                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED


                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-21757
                                  -------------


                       American Independence Funds Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


             335 Madison Avenue, Mezzanine, New York,        NY 10017
--------------------------------------------------------------------------------
             (Address of principal executive offices)       (Zip code)


          BISYS Fund Services, 3435 Stelzer Road,  Columbus, OH 43219
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  888-266-8787
                                                   ----------------

Date of fiscal year end:         10/31/07
                        ------------------------------

Date of reporting period:        01/31/07
                         -----------------------------

AMERICAN INDEPENDENCE FUNDS
STOCK FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                       SHARES        VALUE ($)
                                                                    ------------   -------------
COMMON STOCKS (96.1%)
CONSUMER DISCRETIONARY (13.6%)
Altria Group, Inc.                                                        46,300   $   4,046,157
ConAgra Foods, Inc.                                                       36,700         943,557
Imperial Tobacco Group PLC - ADR                                          50,900       4,144,278
Mattel, Inc.                                                              48,400       1,179,024
The Stanley Works                                                         45,100       2,582,426
UST, Inc.                                                                 38,200       2,194,208
                                                                                   -------------
                                                                                      15,089,650
                                                                                   -------------
CONSUMER STAPLES (4.5%)
Carnival Corp.                                                            48,700       2,510,972
Dollar General Corp.                                                      68,100       1,153,614
Gannett, Inc.                                                             22,700       1,319,778
                                                                                   -------------
                                                                                       4,984,364
                                                                                   -------------
ENERGY (10.6%)
BP Amoco PLC - ADR                                                        19,100       1,213,041
ChevronTexaco Corp.                                                       14,000       1,020,320
ConocoPhillips                                                            50,746       3,370,042
Duke Energy Corp.                                                         86,500       1,703,185
Occidental Petroleum Corp.                                                71,500       3,314,740
Spectra Energy Corp. (a)                                                  43,250       1,129,690
                                                                                   -------------
                                                                                      11,751,018
                                                                                   -------------
FINANCIALS (22.7%)
Allstate Corp.                                                            45,400       2,731,264
Bank of America Corp.                                                     61,567       3,237,193
Capital One Financial Corp.                                               27,300       2,194,920
Citigroup, Inc.                                                           63,133       3,480,522
Hartford Financial Services Group, Inc.                                   20,000       1,898,200
J.P. Morgan Chase & Co.                                                   23,600       1,201,948
MGIC Investment Corp.                                                     25,200       1,555,344
SLM Corp.                                                                 61,700       2,835,732
Washington Mutual, Inc.                                                   39,500       1,761,305
Wells Fargo & Co.                                                         62,900       2,259,368
XL Capital Ltd., Class A                                                  28,900       1,994,100
                                                                                   -------------
                                                                                      25,149,896
                                                                                   -------------
HEALTHCARE (18.1%)
American International Group, Inc.                                        39,100       2,676,395
Baxter International, Inc.                                                53,600       2,661,776
Bristol-Myers Squibb Co.                                                  98,100       2,824,299
Pfizer, Inc.                                                             125,400       3,290,515
Schering-Plough Corp.                                                     38,500         962,500
UnitedHealth Group, Inc.                                                  38,200       1,996,332
Wellpoint Health Network, Inc. (a)                                        47,600       3,730,888
Wyeth                                                                     37,500       1,852,875
                                                                                   -------------
                                                                                      19,995,580
                                                                                   -------------
INDUSTRIALS (9.4%)
3M Co.                                                                    11,800         876,740
Burlington Northern Santa Fe Corp.                                        27,700       2,225,972
Emerson Electric Co.                                                      41,200       1,852,764
Honeywell International, Inc.                                             50,000       2,284,500
Illinois Tool Works, Inc.                                                 61,300       3,125,687
                                                                                   -------------
                                                                                      10,365,663
                                                                                   -------------

INFORMATION TECHNOLOGY (1.9%)
American Power Conversion Corp.                                           67,200       2,065,728
                                                                                   -------------
MATERIALS (1.7%)
E.I. DuPont de Nemours & Co.                                              38,200       1,893,192
                                                                                   -------------
TELECOMMUNICATION SERVICES (8.6%)
AT&T Inc.                                                                 48,098       1,809,909
L-3 Communications Holdings, Inc.                                         13,600       1,119,824
Nokia Corp. - ADR                                                        128,900       2,848,690
Verizon Communications, Inc.                                              97,192       3,743,836
                                                                                   -------------
                                                                                       9,522,259
                                                                                   -------------
UTILITIES (5.0%)
Dominion Resources, Inc. of Virginia                                      25,400       2,107,184
Entergy Corp.                                                             36,900       3,426,165
                                                                                   -------------
                                                                                       5,533,349
                                                                                   -------------
TOTAL COMMON STOCKS                                                                  106,350,699
                                                                                   -------------
INVESTMENT COMPANIES (4.0%)
American Beacon Money Market Select Fund (b)                           4,381,219       4,381,219
                                                                                   -------------
TOTAL INVESTMENT COMPANIES                                                             4,381,219
                                                                                   -------------
TOTAL INVESTMENTS (COST $79,905,971) (c) - 100.1%                                    110,731,918
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                                          (106,221)
                                                                                   -------------
NET ASSETS - 100.0%                                                                $ 110,625,697
                                                                                   =============

----------
(a)  Represents non-income producing security.

(b)  Investment in affiliate.

(c) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized Appreciation                                             $ 31,270,883
Unrealized (Depreciation)                                                444,936
                                                                    ------------
Net Unrealized Appreciation (Depreciation)                          $ 30,825,947
                                                                    ============

ADR-American Depositary Receipt

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

AMERICAN INDEPENDENCE FUNDS
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                       SHARES        VALUE ($)
                                                                    ------------   ------------
COMMON STOCK (95.6%)
BELGIUM (2.1%)
Dexia                                                                     40,700   $  1,207,729
KBC Groep NV                                                               9,700      1,223,024
                                                                                   ------------
                                                                                      2,430,753
                                                                                   ------------
DENMARK (1.1%)
Danske Bank A/S                                                           26,600      1,225,389
                                                                                   ------------
FINLAND (1.0%)
Nordea Bank AB (a)                                                        77,900      1,218,234
                                                                                   ------------
FRANCE (11.7%)
BNP Paribas S.A.                                                          17,400      1,939,909
Credit Agricole S.A.                                                      23,900      1,023,476
France Telecom S.A.                                                       59,200      1,635,572
Sanofi-Aventis S.A.                                                       21,200      1,863,502
SCOR (a)                                                                  42,690      1,162,745
Societe Generale                                                           6,400      1,130,138
Total S.A.                                                                35,500      2,396,461
Vinci S.A.                                                                 9,300      1,277,426
Vivendi Universal                                                         29,600      1,218,193
                                                                                   ------------
                                                                                     13,647,422
                                                                                   ------------
GERMANY (11.7%)
BASF AG                                                                   16,800      1,618,829
Celesio AG                                                                20,100      1,145,742
Deutsche Bank AG                                                          12,000      1,694,112
Deutsche Post AG                                                          39,300      1,208,695
Deutsche Telekom AG                                                       85,800      1,506,146
E.ON AG                                                                   14,100      1,912,120
MAN AG                                                                    13,200      1,386,504
Muenchener                                                                 6,700      1,054,586
Rueckversicherungs-Gesellschaft AG
Siemens AG                                                                19,100      2,095,837
                                                                                   ------------
                                                                                     13,622,571
                                                                                   ------------
HONG KONG (3.3%)
China Power International Development Ltd.                             2,719,000      1,473,213
Industrial & Commercial Bank of China Ltd.                               606,000      1,305,613
Yanzhou Coal Mining Co. Ltd.                                           1,156,000      1,075,004
                                                                                   ------------
                                                                                      3,853,830
                                                                                   ------------
ISRAEL (0.9%)
Teva Pharmaceutical Industries Ltd. ADR                                   30,500      1,070,550
                                                                                   ------------
ITALY (5.5%)
Enel S.p.A.                                                              113,600      1,202,116
Fondiaria-Sai S.p.A.                                                      24,200      1,095,298
Lottomatica S.p.A. (a)                                                    27,400      1,117,653
Terna S.p.A.                                                             362,700      1,258,489
Unicredito Italiano S.p.A.                                               187,200      1,732,114
                                                                                   ------------
                                                                                      6,405,670
                                                                                   ------------

JAPAN (15.2%)
Canon, Inc.                                                               30,100      1,584,079
Hitachi Koki Co. Ltd.                                                     79,000      1,206,672
Honda Motor Co. Ltd.                                                      44,300      1,743,950
Mitsubishi Corp.                                                          78,900      1,595,525
Nintendo Co. Ltd.                                                         15,300      4,514,171
Nissan Motor Co. Ltd.                                                     92,700      1,158,558
Sankyo Co. Ltd.                                                           19,600        973,015
Shin-Etsu Chemical Co. Ltd.                                               16,200      1,052,611
Toshiba TEC Corp. (a)                                                    232,000      1,195,956
Toyota Motor Corp.                                                        41,400      2,727,747
                                                                                   ------------
                                                                                     17,752,284
                                                                                   ------------
LUXEMBOURG (1.4%)
Arcelor (a)                                                               26,300      1,577,301
                                                                                   ------------
NETHERLANDS (6.5%)
European Aeronautic Defence and Space Co.                                 36,000      1,194,464
Hunter Douglas N.V.                                                       14,700      1,207,854
ING Groep N.V.                                                            40,100      1,753,271
Royal Dutch Shell PLC (CL B)                                             100,600      3,371,515
                                                                                   ------------
                                                                                      7,527,104
                                                                                   ------------
NORWAY (2.4%)
DnB Nor ASA                                                               84,400      1,267,840
Statoil ASA                                                               55,500      1,481,459
                                                                                   ------------
                                                                                      2,749,299
                                                                                   ------------
PORTUGAL (2.1%)
Banco Espirito Santo S.A. (a)                                             67,700      1,299,582
Energias de Portugal S.A.                                                239,600      1,195,908
                                                                                   ------------
                                                                                      2,495,490
                                                                                   ------------
SINGAPORE (1.0%)
Jardine Cycle & Carriage Ltd.                                            122,700      1,126,788
                                                                                   ------------
SWITZERLAND (6.3%)
Credit Suisse Group                                                       26,700      1,886,588
EMS-Chemie Holding AG                                                      9,247      1,121,570
Novartis AG                                                               35,600      2,048,725
Petroplus Holdings AG (a)                                                 19,200      1,227,700
Swiss Reinsurance Co.                                                     13,500      1,122,738
                                                                                   ------------
                                                                                      7,407,321
                                                                                   ------------
UNITED KINGDOM (23.4%)
Anglo American PLC                                                        37,400      1,736,869
AstraZeneca PLC                                                           31,500      1,757,426
BAE Systems PLC                                                          137,800      1,130,873
Boots Group PLC                                                           70,866      1,123,478
British American Tobacco Industries PLC                                   53,400      1,619,708
BT Group PLC                                                             298,600      1,794,979
Diageo PLC                                                                88,200      1,715,347
HBOS PLC                                                                  83,900      1,831,151
Home Retail Group                                                        161,900      1,351,711
HSBC Holdings PLC                                                        103,400      1,878,929
Imperial Tobacco Group PLC                                                30,700      1,253,234
Intermediate Capital Group PLC                                            41,100      1,501,768
Investec PLC                                                             109,900      1,347,195
National Grid PLC                                                         83,100      1,253,748
Rolls-Royce Group PLC                                                    123,900      1,139,109
Royal Bank of Scotland Group PLC                                          31,200      1,253,418
Scottish & Newcastle PLC                                                 100,000      1,066,714
Vodafone Group PLC (a)                                                   913,662      2,656,412
                                                                                   ------------
                                                                                     27,412,069
                                                                                   ------------
TOTAL COMMON STOCK                                                                  111,522,075
                                                                                   ------------

INVESTMENT COMPANIES (4.2%)
Dreyfus Cash Management Money Market Fund                              2,472,142      2,472,142
Dreyfus Cash Management Plus Money Market Fund                         2,472,141      2,472,141
                                                                                   ------------
TOTAL INVESTMENT COMPANIES                                                            4,944,283
                                                                                   ------------
TOTAL INVESTMENTS (COST $98,024,420) (b) - 99.8%                                    116,466,358
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                                            227,825
                                                                                   ------------
NET ASSETS - 100.0%                                                                $116,694,183
                                                                                   ============

----------
(a)  Represents non-income producing security.

(b) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized Appreciation                                             $ 19,411,723
Unrealized (Depreciation)                                                969,785
                                                                    ------------
Net Unrealized Appreciation (Depreciation)                          $ 18,441,938
                                                                    ============

ADR-American Depositary Receipt

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

AMERICAN INDEPENDENCE FUNDS
SHORT-TERM BOND FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                      PRINCIPAL
                                                                      AMOUNT ($)     VALUE ($)
                                                                    ------------   -------------
ASSET BACKED SECURITIES (12.0%)
Asset Backed Securities Corp., Series
2001-HE2, Class A1, 5.84%, 6/15/31 *                                      22,840   $      22,937

Brazos Student Loan Finance Corp.,
Series 1997-A, Class A2, 5.60%, 12/1/21, *                               213,804         213,993

Chase Funding Mortgage Loan
Asset-Backed Certificates, Series 2001-3,
Class 2A1, 5.82%, 10/25/31 *                                               3,134           3,135

Chase Manhattan Auto Owner Trust,
Series 2005-A, Class A3, 3.87%, 6/15/09                                1,327,335       1,313,776

Countrywide Asset-Backed Certificates,
Series 2003-BC1, Class A1, 5.72%, 3/25/33 *                               64,183          64,213

Countrywide Home Equity Loan Trust,
Series 2004-I, Class A, 5.61%, 5/15/29, *                                109,966         110,229

Countrywide Home Equity Loan Trust,
Series 2002-G, Class A, 5.69%, 12/15/28, *                               210,019         210,520

Fannie Mae Grantor Trust, Series
2003-T4, Class 1A, 5.47%, 9/26/33 *                                       29,761          29,905

Fannie Mae Grantor Trust, Series
2002-T5, Class A1, 5.56%, 5/25/32 *                                      310,591         310,644

Fannie Mae Whole Loan, Series 2001-
W1, Class AV1, 5.56%, 8/25/31 *                                           39,656          39,660

Fifth Third Home Equity Loan Trust,
Series 2003-1, Class A, 5.57%, 9/20/23, *                                245,304         245,876

First Horizon ABS Trust, Series
2004-HE1, Class A, 5.53%, 1/25/24 *                                       68,731          68,770

First Horizon ABS Trust, Series
2004-HE3, Class A, 5.61%, 10/25/34 *                                     125,900         126,268

Fleet Home Equity Loan Trust, Series
2003-1, Class A, 5.57%, 1/20/33 *                                        116,640         116,769

GMAC Mortgage Corp. Loan Trust,
Series 2001-HE3, Class A2, 5.60%, 3/25/27 *                               76,837          77,006

Greenpoint Home Equity Loan Trust,
Series 2004-1, Class A, 5.55%, 7/25/29, *                                106,875         107,273

Honda Auto Receivables Owner Trust,
Series 2005-2, Class A3, 3.93%, 1/15/09                                1,092,745       1,085,634

Household Automotive Trust, Series
2005-1, Class A4, 4.35%, 6/18/12                                         400,000         392,640

MSDWCC Heloc Trust, Series 2003-1,
Class A, 5.59%, 11/25/15 *                                               102,643         102,648

Navistar Financial Corp. Owner Trust,
Series 2005-A, Class A3, 4.22%, 2/15/10                                  500,000         494,863

Onyx Acceptance Owner Trust, Series
2004-C, Class A4, 3.50%, 12/15/11                                        300,000         295,432

Option One Mortgage Loan Trust, Series
2003-1, Class A2, 5.74%, 2/25/33 *                                        37,886          37,913

Residential Funding Mortgage
Securities, Series 2003-HS3, Class A2B, 5.61%, 8/25/33 *                 109,697         109,853

USAA Auto Owner Trust, Series
2005-2, Class A3, 4.00%, 12/15/09                                        821,636         814,546

Wachovia Asset Securitization, Inc.,
Series 2002-HE2, Class A, 5.75%, 12/25/32 *                              635,976         636,696

Wachovia Asset Securitization, Inc.,
Series 2003-HE2, Class AII1, 5.58%, 7/25/33 *                             90,942          91,080
                                                                                   -------------
TOTAL ASSET BACKED SECURITIES (COST $7,162,950)                                        7,122,279
                                                                                   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (6.2%)
Bank of America Mortgage Securities,
Series 2002-G, Class 2A1, 7.24%, 7/20/32 *                                 4,605           4,717

Countrywide Home Equity Loan Trust,
Series 2004-25, Class 1A3, 5.68%, 2/25/35 *                              188,632         189,397

Countrywide Home Loans, Series
2005-11, Class 4A1, 5.59%, 2/28/35 *                                     411,542         412,292

CS First Boston Mortgage Securities
Corp., Series 2003-AR2, Class 2A1, 4.85%, 2/25/33 *                       52,882          53,167

CS First Boston Mortgage Securities
Corp., Series 2002-AR17, Class 2A1, 6.57%, 12/19/39 *                     35,375          35,885

Freddie Mac, Series 1694, Class PQ, 6.50%, 9/15/23                        92,218          92,362

Freddie Mac Structured Pass Through
Securities, Series T-31, Class A7, 5.57%, 5/25/31 *                      319,556         319,583

Freddie Mac Structured Pass Through
Securities, Series T-32, Class A1, 5.58%, 8/25/31 *                       74,296          74,620

Freddie Mac Structured Pass Through
Securities, Series T-54, Class 4A, 5.80%, 2/25/43 *                      150,645         151,596

Freddie Mac Structured Pass Through
Securities, Series T-57, Class 1A2, 7.00%, 7/25/43                       748,544         767,023

Freddie Mac, Structured Pass Through
Securities, Series T-63, Class 1A1, 6.03%, 2/25/45 *                     467,093         466,238

Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 2A2, 4.21%, 2/25/33                                 94,360          94,844

MLCC Mortgage Investors, Inc., Series
2003-B, Class A1, 5.66%, 4/25/28 *                                       138,212         138,856

MLCC Mortgage Investors, Inc., Series
1999-A, Class A, 5.70%, 3/15/25 *                                        169,257         169,847

SBA Participation Certificates, Series
2000-10C, Class 1, 7.88%, 5/1/10                                          51,061          52,458

Sequoia Mortgage Trust, Series 10,
Class 1A, 5.72%, 10/20/27 *                                              140,595         140,767

Sequoia Mortgage Trust, Series 9, Class
1A, 5.57%, 9/20/32 *                                                     156,111         156,251

Structured Asset Securities Corp., Series
2003-9A, Class 2A1, 3.83%, 3/25/33                                        78,200          78,531

Washington Mutual, Series 2005-AR1,
Class A1A, 5.67%, 1/25/45 *                                              270,455         270,962
                                                                                   -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $3,696,149)                                                                      3,669,396
                                                                                   -------------
CORPORATE BONDS (0.8%)
FINANCIALS (0.8%)
American Express Centurion, 5.41%, 7/19/07 *                             300,000         300,177
National City Bank, 5.37%, 2/7/08 *                                      200,000         200,192
                                                                                   -------------
TOTAL CORPORATE BONDS                                                                    500,369
                                                                                   -------------
MEDIUM TERM/SENIOR NOTES (3.2%)
FINANCIALS (3.2%)
American General Finance, Series H,
5.46%, 4/5/07 *                                                          325,000         325,076

General Electric Capital Corp., Series A,
5.25%, 10/27/09                                                        1,250,000       1,250,569

Hartford Life Global Funding,
5.53%, 9/15/09 *                                                         200,000         200,656

Merrill Lynch & Co., Series B,
5.61%, 1/2/08 *                                                          100,000         100,222
                                                                                   -------------
TOTAL MEDIUM TERM/SENIOR NOTES                                                         1,876,523
                                                                                   -------------
TAXABLE MUNICIPAL BONDS (6.3%)
ILLINOIS (0.8%)
Chicago, Chicago-D, GO, 4.00%, 12/1/09                                   500,000         503,830
                                                                                   -------------
MICHIGAN (0.4%)
State, GO, 3.99%, 11/1/07                                                250,000         247,620
                                                                                   -------------
MINNESOTA (0.3%)
Savage Minnesota, GO, 4.85%, 2/1/07                                      200,000         200,000
                                                                                   -------------
MISSOURI (1.7%)
State, Higher Education Loan Authority
Revenue, Series E, 5.28%, 5/1/44 *                                       600,000         600,000

State, Higher Education Loan Authority
Revenue, Series N, 5.34%, 7/1/32 *                                       400,000         400,000
                                                                                   -------------
                                                                                       1,000,000
                                                                                   -------------
PENNSYLVANIA (1.0%)
State, Higher Education Assistance
Agency, Student Loan Revenue, 5.32%, 9/1/43 *                            600,000         600,000
                                                                                   -------------
TEXAS (2.1%)
Brazos Higher Education Authority, Inc.,
Student Loan Revenue, Series A-11, 5.31%, 12/1/38 *                      600,000         600,000

Panhandle-Plains, Higher Education
Authority, Inc., Student Loan Revenue,
Series A-3, 5.29%, 4/1/31 *                                              600,000         600,000
                                                                                   -------------
                                                                                       1,200,000
                                                                                   -------------
TOTAL TAXABLE MUNICIPAL BONDS                                                          3,751,450
                                                                                   -------------
TAX EXEMPT MUNICIPAL BONDS (2.3%)
LOUISIANA (1.1%)
State, Series A, GO, 5.00%, 8/1/08                                       600,000         611,106
                                                                                   -------------
NORTH CAROLINA (0.8%)
Wake County, Public Improvement, GO, 4.00%, 3/1/08                       500,000         501,900
                                                                                   -------------
WASHINGTON (0.4%)
State, Series 2003-A, GO, 4.00%, 7/1/08                                  250,000         251,010
                                                                                   -------------
TOTAL TAX EXEMPT MUNICIPAL BONDS                                                       1,364,016
                                                                                   -------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES (6.9%)
FANNIE MAE (6.8%)
3.64%, 7/1/07, Pool #385793 *                                            930,647         921,601
4.12%, 5/1/34, Pool #784365 *                                            117,960         117,047
4.38%, 6/1/34, Pool #789463 *                                            362,669         356,834
4.50%, 4/1/13, Pool #254717                                              887,157         866,555
4.85%, 1/1/35, Pool #810896 *                                            583,019         579,105
5.05%, 7/1/35, Pool #834933 *                                            753,151         750,008
5.50%, 1/1/10, Pool #687086                                              276,023         275,307
5.55%, 11/1/21, Pool #365421 *                                            76,401          76,665
6.23%, 6/1/40, Pool #557072 *                                             23,020          23,327
6.50%, 12/1/15, Pool #545927                                              48,160          49,233
8.50%, 8/1/30, Pool #542611                                               14,038          15,078
                                                                                   -------------
                                                                                       4,030,760
                                                                                   -------------
FREDDIE MAC (0.0%)
7.07%, 4/1/29, Pool #846367 *                                             16,757          17,166
                                                                                   -------------
SMALL BUSINESS ADMINISTRATION (0.1%)
8.88%, 1/25/10, Pool #503653 *                                            16,917          17,118
9.48%, 5/25/15, Pool #502966 *                                            15,742          16,438
                                                                                   -------------
                                                                                          33,556
                                                                                   -------------
TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES
                                                                                       4,081,482
                                                                                   -------------
U.S. GOVERNMENT AGENCY SECURITIES (29.2%)
Federal National Mortgage Association (6.0%)
5.15%, 9/21/07                                                           250,000         249,695
5.20%, 9/28/07                                                           400,000         399,715
5.25%, 10/30/07                                                          500,000         499,810
5.25%, 12/3/07                                                           250,000         249,900
5.25%, 4/4/08                                                            400,000         399,654
5.25%, 6/11/08                                                         1,000,000         997,512
5.38%, 4/3/08                                                            250,000         249,690
5.40%, 2/1/08                                                            500,000         500,579
                                                                                   -------------
                                                                                       3,546,555
                                                                                   -------------
FEDERAL FARM CREDIT BANK (4.2%)
5.03%, 3/14/08                                                           500,000         498,767
5.08%, 3/16/09                                                           500,000         499,621
5.15%, 9/14/07                                                           500,000         499,518
5.20%, 5/2/08                                                            500,000         499,809
5.30%, 8/7/07                                                            500,000         499,718
                                                                                   -------------
                                                                                       2,497,433
                                                                                   -------------

FEDERAL HOME LOAN BANK (13.9%)
5.00%, 3/13/07                                                           400,000         399,814
5.00%, 3/20/07                                                           500,000         499,732
5.05%, 10/11/07                                                          400,000         399,304
5.08%, 2/22/07                                                           250,000         249,951
5.09%, 10/7/08                                                           500,000         499,541
5.10%, 3/6/08                                                            750,000         748,720
5.13%, 5/8/07                                                            250,000         249,842
5.13%, 5/24/07                                                           250,000         249,826
5.13%, 12/18/07                                                          750,000         748,904
5.13%, 4/16/08                                                           500,000         499,352
5.20%, 1/9/08                                                            750,000         748,958
5.25%, 8/28/07                                                         1,000,000         998,833
5.32%, 2/23/07                                                         1,000,000         999,873
5.50%, 6/21/07                                                           250,000         250,160
5.50%, 8/28/09                                                           750,000         748,930
                                                                                   -------------
                                                                                       8,291,740
                                                                                   -------------
Federal Home Loan Mortgage Corporation (5.1%)
5.10%, 3/14/08                                                           400,000         399,311
5.13%, 4/24/07                                                           250,000         249,880
5.13%, 9/28/07                                                           500,000         499,222
5.25%, 5/16/07                                                           750,000         749,767
5.25%, 11/20/09                                                          500,000         498,146
5.30%, 4/17/08                                                           250,000         249,813
5.40%, 2/7/07                                                            400,000         399,998
                                                                                   -------------
                                                                                       3,046,137
                                                                                   -------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
                                                                                      17,381,865
                                                                                   -------------
U.S. TREASURY OBLIGATIONS (31.5%)
U.S. TREASURY BILLS (18.0%)
4.87%, 3/22/07 #                                                         500,000         496,625
4.89%, 3/29/07 #                                                       1,000,000         992,261
4.96%, 3/1/07 #                                                          500,000         498,095
4.97%, 6/7/07 #                                                          500,000         491,317
4.98%, 6/14/07 #                                                         500,000         490,832
5.00%, 4/5/07 #                                                          750,000         743,464
5.03%, 3/8/07 #                                                          500,000         497,604
5.07%, 2/22/07 #                                                       1,000,000         997,155
5.07%, 7/19/07 #                                                         500,000         488,450
5.10%, 2/15/07 #                                                       1,000,000         998,127
5.11%, 2/8/07 #                                                        3,500,000       3,496,821
5.17%, 2/1/07 #                                                          500,000         500,000
                                                                                   -------------
                                                                                      10,690,751
                                                                                   -------------
U.S. TREASURY NOTES (13.5%)
3.25%, 8/15/08                                                         2,895,000       2,822,738
3.50%, 5/31/07                                                           600,000         596,860
3.63%, 6/30/07                                                           500,000         496,973
3.63%, 7/15/09                                                         4,000,000       3,884,219
4.38%, 5/15/07                                                           250,000         249,453
                                                                                   -------------
                                                                                       8,050,243
                                                                                   -------------
TOTAL U.S. TREASURY OBLIGATIONS                                                       18,740,994
                                                                                   -------------
INVESTMENT COMPANIES (2.3%)                                             Shares
                                                                       ---------
American Beacon Money Market Select Fund                               1,394,459       1,394,459
                                                                                   -------------
TOTAL INVESTMENT COMPANIES                                                             1,394,459
                                                                                   -------------

TOTAL INVESTMENTS (COST $60,253,365) (b) - 100.7%                                     59,882,833
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%                                          (427,566)
                                                                                   -------------
NET ASSETS - 100.0%                                                                $  59,455,267
                                                                                   =============

----------
* Variable rate securities. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at January 31, 2007.

#    The rate presented is the effective yield at purchase.

(b) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized Appreciation                                              $  15,711
Unrealized (Depreciation)                                             (386,243)
                                                                     ---------
Net Unrealized Appreciation (Depreciation)                           $(370,532)
                                                                     =========

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

AMERICAN INDEPENDENCE FUNDS
INTERMEDIATE BOND FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                      PRINCIPAL
                                                                      AMOUNT($)       VALUE($)
                                                                    ------------   -------------
ASSET BACKED SECURITIES (6.9%)
Green Tree Financial Corp., Series
1997-7, Class A8, 6.86%, 7/15/29                                         165,548   $     169,734

Harley-Davidson Motorcycle Trust,
2005-3A2, 4.41%, 6/15/12                                                 500,000         493,999

Household Automotive Trust, Series
2005-3, Class A3, 4.80%, 10/17/10                                        400,000         397,826

Hyundai Auto Receivables Trust,  Series
2005-A, Class A3, 3.98%, 11/16/09                                        360,000         356,176

MSDWCC Heloc Trust, Series 2003-1,
Class A, 5.59%, 11/25/15 *                                               102,643         102,648

Nissan Auto Receivables Owner Trust,
Series 2005-B, Class A3, 3.99%, 7/15/09                                  413,271         409,892

Onyx Acceptance Owner Trust, Series
2004-C, Class A4, 3.50%, 12/15/11                                        275,000         270,813

Triad Auto Receivables Owner Trust,
Series 2005-B, Class A3, 4.28%, 6/14/10                                  286,098         283,647

Volkswagen Auto Lease Trust, Series
2005-A, Class A3, 3.82%, 5/20/08                                         209,786         208,811

Wachovia Asset Securitization, Inc.,
Series 2003-HE2, Class AII1, 5.58%, 7/25/33 *                             90,942          91,080

WFS Financial Owner Trust, Series
2005-3, Class A4, 4.38%, 5/19/13                                         300,000         295,958
                                                                                   -------------
TOTAL ASSET BACKED SECURITIES                                                          3,080,584
                                                                                   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (14.2%)
CS First Boston Mortgage Securities
Corp, Series 2004-AR5, Class 10A1, 5.00%, 6/25/34 *                      145,492         144,439

Fannie Mae Grantor Trust, Series
2004-T3, Class 1A1, 6.00%, 2/25/44                                       536,147         536,708

Fannie Mae Whole Loan, Series
2004-W8, Class 3A, 7.50%, 6/25/44                                        225,950         235,135

Fannie Mae, Series 2002-16, Class XU,
5.50%, 4/25/17                                                         3,100,000       3,100,282

Fannie Mae, Series 2002-49, Class KG,
5.50%, 8/25/17                                                           500,000         500,208

Fannie Mae, Series 2003-92, Class HP,
4.50%, 9/25/18                                                           531,086         515,733

Freddie Mac Structured Pass Through
Securities, Series T-58, Class 2A, 6.50%, 9/25/43                        337,496         343,344

MLCC Mortgage Investors, Inc., Series
2003-B, Class A1, 5.66%, 4/25/28 *                                       115,177         115,713

MLCC Mortgage Investors, Inc., Series
2003-D, Class A, 5.63%, 8/25/28 *                                        139,271         139,488

Sequoia Mortgage Trust, Series 10,
Class 1A, 5.72%, 10/20/27 *                                              140,595         140,766

Washington Mutual, Series 2003-AR1,
Class A6, 4.47%, 3/25/33 *                                               559,629         555,254
                                                                                   -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                              6,327,070
                                                                                   -------------
CORPORATE BONDS (17.0%)
CONSUMER DISCRETIONARY (3.3%)
Fedex Corp., 7.52%, 1/15/18                                              115,676         120,666
Harvard University, 8.13%, 4/15/07                                       250,000         251,350
Honeywell International, 6.13%, 11/1/11                                  250,000         258,202
Ingersoll-Rand Co., 4.75%, 5/15/15                                       125,000         116,457
Masco Corp., 5.88%, 7/15/12                                              175,000         175,606
McDonald's Corp., 8.88%, 4/1/11                                          125,000         140,879
Prologis, 5.25%, 11/15/10                                                 85,000          84,277
Thermo Electron Corp., 5.00%, 6/1/15                                     125,000         116,738
Thomson Corp., 6.20%, 1/5/12                                             175,000         179,690
                                                                                   -------------
                                                                                       1,443,865
                                                                                   -------------
CONSUMER STAPLES (1.1%)
Conagra, Inc., 7.88%, 9/15/10                                             99,000         106,631
Kellogg Co., 6.60%, 4/1/11                                               210,000         219,011
Kraft Foods, Inc., 6.25%, 6/1/12                                         150,000         155,162
                                                                                   -------------
                                                                                         480,804
                                                                                   -------------
ENERGY (0.4%)
Marathon Oil Corp., 6.13%, 3/15/12                                       165,000         169,031
                                                                                   -------------
FINANCIALS (9.7%)
American Express Credit, 5.00%, 12/2/10                                  175,000         173,473
AmSouth Bancorp, 6.13%, 3/1/09                                           100,000         101,294
Bank of America Corp., 7.40%, 1/15/11                                    300,000         321,940
Bank One Corp., 10.00%, 8/15/10                                          230,000         260,950
Berkley Corp., 5.13%, 9/30/10                                            150,000         147,372
Citigroup, Inc., 6.50%, 1/18/11                                          115,000         119,773
City National Bank, 6.75%, 9/1/11                                        250,000         262,881
First Tennessee Bank, 5.05%, 1/15/15                                     200,000         191,389
First Union National Bank, 7.80%, 8/18/10                                300,000         320,746
Firstar Bank N.A., 7.13%, 12/1/09                                        150,000         157,020
Fort Eustis, 4.98%, 12/15/20                                             200,000         186,314
Goldman Sachs Group, Inc., 6.88%, 1/15/11                                225,000         237,374
Manufacturers & Traders Trust Co., 5.59%, 12/28/20 *                     169,000         166,445
Marshall & Ilsley Bank, 6.38%, 9/1/11                                    200,000         207,688
Metlife, Inc., 5.38%, 12/15/12                                            80,000          79,783
Morgan Stanley Dean Witter, 6.75%, 4/15/11                               250,000         262,966
National City Bank, 6.20%, 12/15/11                                      150,000         154,915
National City Bank of Kentucky, 6.30%, 2/15/11                            75,000          77,324
PNC Funding Corp., 6.13%, 2/15/09                                        150,000         152,090
Safeco Corp., 4.88%, 2/1/10                                              150,000         148,011
Sovereign Bank, 4.00%, 2/1/08                                            250,000         246,319
U.S. Bank N.A. Minnesota, 6.38%, 8/1/11                                  150,000         155,791
Unitrin, Inc., 5.75%, 7/1/07                                             150,000         150,090
                                                                                   -------------
                                                                                       4,281,948
                                                                                   -------------

HEALTH CARE (0.7%)
American Home Products, 6.95%, 3/15/11                                   135,000         142,765
Schering-Plough Corp., 5.55%, 12/1/13, *                                 185,000         183,495
                                                                                   -------------
                                                                                         326,260
                                                                                   -------------
INDUSTRIALS (0.3%)
Praxair, Inc., 6.50%, 3/1/08                                             125,000         126,350
                                                                                   -------------
MATERIALS (1.1%)
Alcan, Inc., 6.25%, 11/1/08                                              170,000         171,873
Alcoa Inc, 6.00%, 1/15/12                                                165,000         168,881
Bemis Company, Inc., 4.88%, 4/1/12                                       175,000         169,247
                                                                                   -------------
                                                                                         510,001
                                                                                   -------------
UTILITIES (0.4%)
General Electric Co., 5.00%, 2/1/13                                      170,000         167,238
                                                                                   -------------
TOTAL CORPORATE BONDS                                                                  7,505,497
                                                                                   -------------
MEDIUM TERM/SENIOR NOTES (0.5%)
CONSUMER DISCRETIONARY (0.5%)
Stanford University, Series A, 6.16%, 4/30/11                            225,000         231,932
                                                                                   -------------
TOTAL MEDIUM TERM/SENIOR NOTES                                                           231,932
                                                                                   -------------
TAXABLE MUNICIPAL BONDS (7.7%)
ARKANSAS (1.0%)
State, Water-Waste Disposal, Series A,
GO, 6.00%, 7/1/08, OID                                                   435,000         439,297
                                                                                   -------------
ILLINOIS (1.5%)
Chicago, Series C, 4.69%, 1/1/11                                         175,000         171,744
Chicago, Series D, GO, 4.72%, 1/1/12                                     200,000         195,533
Loyola University, Series C, 4.80%, 7/1/13                               150,000         142,691
State, Pension, GO, 3.55%, 6/1/11                                        170,000         158,481
                                                                                   -------------
                                                                                         668,449
                                                                                   -------------
INDIANA (0.6%)
State, Series A, 3.69%, 1/15/08                                          275,000         270,705
                                                                                   -------------
IOWA (0.6%)
Davenport, Series A, GO, 4.60%, 6/1/12, OID                              160,000         155,336
Des Moines, Hotel & Motel, GO,
5.85%, 12/1/11, OID                                                      115,000         118,050
                                                                                   -------------
                                                                                         273,386
                                                                                   -------------
MAINE (0.6%)
State, GO, 3.25%, 6/15/10                                                300,000         281,964
                                                                                   -------------
MICHIGAN (0.3%)
State, GO, 3.99%, 11/1/07                                                125,000         123,810
                                                                                   -------------
MINNESOTA (0.4%)
Kandiyohi County, Series A, 5.00%, 6/15/15                               180,000         174,895
                                                                                   -------------
MISSISSIPPI (0.4%)
Jackson County, 5.00%, 6/1/13                                            190,000         185,330
                                                                                   -------------
NEW YORK (0.3%)
New York, Series J, 2.60%, 6/1/07                                        150,000         148,622
                                                                                   -------------

OREGON (0.5%)
State, Alternative Energy Project, Series
F, GO, 5.25%, 10/1/09, OID                                               225,000         224,226
                                                                                   -------------
PENNSYLVANIA (0.4%)
Bethlehem, Series B, GO, 4.85%, 11/1/13                                  190,000         184,914
                                                                                   -------------
TENNESSEE (0.4%)
State, Series B, GO, 6.00%, 2/1/09                                       175,000         177,485
                                                                                   -------------
TEXAS (0.4%)
State, Water Financial Assistance, GO,
3.50%, 8/1/11                                                            175,000         162,402
                                                                                   -------------
WISCONSIN (0.3%)
State, Series A, GO, 4.80%, 5/1/13                                       125,000         121,638
                                                                                   -------------
TOTAL TAXABLE MUNICIPAL BONDS                                                          3,437,123
                                                                                   -------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES (13.4%)
FANNIE MAE (11.3%)
3.97%, 6/1/33, Pool #708318 *                                            229,674         227,779
4.17%, 2/1/09, Pool #386844                                              462,479         451,859
4.24%, 3/1/34, Pool #776486 *                                            225,398         222,620
4.61%, 7/1/12, Pool #387461                                            1,250,000       1,206,257
4.67%, 1/1/10, Pool #385732                                              456,634         443,010
4.73%, 12/1/12, Pool #385682                                             457,364         445,537
4.85%, 1/1/35, Pool #810896 *                                          1,166,038       1,158,211
5.01%, 4/1/11, Pool #387392                                              734,784         725,346
5.55%, 11/1/21, Pool #365421 *                                           158,106         158,650
                                                                                   -------------
                                                                                       5,039,269
                                                                                   -------------
FREDDIE MAC (2.1%)
4.50%, 11/1/18, Pool #B10834                                             935,973         899,236
7.07%, 4/1/29, Pool #846367 *                                             16,757          17,166
                                                                                   -------------
                                                                                         916,402
                                                                                   -------------
TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES
                                                                                       5,955,671
                                                                                   -------------
U.S. GOVERNMENT AGENCY SECURITIES (15.7%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.6%)
5.20%, 6/2/08                                                            100,000          99,857
5.55%, 5/4/09                                                            150,000         149,922
                                                                                   -------------
                                                                                         249,779
                                                                                   -------------
FEDERAL FARM CREDIT BANK (4.5%)
5.00%, 9/21/09                                                           500,000         498,783
5.03%, 3/14/08                                                           500,000         498,767
5.08%, 3/16/09                                                           500,000         499,621
5.20%, 5/2/08                                                            500,000         499,809
                                                                                   -------------
                                                                                       1,996,980
                                                                                   -------------
FEDERAL HOME LOAN BANK (7.5%)
5.00%, 2/29/08                                                           500,000         498,629
5.00%, 10/2/09                                                           500,000         498,975
5.08%, 2/22/07                                                           500,000         499,901
5.13%, 6/13/08                                                           100,000          99,906
5.35%, 12/28/09                                                          500,000         497,928
5.40%, 9/5/08                                                            750,000         747,969
5.50%, 6/27/08, Series 663                                               500,000         500,084
                                                                                   -------------
                                                                                       3,343,392
                                                                                   -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (3.1%)
5.25%, 5/16/07                                                           500,000         499,845
5.38%, 5/15/08                                                           150,000         149,940

5.40%, 12/27/11                                                          750,000         744,289
                                                                                   -------------
                                                                                       1,394,074
                                                                                   -------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                6,984,225
                                                                                   -------------
U.S. TREASURY OBLIGATIONS (21.5%)
U.S. TREASURY BONDS (8.1%)
7.25%, 5/15/16                                                         3,070,000       3,614,925
                                                                                   -------------
U.S. TREASURY NOTES (13.4%)
1.88%, 7/15/15, Treasury Inflation Index                                 450,000         447,799
2.00%, 7/15/14                                                           550,000         571,748
3.88%, 9/15/10                                                           295,000         285,816
4.00%, 2/15/15                                                           300,000         283,629
4.13%, 5/15/15                                                           850,000         809,790
4.25%, 1/15/11                                                           450,000         440,701
4.38%, 12/31/07                                                        1,500,000       1,490,858
4.38%, 11/15/08                                                          750,000         742,588
4.38%, 8/15/12                                                           335,000         328,352
4.50%, 11/15/15                                                          500,000         488,360
                                                                                   -------------
                                                                                       5,889,641
                                                                                   -------------
TOTAL U.S. TREASURY OBLIGATIONS                                                        9,504,566
                                                                                   -------------
INVESTMENT COMPANIES (2.4%)
American Beacon Money Market Select Fund                               1,088,696       1,088,696
                                                                                   -------------
TOTAL INVESTMENT COMPANIES                                                             1,088,696
                                                                                   -------------
TOTAL INVESTMENTS (COST $44,805,540) (b) - 99.3%                                      44,115,364
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                                             324,607
                                                                                   -------------
NET ASSETS - 100.0%                                                                $  44,439,971
                                                                                   =============

----------
* Variable rate securities. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at January 31, 2007.

(a) Represents a restricted security purchase under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.

(b) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized Appreciation                                             $    179,374
Unrealized (Depreciation)                                               (869,550)
                                                                    ------------
Net Unrealized Appreciation (Depreciation)                          $   (690,176)
                                                                    ============

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

AMERICAN INDEPENDENCE FUNDS
KANSAS TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                     PRINCIPAL
                                                                     AMOUNT($)        VALUE($)
                                                                    ------------   -------------
MUNICIPAL BONDS (97.4%)
KANSAS (97.4%)

Augusta, Waterworks Revenue, Series
A, 5.00%, 4/1/19, Callable 10/1/14 @
100, RADIAN                                                            1,180,000   $   1,235,684

Burlington, Environmental Improvement
Revenue, 4.75%, 10/1/17, Mandatory
Put 10/1/07 @ 100                                                      1,225,000       1,229,410

Burlington, Environmental Improvement
Revenue, 5.55%, 12/1/23 *                                              1,000,000       1,000,000

Butler & Sedgwick County, School
District # 385, GO, 5.00%, 9/1/19,
Callable 9/1/10 @ 100, FGIC                                              100,000         104,310

Butler & Sedgwick County, School
District #385, GO, 5.60%, 9/1/12, FSA                                  1,775,000       1,934,963

Butler & Sedgwick County, School
District #385, GO, 5.00%, 9/1/18,
Callable 9/1/15 @ 100, MBIA                                            2,000,000       2,145,379

Butler County, School District, GO,
Series B, 5.00%, 9/1/23, Callable
9/1/15 @ 100                                                             500,000         531,490

Butler County, School District, GO,
Series B, 5.00%, 9/1/24, Callable
9/1/15 @ 100                                                           1,085,000       1,153,333

Cherokee County, COP, 5.00%, 12/1/21,
FGIC                                                                   1,170,000       1,249,911

Cherokee County, COP, 6.25%, 12/1/23,
Pre-refunded 6/1/08 @ 100                                                930,000         958,923

Chisholm Creek, Water & Sewer
Revenue, 5.25%, 9/1/14, Pre-refunded
9/1/12 @ 100, MBIA                                                       710,000         762,348

Chisholm Creek, Water & Sewer
Revenue, 5.25%, 9/1/15, Pre-refunded
9/1/12 @ 100, MBIA                                                       400,000         429,492

Coffeyville Community College,
Revenue, Series A, 5.05%, 10/1/25,
Callable 10/1/15 @ 100                                                 1,975,000       2,048,549

Cowley County, School District #465,
GO, 5.25%, 10/1/15, Callable 10/1/13
@ 100, MBIA                                                            1,310,000       1,414,315

Dodge City, School District #443, GO,
4.70%, 9/1/15, Callable 9/1/08 @ 100,
FSA                                                                      975,000         987,051

Douglas County, GO, Series A, 5.00%,
8/1/18, Callable 8/1/13 @ 100, AMBAC                                   1,935,000       2,045,759

Douglas County, School District #497,
GO, 5.00%, 9/1/07                                                      1,000,000       1,007,490

El Dorado, Water Utility Systems
Revenue, 4.75%, 10/1/07, Callable
4/9/07 @ 100                                                             200,000         200,078

Ellis, Water System Revenue, 5.00%,
10/1/26                                                                  700,000         699,797

Finney County, GO, 5.00%, 12/1/10,
Callable 12/1/07 @ 100, MBIA                                             500,000         505,395

Franklin County COP, Mental Health,
4.75%, 9/1/21                                                            750,000         751,230

Franklin County, School District
#289, GO, 5.35%, 9/1/11, FSA                                             230,000         246,022

Geary County, School District #475,
GO, 5.25%, 9/1/18, Callable 9/1/15 @
100, MBIA                                                                795,000         873,149

Geary County, School District #475,
GO, 5.25%, 9/1/20, Callable 9/1/15 @
100, MBIA                                                              2,025,000       2,214,802

Gray County, School District #102,
GO, 5.00%, 9/1/15, Callable 9/1/08 @
100                                                                      800,000         812,784

Gray County, School District #102,
GO, 6.80%, 9/1/15, Callable 4/9/07 @
100                                                                       10,000          10,026

Great Bend, Water System Revenue,
Series A, 5.15%, 9/1/19, Pre-refunded
9/1/08 @ 100, OID                                                      1,000,000       1,021,610

Harvey County, School District #373,
GO, 4.80%, 9/1/18, Callable 9/1/08 @
100, FSA, OID                                                          2,000,000       2,022,880

Hosington Public Building Corp.,
Health Care Facilities Revenue,
5.00%, 11/1/23, Callable 11/1/14 @
100, AMBAC                                                             1,700,000       1,800,470

Johnson County, Community College,
Student Commons & Parking Revenue,
5.00%, 11/15/24, Callable 11/15/12 @
100, AMBAC                                                             1,000,000       1,047,390

Johnson County, Parks and Recreation
Foundation Revenue, 5.38%, 9/1/16,
Callable 9/1/11 @ 100                                                  1,000,000       1,055,620

Johnson County, Parks and Recreation
Foundation Revenue, Series B, 5.00%,
9/1/23, Callable 9/1/13 @ 100                                            870,000         915,197

Johnson County, School District #231,
GO, 5.00%, 10/1/23, Callable 10/1/14
@ 100, FGIC                                                            1,080,000       1,143,256

Johnson County, School District #231,
GO, 5.00%, 10/1/25, Callable 10/1/16
@ 100, AMBAC                                                           1,070,000       1,142,567

Johnson County, School District #232,
GO, 5.40%, 9/1/14, Pre-refunded
9/1/07 @ 100, MBIA                                                     1,050,000       1,060,584

Johnson County, School District #232,
GO, 5.00%, 3/1/15, MBIA                                                  500,000         540,275

Johnson County, School District #232,
GO, 5.25%, 9/1/20, Callable 9/1/15 @
100, FSA                                                               1,325,000       1,449,192

Johnson County, School District #232,
GO, 5.25%, 9/1/23, Callable 9/1/15 @
100, FSA                                                               1,000,000       1,089,930

Johnson County, School District #233,
GO, 5.00%, 9/1/14, Callable 9/1/09 @
100, FGIC                                                              1,000,000       1,027,880

Johnson County, School District #233,
GO, Series B, 5.50%, 9/1/14                                              325,000         359,473

Junction City, Water & Sewer, GO,
4.80%, 9/1/16, Callable 9/1/08 @ 100,
MBIA, OID                                                              1,620,000       1,641,481

Kansas City, GO, 5.45%, 4/1/17,
Callable 4/1/07 @ 100, FGIC                                              340,000         340,847

Kingman County, School District #331,
GO, 5.80%, 10/1/16, Pre-refunded
10/1/10 @ 100, FGIC, OID                                               1,545,000       1,652,177

LA Cygne, Environmental Improvements
Revenue, Kansas City Power and Light,
4.05%, 3/1/15                                                            382,000         385,136

Lawrence, Hospital Revenue, Lawrence
Memorial Hospital, 5.38%, 7/1/16,
Callable 7/1/13 @ 100                                                  1,000,000       1,065,930

Lawrence, Hospital Revenue, Lawrence
Memorial Hospital, 6.00%, 7/1/19,
Pre-refunded 7/1/09 @ 100, RADIAN                                      1,000,000       1,052,200

Lawrence, Hospital Revenue, Lawrence
Memorial Hospital, 5.25%, 7/1/21,
Callable 7/1/16 @ 100                                                    610,000         651,498

Leavenworth County, School District
#453, GO, 4.80%, 9/1/12, Pre-refunded
9/1/07 @ 100, FGIC, OID                                                  460,000         463,215

Leavenworth County, School District
#464, GO, 5.00%, 9/1/25, Callable
9/1/15 @ 100, MBIA                                                     1,380,000       1,464,870

Leavenworth County, School District
#469, GO, 5.00%, 9/1/24, Pre-refunded
9/1/15 @ 100, FGIC                                                     1,000,000       1,062,980

Leawood, GO, 5.25%, 9/1/16,
Pre-refunded 9/1/10 @ 100                                                340,000         352,723

Leawood, GO, Series B, 5.00%, 9/1/10,
Callable 4/9/07 @ 100                                                    105,000         105,091

Lyon County, School District #253,
GO, 5.00%, 9/1/12, FGIC                                                  250,000         265,060

Maize, Public Building Commission
Revenue, 5.25%, 5/1/25, Callable
5/1/11 @ 100                                                           1,000,000       1,010,120

Maize, Water and Sewer System
Revenue, 5.25%, 8/1/26, Callable
8/1/16 @ 100                                                           1,000,000       1,018,700

Miami County, School District #367,
GO, Series A, 5.00%, 9/1/16, Callable
9/1/08 @ 100, FGIC, OID                                                  900,000         917,136

Miami County, School District #367,
GO, Series A, 5.00%, 9/1/25, Callable
9/1/15 @ 100                                                           1,310,000       1,390,565

Miami County, School District #416,
GO, 5.00%, 9/1/20, Callable 9/1/16 @
100, MBIA                                                              1,125,000       1,209,071

Neosho County, Community College
Revenue, 5.00%, 6/1/25, Callable
6/1/15 @ 100                                                             605,000         607,130

Newton, Wastewater Treatment System
Revenue, 4.90%, 3/1/12, Callable
3/1/07 @ 100                                                             700,000         700,259

Olathe, Health Facility Revenue,
Olathe County Hospital, Series A,
3.73%, 9/1/32 *                                                          600,000         600,000

Olathe, Special Obligation, Tax
Increment Revenue, 4.75%, 3/1/11                                       1,000,000         994,540

Olathe, Special Obligation, Tax
Increment Revenue, 5.00%, 3/1/16                                         500,000         501,265

Overland Park, GO, 5.00%, 9/1/19,
Callable 9/1/13 @ 100                                                    630,000         670,944

Pittsburg, Special Obligation Tax
Increment Revenue, 4.90%, 4/1/24,
Callable 4/1/16 @ 100, OID                                             1,255,000       1,263,208

Pratt, Electric System Revenue,
6.60%, 11/1/07, AMBAC                                                     70,000          71,492

Reno County, School District #308,
GO, 5.00%, 9/1/16, MBIA                                                  500,000         541,910

Rice County, Certificate of
Participation, 5.30%, 12/1/19,
Callable 12/1/09 @ 100, MBIA                                           1,425,000       1,478,908

Rice County, Public Building
Commission Revenue, Hospital District
#1, GO, 4.50%, 12/1/26, Callable
12/1/10 @ 100, RADIAN                                                    500,000         492,875

Rice County, School District #444,
GO, 5.08%, 9/1/14, Callable 9/1/07 @
100                                                                      755,000         760,564

Riley County, School District #383,
GO, 5.00%, 11/1/14, Callable 11/1/11
@ 100, MBIA                                                            1,000,000       1,046,680

Roeland Park, Special Obligation
Revenue, 5.38%, 8/1/19, Callable
8/1/15 @ 100, OID                                                        500,000         493,960

Salina, Hospital Revenue, Salina
Regional Health Center, 5.00%,
10/1/20, Callable 4/1/16 @ 100                                           460,000         483,423

Saline County, School District #305,
GO, 4.75%, 9/1/14, Pre-refunded
9/1/08 @ 100, FSA, OID                                                 2,025,000       2,053,411

Saline County, School District #305,
GO, 5.50%, 9/1/17, Callable 9/1/11 @
100                                                                      220,000         234,698

Saline County, School District #305,
GO, 5.50%, 9/1/17, Pre-refunded
9/1/11 @ 100                                                             780,000         830,466

Sedgwick & Shawnee Counties, Single
Family Revenue, Series A-2, 6.70%,
6/1/29                                                                   185,000         187,216

Sedgwick & Shawnee Counties, Single
Family Revenue, Series B-1, 8.05%,
5/1/14, GNMA                                                              25,000          25,887

Sedgwick County, School District
#260, GO, 5.50%, 10/1/13,
Pre-refunded 10/1/09 @ 100, FGIC                                       1,595,000       1,664,430

Sedgwick County, School District
#260, GO, 5.50%, 10/1/14,
Pre-refunded 10/1/09 @ 100, FGIC, OID                                  1,675,000       1,750,074

Sedgwick County, School District
#261, GO, 4.00%, 11/1/13, FSA                                            500,000         504,985

Sedgwick County, School District
#261, GO, 4.75%, 11/1/17,
Pre-refunded 11/1/09 @ 100, FSA, OID                                   1,525,000       1,565,855

Sedgwick County, School District
#265, GO, 4.30%, 10/1/07, FSA                                          1,000,000       1,004,200

Sedgwick County, Single Family
Mortgage Revenue, Series A-2, 6.50%,
12/1/16, GNMA                                                             35,000          36,508

Shawnee County, COP, 3.50%, 9/1/07                                       345,000         343,054

Shawnee County, COP, 4.50%, 12/1/08                                      515,000         518,105

Shawnee County, School District #501,
GO, 4.38%, 2/1/07                                                      1,425,000       1,425,000

Shawnee County, Series A, GO, 5.00%,
9/1/19, Callable 9/1/15 @100                                             700,000         749,308

State, Department of Transportation,
Highway Revenue, 5.50%, 9/1/14                                         1,000,000       1,108,840

State, Department of Transportation,
Highway Revenue, Series C-2, 3.58%,
9/1/19 *                                                               1,000,000       1,000,000

State, Department of Transportation,
Highway Revenue, Series C-1, 3.58%,
9/1/19 *                                                               1,000,000       1,000,000

State, Department of Transportation,
Highway Revenue, Series C-1, 3.44%,
9/1/20, Callable 9/1/16 @ 100 *                                        1,000,000       1,000,000

State, Department of Transportation,
Highway Revenue, Series C-1, 3.48%,
9/1/21 *                                                                 400,000         400,000

State, Development Finance Authority
Revenue, 4.20%, 6/1/07, FSA, OID                                       1,000,000       1,001,700

State, Development Finance Authority
Revenue, 5.00%, 8/1/11, Callable
8/1/09 @ 100, MBIA                                                       500,000         514,120

State, Development Finance Authority
Revenue, 5.00%, 8/1/11, AMBAC                                            380,000         398,973

State, Development Finance Authority
Revenue, 5.00%, 8/1/11, AMBAC                                            120,000         126,094

State, Development Finance Authority
Revenue, 5.00%, 10/1/13, Callable
10/1/12 @ 100, AMBAC                                                     500,000         528,430

State, Development Finance Authority
Revenue, 5.50%, 5/1/14, Pre-refunded
5/1/07 @ 100                                                           1,000,000       1,004,500

State, Development Finance Authority
Revenue, 5.50%, 8/1/15, Pre-refunded
8/1/11 @ 100, MBIA                                                     1,500,000       1,606,875

State, Development Finance Authority
Revenue, 5.00%, 10/1/16                                                1,585,000       1,720,090

State, Development Finance Authority
Revenue, 5.00%, 4/1/17, Callable
4/1/14 @ 101, FGIC                                                       595,000         638,078

State, Development Finance Authority
Revenue, 5.00%, 4/1/18, Pre-refunded
4/1/14 @ 101, FGIC                                                       130,000         140,426

State, Development Finance Authority
Revenue, 5.00%, 4/1/18, Callable
4/1/14 @ 101, FGIC                                                       370,000         395,778

State, Development Finance Authority
Revenue, Project Bonds Series N,
5.25%, 10/1/18, Callable 10/1/12 @ 100                                 1,610,000       1,722,652

State, Development Finance Authority
Revenue, 5.00%, 4/1/19, Callable
4/1/09 @ 100, AMBAC, OID                                               1,000,000       1,018,540

State, Development Finance Authority
Revenue, 5.00%, 11/1/20, Callable
11/1/16 @ 100, FGIC                                                      750,000         806,828

State, Development Finance Authority
Revenue, 5.00%, 5/1/21, Callable
5/1/15 @ 100, AMBAC                                                    2,090,000       2,224,762

State, Development Finance Authority
Revenue, 5.00%, 6/1/21, Callable
6/1/14 @ 100                                                           1,235,000       1,296,651

State, Development Finance Authority
Revenue, Administration Department,
Series A, 5.00%, 11/1/21, Callable
11/1/16 @ 100, FGIC                                                      500,000         537,050

State, Development Finance Authority
Revenue, 5.00%, 10/1/22, Callable
10/1/15 @ 100                                                          1,140,000       1,216,631

State, Development Finance Authority
Revenue, Public Water Supply, 5.00%,
4/1/23, Callable 4/1/14 @ 100                                          1,725,000       1,821,445

State, Development Finance Authority
Revenue, 5.35%, 5/20/23, Callable
5/20/13 @ 105, GNMA                                                    1,000,000       1,087,470

State, Development Finance Authority
Revenue, Administration Department,
Series A, 5.00%, 11/1/25, Callable
11/1/16 @ 100, FGIC                                                    1,000,000       1,068,290

State, Development Finance Authority
Revenue, Sisters of Charity
Leavenworth, 5.00%, 12/1/25, Callable
6/1/08 @ 101, OID                                                        600,000         613,626

State, Development Finance Authority
Revenue, University of Kansas
Research Center, Inc., Project G1,
5.00%, 2/1/26, Callable 2/1/16 @ 100                                   2,000,000       2,117,220

State, Development Finance Authority
Revenue, Health Facilities, Hays
Medical Center, Inc., 5.50%,
11/15/17, Pre-refunded 11/15/07 @
100, MBIA                                                                500,000         507,385

State, Development Finance Authority
Revenue, Health Facilities, Hays
Medical Center, Inc., Series B,
5.38%, 11/15/10, Pre-refunded
11/15/07 @ 100, OID                                                      500,000         506,910

State, Development Finance Authority
Revenue, Health Facilities, Hays
Medical Center, Inc., Series L,
5.00%, 11/15/22, Callable 11/15/15 @
100                                                                      500,000         527,580

State, Development Finance Authority
Revenue, Health Facilities, Series K,
5.75%, 11/15/12, Callable 11/15/11 @
100, MBIA                                                              1,000,000       1,071,310

State, Development Finance Authority
Revenue, Health Facilities, St.
Lukes, 5.38%, 11/15/16, Callable
11/15/06 @ 102, MBIA, OID                                                500,000         510,610

State, Development Finance Authority
Revenue, Health Facilities, Stormont
Health Care, 5.80%, 11/15/16,
Callable 4/9/07 @ 102, MBIA                                            1,000,000       1,001,600

State, Development Finance Authority
Revenue, Series A, 5.00%, 4/1/20,
Callable 4/1/14 @ 101, FGIC                                              515,000         548,666

State, Development Finance Authority
Revenue, Series J, 5.40%, 4/1/10,
Callable 4/9/07 @ 100                                                    500,000         500,295

State, Development Finance Authority
Revenue, Shalom Obligation Group,
Series BB, 3.61%, 11/15/28 *                                             230,000         230,000

State, Development Finance Authority
Revenue, University of Kansas
Athletic Facility, 5.00%, 6/1/18,
Callable 6/1/14 @ 100                                                  1,000,000       1,051,210

State, Development Finance Authority
Revenue, Water Pollution Control,
5.00%, 11/1/07                                                           500,000         504,960

State, Development Finance Authority
Revenue, Water Pollution Control,
5.25%, 11/1/10                                                           650,000         683,449

State, Development Finance Authority
Revenue, Water Pollution Control,
5.25%, 5/1/11, Pre-refunded 11/01/08
@ 100                                                                    680,000         698,476

State, Development Finance Authority
Revenue, Water Pollution Control,
5.25%, 5/1/11, Callable 11/01/08 @ 100                                   320,000         328,150

State, Development Finance Authority
Revenue, Water Pollution Control,
5.50%, 11/1/13                                                           900,000         976,716

State, Development Finance Authority
Revenue, Water Pollution Control,
5.50%, 11/1/15                                                           200,000         223,650

State, Development Finance Authority
Revenue, Water Pollution Control,
5.00%, 11/1/19, Callable 11/1/11 @ 100                                 2,000,000       2,092,480

State, Development Finance Authority
Revenue, Water Pollution Control,
5.50%, 11/1/19, Callable 11/1/12 @100                                    960,000       1,042,349

State, Development Finance Authority,
Lease Revenue, 3.73%, 12/1/34 *                                          900,000         900,000

State, Development Finance Authority,
Lease Revenue, Juvenile Justice
Authority, 5.25%, 5/1/16                                               1,275,000       1,345,648

State, Development Finance Authority,
Lease Revenue, Kansas Department of
Administration, 3.73%, 12/1/18 *                                       1,180,000       1,180,000

State, Independent College Finance
Authority, Educational Facilities
Revenue, 4.75%, 10/1/21, Callable
10/1/12 @ 100                                                            350,000         353,084

State, Independent College Finance
Authority, Educational Facilities
Revenue, 6.00%, 10/1/21, Callable
4/9/07 @ 100                                                           1,500,000       1,502,475

State, Turnpike Authority Revenue,
Series B, 5.00%, 9/1/20, Callable
9/1/14 @ 101, FSA                                                        500,000         534,050

Sumner County, Unified School
District #357, Belle Plaine, GO,
5.55%, 9/1/13, Callable 4/9/07 @ 100,
AMBAC, OID                                                                95,000          95,149

University of Kansas Hospital
Authority, Health Facilities Revenue,
5.50%, 9/1/11                                                            300,000         321,081

University of Kansas Hospital
Authority, Health Facilities Revenue,
5.25%, 9/1/13, Pre-refunded 9/1/12 @
100                                                                      450,000         482,009

University of Kansas Hospital
Authority, Health Facilities Revenue,
6.00%, 9/1/16, Pre-refunded 9/1/12 @
100                                                                    1,120,000       1,241,464

University of Kansas Hospital
Authority, Health Facilities Revenue,
5.00%, 9/1/21, Callable 9/01/16 @100                                   1,000,000       1,045,630

University of Kansas Hospital
Authority, Health Facilities Revenue,
3.73%, 9/1/34 *                                                          500,000         500,000

University of Kansas Hospital
Authority, Health Facilities Revenue,
Series A, 5.50%, 9/1/15, Pre-refunded
9/1/09 @ 100, AMBAC                                                    1,645,000       1,716,558

Wamego, Public Building Commission
Revenue, Wamego City Hospital, 4.60%,
10/1/26, Callable 12/1/11 @ 100                                          250,000         246,450

Washburn University of Topeka,
Revenue, 5.35%, 7/1/07, AMBAC                                            460,000         463,110

Washburn University of Topeka,
Revenue, 5.45%, 7/1/08, AMBAC                                            485,000         496,635

Wellington, Water & Sewer Revenue,
5.15%, 5/1/18, Pre-refunded 5/1/08 @
100, AMBAC                                                             1,000,000       1,015,280

Wichita, Hospital Facilities Revenue,
Series III, 5.00%, 11/15/13, Callable
11/15/11 @ 101, OID                                                      295,000         306,824

Wichita, Hospital Facilities Revenue,
Series III, 5.25%, 11/15/15, Callable
11/15/11 @ 101, OID                                                      335,000         350,933

Wichita, Hospital Facilities Revenue,
Series III, 5.50%, 11/15/17, Callable
11/15/11 @ 101, OID                                                      500,000         536,430

Wichita, Hospital Facilities Revenue,
Series III, 6.25%, 11/15/19, Callable
11/15/11 @ 101                                                           750,000         826,133

Wichita, Hospital Facilities Revenue,
Series XI, 5.40%, 11/15/08, OID                                        2,085,000       2,132,683

Wichita, Hospital Facilities Revenue,
Series XI, 6.75%, 11/15/14, Callable
11/15/09 @ 101                                                         1,000,000       1,087,660

Wichita, Hospital Facilities Revenue,
Series XI, 6.38%, 11/15/19, Callable
11/15/09 @ 101, OID                                                      700,000         753,347

Wichita, Hospital Facilities Revenue,
Series XI, 6.75%, 11/15/19, Callable
11/15/09 @ 101                                                         2,000,000       2,176,439

Wichita, Sales Tax Revenue, GO,
5.00%, 4/1/17, Callable 4/1/09 @ 101                                     200,000         206,504

Wichita, Water & Sewer Utility
Revenue, 4.70%, 10/1/12, Callable
10/1/07 @ 101, FGIC, OID                                               2,000,000       2,012,100

Wichita, Water & Sewer Utility
Revenue, Series A, 5.00%, 10/1/12,
FGIC                                                                   1,000,000       1,060,500

Wichita, Water & Sewer Utility
Revenue, Series B, 5.00%, 10/1/16,
Callable 10/1/14 @ 100, FGIC                                             500,000         535,390

Winfield, Educational Facilities
Revenue, 5.00%, 10/1/18, Callable
10/1/11 @ 100                                                          1,125,000       1,128,161

Wyandotte County, Government
Transportation Development Revenue,
Legends Village West Project, 4.60%,
10/1/16                                                                  250,000         249,168

Wyandotte County, Government
Transportation Development Revenue,
5.00%, 12/1/21, Callable 6/1/16 @ 100                                  1,280,000       1,285,248

Wyandotte County, Government
Transportation Development Revenue,
Legends Village West Project, 4.88%,
10/1/28, Callable 10/1/16 @ 100, OID                                     500,000         495,675

Wyandotte County, Government Utility
System Revenue, 6.00%, 5/1/15,
Callable 5/1/11 @ 100, MBIA                                            1,975,000       2,140,287

Wyandotte County, Government Utility
System Revenue, 4.75%, 9/1/18,
Callable 3/1/09 @ 101, MBIA, OID                                       2,000,000       2,040,580

Wyandotte County, Government Utility
System Revenue, 5.00%, 9/1/24,
Callable 9/1/14 @ 100, FSA                                               250,000         265,013

Wyandotte County, School District
#204, GO, Series A, 5.00%, 9/1/24,
Callable 9/1/15 @ 100, FGIC                                            1,000,000       1,062,980

Wyandotte County, School District
#500, GO, 5.25%, 9/1/12, Pre-refunded
9/1/11 @ 100, FSA                                                      1,805,000       1,916,964

Wyandotte County, School District
#500, GO, 5.25%, 9/1/15, Callable
9/1/13 @ 102, FSA                                                      1,000,000       1,097,380
                                                                                   -------------
                                                                                     160,103,056
                                                                                   -------------
TOTAL MUNICIPAL BONDS                                                                160,103,056
                                                                                   -------------
INVESTMENT COMPANIES (1.7%)
                                                                        Shares
                                                                       ---------
Federated Tax-Exempt Money Market Fund                                 2,868,575       2,868,575
                                                                                   -------------
TOTAL INVESTMENT COMPANIES                                                             2,868,575
                                                                                   -------------
TOTAL INVESTMENTS (COST $160,520,000) (a) - 99.1%                                    162,971,631
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%                                           1,460,684
                                                                                   -------------
NET ASSETS - 100.0%                                                                $ 164,432,315
                                                                                   =============

----------
* Variable rate securities. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at January 31, 2007.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized Appreciation                                                2,741,129
Unrealized (Depreciation)                                                289,498
                                                                    ------------
Net Unrealized Appreciation (Depreciation)                          $  2,451,631
                                                                    ============

AMBAC - Insured by AMBAC Indemnity Corp.
COP - Certificate of Participation
FGIC - Insured by Financial Guaranty Insurance Corp.
FSA - Insured by Financial Security Assurance Inc.
GNMA - Government National Mortgage Association.
GO - General Obligation
MBIA - Insured by Municipal Bond Insurance Assoc.
OID - Original Issue Discount
RADIAN - Insured by RADIAN Guaranty, Inc.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

AMERICAN INDEPENDENCE FUNDS
NESTEGG DOW JONES U.S. 2010 FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                      SHARES OR
                                                                      PRINCIPAL
                                                                      AMOUNT($)       VALUE($)
                                                                    ------------   -------------
COMMON STOCKS (22.2%)
BASIC MATERIALS (1.0%)
A. Schulman, Inc. (a)                                                         19   $         397
Air Products & Chemicals, Inc. (a)                                             7             523
Airgas, Inc. (a)                                                              34           1,415
Albemarle Corp.                                                               19           1,482
Alcoa, Inc. (a)                                                               33           1,066
Allegheny Technologies, Inc. (a)                                              19           1,966
Arch Coal, Inc.                                                               28             832
Ashland, Inc.                                                                 12             835
Bowater, Inc. (a)                                                             34             931
Cabot Corp.                                                                   28           1,253
Cambrex Corp. (a)                                                             17             372
Carpenter Technology Corp. (a)                                                14           1,639
Celanese Corp. Series A                                                       28             735
Chaparral Steel Co.                                                           21           1,077
Chemtura Corp.                                                                56             645
Cleveland-Cliffs, Inc. (a)                                                    23           1,257
Coeur d'Alene Mines Corp. (a)                                                166             727
Consol Energy, Inc.                                                           37           1,274
Cytec Industries, Inc. (a)                                                    22           1,281
Dow Chemical Co. (a)                                                          36           1,495
E.I. DuPont de Nemours & Co. (a)                                              25           1,239
Eastman Chemical Co. (a)                                                      17             996
Ecolab, Inc. (a)                                                              38           1,668
Ferro Corp. (a)                                                               28             597
FMC Corp. (a)                                                                 19           1,479
Freeport-McMoRan Copper & Gold, Inc. Cl B (a)                                 11             633
H.B. Fuller Co. (a)                                                           35             905
Hercules, Inc. (a)                                                            68           1,333
Huntsman Corp. (a)                                                            23             481
International Coal Group, Inc.                                                81             387
International Flavors & Fragrances, Inc. (a)                                  18             873
International Paper Co. (a)                                                   19             640
Jacuzzi Brands, Inc.                                                          40             497
Kaiser Aluminum CORP.                                                          5             330
Lubrizol Corp. (a)                                                            38           1,958
Lyondell Chemical Co. (a)                                                     46           1,455
Massey Energy Co.                                                             22             521
Meridian Gold, Inc. (a)                                                       19             555
Minerals Technologies, Inc.                                                   11             639
Monsanto Co.                                                                  28           1,543
Mosaic Co.                                                                    34             677
Mueller Water Products INC-B                                                  39             530
Neenah Paper, Inc.                                                             9             307
Newmont Mining Corp. (a)                                                      24           1,082
Nucor Corp. (a)                                                               10             645
Olin Corp. (a)                                                                50             842
OM Group, Inc. (a)                                                            20             977

Orbotech Ltd.                                                                 22             527
Peabody Energy Corp.                                                          13             531
Phelps Dodge Corp. (a)                                                         6             742
PPG Industries, Inc. (a)                                                       6             398
Praxair, Inc. (a)                                                             18           1,135
Rohm & Haas Co. (a)                                                           31           1,614
RPM International, Inc. (a)                                                   71           1,649
RTI International Metals, Inc. (a)                                            12             981
Ryerson, Inc.                                                                 16             502
Sensient Technologies Corp.                                                   24             592
Sigma-Aldrich Corp. (a)                                                       33           1,252
Southern Copper Corp.                                                          4             250
Steel Dynamics, Inc.                                                          20             784
Stillwater Mining Co.                                                         22             285
Tredegar Corp. (a)                                                            20             459
United States Steel Corp.                                                     26           2,172
USEC, Inc.                                                                    49             664
Valspar Corp. (a)                                                             56           1,578
Wausau Paper Corp.                                                            31             441
Weyerhaeuser Co. (a)                                                           9             675
Worthington Industries, Inc. (a)                                              45             863
                                                                                   -------------
                                                                                          63,085
                                                                                   -------------
CONSUMER GOODS (1.9%)
Altria Group, Inc.                                                            74           6,468
American Axle & Manufacturing Holdings, Inc.                                  29             603
Anheuser-Busch Cos., Inc. (a)                                                 25           1,274
ArvinMeritor, Inc.                                                            36             693
Beazer Homes USA, Inc. (a)                                                    22             957
Black & Decker Corp. (a)                                                      15           1,309
BLYTH, Inc.                                                                   20             416
BorgWarner, Inc.                                                              12             822
Briggs & Stratton Corp. (a)                                                   12             356
Brown-Forman Corp. Cl B (a)                                                   10             656
Brunswick Corp. (a)                                                           22             750
Bunge Ltd.                                                                    26           2,001
Callaway Golf Co. (a)                                                         47             776
Campbell Soup Co. (a)                                                         10             385
Carter's, Inc.                                                                12             305
Centex Corp. (a)                                                              25           1,342
Champion Enterprises, Inc.                                                    38             312
Chiquita Brands International, Inc.                                           28             444
Church & Dwight Co. (a)                                                       36           1,631
Clorox Co. (a)                                                                 8             523
Coach, Inc.                                                                   22           1,009
Coca-Cola Co. (a)                                                             80           3,831
Colgate-Palmolive Co. (a)                                                     32           2,186
ConAgra Foods, Inc. (a)                                                       20             514
Constellation Brands, Inc. Cl A                                               42           1,039
Cooper Tire & Rubber Co. (a)                                                  43             688
Corn Products International, Inc.                                             45           1,541
D.R. Horton, Inc. (a)                                                         57           1,656
Del Monte Foods Co.                                                           98           1,123
Eastman Kodak Co. (a)                                                         61           1,577
Electronic Arts, Inc.                                                         15             750
Energizer Holdings, Inc.                                                      12           1,023
Flowers Foods, Inc.                                                           32             900
Ford Motor Co.                                                                67             545
Fossil, Inc.                                                                  28             630
Furniture Brands International, Inc. (a)                                      26             433
Garmin Ltd.                                                                   22           1,105
General Mills, Inc. (a)                                                       25           1,431

General Motors Corp. (a)                                                      19             624
Gentex Corp.                                                                  37             647
Genuine Parts Co. (a)                                                         39           1,853
Goodyear Tire & Rubber Co. (a)                                                95           2,346
H.J. Heinz Co. (a)                                                            13             613
Hain Celestial Group, Inc.                                                    25             735
Hanesbrands, Inc.                                                             23             588
Hansen Natural Corp. (a)                                                      36           1,371
Harley-Davidson, Inc. (a)                                                     15           1,024
Harman International Industries, Inc. (a)                                     12           1,135
Hasbro, Inc. (a)                                                              35             994
Herman Miller, Inc. (a)                                                       14             526
Hershey Co. (a)                                                                9             459
HNI Corp.                                                                     10             485
Hormel Foods Corp. (a)                                                        18             682
Hovnanian Enterprises, Inc. Cl A                                               7             233
Idearc, INC.                                                                   5             162
J.M. Smucker Co.                                                              11             522
JAKKS Pacific, Inc.                                                           18             365
Jarden Corp.                                                                  34           1,247
Johnson Controls, Inc. (a)                                                     7             647
Jones Apparel Group, Inc.                                                     27             922
KB Home                                                                       19           1,030
Kellwood Co. (a)                                                              14             459
Kimberly-Clark Corp. (a)                                                      18           1,249
Kraft Foods, Inc. Cl A                                                         6             210
La-Z-Boy, Inc. (a)                                                            35             451
Lancaster Colony Corp. (a)                                                    10             437
Lear Corp. (a)                                                                40           1,354
Leggett & Platt, Inc. (a)                                                     31             751
Lennar Corp. Cl A                                                             27           1,468
Liz Claiborne, Inc. (a)                                                       24           1,066
M.D.C. Holdings, Inc. (a)                                                      8             466
Martek Biosciences Corp.                                                      17             396
Mattel, Inc. (a)                                                              81           1,973
McCormick & Co., Inc. (a)                                                     26           1,015
Meritage Homes Corp.                                                          13             578
Modine Manufacturing Co.                                                      16             419
Molson Coors Brewing Co. Cl B                                                 14           1,131
Monaco Coach Corp.                                                            10             151
Nautilus, Inc.                                                                21             343
Newell Rubbermaid, Inc. (a)                                                   59           1,743
Nike, Inc. Cl B (a)                                                            9             889
Nu Skin Enterprises, Inc. Cl A (a)                                            36             664
NutriSystem, Inc.                                                             18             793
NVR, Inc.                                                                      1             693
Oakley, Inc. (a)                                                              19             440
PepsiAmericas, Inc.                                                            7             154
PepsiCo, Inc. (a)                                                             89           5,807
Phillips-Van Heusen Corp. (a)                                                 29           1,599
Polo Ralph Lauren Corp.                                                       12             985
Pool Corp.                                                                    30           1,098
Procter & Gamble Co. (a)                                                     176          11,418
Pulte Homes, Inc. (a)                                                          9             309
Quiksilver, Inc.                                                              72           1,023
Ralcorp Holdings, Inc. (a)                                                    15             830
Reynolds American, Inc.                                                        7             452
Ryland Group, Inc. (a)                                                        11             618
Sara Lee Corp. (a)                                                            14             240
Smithfield Foods, Inc.                                                        26             683
Spectrum Brands, Inc.                                                         28             339

Standard Pacific Corp. (a)                                                    16             439
Stanley Works (a)                                                             20           1,145
Steelcase, Inc. Cl A                                                          42             823
Stride Rite Corp. (a)                                                         22             380
Superior Industries International, Inc. (a)                                   14             285
Thor Industries, Inc. (a)                                                      8             338
THQ, Inc.                                                                     36           1,091
Timberland Co. (a)                                                            29             875
Toll Brothers, Inc. (a)                                                       24             812
TreeHouse Foods, Inc.                                                         18             537
Tupperware Brands Corp. (a)                                                   42             980
Tyson Foods, Inc. Cl A (a)                                                    58           1,030
Universal Corp. (a)                                                           17             822
UST, Inc. (a)                                                                 35           2,010
VF Corp. (a)                                                                  20           1,517
Visteon Corp.                                                                 87             696
WCI Communities, Inc.                                                         24             520
WD-40 Co.                                                                      7             231
Weight Watchers International, Inc.                                           11             594
Winnebago Industries, Inc. (a)                                                12             402
WM. Wrigley Jr. Co. (a)                                                       11             567
Wolverine World Wide, Inc. (a)                                                33           1,015
                                                                                   -------------
                                                                                         125,017
                                                                                   -------------
CONSUMER SERVICES (2.9%)
99 Cents Only Stores                                                          32             475
Abercrombie & Fitch Co.                                                       17           1,352
Adesa, Inc.                                                                   22             638
Advance Auto Parts, Inc.                                                      24             911
ADVO, Inc.                                                                    17             557
Aeropostale, Inc.                                                             31           1,114
AirTran Holdings, Inc. (a)                                                    52             576
Amazon.com, Inc. (a)                                                          17             640
American Greetings Corp. Cl A (a)                                             33             793
AmerisourceBergen Corp.                                                       40           2,095
Ann Taylor Stores Corp.                                                       15             518
Apollo Group, Inc. Cl A                                                        8             347
Applebee's International, Inc. (a)                                            44           1,111
aQuantive, Inc.                                                               39           1,045
Arbitron, Inc.                                                                16             742
AutoNation, Inc.                                                              34             763
AutoZone, Inc. (a)                                                            11           1,382
Avid Technology, Inc.                                                         24             888
Avis Budget Group, Inc.                                                       61           1,553
Bally Technologies, Inc.                                                      31             595
Barnes & Noble, Inc.                                                          21             818
Bed Bath & Beyond, Inc.                                                       17             717
Belo Corp. Series A (a)                                                       23             431
Best Buy Co., Inc.                                                            20           1,008
Big Lots, Inc.                                                                69           1,789
BJ's Wholesale Club, Inc.                                                     15             458
Blockbuster, Inc. Cl A                                                        78             506
Bob Evans Farms, Inc. (a)                                                     25             849
Borders Group, Inc.                                                           38             797
Boyd Gaming Corp. (a)                                                         12             571
Cablevision Systems Corp.                                                     44           1,333
Cardinal Health, Inc. (a)                                                     22           1,571
Career Education Corp.                                                        17             487
CarMax, Inc.                                                                  21           1,206
Casey's General Stores, Inc.                                                  34             868
Catalina Marketing Corp.                                                      24             685
Cato Corp. Cl A (a)                                                           20             451

CBRL Group, Inc.                                                              16             750
CBS Corp. Cl B                                                                23             717
CEC Entertainment, Inc.                                                       36           1,522
Charming Shoppes, Inc. (a)                                                    74             971
Cheesecake Factory, Inc.                                                      41           1,133
Chemed Corp.                                                                  15             548
Chico's Fas, Inc.                                                             33             689
Children's Place Retail Stores, Inc.                                          13             705
Circuit City Stores, Inc. (a)                                                 41             837
Clear Channel Communications, Inc. (a)                                        20             726
CNET Networks, Inc.                                                           79             723
Coldwater Creek, Inc.                                                         14             261
Comcast Corp. Cl A                                                            65           2,881
Comcast Corp. Special Cl A                                                    25           1,087
Continental Airlines, Inc. Cl B                                               54           2,240
Corinthian Colleges, Inc.                                                     51             666
Costco Wholesale Corp. (a)                                                    24           1,348
Cox Radio, Inc.                                                               22             345
Cumulus Media, Inc.                                                           23             238
CVS Corp. (a)                                                                 42           1,413
Dick's Sporting Goods, Inc.                                                   17             875
Dillard's, Inc. (a)                                                           38           1,305
Discovery Holding Co. Cl A                                                    65           1,077
Dollar General Corp. (a)                                                      71           1,203
Dollar Tree Stores, Inc.                                                      26             818
Dress Barn, Inc.                                                              24             539
Dun & Bradstreet Corp.                                                        14           1,190
E.W. Scripps Co. Cl A                                                         18             879
eBay, Inc.                                                                    54           1,749
EchoStar Communications Corp. (a)                                             43           1,735
Emmis Communications Corp. Cl A                                               24             207
Entercom Communications Corp. Cl A                                            18             507
Expedia, Inc.                                                                 55           1,180
FactSet Research Systems, Inc. (a)                                             8             465
Family Dollar Stores, Inc. (a)                                                30             972
Federated Department Stores, Inc.                                             20             830
Foot Locker, Inc.                                                             38             853
Fred's, Inc.                                                                  15             202
GameStop Corp. Cl A                                                            7             374
GameStop Corp. Cl B                                                            4             214
Gannett Co., Inc. (a)                                                          9             523
Gaylord Entertainment Co.                                                     20           1,105
Gemstar-TV Guide International, Inc.                                         137             553
Getty Images, Inc.                                                            11             542
Guitar Center, Inc.                                                           15             686
H&R Block, Inc. (a)                                                           64           1,574
Home Depot, Inc. (a)                                                         103           4,196
Hot Topic, Inc.                                                               29             302
IHOP Corp.                                                                     4             213
International Game Technology (a)                                             20             869
International Speedway Corp. Cl A (a)                                         18             940
Interpublic Group of Cos. (a)                                                 94           1,237
ITT Educational Services, Inc. (a)                                            23           1,785
J.C. Penney Co., Inc. (a)                                                     11             894
Jack in the Box, Inc.                                                         20           1,236
JetBlue Airways Corp.                                                         37             506
John Wiley & Sons, Inc. Cl A (a)                                              23             855
Kohl's Corp. (a)                                                              16           1,135
Krispy Kreme Doughnuts, Inc.                                                  38             469
Kroger Co. (a)                                                                23             589
Lamar Advertising Co. Cl A                                                    15             994

Las Vegas Sands Corp.                                                          6             624
Laureate Education, Inc.                                                      26           1,569
Lee Enterprises, Inc.                                                         23             764
Liberty Global, Inc. Series C                                                 41           1,157
Liberty Media Holding Corp. Capital Series A                                   8             818
Liberty Media Holding Corp. Interactive Series                                34             829
Limited Brands, Inc. (a)                                                      13             363
Live Nation, Inc.                                                             33             814
Longs Drug Stores Corp. (a)                                                   17             731
Lowe's Cos. (a)                                                               80           2,697
Marriott International, Inc. Cl A (a)                                         21           1,011
Matthews International Corp. Cl A                                             17             689
McDonald's Corp. (a)                                                          40           1,774
McGraw-Hill Cos. (a)                                                          18           1,207
McKesson Corp. (a)                                                            18           1,004
Men's Wearhouse, Inc.                                                         27           1,159
Meredith Corp. (a)                                                            23           1,356
MGM MIRAGE (a)                                                                 3             210
Navteq Corp.                                                                  17             603
Netflix, Inc.                                                                 29             661
New York Times Co. Cl A (a)                                                   35             808
News Corp. Cl A                                                               96           2,232
News Corp. Cl B                                                               30             734
Nordstrom, Inc. (a)                                                           44           2,451
O'Reilly Automotive, Inc.                                                     26             908
Office Depot, Inc.                                                            57           2,131
OfficeMax, Inc.                                                               16             773
Omnicare, Inc. (a)                                                            27           1,085
P.F. Chang's China Bistro, Inc.                                               14             555
Panera Bread Co. Cl A                                                         17           1,002
Pantry, Inc.                                                                  11             537
Papa John's International, Inc.                                               12             331
Payless Shoesource, Inc.                                                      40           1,358
Penn National Gaming, Inc.                                                    14             613
Pep Boys-Manny Moe & Jack (a)                                                 34             521
PETsMART, Inc.                                                                27             825
Pier 1 Imports, Inc. (a)                                                      54             366
R.H. Donnelley Corp.                                                          12             799
Radio One, Inc. Cl D                                                          47             345
RadioShack Corp.                                                              32             707
Reader's Digest Association, Inc.                                             51             861
Regis Corp.                                                                   26           1,087
Rent-A-Center, Inc.                                                           41           1,208
Rite Aid Corp. (a)                                                           121             745
Royal Caribbean Cruises Ltd.                                                  28           1,258
Sabre Holdings Corp. (a)                                                      32           1,034
Safeway, Inc. (a)                                                             15             540
Saks, Inc.                                                                    72           1,351
Scholastic Corp. (a)                                                          24             848
Scientific Games Corp.                                                        11             341
Sears Holdings Corp.                                                           5             883
Service Corp. International (a)                                              179           1,906
ServiceMaster Co.                                                             70             914
Sinclair Broadcast Group, Inc. Cl A                                           34             400
Sirius Satellite Radio, Inc.                                                 247             911
Six Flags, Inc.                                                               50             288
Sonic Corp.                                                                   34             755
Southwest Airlines Co. (a)                                                    40             604
Staples, Inc.                                                                 38             977
Starbucks Corp.                                                               40           1,398

Starwood Hotels & Resorts Worldwide, Inc.                                     13             814
Station Casinos, Inc. (a)                                                      8             666
Stein Mart, Inc. (a)                                                          20             270
Stewart Enterprises, Inc. Cl A (a)                                            62             441
Strayer Education, Inc. (a)                                                    8             910
Supervalu, Inc. (a)                                                           45           1,709
Sysco Corp. (a)                                                               32           1,106
Talbots, Inc. (a)                                                             16             378
Target Corp.                                                                  40           2,454
Time Warner, Inc.                                                            143           3,127
Tractor Supply Co.                                                            17             856
Triarc Cos., Inc. Cl B                                                        25             489
Tuesday Morning Corp. (a)                                                     22             367
United Natural Foods, Inc.                                                    23             760
Univision Communications, Inc. Cl A                                           48           1,714
Urban Outfitters, Inc.                                                        20             488
Valassis Communications, Inc.                                                 35             538
ValueClick, Inc.                                                              52           1,327
ValueVision Media, Inc. Cl A                                                  22             270
VCA Antech, Inc.                                                              45           1,513
Viacom, Inc. Cl B                                                             32           1,301
Wal-Mart Stores, Inc. (a)                                                    134           6,391
Walgreen Co. (a)                                                              53           2,401
Warner Music Group Corp.                                                      13             279
Washington Post Co. Cl B (a)                                                   1             763
Wendy's International, Inc. (a)                                               20             679
Westwood One, Inc.                                                            50             347
Whole Foods Market, Inc.                                                      28           1,209
Williams-Sonoma, Inc.                                                         42           1,470
WMS Industries, Inc. (a)                                                      17             674
Wynn Resorts Ltd.                                                             15           1,676
XM Satellite Radio Holdings, Inc. Cl A                                        61             867
Yum! Brands, Inc.                                                             16             960
Zale Corp.                                                                    28             771
                                                                                   -------------
                                                                                         188,232
                                                                                   -------------
FINANCIALS (4.7%)
A.G. Edwards, Inc. (a)                                                        18           1,192
ACE Ltd.                                                                      12             693
Affiliated Managers Group, Inc.                                                7             780
AFLAC, Inc. (a)                                                               26           1,238
Alexandria Real Estate Equities, Inc.                                         15           1,625
Alleghany Corp.                                                                1             359
Allstate Corp. (a)                                                            24           1,444
AMBAC Financial Group, Inc. (a)                                               24           2,114
Amcore Financial, Inc.                                                        15             507
American Express Co. (a)                                                      55           3,202
American Financial Group, Inc.                                                16             565
American Financial Realty Trust REIT                                          76             850
American Home Mortgage Investment Corp. REIT                                  27             943
American International Group, Inc. (a)                                        81           5,544
American National Insurance Co.                                                4             490
AmeriCredit Corp.                                                             25             679
Ameriprise Financial, Inc.                                                     9             531
Anchor Bancorp Wisconsin, Inc.                                                13             388
Annaly Capital Management, Inc.                                              125           1,723
AON Corp. (a)                                                                 12             430
Arch Capital Group Ltd.                                                       10             646
Archstone-Smith Trust                                                         46           2,908

Arthur J. Gallagher & Co. (a)                                                 22             631
Associated Banc-Corp.                                                         30           1,024
Assurant, Inc.                                                                22           1,223
Assured Guaranty Ltd.                                                         12             315
Astoria Financial Corp.                                                       18             533
Avalonbay Communities, Inc.                                                   16           2,374
Axis Capital Holdings Ltd.                                                    29             956
BancorpSouth, Inc. (a)                                                        45           1,140
Bank of America Corp. (a)                                                    165           8,675
Bank of Hawaii Corp.                                                          28           1,466
Bank of New York Co. (a)                                                      30           1,200
BB&T Corp. (a)                                                                21             887
Bear Stearns Cos. (a)                                                          4             659
BlackRock, Inc.                                                                3             503
Boston Properties, Inc.                                                       23           2,900
Brandywine Realty Trust                                                       55           1,917
BRE Properties, Inc.                                                          26           1,805
Brown & Brown, Inc.                                                           21             595
Camden Property Trust                                                         11             862
Capital One Financial Corp. (a)                                               13           1,045
CapitalSource, Inc.                                                           25             695
Cathay General Bancorp                                                        25             867
CB Richard Ellis Group, Inc. Cl A                                             39           1,467
CBL & Associates Properties, Inc.                                             33           1,549
Charles Schwab Corp. (a)                                                      51             965
Chicago Mercantile Exchange Holdings, Inc. Cl A                                2           1,127
Chittenden Corp.                                                              32             975
Chubb Corp. (a)                                                               16             833
Cincinnati Financial Corp. (a)                                                34           1,521
CIT Group, Inc.                                                               42           2,476
Citigroup, Inc. (a)                                                          180           9,922
Citizens Banking Corp.                                                        46           1,127
Colonial Bancgroup, Inc. (a)                                                  37             908
Colonial Properties Trust                                                     28           1,376
Comerica, Inc. (a)                                                             7             415
Commerce Bancshares, Inc.                                                     13             639
Commerce Group, Inc.                                                          36           1,086
Compass Bancshares, Inc.                                                      28           1,705
Conseco, Inc.                                                                 37             734
Corporate Office Properties Trust                                             22           1,172
Countrywide Financial Corp. (a)                                               24           1,044
Cousins Properties, Inc.                                                      28           1,096
Crescent Real Estate Equities Co.                                             22             441
Cullen/Frost Bankers, Inc. (a)                                                12             642
Delphi Financial Group, Inc. Cl A (a)                                         25             966
Dime Community Bancshares                                                     22             295
Doral Financial Corp.                                                         63             163
Downey Financial Corp. (a)                                                    12             858
Duke Realty Corp.                                                             32           1,412
E*TRADE Financial Corp.                                                       85           2,072
East West Bancorp, Inc.                                                       32           1,229
Eaton Vance Corp. (a)                                                         31           1,063
Endurance Specialty Holdings Ltd.                                             14             476
Equity Inns, Inc.                                                             36             594
Equity Lifestyle Properties, Inc.                                             11             608
Equity Office Properties Trust                                                14             778
Equity Residential                                                            10             563
Erie Indemnity Co. Cl A                                                       10             553
Essex Property Trust, Inc.                                                    12           1,732
Everest Re Group Ltd.                                                         15           1,404
F.N.B. Corp.                                                                  35             616

Fannie Mae (a)                                                                35           1,979
Federal Realty Investment Trust                                               10             934
Federated Investors, Inc.                                                     24             847
Felcor Lodging Trust, Inc.                                                    42             927
Fifth Third Bancorp (a)                                                       11             439
First American Corp. (a)                                                      17             720
First Bancorp (Puerto Rico) (a)                                               51             545
First Horizon National Corp.                                                  26           1,134
First Marblehead Corp. (a)                                                    13             707
First Midwest Bancorp (a)                                                     30           1,126
First Niagara Financial Group, Inc.                                           76           1,101
FirstMerit Corp. (a)                                                          45           1,013
Forest City Enterprises, Inc. Cl A                                            13             786
Franklin Resources, Inc. (a)                                                  10           1,191
Freddie Mac (a)                                                               26           1,688
Fremont General Corp. (a)                                                     40             544
Friedman Billings Ramsey Group, Inc. Cl A                                     87             684
Fulton Financial Corp.                                                       105           1,680
Genworth Financial, Inc. Cl A                                                 18             628
Goldman Sachs Group, Inc.                                                     13           2,758
Greater Bay Bancorp (a)                                                       35             978
Hancock Holding Co.                                                            6             282
Hartford Financial Services Group, Inc. (a)                                   11           1,044
HCC Insurance Holdings, Inc. (a)                                              23             718
Health Care Property Investors, Inc.                                          51           2,104
Health Care REIT, Inc.                                                        38           1,779
Healthcare Realty Trust, Inc.                                                 29           1,229
Highwoods Properties, Inc.                                                    32           1,398
Hilb Rogal & Hobbs Co. (a)                                                    19             803
Horace Mann Educators Corp.                                                   29             575
Hospitality Properties Trust                                                  14             683
HRPT Properties Trust                                                        127           1,654
Hudson City Bancorp, Inc.                                                    113           1,556
Huntington Bancshares, Inc. (a)                                               53           1,234
IMPAC Mortgage Holdings, Inc.                                                 46             397
IndyMac Bancorp, Inc.                                                         42           1,633
International Bancshares Corp.                                                25             733
Investment Technology Group, Inc. (a)                                         24           1,046
Investors Financial Services Corp. (a)                                        15             702
IPC Holdings Ltd.                                                             16             471
iStar Financial, Inc.                                                         27           1,354
Janus Capital Group, Inc.                                                     43             881
Jones Lang LaSalle, Inc.                                                       8             836
JPMorgan Chase & Co.                                                         118           6,009
KeyCorp (a)                                                                   16             611
Kilroy Realty Corp.                                                           18           1,563
Kimco Realty Corp.                                                            45           2,232
KKR Financial Corp.                                                           20             541
Knight Capital Group, Inc. Cl A                                               63           1,138
LaBranche & Co., Inc.                                                         38             356
LaSalle Hotel Properties                                                      21           1,000
Lazard Ltd.                                                                   26           1,320
Legg Mason, Inc. (a)                                                           6             629
Lehman Brothers Holdings, Inc. (a)                                            19           1,563
Lexington Corporate Properties Trust                                          35             745
Liberty Property Trust                                                        19             983
Lincoln National Corp. (a)                                                    11             739
Loews Corp. (a)                                                               18             782
M&T Bank Corp. (a)                                                             3             364
Macerich Co.                                                                  14           1,337

Mack-Cali Realty Corp.                                                        13             723
MAF Bancorp, Inc. (a)                                                         18             809
Markel Corp.                                                                   2             970
Marsh & McLennan Cos. (a)                                                     20             590
Marshall & Ilsley Corp. (a)                                                   47           2,212
MasterCard, Inc. Cl A                                                         13           1,450
MBIA, Inc. (a)                                                                29           2,083
Mellon Financial Corp. (a)                                                    16             684
Mercantile Bankshares Corp. (a)                                               27           1,272
Mercury General Corp.                                                          6             313
Merrill Lynch & Co., Inc. (a)                                                 33           3,087
MetLife, Inc.                                                                 17           1,056
MGIC Investment Corp. (a)                                                     18           1,111
Mid-America Apartment Communities, Inc.                                       14             842
Montpelier Re Holdings Ltd.                                                   26             453
Moody's Corp.                                                                 12             859
Morgan Stanley (a)                                                            35           2,898
Nasdaq Stock Market, Inc. (a)                                                 18             613
National City Corp. (a)                                                       23             871
National Financial Partners Corp.                                             17             835
Nationwide Financial Services, Inc. Cl A (a)                                  32           1,749
Nationwide Health Properties, Inc.                                            48           1,599
New Century Financial Corp.                                                   30             908
New Plan Excel Realty Trust, Inc.                                             25             728
New York Community Bancorp, Inc.                                              65           1,098
NewAlliance Bancshares, Inc.                                                  61             976
NovaStar Financial, Inc.                                                      20             425
Nuveen Investments, Inc.                                                      15             743
NYSE Group, Inc.                                                               3             300
Ohio Casualty Corp.                                                           36           1,063
Old National Bancorp                                                          36             675
Old Republic International Corp. (a)                                          43             959
Pacific Capital Bancorp                                                       32           1,023
Park National Corp.                                                            6             591
PartnerRe Ltd.                                                                12             816
Pennsylvania Real Estate Investment Trust                                     25           1,068
Philadelphia Consolidated Holding Co. (a)                                     31           1,397
Phoenix Cos., Inc.                                                            66             992
Platinum Underwriters Holdings Ltd.                                           33             985
Plum Creek Timber Co., Inc. REIT                                              42           1,691
PMI Group, Inc.                                                               17             813
PNC Financial Services Group, Inc. (a)                                        11             811
Popular, Inc.                                                                 60           1,096
Potlatch Corp. REIT                                                           26           1,227
Principal Financial Group, Inc.                                               11             678
ProAssurance Corp.                                                            15             762
Progressive Corp. (a)                                                         37             858
Protective Life Corp. (a)                                                     16             783
Provident Bankshares Corp.                                                    23             815
Provident Financial Services, Inc.                                            36             655
Prudential Financial, Inc.                                                    18           1,604
Public Storage, Inc.                                                           6             653
Radian Group, Inc. (a)                                                        19           1,144
Rayonier, Inc. REIT (a)                                                       19             821
Realty Income Corp.                                                           54           1,554
Redwood Trust, Inc. (a)                                                       16           1,017
Regency Centers Corp.                                                         13           1,132

Regions Financial Corp.                                                       27             979
Reinsurance Group of America, Inc.                                             7             407
RenaissanceRe Holdings Ltd.                                                   15             799
Safeco Corp. (a)                                                              27           1,728
SEI Investments Co. (a)                                                       15             935
Selective Insurance Group, Inc. (a)                                           16             823
Simon Property Group, Inc.                                                    11           1,258
Sky Financial Group, Inc.                                                     26             737
SL Green Realty Corp.                                                         12           1,771
SLM Corp.                                                                     24           1,103
South Financial Group, Inc.                                                   50           1,292
Sovereign Bancorp, Inc.                                                       70           1,729
St. Joe Co.                                                                   17             984
St. Paul Travelers Cos., Inc. (a)                                             26           1,322
StanCorp Financial Group, Inc. (a)                                            30           1,436
Sterling Bancshares, Inc.                                                     45             542
Sunstone Hotel Investors, Inc. REIT                                           34             962
SunTrust Banks, Inc. (a)                                                      14           1,163
Susquehanna Bancshares, Inc.                                                  31             782
SVB Financial Group                                                           20             933
SWS Group, Inc.                                                               20             492
Synovus Financial Corp. (a)                                                   61           1,948
T. Rowe Price Group, Inc.                                                     50           2,400
Taubman Centers, Inc.                                                         30           1,748
TCF Financial Corp.                                                           30             761
TD Ameritrade Holding Corp.                                                   15             265
TD Banknorth, Inc.                                                            28             903
Thornburg Mortgage, Inc.                                                      25             673
Torchmark Corp. (a)                                                           23           1,495
Trustco Bank Corp.                                                            50             526
Trustmark Corp.                                                               30             884
U.S. Bancorp                                                                  64           2,278
UCBH Holdings, Inc.                                                           56           1,050
UnionBanCal Corp.                                                             13             840
United Bankshares, Inc.                                                       24             876
United Dominion Realty Trust, Inc.                                            32           1,049
Unitrin, Inc.                                                                 11             563
UnumProvident Corp. (a)                                                       73           1,606
Valley National Bancorp                                                       28             717
Ventas, Inc.                                                                  25           1,156
W Holding Co., Inc.                                                           69             363
Wachovia Corp.                                                                79           4,464
Waddell & Reed Financial, Inc.                                                20             513
Washington Federal, Inc.                                                      52           1,206
Washington Mutual, Inc. (a)                                                   35           1,561
Webster Financial Corp.                                                       31           1,544
Weingarten Realty Investors                                                   17             842
Wells Fargo & Co. (a)                                                        112           4,023
Westamerica Bancorp                                                           18             897
White Mountains Insurance Group Ltd.                                           2           1,159
Whitney Holding Corp. (a)                                                     40           1,266
Willis Group Holdings Ltd.                                                    29           1,185
Wilmington Trust Corp. (a)                                                    16             671
Wintrust Financial Corp.                                                      12             549
XL Capital Ltd. Cl A                                                           8             552
                                                                                   -------------
                                                                                         301,808
                                                                                   -------------
HEALTH CARE (2.4%)
Abbott Laboratories (a)                                                       55           2,915
Abraxis BioScience, Inc.                                                       6             157
Advanced Medical Optics, Inc.                                                 11             404
Aetna, Inc.                                                                   28           1,180

Affymetrix, Inc. (a)                                                          15             374
Alcon, Inc.                                                                    4             471
Alexion Pharmaceuticals, Inc.                                                 16             665
Alkermes, Inc. (a)                                                            51             761
Allergan, Inc. (a)                                                             9           1,050
American Medical Systems Holdings, Inc.                                       40             796
Amgen, Inc.                                                                   59           4,151
Amylin Pharmaceuticals, Inc.                                                  26           1,008
Applied Biosystems Group-Applera Corp.                                        41           1,425
Apria Healthcare Group, Inc. (a)                                              25             694
Arthrocare Corp.                                                              13             480
Barr Pharmaceuticals, Inc.                                                    22           1,177
Bausch & Lomb, Inc. (a)                                                       12             668
Beckman Coulter, Inc. (a)                                                     14             903
Becton Dickinson & Co. (a)                                                    12             923
Bio-Rad Laboratories, Inc. Cl A                                               10             860
Biogen Idec, Inc.                                                             17             822
BioMarin Pharmaceutical, Inc.                                                 43             814
Biomet, Inc. (a)                                                              13             551
Biosite, Inc.                                                                  9             485
Boston Scientific Corp.                                                       70           1,292
Bristol-Myers Squibb Co. (a)                                                  74           2,130
C.R. Bard, Inc. (a)                                                           22           1,815
Caremark Rx, Inc.                                                             23           1,409
Celera Genomics Group-Applera Corp.                                           49             777
Celgene Corp.                                                                 18             966
Cephalon, Inc.                                                                12             869
Charles River Laboratories International, Inc.                                15             675
CIGNA Corp. (a)                                                                4             530
Community Health Systems, Inc.                                                22             787
Cooper Cos. (a)                                                               10             477
Covance, Inc.                                                                 14             863
Coventry Health Care, Inc.                                                    32           1,650
Cubist Pharmaceuticals, Inc.                                                  28             515
CV Therapeutics, Inc.                                                         23             310
Cyberonics, Inc.                                                              11             232
Cytyc Corp.                                                                   26             752
Dade Behring Holdings, Inc.                                                   16             673
DaVita, Inc.                                                                  23           1,256
Dentsply International, Inc. (a)                                              29             894
Edwards Lifesciences Corp.                                                    29           1,484
Eli Lilly & Co. (a)                                                           31           1,678
Endo Pharmaceuticals Holdings, Inc.                                           30             922
Enzo Biochem, Inc.                                                            21             312
eResearch Technology, Inc.                                                    23             161
Express Scripts, Inc.                                                          7             487
Forest Laboratories, Inc.                                                     17             954
Gen-Probe, Inc.                                                               29           1,500
Genentech, Inc.                                                               24           2,097
Genzyme Corp.                                                                 12             789
Gilead Sciences, Inc.                                                         23           1,479
Haemonetics Corp. (a)                                                         15             724
Health Management Associates, Inc. Cl A                                       56           1,089
Health Net, Inc.                                                              23           1,120
Healthways, Inc.                                                              17             772
Henry Schein, Inc. (a)                                                        16             812
Hologic, Inc.                                                                 29           1,611

Hospira, Inc.                                                                 31           1,140
Human Genome Sciences, Inc.                                                   66             777
Humana, Inc. (a)                                                              33           1,832
IDEXX Laboratories, Inc. (a)                                                  17           1,459
ImClone Systems, Inc. (a)                                                     16             471
Immucor, Inc. (a)                                                             33           1,041
Incyte Corp.                                                                  55             409
InterMune, Inc.                                                               14             490
Intuitive Surgical, Inc.                                                       8             787
Invacare Corp. (a)                                                            22             475
Invitrogen Corp.                                                              12             735
Johnson & Johnson (a)                                                        155          10,353
Kinetic Concepts, Inc.                                                        12             590
King Pharmaceuticals, Inc.                                                    58           1,036
Kyphon, Inc.                                                                  25           1,170
Laboratory Corp. of America Holdings                                          31           2,277
Lincare Holdings, Inc.                                                        21             826
Magellan Health Services, Inc.                                                22             898
Manor Care, Inc. (a)                                                          14             745
Medarex, Inc.                                                                 62             835
Medco Health Solutions, Inc.                                                  17           1,007
Medicines Co.                                                                 25             766
Medicis Pharmaceutical Corp.                                                  31           1,176
Medimmune, Inc.                                                               48           1,664
Medtronic, Inc. (a)                                                           59           3,154
Mentor Corp.                                                                  21           1,071
Merck & Co., Inc. (a)                                                         78           3,490
MGI Pharma, Inc.                                                              45             865
Millennium Pharmaceuticals, Inc.                                              75             833
Millipore Corp. (a)                                                           12             822
Molecular Devices Corp.                                                        7             246
Mylan Laboratories, Inc. (a)                                                  49           1,085
Myriad Genetics, Inc.                                                         20             715
Nabi Biopharmaceuticals                                                       44             255
Nektar Therapeutics                                                           51             648
Neurocrine Biosciences, Inc.                                                  15             210
Noven Pharmaceuticals, Inc.                                                   14             383
Onyx Pharmaceuticals, Inc.                                                    21             249
OSI Pharmaceuticals, Inc.                                                     12             408
Par Pharmaceutical Cos., Inc.                                                 19             501
PAREXEL International Corp. (a)                                               16             524
Patterson Cos., Inc.                                                          29           1,091
PDL BioPharma, Inc.                                                           26             533
Pediatrix Medical Group, Inc. (a)                                             25           1,314
Perrigo Co.                                                                   48             829
Pfizer, Inc. (a)                                                             294           7,714
Pharmaceutical Product Development, Inc.                                      19             656
PolyMedica Corp.                                                              13             521
PSS World Medical, Inc.                                                       41             821
Psychiatric Solutions, Inc.                                                   27           1,051
Quest Diagnostics, Inc. (a)                                                    8             420
Regeneron Pharmaceuticals, Inc.                                               31             617
ResMed, Inc.                                                                  16             841
Respironics, Inc. (a)                                                         17             724
Savient Pharmaceuticals, Inc.                                                 28             418
Sepracor, Inc.                                                                21           1,198
Sierra Health Services, Inc. (a)                                              25           1,005
St. Jude Medical, Inc. (a)                                                    21             898
Stryker Corp. (a)                                                             14             867
Sunrise Senior Living, Inc.                                                   25             894
Techne Corp.                                                                  21           1,219

Telik, Inc.                                                                   27             181
Tenet Healthcare Corp. (a)                                                    93             657
United Surgical Partners International, Inc.                                  25             762
United Therapeutics Corp.                                                     13             697
UnitedHealth Group, Inc.                                                      70           3,657
Universal Health Services, Inc. (Cl B)                                        12             695
Varian Medical Systems, Inc. (a)                                              26           1,199
Varian, Inc.                                                                  18             963
Ventana Medical Systems, Inc.                                                 17             716
Vertex Pharmaceuticals, Inc.                                                  25             884
Viasys Healthcare, Inc.                                                       18             530
Waters Corp.                                                                  20           1,134
Watson Pharmaceuticals, Inc.                                                  19             517
WellCare Health Plans, Inc.                                                   18           1,395
WellPoint, Inc.                                                               33           2,587
Wyeth                                                                         48           2,372
Zimmer Holdings, Inc.                                                         13           1,095
                                                                                   -------------
                                                                                         152,687
                                                                                   -------------
INDUSTRIALS (3.3%)
AAR Corp. (a)                                                                 22             655
Accenture Ltd. Cl A                                                           30           1,133
Actuant Corp. Cl A                                                            15             747
Acuity Brands, Inc. (a)                                                       23           1,334
Administaff, Inc. (a)                                                         15             614
Aeroflex, Inc. (a)                                                            39             466
Affiliated Computer Services, Inc. Cl A (a)                                   22           1,078
AGCO Corp.                                                                    55           1,868
Agilent Technologies, Inc.                                                    24             768
Alexander & Baldwin, Inc. (a)                                                 25           1,236
Alliance Data Systems Corp.                                                   15           1,019
Alliant Techsystems, Inc.                                                     18           1,458
Allied Waste Industries, Inc. (a)                                             51             652
Ametek, Inc. (a)                                                              24             832
Amphenol, Inc.                                                                18           1,219
Anixter International, Inc. (a)                                               19           1,050
Aptargroup, Inc.                                                              19           1,159
Armor Holdings, Inc.                                                          19           1,150
Arrow Electronics, Inc.                                                       29           1,022
Astec Industries, Inc.                                                         8             288
Automatic Data Processing, Inc. (a)                                           30           1,432
Avnet, Inc. (a)                                                               35           1,087
AVX Corp.                                                                     10             145
Ball Corp. (a)                                                                21             973
BearingPoint, Inc.                                                            43             344
Bemis Co., Inc. (a)                                                           25             848
Benchmark Electronics, Inc.                                                   37             838
Boeing Co. (a)                                                                35           3,134
Bowne & Co.                                                                   19             286
Brink's Co.                                                                   24           1,492
Bucyrus International, Inc. Cl A                                              15             696
C.H. Robinson Worldwide, Inc.                                                 34           1,804
Carlisle Cos. (a)                                                             17           1,384
Ceradyne, Inc.                                                                13             703
Ceridian Corp.                                                                32             959
CheckFree Corp.                                                               17             704
Checkpoint Systems, Inc. (a)                                                  20             376
Choicepoint, Inc.                                                             19             731
Clarcor, Inc. (a)                                                             29           1,005
Cognex Corp.                                                                  23             502

Coherent, Inc.                                                                19             584
Con-way, Inc.                                                                  9             448
Convergys Corp.                                                               34             885
Cooper Industries, Ltd.                                                       18           1,645
Corporate Executive Board Co.                                                  9             817
Corrections Corp. of America                                                  33           1,608
Cummins, Inc. (a)                                                              9           1,211
Curtiss-Wright Corp. (a)                                                      25             955
Danaher Corp. (a)                                                             14           1,037
Deere & Co. (a)                                                                9             903
Deluxe Corp. (a)                                                              30             898
Dionex Corp.                                                                  11             654
Donaldson Co., Inc. (a)                                                       40           1,409
Dover Corp. (a)                                                               36           1,786
DRS Technologies, Inc.                                                        22           1,219
Eagle Materials, Inc.                                                         25           1,235
EGL, Inc.                                                                     19             724
Electro Scientific Industries, Inc.                                           19             399
ElkCorp.                                                                      12             520
EMCOR Group, Inc. (a)                                                         18           1,034
Energy Conversion Devices, Inc.                                               22             758
ESCO Technologies, Inc.                                                       13             621
Esterline Technologies Corp. (a)                                              13             520
Expeditors International of Washington, Inc.                                  43           1,836
Fastenal Co.                                                                  31           1,156
FedEx Corp. (a)                                                               15           1,656
Fidelity National Information Services, Inc.                                  56           2,380
First Data Corp. (a)                                                          39             970
Fiserv, Inc.                                                                  35           1,840
Flextronics International Ltd.                                               124           1,442
Flir Systems, Inc.                                                            36           1,113
Flowserve Corp. (a)                                                           12             637
Fluor Corp.                                                                   19           1,569
Fortune Brands, Inc. (a)                                                       5             419
Forward Air Corp.                                                             19             596
Foster Wheeler Ltd.                                                           13             695
FTI Consulting, Inc.                                                          23             630
FuelCell Energy, Inc.                                                         22             145
Gardner Denver, Inc. (a)                                                      28           1,079
General Cable Corp. (a)                                                       26           1,121
General Dynamics Corp. (a)                                                    12             938
General Electric Co. (a)                                                     376          13,554
General Maritime Corp.                                                        18             657
Genlyte Group, Inc.                                                            6             455
Global Payments, Inc.                                                         16             604
Goodrich Corp. (a)                                                            26           1,275
Graco, Inc. (a)                                                               16             652
GrafTech International Ltd.                                                   66             536
Granite Construction, Inc.                                                    17             911
Harsco Corp. (a)                                                               9             773
Honeywell International, Inc. (a)                                             29           1,325
Hubbell, Inc. Cl B (a)                                                        13             627
IDEX Corp. (a)                                                                29           1,505
Ingersoll-Rand Co. Ltd. Cl A                                                  13             557
Insituform Technologies, Inc. Cl A                                            18             502
Iron Mountain, Inc.                                                           39           1,091
Itron, Inc. (a)                                                               15             865
ITT Corp. (a)                                                                 39           2,326
J.B. Hunt Transport Services, Inc.                                            21             528
Jabil Circuit, Inc.                                                           36             864

Jacobs Engineering Group, Inc.                                                13           1,177
Joy Global, Inc.                                                              27           1,255
Kaman Corp.                                                                   16             365
Kansas City Southern                                                          44           1,323
Kaydon Corp. (a)                                                              17             733
Kemet Corp.                                                                   56             422
Kennametal, Inc. (a)                                                          20           1,236
L-3 Communications Holdings, Inc.                                             26           2,141
Landstar System, Inc.                                                         32           1,353
Lincoln Electric Holdings, Inc.                                               20           1,215
Littelfuse, Inc. (a)                                                          12             377
Lockheed Martin Corp. (a)                                                     17           1,652
Louisiana-Pacific Corp. (a)                                                   25             573
Manitowoc Co. (a)                                                             34           1,763
Manpower, Inc. (a)                                                            17           1,240
Martin Marietta Materials, Inc. (a)                                           10           1,154
Masco Corp. (a)                                                               17             544
McDermott International, Inc. (a)                                             22           1,136
MDU Resources Group, Inc. (a)                                                 40           1,034
MeadWestvaco Corp.                                                            43           1,296
Methode Electronics, Inc. (a)                                                 27             297
Mettler-Toledo International, Inc.                                             8             662
Molex, Inc. Cl A                                                              19             500
Monster Worldwide, Inc.                                                       24           1,186
Moog, Inc. Cl A (a)                                                           19             741
MSC Industrial Direct Co. (a)                                                 24           1,037
Mueller Industries, Inc.                                                      25             814
National Instruments Corp.                                                    30             864
Navigant Consulting, Inc.                                                     29             603
Navistar International Corp. (a)                                              15             664
Newport Corp.                                                                 25             499
Nordson Corp.                                                                 18             931
Northrop Grumman Corp. (a)                                                    21           1,490
Old Dominion Freight Line, Inc.                                               20             556
OMI Corp. (a)                                                                 39             860
Oshkosh Truck Corp.                                                           14             739
Owens-Illinois, Inc. (a)                                                      34             757
Packaging Corp. of America                                                    15             343
Pactiv Corp. (a)                                                              29             941
Pall Corp. (a)                                                                29           1,008
Parker Hannifin Corp. (a)                                                     23           1,903
Paychex, Inc. (a)                                                             16             640
PerkinElmer, Inc. (a)                                                         76           1,814
Power-One, Inc.                                                               54             399
Powerwave Technologies, Inc.                                                  77             450
Precision Castparts Corp. (a)                                                 27           2,399
Quanta Services, Inc.                                                         61           1,255
R.R. Donnelley & Sons Co. (a)                                                 49           1,818
Raytheon Co.                                                                  13             675
Republic Services, Inc.                                                       24           1,038
Resources Connection, Inc.                                                    28             879
Robert Half International, Inc.                                               38           1,547
Rockwell Automation Corp. (a)                                                  9             551
Rockwell Collins, Inc.                                                        44           3,000
Roper Industries, Inc.                                                        17             883
Ryder System, Inc. (a)                                                        15             818
Sanmina-SCI Corp.                                                             91             319
Sealed Air Corp. (a)                                                          18           1,186
Shaw Group, Inc. (a)                                                          45           1,519
Smurfit-Stone Container Corp.                                                 61             659
Solectron Corp.                                                              220             715
Sonoco Products Co. (a)                                                       24             924

Spherion Corp.                                                                42             346
SPX Corp.                                                                     13             912
Stamps.com, Inc.                                                               9             132
Stericycle, Inc. (a)                                                          22           1,694
TASER International, Inc.                                                     37             287
Tektronix, Inc. (a)                                                           20             565
Teleflex, Inc. (a)                                                            20           1,336
Teletech Holdings, Inc.                                                       26             701
Temple-Inland, Inc. (a)                                                       23           1,149
Terex Corp. (a)                                                               20           1,138
Tetra Tech, Inc.                                                              39             701
Texas Industries, Inc. (a)                                                    12             881
Thomas & Betts Corp. (a)                                                      14             670
Timken Co. (a)                                                                17             486
Toro Co. (a)                                                                  24           1,230
Trimble Navigation Ltd.                                                       30           1,697
Trinity Industries, Inc. (a)                                                  19             727
Tyco International Ltd. (a)                                                   73           2,326
Union Pacific Corp. (a)                                                       10           1,010
United Parcel Service, Inc. Cl B                                              34           2,457
United Rentals, Inc. (a)                                                      45           1,159
USG Corp.                                                                     17             911
UTi Worldwide, Inc.                                                           19             578
Veeco Instruments, Inc.                                                       17             326
Viad Corp.                                                                    14             587
Vishay Intertechnology, Inc.                                                  41             539
Vulcan Materials Co. (a)                                                      17           1,731
W.W. Grainger, Inc. (a)                                                       17           1,320
Wabash National Corp. (a)                                                     20             319
Wabtec                                                                        24             768
Walter Industries, Inc.                                                       24             676
Washington Group International, Inc.                                          17             971
Waste Connections, Inc.                                                       25           1,089
Waste Management, Inc. (a)                                                    19             722
Watsco, Inc. (a)                                                              12             612
Werner Enterprises, Inc.                                                      38             722
Wesco International, Inc.                                                     11             668
Western Union Co.                                                             45           1,005
World Fuel Services Corp. (a)                                                 14             642
Zebra Technologies Corp. Cl A                                                 16             555
                                                                                   -------------
                                                                                         210,107
                                                                                   -------------
OIL & GAS (1.5%)
Anadarko Petroleum Corp. (a)                                                  18             788
Apache Corp. (a)                                                              12             876
Atwood Oceanics, Inc.                                                         14             677
Baker Hughes, Inc. (a)                                                        17           1,174
BJ Services Co.                                                               15             415
Cabot Oil & Gas Corp. (a)                                                     22           1,427
Cameron International Corp.                                                   22           1,155
Cheniere Energy, Inc.                                                         25             692
Chesapeake Energy Corp. (a)                                                   16             474
Chevron Corp.                                                                 79           5,757
Cimarex Energy Co.                                                            21             787
ConocoPhillips                                                                55           3,652
Denbury Resources, Inc. (a)                                                   27             748
Devon Energy Corp.                                                            17           1,192
Diamond Offshore Drilling, Inc. (a)                                            3             253
Dynegy, Inc. Cl A                                                            239           1,685
El Paso Corp.                                                                149           2,311
Encore Acquisition Co.                                                        29             753
ENSCO International, Inc. (a)                                                 31           1,577
EOG Resources, Inc.                                                           13             899

Exxon Mobil Corp.                                                            211          15,634
FMC Technologies, Inc.                                                        13             805
Global Industries Ltd. (a)                                                    49             660
GlobalSantaFe Corp.                                                           14             812
Grant Prideco, Inc.                                                           25             980
Grey Wolf, Inc.                                                              114             779
Halliburton Co. (a)                                                           53           1,566
Hanover Compressor Co. (a)                                                    52           1,006
Helix Energy Solutions Group, Inc.                                            17             547
Hess Corp.                                                                    10             540
Holly Corp.                                                                   24           1,265
Houston Exploration Co. (a)                                                   17             889
Hydril                                                                        10             791
Input/Output, Inc.                                                            46             630
Kinder Morgan, Inc.                                                            6             636
Lone Star Technologies, Inc. (a)                                              17             822
Marathon Oil Corp.                                                            14           1,265
Nabors Industries Ltd.                                                        60           1,817
National Oilwell Varco, Inc.                                                   8             485
Newpark Resources, Inc. (a)                                                   65             411
Noble Corp.                                                                   28           2,098
Noble Energy, Inc.                                                            38           2,029
Occidental Petroleum Corp. (a)                                                32           1,484
Oceaneering International, Inc.                                               26           1,026
OGE Energy Corp. (a)                                                          20             774
Parker Drilling Co. (a)                                                       75             695
Patterson-UTI Energy, Inc.                                                    36             869
Penn Virginia Corp.                                                            9             660
Plains Exploration & Production Co.                                           15             724
Pogo Producing Co.                                                            13             644
Pride International, Inc.                                                     32             922
Quicksilver Resources, Inc.                                                    8             317
Range Resources Corp. (a)                                                     26             798
Rowan Cos., Inc. (a)                                                          21             691
Schlumberger Ltd. (a)                                                         62           3,935
SEACOR Holding, Inc. (a)                                                      11           1,114
Smith International, Inc.                                                     42           1,667
Southwestern Energy Co. (a)                                                   33           1,269
St. Mary Land & Exploration Co.                                               31           1,116
Stone Energy Corp. (a)                                                        17             578
Sunoco, Inc. (a)                                                               6             379
Superior Energy Services, Inc.                                                41           1,243
Tesoro Corp. (a)                                                              16           1,318
Tetra Technologies, Inc. (a)                                                  36             834
TODCO                                                                         30           1,039
Transocean, Inc. (a)                                                          16           1,238
Unit Corp. (a)                                                                26           1,260
Valero Energy Corp. (a)                                                       24           1,303
W-H Energy Services, Inc.                                                     15             681
Weatherford International Ltd.                                                17             686
Williams Cos. (a)                                                             21             567
XTO Energy, Inc.                                                              19             959
                                                                                   -------------
                                                                                          94,549
                                                                                   -------------
TECHNOLOGY (3.0%)
3Com Corp. (a)                                                               100             390
Actel Corp.                                                                   19             339
Adaptec, Inc. (a)                                                             65             234
ADC Telecommunications, Inc.                                                  28             452
Adobe Systems, Inc. (a)                                                       30           1,166
Adtran, Inc.                                                                  36             798
Advanced Micro Devices, Inc.                                                  30             467
Advent Software, Inc.                                                         12             429

Agere Systems, Inc.                                                          103           2,074
Agile Software Corp.                                                          23             144
Agilysys, Inc.                                                                22             417
Akamai Technologies, Inc.                                                     31           1,742
Altera Corp.                                                                  73           1,464
American Power Conversion Corp.                                               38           1,168
American Tower Corp. Cl A                                                     25             996
Amkor Technology, Inc.                                                        69             727
Analog Devices, Inc.                                                          21             688
Andrew Corp.                                                                  37             393
Ansys, Inc. (a)                                                               17             848
Apple Computer, Inc.                                                          44           3,771
Applied Materials, Inc. (a)                                                   73           1,294
Ariba, Inc.                                                                   49             456
Asyst Technologies, Inc. (a)                                                  29             188
ATMI, Inc.                                                                    20             669
Autodesk, Inc. (a)                                                            46           2,011
Avaya, Inc.                                                                   97           1,245
Avocent Corp.                                                                 24             829
Axcelis Technologies, Inc.                                                    66             425
BEA Systems, Inc.                                                             81             999
Borland Software Corp.                                                        56             306
Broadcom Corp.                                                                23             734
Brocade Communications Systems, Inc.                                         213           1,830
Brooks Automation, Inc.                                                       51             710
C-COR, Inc. (a)                                                               35             479
Cabot Microelectronics Corp.                                                  13             392
Caci International, Inc. Cl A                                                 17             800
Cadence Design Systems, Inc.                                                  66           1,247
CDW Corp.                                                                     14             898
Cerner Corp. (a)                                                              14             629
Check Point Software Technologies Ltd.                                        41             978
Ciber, Inc.                                                                   40             275
Ciena Corp.                                                                   56           1,573
Cisco Systems, Inc.                                                          322           8,561
Citrix Systems, Inc. (a)                                                      36           1,140
Cognizant Technology Solutions Corp.                                          28           2,388
Computer Sciences Corp. (a)                                                   37           1,941
Compuware Corp.                                                               83             745
Conexant Systems, Inc.                                                       268             498
Corning, Inc. (a)                                                             80           1,667
Cree, Inc.                                                                    46             707
Crown Castle International Corp.                                              40           1,406
CSG Systems International, Inc. (a)                                           33             828
Cymer, Inc.                                                                   20             845
Cypress Semiconductor Corp.                                                   94           1,734
Dell, Inc.                                                                   103           2,498
Dendrite International, Inc.                                                  27             295
Digital River, Inc.                                                           20           1,024
DST Systems, Inc.                                                             11             775
Dycom Industries, Inc.                                                        27             611
EarthLink, Inc.                                                               67             490
Electronics for Imaging, Inc. (a)                                             30             692
EMC Corp.                                                                    119           1,665
Emulex Corp.                                                                  51             905
Equinix, Inc.                                                                 12           1,009
Exar Corp.                                                                    23             301
Extreme Networks, Inc.                                                        77             320
F5 Networks, Inc.                                                             22           1,572

Fair Isaac Corp. (a)                                                          16             637
Fairchild Semiconductor International, Inc.                                   28             499
FormFactor, Inc.                                                              22             894
Gateway, Inc. (a)                                                            183             375
Google, Inc. Cl A                                                             12           6,015
Harmonic, Inc.                                                                54             489
Harris Corp. (a)                                                              28           1,423
Hewlett-Packard Co. (a)                                                       99           4,284
Hyperion Solutions Corp.                                                      33           1,393
Ikon Office Solutions, Inc. (a)                                               61             909
Informatica Corp.                                                             52             653
InfoSpace, Inc.                                                               19             442
Ingram Micro, Inc. Cl A (a)                                                   35             683
Insight Enterprises, Inc.                                                     33             671
Intel Corp. (a)                                                              302           6,329
Inter-Tel, Inc. (a)                                                           15             339
InterDigital Communications Corp. (a)                                         31           1,075
Intermec, Inc.                                                                24             577
International Business Machines Corp. (a)                                     54           5,353
International Rectifier Corp.                                                 16             668
Intersil Corp. Cl A                                                           34             801
Interwoven, Inc.                                                              28             440
Intuit, Inc.                                                                  62           1,950
j2 Global Communications, Inc.                                                25             662
JDA Software Group, Inc.                                                      21             336
JDS Uniphase Corp.                                                            45             800
Juniper Networks, Inc.                                                        30             544
Keane, Inc. (a)                                                               33             402
KLA-Tencor Corp. (a)                                                          11             542
Kronos, Inc.                                                                  18             684
Kulicke & Soffa Industries, Inc.                                              41             380
Lam Research Corp. (a)                                                        28           1,283
Lattice Semiconductor Corp.                                                   70             410
Lexmark International, Inc.                                                   22           1,387
Linear Technology Corp. (a)                                                   17             526
LSI Logic Corp. (a)                                                           84             790
Macrovision Corp.                                                             34             841
Marvell Technology Group Ltd.                                                 27             494
Maxim Integrated Products, Inc.                                               15             462
MEMC Electronic Materials, Inc. (a)                                           34           1,782
Mentor Graphics Corp.                                                         46             856
Micron Technology, Inc. (a)                                                  158           2,045
Micros Systems, Inc.                                                          22           1,239
Microsemi Corp.                                                               38             692
Microsoft Corp.                                                              464          14,318
Motorola, Inc. (a)                                                           126           2,501
MRV Communications, Inc.                                                      79             322
National Semiconductor Corp. (a)                                              63           1,457
NCR Corp. (a)                                                                 36           1,706
Network Appliance, Inc. (a)                                                   22             827
Novell, Inc. (a)                                                              66             479
Novellus Systems, Inc.                                                        30             925
NVIDIA Corp.                                                                  74           2,268
OmniVision Technologies, Inc.                                                 23             265
Oracle Corp.                                                                 201           3,448
Parametric Technology Corp.                                                   67           1,328
Perot Systems Corp.                                                           59             964
Photronics, Inc. (a)                                                          26             433
Pitney Bowes, Inc. (a)                                                         9             431
PMC-Sierra, Inc. (a)                                                         116             731

Polycom, Inc.                                                                 20             672
Progress Software Corp.                                                       25             710
QLogic Corp.                                                                  30             549
Qualcomm, Inc.                                                                89           3,351
Quantum Corp.                                                                115             286
Radisys Corp. (a)                                                             15             252
RealNetworks, Inc. (a)                                                        50             534
Red Hat, Inc. (a)                                                             36             818
RF Micro Devices, Inc.                                                       113             872
S1 Corp. (a)                                                                  26             150
Salesforce.com, Inc.                                                          18             789
SanDisk Corp. (a)                                                             12             482
SBC Communications Corp. Cl A                                                 49           1,456
Silicon Image, Inc.                                                           44             532
Silicon Laboratories, Inc.                                                    29             931
Silicon Storage Technology, Inc.                                              66             329
SiRF Technology Holdings, Inc.                                                27             793
Skyworks Solutions, Inc.                                                     108             710
SonicWALL, Inc.                                                               46             388
SRA International, Inc. Cl A                                                  19             481
Sun Microsystems, Inc.                                                       121             803
Sybase, Inc. (a)                                                              54           1,398
Sycamore Networks, Inc.                                                      125             466
Symantec Corp.                                                                53             939
Synopsys, Inc.                                                                35             931
Tellabs, Inc. (a)                                                             96             967
Teradyne, Inc.                                                                48             715
Tessera Technologies, Inc.                                                    23             880
Texas Instruments, Inc.                                                       79           2,464
TIBCO Software, Inc.                                                         126           1,169
Transaction Systems Architects, Inc. (a)                                      20             723
Trident Microsystems, Inc.                                                    27             563
Triquint Semiconductor, Inc. (a)                                             100             470
Ultratech, Inc.                                                               12             146
Unisys Corp.                                                                  81             698
United Online, Inc.                                                           42             590
United Stationers, Inc.                                                       18             917
Varian Semiconductor Equipment Associates Inc                                 30           1,235
Vignette Corp.                                                                22             394
webMethods, Inc.                                                              40             301
Websense, Inc.                                                                27             585
Wind River Systems, Inc. (a)                                                  42             417
Xerox Corp.                                                                   45             774
Xilinx, Inc.                                                                  19             462
Yahoo!, Inc.                                                                  67           1,897
                                                                                   -------------
                                                                                         194,739
                                                                                   -------------
TELECOMMUNICATIONS (0.4%)
Alltel Corp. (a)                                                              13             797
AT&T, Inc.                                                                   236           8,881
CenturyTel, Inc. (a)                                                          26           1,166
Cincinnati Bell, Inc.                                                        168             816
Citizens Communications Co. Series B                                          77           1,129
Embarq Corp.                                                                  31           1,721
Harris Stratex Networks, Class A                                              15             324
Leap Wireless International, Inc.                                             10             657
NII Holdings, Inc.                                                            28           2,066
NTL, Inc.                                                                     53           1,444
Qwest Communications International, Inc.                                      60             489

Sprint Nextel Corp. (a)                                                      109           1,943
Telephone & Data Systems, Inc.                                                12             671
Verizon Communications, Inc.                                                 103           3,968
Windstream Corp.                                                              96           1,435
                                                                                   -------------
                                                                                          27,507
                                                                                   -------------
UTILITIES (1.1%)
AGL Resources, Inc. (a)                                                       47           1,847
Alliant Energy Corp.                                                          28           1,018
Ameren Corp. (a)                                                              43           2,284
American Electric Power Co., Inc. (a)                                         15             653
Aqua America, Inc.                                                            28             622
Aquila, Inc.                                                                 225           1,019
Atmos Energy Corp. (a)                                                        49           1,531
Avista Corp.                                                                  33             830
Black Hills Corp.                                                             23             853
CenterPoint Energy, Inc.                                                      50             863
Cleco Corp. (a)                                                               39             996
CMS Energy Corp. (a)                                                          44             734
Consolidated Edison, Inc. (a)                                                  4             193
Constellation Energy Group, Inc. (a)                                          38           2,757
Core Laboratories N.V. (a)                                                    14           1,154
Dominion Resources, Inc. (Virginia)                                           13           1,078
DPL, Inc. (a)                                                                 19             545
DTE Energy Co. (a)                                                            37           1,716
Duke Energy Corp.                                                             69           1,359
Duquesne Light Holdings, Inc.                                                 48             960
Edison International                                                          10             450
El Paso Electric Co.                                                          32             778
Energy East Corp. (a)                                                         35             841
Entergy Corp. (a)                                                              8             743
Exelon Corp.                                                                  25           1,500
FirstEnergy Corp. (a)                                                         13             771
FPL Group, Inc. (a)                                                           14             793
Great Plains, Inc.                                                            18             564
Hawaiian Electric Industries, Inc.                                            46           1,232
IDACORP, Inc.                                                                 29           1,072
KeySpan Corp.                                                                 39           1,591
National Fuel Gas Co. (a)                                                     19             773
Nicor, Inc. (a)                                                               10             455
NiSource, Inc. (a)                                                            63           1,499
Northeast Utilities                                                           36             995
Northwest Natural Gas Co.                                                     14             570
NSTAR                                                                         26             868
ONEOK, Inc. (a)                                                               26           1,116
Peoples Energy Corp. (a)                                                      26           1,132
Pepco Holdings, Inc.                                                          45           1,151
PG&E Corp.                                                                     8             373
Piedmont Natural Gas Co. (a)                                                  43           1,110
Pinnacle West Capital Corp. (a)                                               21           1,025
PNM Resources, Inc.                                                           38           1,158
PPL Corp.                                                                     13             463
Progress Energy, Inc.                                                          5             238
Public Service Enterprise Group, Inc. (a)                                      9             603
Puget Energy, Inc.                                                            22             540
Questar Corp. (a)                                                             18           1,462
Reliant Energy, Inc.                                                          64             952
Scana Corp.                                                                   25           1,018
Sempra Energy (a)                                                              9             516
Sierra Pacific Resources                                                     135           2,298

Southern Co. (a)                                                              24             877
Southern Union Co. (a)                                                        68           1,891
Southwest Gas Corp. (a)                                                       24             942
Spectra Energy CORP.                                                          22             575
Teco Energy, Inc. (a)                                                         42             712
UGI Corp. (a)                                                                 64           1,754
UniSource Energy Corp. (a)                                                    22             825
Vectren Corp.                                                                 46           1,294
Westar Energy, Inc.                                                           52           1,381
WGL Holdings, Inc.                                                            25             791
Wisconsin Energy Corp. (a)                                                    25           1,164
WPS Resources Corp. (a)                                                       26           1,379
Xcel Energy, Inc.                                                             85           1,983
                                                                                   -------------
                                                                                          69,230
                                                                                   -------------
TOTAL COMMON STOCKS                                                                    1,426,961
                                                                                   -------------
CORPORATE BONDS (21.3%)
BASIC MATERIALS (2.0%)
E.I. DuPont de Nemours & Co., 4.88%, 4/30/14                              95,000          91,597
Eastman Chemical Co., 7.60%, 2/1/27                                       25,000          26,996
United Technologies Corp., 4.88%, 5/1/15                                   8,000           7,683
                                                                                   -------------
                                                                                         126,276
                                                                                   -------------
CONSUMER GOODS (0.5%)
Kimberly-Clark Corp., 5.00%, 8/15/13                                      20,000          19,456
Kraft Foods, Inc., 6.25%, 6/1/12                                          11,000          11,379
                                                                                   -------------
                                                                                          30,835
                                                                                   -------------
CONSUMER SERVICES (2.3%)
Bottling Group LLC, 4.63%, 11/15/12                                        5,000           4,816
Comcast Corp., 6.50%, 11/15/35                                            95,000          96,167
Procter & Gamble Co., 4.95%, 8/15/14                                      14,000          13,626
Target Corp., 5.88%, 3/1/12                                               10,000          10,221
Time Warner Cos., Inc., 7.57%, 2/1/24                                     22,000          24,220
                                                                                   -------------
                                                                                         149,050
                                                                                   -------------
FINANCIALS (11.1%)
Allstate Corp., 7.20%, 12/1/09                                            10,000          10,479
American General Finance, 5.38%, 10/1/12                                  38,000          37,787
Bank One Corp., 2.63%, 6/30/08                                            45,000          43,367
Berkley Corp., 6.15%, 8/15/19                                             45,000          44,465
Citigroup, Inc., 6.63%, 1/15/28                                           23,000          24,904
Countrywide Financial Corp., 6.25%, 5/15/16                              100,000         102,421
Credit Suisse First Boston USA, Inc., 6.13%, 11/15/11                    111,000         114,716
First Union National, 7.80%, 8/18/10                                      22,000          23,521
Goldman Sachs Group, Inc., 5.13%, 1/15/15                                 16,000          15,494
John Deere Capital Corp., 7.00%, 3/15/12                                  11,000          11,703
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12                            13,000          13,684
Merrill Lynch & Co., Inc., 4.25%, 2/8/10                                 106,000         102,718
Morgan Stanley Dean Witter, 6.75%, 4/15/11                                27,000          28,400

U.S. Bank NA, 6.38%, 8/1/11                                               13,000          13,502
Verizon Global Funding Corp., 7.25%, 12/1/10                             101,000         107,372
Wells Fargo & Co., 4.63%, 8/9/10                                          24,000          23,466
                                                                                   -------------
                                                                                         717,999
                                                                                   -------------
INDUSTRIALS (1.7%)
Boeing Co., 6.13%, 2/15/33                                                11,000          11,723
General Electric Co., 5.00%, 2/1/13                                       30,000          29,513
Union Pacific Corp., 4.88%, 1/15/15                                       70,000          66,693
                                                                                   -------------
                                                                                         107,929
                                                                                   -------------
OIL & GAS (1.0%)
Conoco, Inc., 6.95%, 4/15/29                                              58,000          65,242
                                                                                   -------------
TECHNOLOGY (0.3%)
IBM Corp., 8.38%, 11/1/19                                                 10,000          12,388
Motorola, Inc., 7.63%, 11/15/10                                            8,000           8,547
                                                                                   -------------
                                                                                          20,935
                                                                                   -------------
UTILITIES (2.4%)
Carolina Power and Light, 5.13%, 9/15/13                                  30,000          29,391
Cincinnati Gas & Electric Corp., 5.70%, 9/15/12                           50,000          50,431
National Rural Utilities, 7.25%, 3/1/12                                   72,000          77,944
                                                                                   -------------
                                                                                         157,766
                                                                                   -------------
TOTAL CORPORATE BONDS                                                                  1,376,032
                                                                                   -------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES (21.2%)
FANNIE MAE (15.3%)
6.00%, 6/1/17, Pool #555004                                                3,210           3,250
5.50%, 8/1/17, Pool #826283                                                1,639           1,637
5.00%, 5/1/18, Pool #703444                                                8,179           8,002
4.50%, 1/1/19, Pool #735057                                                2,673           2,569
5.00%, 1/1/19, Pool #255077                                               23,828          23,359
5.00%, 8/1/19, Pool #793396                                                2,922           2,859
5.00%, 12/1/19, Pool #745369                                               1,734           1,700
5.00%, 3/1/20, Pool #819410                                                1,739           1,702
5.50%, 3/1/20, Pool #735405                                               37,390          37,233
5.50%, 3/1/20, Pool #735611                                                1,692           1,688
5.00%, 6/1/20, Pool #839333                                               66,833          65,382
4.50%, 9/1/20, Pool #839289                                                2,751           2,641
5.50%, 7/1/25, Pool #255809                                                6,577           6,507
6.00%, 10/1/32, Pool #667994                                               6,463           6,508
5.50%, 2/1/33, Pool #652693                                              138,602         136,322
5.00%, 8/1/33, Pool #713679                                               36,670          35,184
6.00%, 9/1/33, Pool #736937                                                3,246           3,258
5.50%, 1/1/34, Pool #756233                                               97,064          95,467
7.00%, 4/1/34, Pool #780703                                                4,169           4,286
5.00%, 5/1/34, Pool #768230                                                5,415           5,196
6.00%, 8/1/34, Pool #725690                                              293,194         294,269
5.50%, 1/1/35, Pool #808374                                              171,964         169,135
6.00%, 4/1/35, Pool #735503                                                2,438           2,453
4.50%, 4.5%  08/01/35 8/1/35, Pool #835751                                73,167          68,123
5.00%, 8/1/35, Pool #848355                                               11,135          10,684
                                                                                   -------------
                                                                                         989,414
                                                                                   -------------
FREDDIE MAC (3.7%)
4.00%, 6/1/18, Pool #E01401                                                4,443           4,165
5.00%, 10/1/18, Pool #B10252                                              10,594          10,380
4.50%, 11/1/18, Pool #E01489                                               4,428           4,254
4.50%, 12/1/18, Pool #G11657                                               3,606           3,465

4.50%, 1/1/19, Pool #B11878                                                6,951           6,679
4.50%, 7/1/19, Pool #B15661                                               20,293          19,482
5.00%, 8/1/33, Pool #A12886                                                3,784           3,644
5.50%, 8/1/33, Pool #A11851                                                7,315           7,217
6.50%, 12/1/33, Pool #A16523                                              28,781          29,363
5.00%, 4/1/34, Pool #A20534                                                4,768           4,589
5.50%, 10/1/34, Pool #A27526                                               6,010           5,929
5.00%, 12/1/34, Pool #A29017                                              36,193          34,829
5.50%, 10/1/35, Pool #A39170                                             107,053         105,429
                                                                                   -------------
                                                                                         239,425
                                                                                   -------------
GINNIE MAE (2.2%)
6.00%, 2/15/32, Pool #569704                                             133,210         134,693
5.50%, 4/15/33, Pool #603566                                               2,089           2,071
5.50%, 4/15/34, Pool #626116                                               1,650           1,634
5.50%, 9/15/35, Pool #644611                                               1,905           1,886
                                                                                   -------------
                                                                                         140,284
                                                                                   -------------
TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES                                   1,369,123
                                                                                   -------------
U.S. GOVERNMENT AGENCY SECURITIES (6.6%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.6%)
4.63%, 1/15/08, MTN                                                      105,000         104,359
4.50%, 10/15/08, MTN                                                      20,000          19,799
6.63%, 9/15/09, MTN                                                       20,000          20,740
5.63%, Callable ON 11/15/11@100 11/15/21                                  25,000          24,775
                                                                                   -------------
                                                                                         169,673
                                                                                   -------------
FEDERAL HOME LOAN BANK (0.9%)
4.63%, 2/8/08, Series 627                                                 40,000          39,745
4.63%, 11/21/08, Series 598                                               20,000          19,829
                                                                                   -------------
                                                                                          59,574
                                                                                   -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (3.1%)
4.63%, 2/21/08, MTN                                                      116,000         115,239
4.63%, 12/19/08, MTN                                                      15,000          14,862
4.75%, 1/18/11, MTN                                                       15,000          14,815
4.75%, 1/19/16, MTN                                                       10,000           9,723
6.25%, 7/15/32, MTN                                                       40,000          45,092
                                                                                   -------------
                                                                                         199,731
                                                                                   -------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                  428,978
                                                                                   -------------
U.S. TREASURY OBLIGATIONS (14.6%)
U.S. TREASURY BONDS (3.7%)
5.25%, 11/15/28                                                          208,000         214,858
5.38%, 2/15/31                                                            20,000          21,103
                                                                                   -------------
                                                                                         235,961
                                                                                   -------------
U.S. TREASURY NOTES (10.9%)
5.63%, 5/15/08                                                           196,000         197,447
4.00%, 6/15/09                                                            60,000          58,821
4.00%, 4/15/10                                                           235,000         229,244
5.00%, 2/15/11                                                            18,000          18,134
4.88%, 2/15/12                                                            31,000          31,114
4.00%, 2/15/15                                                            35,000          33,090
4.25%, 8/15/15                                                           147,000         141,126
                                                                                   -------------
                                                                                         708,976
                                                                                   -------------
TOTAL U.S. TREASURY OBLIGATIONS                                                          944,937
                                                                                   -------------
INVESTMENT COMPANIES (14.1%)
American Beacon Money Market Select Fund                                 912,250         912,250
                                                                                   -------------
TOTAL INVESTMENT COMPANIES                                                               912,250
                                                                                   -------------

TOTAL INVESTMENTS (COST $6,314,473) (b) - 100.0%                                       6,458,281
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                                                (564)
                                                                                   -------------
NET ASSETS - 100.0%                                                                $   6,457,717
                                                                                   =============

----------
Percentages indicated are based on net assets of $6,457,717.

(a)  Represents non-income producing security.

(b) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized Appreciation                                             $    197,555
Unrealized (Depreciation)                                                 53,747
                                                                    ------------
Net Unrealized Appreciation (Depreciation)                          $    143,808
                                                                    ============

MTN - Medium Term Note

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

AMERICAN INDEPENDENCE FUNDS
NESTEGG DOW JONES U.S. 2015 FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                       SHARES
                                                                         OR
                                                                      PRINCIPAL
                                                                     AMOUNT ($)       VALUE ($)
                                                                    ------------   -------------
COMMON STOCKS (39.2%)
BASIC MATERIALS (1.7%)
A. Schulman, Inc. (a)                                                         82   $       1,712
Air Products & Chemicals, Inc. (a)                                            34           2,538
Airgas, Inc. (a)                                                             145           6,035
Albemarle Corp.                                                               73           5,693
Alcoa, Inc. (a)                                                              131           4,231
Allegheny Technologies, Inc. (a)                                              80           8,279
Arch Coal, Inc.                                                              115           3,418
Ashland, Inc.                                                                 55           3,825
Bowater, Inc. (a)                                                            138           3,777
Cabot Corp.                                                                   28           1,253
Cambrex Corp. (a)                                                             75           1,641
Carpenter Technology Corp. (a)                                                49           5,738
Celanese Corp. Series A                                                      115           3,019
Chaparral Steel Co.                                                           91           4,666
Chemtura Corp.                                                               195           2,246
Cleveland-Cliffs, Inc. (a)                                                    87           4,755
Coeur d'Alene Mines Corp. (a)                                                711           3,114
Consol Energy, Inc.                                                          151           5,199
Cytec Industries, Inc. (a)                                                    91           5,298
Dow Chemical Co. (a)                                                         147           6,106
E.I. DuPont de Nemours & Co. (a)                                             140           6,938
Eastman Chemical Co. (a)                                                      82           4,802
Ecolab, Inc. (a)                                                             155           6,805
Ferro Corp. (a)                                                               99           2,110
FMC Corp. (a)                                                                 81           6,306
Freeport-McMoRan Copper & Gold, Inc. Cl B (a)                                 36           2,070
H.B. Fuller Co. (a)                                                          148           3,829
Hercules, Inc. (a)                                                           286           5,608
Huntsman Corp. (a)                                                            96           2,007
International Coal Group, Inc.                                               285           1,362
International Flavors & Fragrances, Inc. (a)                                  73           3,539
International Paper Co. (a)                                                   86           2,898
Jacuzzi Brands, Inc.                                                         171           2,126
Kaiser Aluminum CORP.                                                          8             528
Lubrizol Corp. (a)                                                           178           9,172
Lyondell Chemical Co. (a)                                                    201           6,356
Massey Energy Co.                                                             67           1,587
Meridian Gold, Inc. (a)                                                       81           2,367
Minerals Technologies, Inc.                                                   37           2,149
Monsanto Co.                                                                 118           6,501
Mosaic Co.                                                                   147           2,928
Mueller Water Products INC-B                                                 178           2,417
Neenah Paper, Inc.                                                            37           1,263
Newmont Mining Corp. (a)                                                     103           4,645
Nucor Corp. (a)                                                               39           2,517
Olin Corp. (a)                                                               177           2,981
OM Group, Inc. (a)                                                            74           3,616

Orbotech Ltd.                                                                 94           2,250
Peabody Energy Corp.                                                          65           2,654
Phelps Dodge Corp. (a)                                                        26           3,214
PPG Industries, Inc. (a)                                                      29           1,922
Praxair, Inc. (a)                                                             70           4,414
Rohm & Haas Co. (a)                                                          132           6,872
RPM International, Inc. (a)                                                  304           7,062
RTI International Metals, Inc. (a)                                            53           4,333
Ryerson, Inc.                                                                 50           1,569
Sensient Technologies Corp.                                                  111           2,739
Sigma-Aldrich Corp. (a)                                                       79           2,998
Southern Copper Corp.                                                         12             750
Steel Dynamics, Inc.                                                          71           2,784
Stillwater Mining Co.                                                         89           1,153
Tredegar Corp. (a)                                                            84           1,929
United States Steel Corp.                                                    110           9,185
USEC, Inc.                                                                   208           2,820
Valspar Corp. (a)                                                            234           6,594
Wausau Paper Corp.                                                           136           1,937
Weyerhaeuser Co. (a)                                                          34           2,550
Worthington Industries, Inc. (a)                                             162           3,107
                                                                                   -------------
                                                                                         254,806
                                                                                   -------------
CONSUMER GOODS (3.3%)
Altria Group, Inc.                                                           319          27,876
American Axle & Manufacturing                                                126           2,618
Holdings, Inc.
Anheuser-Busch Cos., Inc. (a)                                                 99           5,046
ArvinMeritor, Inc.                                                           162           3,119
Beazer Homes USA, Inc. (a)                                                    93           4,046
Black & Decker Corp. (a)                                                      65           5,673
BLYTH, Inc.                                                                   85           1,767
BorgWarner, Inc.                                                              50           3,427
Briggs & Stratton Corp. (a)                                                   51           1,512
Brown-Forman Corp. Cl B (a)                                                   37           2,427
Brunswick Corp. (a)                                                           96           3,275
Bunge Ltd.                                                                   107           8,234
Callaway Golf Co. (a)                                                        161           2,660
Campbell Soup Co. (a)                                                         46           1,770
Carter's, Inc.                                                                51           1,295
Centex Corp. (a)                                                             108           5,799
Champion Enterprises, Inc.                                                   224           1,839
Chiquita Brands International, Inc.                                          127           2,015
Church & Dwight Co. (a)                                                      154           6,978
Clorox Co. (a)                                                                29           1,897
Coach, Inc.                                                                   79           3,623
Coca-Cola Co. (a)                                                            312          14,939
Colgate-Palmolive Co. (a)                                                    104           7,103
ConAgra Foods, Inc. (a)                                                       88           2,262
Constellation Brands, Inc. Cl A                                              176           4,354
Cooper Tire & Rubber Co. (a)                                                 151           2,414
Corn Products International, Inc.                                            190           6,508
D.R. Horton, Inc. (a)                                                        228           6,626
Del Monte Foods Co.                                                           95           1,089
Eastman Kodak Co. (a)                                                        254           6,568
Electronic Arts, Inc.                                                         65           3,250
Energizer Holdings, Inc.                                                      44           3,750
Flowers Foods, Inc.                                                          116           3,262
Ford Motor Co.                                                               235           1,911
Fossil, Inc.                                                                 116           2,611
Furniture Brands International, Inc. (a)                                      94           1,567
Garmin Ltd.                                                                   98           4,922
General Mills, Inc. (a)                                                       34           1,946

General Motors Corp. (a)                                                      71           2,332
Gentex Corp.                                                                 131           2,291
Genuine Parts Co. (a)                                                        157           7,461
Goodyear Tire & Rubber Co. (a)                                               379           9,358
H.J. Heinz Co. (a)                                                            58           2,733
Hain Celestial Group, Inc.                                                   113           3,322
Hanesbrands, Inc.                                                            100           2,558
Hansen Natural Corp. (a)                                                     154           5,866
Harley-Davidson, Inc. (a)                                                     56           3,823
Harman International Industries, Inc. (a)                                     53           5,012
Hasbro, Inc. (a)                                                             129           3,664
Herman Miller, Inc. (a)                                                       61           2,294
Hershey Co. (a)                                                               33           1,684
HNI Corp.                                                                     36           1,747
Hormel Foods Corp. (a)                                                        62           2,350
Hovnanian Enterprises, Inc. Cl A                                              37           1,232
Idearc,INC.                                                                   13             421
J.M. Smucker Co.                                                              44           2,090
JAKKS Pacific, Inc.                                                           84           1,703
Jarden Corp.                                                                 143           5,244
Johnson Controls, Inc. (a)                                                    26           2,404
Jones Apparel Group, Inc.                                                     94           3,211
KB Home                                                                       70           3,795
Kellwood Co. (a)                                                              65           2,132
Kimberly-Clark Corp. (a)                                                      57           3,956
Kraft Foods, Inc. Cl A                                                        20             698
La-Z-Boy, Inc. (a)                                                           122           1,571
Lancaster Colony Corp. (a)                                                    47           2,056
Lear Corp. (a)                                                               170           5,756
Leggett & Platt, Inc. (a)                                                    135           3,272
Lennar Corp. Cl A                                                            119           6,471
Liz Claiborne, Inc. (a)                                                      104           4,618
M.D.C. Holdings, Inc. (a)                                                     37           2,156
Martek Biosciences Corp.                                                      59           1,375
Mattel, Inc. (a)                                                             344           8,380
McCormick & Co., Inc. (a)                                                     97           3,787
Meritage Homes Corp.                                                          53           2,356
Modine Manufacturing Co.                                                      56           1,465
Molson Coors Brewing Co. Cl B                                                 66           5,333
Monaco Coach Corp.                                                            83           1,252
Nautilus, Inc.                                                                60             979
Newell Rubbermaid, Inc. (a)                                                  251           7,415
Nike, Inc. Cl B (a)                                                           39           3,854
Nu Skin Enterprises, Inc. Cl A (a)                                           124           2,288
NutriSystem, Inc.                                                             69           3,039
NVR, Inc.                                                                      5           3,463
Oakley, Inc. (a)                                                              79           1,830
PepsiAmericas, Inc.                                                           40             882
PepsiCo, Inc. (a)                                                            355          23,159
Phillips-Van Heusen Corp. (a)                                                128           7,059
Polo Ralph Lauren Corp.                                                       52           4,267
Pool Corp.                                                                   111           4,063
Procter & Gamble Co. (a)                                                     695          45,084
Pulte Homes, Inc. (a)                                                         39           1,339
Quiksilver, Inc.                                                             302           4,291
Ralcorp Holdings, Inc. (a)                                                    54           2,988
Reynolds American, Inc.                                                       29           1,871
Ryland Group, Inc. (a)                                                        34           1,910
Sara Lee Corp. (a)                                                           105           1,801
Smithfield Foods, Inc.                                                       114           2,994
Spectrum Brands, Inc.                                                        118           1,428

Standard Pacific Corp. (a)                                                    57           1,564
Stanley Works (a)                                                             71           4,065
Steelcase, Inc. Cl A                                                         184           3,605
Stride Rite Corp. (a)                                                         98           1,691
Superior Industries International, Inc. (a)                                   66           1,344
Thor Industries, Inc. (a)                                                     36           1,521
THQ, Inc.                                                                    137           4,151
Timberland Co. (a)                                                           126           3,801
Toll Brothers, Inc. (a)                                                      103           3,484
TreeHouse Foods, Inc.                                                         75           2,236
Tupperware Brands Corp. (a)                                                  151           3,523
Tyson Foods, Inc. Cl A (a)                                                   242           4,296
Universal Corp. (a)                                                           60           2,900
UST, Inc. (a)                                                                147           8,444
VF Corp. (a)                                                                  80           6,070
Visteon Corp.                                                                366           2,928
WCI Communities, Inc.                                                         85           1,840
WD-40 Co.                                                                     29             955
Weight Watchers International, Inc.                                           37           1,999
Winnebago Industries, Inc. (a)                                                49           1,643
WM. Wrigley Jr. Co. (a)                                                       34           1,752
Wolverine World Wide, Inc. (a)                                               139           4,277
                                                                                   -------------
                                                                                         499,300
                                                                                   -------------
CONSUMER SERVICES (5.2%)
99 Cents Only Stores                                                          95           1,411
Abercrombie & Fitch Co.                                                       74           5,886
Adesa, Inc.                                                                   77           2,235
Advance Auto Parts, Inc.                                                      86           3,264
ADVO, Inc.                                                                    79           2,590
Aeropostale, Inc.                                                            114           4,097
AirTran Holdings, Inc. (a)                                                   220           2,435
Amazon.com, Inc. (a)                                                          58           2,185
American Greetings Corp. Cl A (a)                                            153           3,675
AmerisourceBergen Corp.                                                      170           8,905
Ann Taylor Stores Corp.                                                       66           2,277
Apollo Group, Inc. Cl A                                                       35           1,519
Applebee's International, Inc. (a)                                           184           4,644
aQuantive, Inc.                                                              168           4,502
Arbitron, Inc.                                                                57           2,643
AutoNation, Inc.                                                             163           3,659
AutoZone, Inc. (a)                                                            51           6,407
Avid Technology, Inc.                                                         87           3,219
Avis Budget Group, Inc.                                                      215           5,474
Bally Technologies, Inc.                                                     135           2,591
Barnes & Noble, Inc.                                                         100           3,893
Bed Bath & Beyond, Inc.                                                       58           2,447
Belo Corp. Series A (a)                                                       96           1,797
Best Buy Co., Inc.                                                            87           4,385
Big Lots, Inc.                                                               293           7,597
BJ's Wholesale Club, Inc.                                                     66           2,016
Blockbuster, Inc. Cl A                                                       233           1,512
Bob Evans Farms, Inc. (a)                                                     90           3,057
Borders Group, Inc.                                                          158           3,315
Boyd Gaming Corp. (a)                                                         54           2,569
Cablevision Systems Corp.                                                    191           5,785
Cardinal Health, Inc. (a)                                                     91           6,499
Career Education Corp.                                                        92           2,638
CarMax, Inc.                                                                  89           5,111
Casey's General Stores, Inc.                                                 124           3,164
Catalina Marketing Corp.                                                     106           3,026
Cato Corp. Cl A (a)                                                           87           1,964

CBRL Group, Inc.                                                              66           3,095
CBS Corp. Cl B                                                                97           3,023
CEC Entertainment, Inc.                                                       56           2,368
Charming Shoppes, Inc. (a)                                                   309           4,054
Cheesecake Factory, Inc.                                                     179           4,946
Chemed Corp.                                                                  64           2,336
Chico's Fas, Inc.                                                            140           2,923
Children's Place Retail Stores, Inc.                                          48           2,602
Circuit City Stores, Inc. (a)                                                147           3,000
Clear Channel Communications, Inc. (a)                                        83           3,015
CNET Networks, Inc.                                                          337           3,084
Coldwater Creek, Inc.                                                         35             653
Comcast Corp. Cl A                                                           275          12,187
Comcast Corp. Special Cl A                                                   105           4,563
Continental Airlines, Inc. Cl B                                              230           9,543
Corinthian Colleges, Inc.                                                    215           2,808
Costco Wholesale Corp. (a)                                                   103           5,787
Cox Radio, Inc.                                                               95           1,488
CTC Media, Inc.                                                               38             817
Cumulus Media, Inc.                                                          110           1,137
CVS Corp. (a)                                                                177           5,956
Dick's Sporting Goods, Inc.                                                   72           3,707
Dillard's, Inc. (a)                                                          170           5,838
Discovery Holding Co. Cl A                                                   269           4,457
Dollar General Corp. (a)                                                     285           4,828
Dollar Tree Stores, Inc.                                                      91           2,863
Dress Barn, Inc.                                                              82           1,843
Dun & Bradstreet Corp.                                                        59           5,015
E.W. Scripps Co. Cl A                                                         79           3,858
eBay, Inc.                                                                   230           7,450
EchoStar Communications Corp. (a)                                            175           7,060
Emmis Communications Corp. Cl A                                               98             847
Entercom Communications Corp. Cl A                                            89           2,509
Expedia, Inc.                                                                230           4,934
FactSet Research Systems, Inc. (a)                                            35           2,033
Family Dollar Stores, Inc. (a)                                               127           4,115
Federated Department Stores, Inc.                                             83           3,444
Foot Locker, Inc.                                                            134           3,007
Fred's, Inc.                                                                  62             834
GameStop Corp. Cl A                                                           41           2,191
GameStop Corp. Cl B                                                           24           1,283
Gannett Co., Inc. (a)                                                         33           1,919
Gaylord Entertainment Co.                                                     96           5,305
Gemstar-TV Guide International, Inc.                                         565           2,283
Getty Images, Inc.                                                            48           2,364
Guitar Center, Inc.                                                           64           2,928
H&R Block, Inc. (a)                                                          263           6,470
Home Depot, Inc. (a)                                                         461          18,780
Hot Topic, Inc.                                                              125           1,301
IHOP Corp.                                                                    37           1,968
International Game Technology (a)                                             85           3,694
International Speedway Corp. Cl A (a)                                         76           3,969
Interpublic Group of Cos. (a)                                                399           5,251
ITT Educational Services, Inc. (a)                                            92           7,139
J.C. Penney Co., Inc. (a)                                                     44           3,575
Jack in the Box, Inc.                                                         77           4,758
JetBlue Airways Corp.                                                        162           2,216
John Wiley & Sons, Inc. Cl A (a)                                              98           3,642
Kohl's Corp. (a)                                                              65           4,609
Krispy Kreme Doughnuts, Inc.                                                 162           1,997
Kroger Co. (a)                                                                95           2,432

Lamar Advertising Co. Cl A                                                    75           4,971
Las Vegas Sands Corp.                                                         25           2,602
Laureate Education, Inc.                                                     101           6,094
Lee Enterprises, Inc.                                                        117           3,888
Liberty Global, Inc. Series C                                                171           4,827
Liberty Media Holding Corp. Capital Series A                                  28           2,864
Liberty Media Holding Corp. Interactive Series                               144           3,509
Limited Brands, Inc. (a)                                                      61           1,704
Live Nation, Inc.                                                            114           2,814
Longs Drug Stores Corp. (a)                                                   73           3,139
Lowe's Cos. (a)                                                              363          12,236
Marriott International, Inc. Cl A (a)                                         89           4,284
Matthews International Corp. Cl A                                             78           3,163
McDonald's Corp. (a)                                                         187           8,293
McGraw-Hill Cos. (a)                                                          76           5,098
McKesson Corp. (a)                                                            77           4,293
Men's Wearhouse, Inc.                                                        102           4,380
Meredith Corp. (a)                                                            99           5,837
MGM MIRAGE (a)                                                                32           2,239
Navteq Corp.                                                                  73           2,590
Netflix, Inc.                                                                121           2,759
New York Times Co. Cl A (a)                                                  149           3,440
News Corp. Cl A                                                              405           9,416
News Corp. Cl B                                                              104           2,543
Nordstrom, Inc. (a)                                                          185          10,306
O'Reilly Automotive, Inc.                                                    110           3,840
Office Depot, Inc.                                                           240           8,974
OfficeMax, Inc.                                                               70           3,380
Omnicare, Inc. (a)                                                           115           4,622
P.F. Chang's China Bistro, Inc.                                               49           1,941
Panera Bread Co. Cl A                                                         73           4,304
Pantry, Inc.                                                                  57           2,782
Papa John's International, Inc.                                               54           1,491
Payless Shoesource, Inc.                                                     173           5,873
Penn National Gaming, Inc.                                                    58           2,542
Pep Boys-Manny Moe & Jack (a)                                                105           1,608
PETsMART, Inc.                                                               115           3,512
Pier 1 Imports, Inc. (a)                                                     187           1,266
R.H. Donnelley Corp.                                                          46           3,063
Radio One, Inc. Cl D                                                         220           1,617
RadioShack Corp.                                                             112           2,475
Reader's Digest Association, Inc.                                            185           3,125
Regis Corp.                                                                  111           4,639
Rent-A-Center, Inc.                                                          177           5,214
Rite Aid Corp. (a)                                                           424           2,612
Royal Caribbean Cruises Ltd.                                                 120           5,392
Sabre Holdings Corp. (a)                                                     118           3,813
Safeway, Inc. (a)                                                             74           2,666
Saks, Inc.                                                                   309           5,797
Scholastic Corp. (a)                                                          83           2,934
Scientific Games Corp.                                                        63           1,956
Sears Holdings Corp.                                                          21           3,710
Service Corp. International (a)                                              759           8,083
ServiceMaster Co.                                                            255           3,328
Sinclair Broadcast Group, Inc. Cl A                                          144           1,695
Sirius Satellite Radio, Inc.                                               1,071           3,952
Six Flags, Inc.                                                              175           1,006
Sonic Corp.                                                                  132           2,932
Southwest Airlines Co. (a)                                                   165           2,492
Staples, Inc.                                                                157           4,038

Starbucks Corp.                                                              168           5,870
Starwood Hotels & Resorts Worldwide, Inc.                                     45           2,816
Station Casinos, Inc. (a)                                                     43           3,578
Stein Mart, Inc. (a)                                                          83           1,121
Stewart Enterprises, Inc. Cl A (a)                                           269           1,913
Strayer Education, Inc. (a)                                                   35           3,982
Sun-Times Media Group, Inc. Cl A                                             155             688
Supervalu, Inc. (a)                                                          193           7,330
Sysco Corp. (a)                                                              133           4,595
Talbots, Inc. (a)                                                             68           1,605
Target Corp.                                                                 170          10,431
Time Warner, Inc.                                                            607          13,274
Tractor Supply Co.                                                            73           3,674
Triarc Cos., Inc. Cl B                                                       103           2,014
Tribune Co. (a)                                                               30             916
Tuesday Morning Corp. (a)                                                     91           1,516
United Natural Foods, Inc.                                                    80           2,643
Univision Communications, Inc. Cl A                                          202           7,213
Urban Outfitters, Inc.                                                        92           2,245
Valassis Communications, Inc.                                                144           2,213
ValueClick, Inc.                                                             221           5,640
ValueVision Media, Inc. Cl A                                                  94           1,152
VCA Antech, Inc.                                                             196           6,590
Viacom, Inc. Cl B                                                            134           5,450
Wal-Mart Stores, Inc. (a)                                                    572          27,278
Walgreen Co. (a)                                                             204           9,241
Warner Music Group Corp.                                                      25             536
Washington Post Co. Cl B (a)                                                   5           3,814
Wendy's International, Inc. (a)                                              112           3,804
Westwood One, Inc.                                                           208           1,441
Whole Foods Market, Inc.                                                     120           5,183
Williams-Sonoma, Inc.                                                         56           1,960
WM Wrigley Jr. Co.                                                             8             405
WMS Industries, Inc. (a)                                                      71           2,816
Wynn Resorts Ltd.                                                             65           7,263
XM Satellite Radio Holdings, Inc. Cl A                                       222           3,155
Yum! Brands, Inc.                                                             59           3,541
Zale Corp.                                                                   122           3,357
                                                                                   -------------
                                                                                         784,720
                                                                                   -------------
FINANCIALS (8.3%)
A.G. Edwards, Inc. (a)                                                        68           4,502
ACE Ltd.                                                                      57           3,293
Affiliated Managers Group, Inc.                                               29           3,231
AFLAC, Inc. (a)                                                              110           5,237
Alexandria Real Estate Equities, Inc.                                         63           6,827
Alleghany Corp.                                                                5           1,793
Allstate Corp. (a)                                                            98           5,896
AMBAC Financial Group, Inc. (a)                                               96           8,458
Amcore Financial, Inc.                                                        65           2,195
American Express Co. (a)                                                     235          13,682
American Financial Group, Inc.                                                67           2,366
American Financial Realty Trust REIT                                         319           3,566
American Home Mortgage Investment Corp. REIT                                 111           3,878
American International Group, Inc. (a)                                       344          23,547
American National Insurance Co.                                               16           1,959
AmeriCredit Corp.                                                            111           3,013
Ameriprise Financial, Inc.                                                    39           2,299
Anchor Bancorp Wisconsin, Inc.                                                58           1,732

Annaly Capital Management, Inc.                                              493           6,794
AON Corp. (a)                                                                 46           1,650
Arch Capital Group Ltd.                                                       42           2,713
Archstone-Smith Trust                                                        193          12,200
Arthur J. Gallagher & Co. (a)                                                 78           2,236
Associated Banc-Corp.                                                        111           3,787
Assurant, Inc.                                                                98           5,447
Assured Guaranty Ltd.                                                         51           1,338
Astoria Financial Corp.                                                       94           2,781
Avalonbay Communities, Inc.                                                   63           9,347
Axis Capital Holdings Ltd.                                                   126           4,152
BancorpSouth, Inc. (a)                                                       191           4,838
Bank of America Corp. (a)                                                    660          34,702
Bank of Hawaii Corp.                                                         121           6,334
Bank of New York Co. (a)                                                     115           4,601
BB&T Corp. (a)                                                                80           3,381
Bear Stearns Cos. (a)                                                         16           2,638
BlackRock, Inc.                                                               14           2,349
Boston Properties, Inc.                                                       97          12,231
Brandywine Realty Trust                                                      233           8,122
BRE Properties, Inc.                                                         112           7,774
Brown & Brown, Inc.                                                           89           2,520
Camden Property Trust                                                         46           3,606
Capital One Financial Corp. (a)                                               55           4,422
CapitalSource, Inc.                                                          129           3,585
Cathay General Bancorp                                                       108           3,743
CB Richard Ellis Group, Inc. Cl A                                            170           6,394
CBL & Associates Properties, Inc.                                            153           7,180
Charles Schwab Corp. (a)                                                     225           4,257
Chicago Mercantile Exchange Holdings, Inc. Cl A                                8           4,506
Chittenden Corp.                                                             117           3,564
Chubb Corp. (a)                                                               73           3,799
Cincinnati Financial Corp. (a)                                               139           6,219
CIT Group, Inc.                                                              183          10,790
Citigroup, Inc. (a)                                                          747          41,181
Citizens Banking Corp.                                                       196           4,804
Colonial Bancgroup, Inc. (a)                                                 137           3,362
Colonial Properties Trust                                                    118           5,800
Comerica, Inc. (a)                                                            30           1,779
Commerce Bancshares, Inc.                                                     59           2,898
Commerce Group, Inc.                                                         151           4,557
Compass Bancshares, Inc.                                                     118           7,186
Conseco, Inc.                                                                129           2,561
Corporate Office Properties Trust                                             92           4,902
Countrywide Financial Corp. (a)                                               91           3,957
Cousins Properties, Inc.                                                     102           3,992
Crescent Real Estate Equities Co.                                            102           2,046
Cullen/Frost Bankers, Inc. (a)                                                50           2,677
Delphi Financial Group, Inc. Cl A (a)                                        105           4,141
Dime Community Bancshares                                                    102           1,370
Doral Financial Corp.                                                        220             570
Downey Financial Corp. (a)                                                    51           3,649
Duke Realty Corp.                                                            136           6,000
E*TRADE Financial Corp.                                                      364           8,874
East West Bancorp, Inc.                                                      137           5,261
Eaton Vance Corp. (a)                                                        114           3,910
Endurance Specialty Holdings Ltd.                                             59           2,006
Equity Inns, Inc.                                                            124           2,046
Equity Lifestyle Properties, Inc.                                             53           2,927
Equity Office Properties Trust                                                49           2,722
Equity Residential                                                            50           2,814

Erie Indemnity Co. Cl A                                                       32           1,769
Essex Property Trust, Inc.                                                    55           7,939
Everest Re Group Ltd.                                                         59           5,522
F.N.B. Corp.                                                                 177           3,113
Fannie Mae (a)                                                               148           8,366
Federal Realty Investment Trust                                               44           4,110
Federated Investors, Inc.                                                     86           3,037
Felcor Lodging Trust, Inc.                                                   179           3,951
Fifth Third Bancorp (a)                                                       59           2,354
First American Corp. (a)                                                      73           3,094
First Bancorp (Puerto Rico) (a)                                              177           1,890
First Horizon National Corp.                                                  88           3,837
First Marblehead Corp. (a)                                                    46           2,502
First Midwest Bancorp (a)                                                    126           4,730
First Niagara Financial Group, Inc.                                          278           4,028
FirstMerit Corp. (a)                                                         214           4,819
Forest City Enterprises, Inc. Cl A                                            46           2,781
Franklin Resources, Inc. (a)                                                  37           4,407
Freddie Mac (a)                                                              105           6,818
Fremont General Corp. (a)                                                    169           2,298
Friedman Billings Ramsey Group, Inc. Cl A                                    320           2,515
Fulton Financial Corp.                                                       446           7,136
Genworth Financial, Inc. Cl A                                                 78           2,722
Goldman Sachs Group, Inc.                                                     54          11,457
Greater Bay Bancorp (a)                                                      149           4,163
Hancock Holding Co.                                                           27           1,269
Hartford Financial Services Group, Inc. (a)                                   46           4,366
HCC Insurance Holdings, Inc. (a)                                              97           3,026
Health Care Property Investors, Inc.                                         159           6,559
Health Care REIT, Inc.                                                       174           8,145
Healthcare Realty Trust, Inc.                                                121           5,128
Highwoods Properties, Inc.                                                   138           6,031
Hilb Rogal & Hobbs Co. (a)                                                    87           3,676
Horace Mann Educators Corp.                                                  101           2,003
Hospitality Properties Trust                                                  71           3,465
HRPT Properties Trust                                                        539           7,018
Hudson City Bancorp, Inc.                                                    418           5,756
Huntington Bancshares, Inc. (a)                                              227           5,285
IMPAC Mortgage Holdings, Inc.                                                200           1,724
IndyMac Bancorp, Inc.                                                        172           6,689
International Bancshares Corp.                                                25             733
Investment Technology Group, Inc. (a)                                         93           4,055
Investors Financial Services Corp. (a)                                        52           2,432
IPC Holdings Ltd.                                                             49           1,443
iStar Financial, Inc.                                                        102           5,115
Janus Capital Group, Inc.                                                    179           3,666
Jones Lang LaSalle, Inc.                                                      33           3,449
JPMorgan Chase & Co.                                                         506          25,771
KeyCorp (a)                                                                   71           2,710
Kilroy Realty Corp.                                                           79           6,860
Kimco Realty Corp.                                                           204          10,118
KKR Financial Corp.                                                           85           2,300
Knight Capital Group, Inc. Cl A                                              264           4,770
LaBranche & Co., Inc.                                                        133           1,248
LaSalle Hotel Properties                                                      97           4,618
Lazard Ltd.                                                                  103           5,228
Legg Mason, Inc. (a)                                                          27           2,831
Lehman Brothers Holdings, Inc. (a)                                            83           6,826
Lexington Corporate Properties Trust                                         154           3,277
Liberty Property Trust                                                        81           4,191

Lincoln National Corp. (a)                                                    47           3,156
Loews Corp. (a)                                                               61           2,651
M&T Bank Corp. (a)                                                            14           1,698
Macerich Co.                                                                  68           6,496
Mack-Cali Realty Corp.                                                        67           3,728
MAF Bancorp, Inc. (a)                                                         77           3,460
Markel Corp.                                                                   9           4,366
Marsh & McLennan Cos. (a)                                                     77           2,272
Marshall & Ilsley Corp. (a)                                                  199           9,365
MasterCard, Inc. Cl A                                                         54           6,024
MBIA, Inc. (a)                                                               122           8,763
Mellon Financial Corp. (a)                                                    72           3,077
Mercantile Bankshares Corp. (a)                                              113           5,323
Mercury General Corp.                                                         28           1,460
Merrill Lynch & Co., Inc. (a)                                                133          12,443
MetLife, Inc.                                                                 70           4,348
MGIC Investment Corp. (a)                                                     78           4,814
Mid-America Apartment Communities, Inc.                                       60           3,607
Montpelier Re Holdings Ltd.                                                  109           1,900
Moody's Corp.                                                                 51           3,650
Morgan Stanley (a)                                                           149          12,336
Nasdaq Stock Market, Inc. (a)                                                 90           3,067
National City Corp. (a)                                                      105           3,974
National Financial Partners Corp.                                             81           3,977
Nationwide Financial Services, Inc. Cl A (a)                                 138           7,542
Nationwide Health Properties, Inc.                                           202           6,731
New Century Financial Corp.                                                  122           3,693
New Plan Excel Realty Trust, Inc.                                             87           2,533
New York Community Bancorp, Inc.                                             239           4,037
NewAlliance Bancshares, Inc.                                                 254           4,064
NovaStar Financial, Inc.                                                      96           2,039
Nuveen Investments, Inc.                                                      65           3,218
NYSE Group, Inc.                                                              14           1,400
Ohio Casualty Corp.                                                          155           4,579
Old National Bancorp                                                         177           3,317
Old Republic International Corp. (a)                                         178           3,969
Pacific Capital Bancorp                                                      117           3,739
Park National Corp.                                                           27           2,660
PartnerRe Ltd.                                                                50           3,400
Pennsylvania Real Estate Investment Trust                                     93           3,971
Philadelphia Consolidated Holding Co. (a)                                    131           5,903
Phoenix Cos., Inc.                                                           285           4,284
Platinum Underwriters Holdings Ltd.                                          125           3,731
Plum Creek Timber Co., Inc. REIT                                             165           6,641
PMI Group, Inc.                                                               76           3,634
PNC Financial Services Group, Inc. (a)                                        44           3,246
Popular, Inc.                                                                224           4,090
Potlatch Corp. REIT                                                           96           4,532
Principal Financial Group, Inc.                                               37           2,280
ProAssurance Corp.                                                            75           3,809
Progressive Corp. (a)                                                        155           3,594
Protective Life Corp. (a)                                                     66           3,229
Provident Bankshares Corp.                                                    97           3,438
Provident Financial Services, Inc.                                           181           3,294
Prudential Financial, Inc.                                                    74           6,596
Public Storage, Inc.                                                          32           3,480
Radian Group, Inc. (a)                                                        72           4,336

Rayonier, Inc. REIT (a)                                                       66           2,851
Realty Income Corp.                                                          229           6,591
Redwood Trust, Inc. (a)                                                       72           4,576
Regency Centers Corp.                                                         56           4,878
Regions Financial Corp.                                                      125           4,532
Reinsurance Group of America, Inc.                                            31           1,803
RenaissanceRe Holdings Ltd.                                                   54           2,877
Safeco Corp. (a)                                                             114           7,297
SEI Investments Co. (a)                                                       69           4,301
Selective Insurance Group, Inc. (a)                                           67           3,447
Simon Property Group, Inc.                                                    47           5,376
Sky Financial Group, Inc.                                                     91           2,580
SL Green Realty Corp.                                                         52           7,552
SLM Corp.                                                                     90           4,136
South Financial Group, Inc.                                                  192           4,961
Sovereign Bancorp, Inc.                                                      299           7,380
St. Joe Co.                                                                   62           3,590
St. Paul Travelers Cos., Inc. (a)                                            106           5,390
StanCorp Financial Group, Inc. (a)                                           125           5,981
Sterling Bancshares, Inc.                                                    159           1,916
Sunstone Hotel Investors, Inc. REIT                                          143           4,045
SunTrust Banks, Inc. (a)                                                      54           4,487
Susquehanna Bancshares, Inc.                                                 125           3,155
SVB Financial Group                                                           84           3,919
SWS Group, Inc.                                                               81           2,044
Synovus Financial Corp. (a)                                                  246           7,855
T. Rowe Price Group, Inc.                                                    225          10,798
Taubman Centers, Inc.                                                        125           7,284
TCF Financial Corp.                                                          129           3,274
TD Ameritrade Holding Corp.                                                   56             991
TD Banknorth, Inc.                                                            63           2,032
Thornburg Mortgage, Inc.                                                     108           2,905
Torchmark Corp. (a)                                                           90           5,849
Trustco Bank Corp.                                                           175           1,841
Trustmark Corp.                                                              125           3,683
U.S. Bancorp                                                                 271           9,648
UCBH Holdings, Inc.                                                          233           4,369
UnionBanCal Corp.                                                             57           3,683
United Bankshares, Inc.                                                      114           4,163
United Dominion Realty Trust, Inc.                                           121           3,968
Unitrin, Inc.                                                                 37           1,895
UnumProvident Corp. (a)                                                      304           6,688
Valley National Bancorp                                                       97           2,484
Ventas, Inc.                                                                  93           4,301
W Holding Co., Inc.                                                          391           2,057
Wachovia Corp.                                                               275          15,538
Waddell & Reed Financial, Inc.                                                84           2,156
Washington Federal, Inc.                                                     223           5,171
Washington Mutual, Inc. (a)                                                  146           6,510
Webster Financial Corp.                                                      130           6,477
Weingarten Realty Investors                                                   72           3,565
Wells Fargo & Co. (a)                                                        475          17,062
Westamerica Bancorp                                                           76           3,789
White Mountains Insurance Group Ltd.                                           6           3,478
Whitney Holding Corp. (a)                                                    169           5,347
Willis Group Holdings Ltd.                                                   108           4,413
Wilmington Trust Corp. (a)                                                    70           2,935
Wintrust Financial Corp.                                                      62           2,839
XL Capital Ltd. Cl A                                                          29           2,001
                                                                                   -------------
                                                                                       1,248,283
                                                                                   -------------
HEALTH CARE (4.2%)

Abbott Laboratories (a)                                                      234          12,402
Abraxis BioScience, Inc.                                                      23             601
Advanced Medical Optics, Inc.                                                 39           1,433
Aetna, Inc.                                                                  120           5,059
Affymetrix, Inc. (a)                                                          63           1,572
Alcon, Inc.                                                                   19           2,237
Alexion Pharmaceuticals, Inc.                                                 77           3,201
Alkermes, Inc. (a)                                                           215           3,208
Allergan, Inc. (a)                                                            33           3,851
American Medical Systems Holdings, Inc.                                      171           3,403
Amgen, Inc.                                                                  263          18,508
Amylin Pharmaceuticals, Inc.                                                  91           3,529
Applied Biosystems Group-Applera Corp.                                       167           5,805
Apria Healthcare Group, Inc. (a)                                             104           2,888
Arthrocare Corp.                                                              63           2,325
Barr Pharmaceuticals, Inc.                                                    83           4,442
Bausch & Lomb, Inc. (a)                                                       52           2,895
Beckman Coulter, Inc. (a)                                                     50           3,226
Becton Dickinson & Co. (a)                                                    58           4,463
Bio-Rad Laboratories, Inc. Cl A                                               44           3,786
Biogen Idec, Inc.                                                             74           3,577
BioMarin Pharmaceutical, Inc.                                                180           3,409
Biomet, Inc. (a)                                                              56           2,372
Biosite, Inc.                                                                 41           2,209
Boston Scientific Corp.                                                      296           5,461
Bristol-Myers Squibb Co. (a)                                                 298           8,579
C.R. Bard, Inc. (a)                                                           89           7,344
Caremark Rx, Inc.                                                             80           4,901
Celera Genomics Group-Applera Corp.                                          183           2,902
Celgene Corp.                                                                 75           4,026
Cephalon, Inc.                                                                50           3,621
Charles River Laboratories International, Inc.                                53           2,385
CIGNA Corp. (a)                                                               18           2,383
Community Health Systems, Inc.                                                92           3,289
Cooper Cos. (a)                                                               36           1,717
Covance, Inc.                                                                 52           3,206
Coventry Health Care, Inc.                                                   137           7,062
Cubist Pharmaceuticals, Inc.                                                 132           2,429
CV Therapeutics, Inc.                                                         80           1,079
Cyberonics, Inc.                                                              55           1,159
Cytyc Corp.                                                                  110           3,181
Dade Behring Holdings, Inc.                                                   68           2,861
DaVita, Inc.                                                                  87           4,750
Dentsply International, Inc. (a)                                             121           3,732
Edwards Lifesciences Corp.                                                   120           6,139
Eli Lilly & Co. (a)                                                          142           7,685
Endo Pharmaceuticals Holdings, Inc.                                          125           3,840
Enzo Biochem, Inc.                                                            88           1,306
eResearch Technology, Inc.                                                    97             679
Express Scripts, Inc.                                                         29           2,016
Forest Laboratories, Inc.                                                     68           3,815
Gen-Probe, Inc.                                                              111           5,741
Genentech, Inc.                                                              101           8,824
Genzyme Corp.                                                                 58           3,812
Gilead Sciences, Inc.                                                        100           6,432
Haemonetics Corp. (a)                                                         66           3,184
Health Management Associates, Inc. Cl A                                      214           4,162

Health Net, Inc.                                                              97           4,725
Healthways, Inc.                                                              71           3,224
Henry Schein, Inc. (a)                                                        62           3,148
Hologic, Inc.                                                                115           6,388
Hospira, Inc.                                                                130           4,781
Human Genome Sciences, Inc.                                                  282           3,322
Humana, Inc. (a)                                                             138           7,659
IDEXX Laboratories, Inc. (a)                                                  74           6,350
ImClone Systems, Inc. (a)                                                     54           1,591
Immucor, Inc. (a)                                                            144           4,542
Incyte Corp.                                                                 231           1,716
InterMune, Inc.                                                               47           1,645
Intuitive Surgical, Inc.                                                      34           3,346
Invacare Corp. (a)                                                            92           1,986
Invitrogen Corp.                                                              41           2,510
Johnson & Johnson (a)                                                        624          41,684
Kinetic Concepts, Inc.                                                        50           2,460
King Pharmaceuticals, Inc.                                                   207           3,697
Kyphon, Inc.                                                                  95           4,445
Laboratory Corp. of America Holdings                                          98           7,197
Lincare Holdings, Inc.                                                        76           2,991
Magellan Health Services, Inc.                                                79           3,224
Manor Care, Inc. (a)                                                          63           3,354
Medarex, Inc.                                                                263           3,543
Medco Health Solutions, Inc.                                                  63           3,730
Medicines Co.                                                                121           3,705
Medicis Pharmaceutical Corp.                                                 118           4,476
Medimmune, Inc.                                                              204           7,071
Medtronic, Inc. (a)                                                          252          13,469
Mentor Corp.                                                                  91           4,640
Merck & Co., Inc. (a)                                                        319          14,276
MGI Pharma, Inc.                                                             159           3,056
Millennium Pharmaceuticals, Inc.                                             271           3,008
Millipore Corp. (a)                                                           50           3,424
Molecular Devices Corp.                                                       43           1,513
Mylan Laboratories, Inc. (a)                                                 183           4,052
Myriad Genetics, Inc.                                                         78           2,788
Nabi Biopharmaceuticals                                                      183           1,061
Nektar Therapeutics                                                          219           2,781
Neurocrine Biosciences, Inc.                                                 102           1,426
Noven Pharmaceuticals, Inc.                                                   60           1,642
Onyx Pharmaceuticals, Inc.                                                    75             889
OSI Pharmaceuticals, Inc.                                                     53           1,803
Par Pharmaceutical Cos., Inc.                                                 83           2,190
PAREXEL International Corp. (a)                                               68           2,227
Patterson Cos., Inc.                                                         110           4,137
PDL BioPharma, Inc.                                                          105           2,154
Pediatrix Medical Group, Inc. (a)                                            104           5,464
Perrigo Co.                                                                  217           3,750
Pfizer, Inc. (a)                                                           1,072          28,130
Pharmaceutical Product Development, Inc.                                      83           2,864
PolyMedica Corp.                                                              45           1,802
PSS World Medical, Inc.                                                      170           3,403
Psychiatric Solutions, Inc.                                                  114           4,439
Quest Diagnostics, Inc. (a)                                                   34           1,784
Regeneron Pharmaceuticals, Inc.                                              130           2,586
ResMed, Inc.                                                                  69           3,628
Respironics, Inc. (a)                                                         58           2,471
Savient Pharmaceuticals, Inc.                                                136           2,030
Sepracor, Inc.                                                                92           5,250
Sierra Health Services, Inc. (a)                                             122           4,904

St. Jude Medical, Inc. (a)                                                    75           3,207
Stryker Corp. (a)                                                             59           3,654
Sunrise Senior Living, Inc.                                                   89           3,183
Techne Corp.                                                                  89           5,166
Telik, Inc.                                                                   96             644
Tenet Healthcare Corp. (a)                                                   399           2,817
United Surgical Partners International, Inc.                                 109           3,321
United Therapeutics Corp.                                                     47           2,519
UnitedHealth Group, Inc.                                                     293          15,313
Universal Health Services, Inc. (Cl B)                                        42           2,433
Varian Medical Systems, Inc. (a)                                             111           5,120
Varian, Inc.                                                                  76           4,067
Ventana Medical Systems, Inc.                                                 83           3,494
Vertex Pharmaceuticals, Inc.                                                 110           3,889
Viasys Healthcare, Inc.                                                       81           2,384
Waters Corp.                                                                  86           4,875
Watson Pharmaceuticals, Inc.                                                  83           2,259
WellCare Health Plans, Inc.                                                   75           5,811
WellPoint, Inc.                                                              124           9,719
Wyeth                                                                        203          10,030
Zimmer Holdings, Inc.                                                         53           4,464
                                                                                   -------------
                                                                                         624,023
                                                                                   -------------
INDUSTRIALS (5.7%)
AAR Corp. (a)                                                                 92           2,741
Accenture Ltd. Cl A                                                          124           4,681
Actuant Corp. Cl A                                                            66           3,286
Acuity Brands, Inc. (a)                                                       95           5,511
Administaff, Inc. (a)                                                         63           2,579
Aeroflex, Inc. (a)                                                           170           2,033
Affiliated Computer Services, Inc. Cl A (a)                                   92           4,507
AGCO Corp.                                                                   232           7,881
Agilent Technologies, Inc.                                                    90           2,880
Alexander & Baldwin, Inc. (a)                                                103           5,092
Alliance Data Systems Corp.                                                   55           3,736
Alliant Techsystems, Inc.                                                     73           5,913
Allied Waste Industries, Inc. (a)                                            242           3,095
Ametek, Inc. (a)                                                              98           3,379
Amphenol, Inc.                                                                76           5,147
Anixter International, Inc. (a)                                               83           4,587
Aptargroup, Inc.                                                              69           4,210
Armor Holdings, Inc.                                                          79           4,780
Arrow Electronics, Inc.                                                      108           3,807
Astec Industries, Inc.                                                        41           1,476
Automatic Data Processing, Inc. (a)                                          114           5,440
Avnet, Inc. (a)                                                              128           3,974
AVX Corp.                                                                     55             795
Ball Corp. (a)                                                                87           4,030
BearingPoint, Inc.                                                           184           1,474
Bemis Co., Inc. (a)                                                          109           3,696
Benchmark Electronics, Inc.                                                  157           3,556
Boeing Co. (a)                                                               161          14,420
Bowne & Co.                                                                   84           1,263
Brink's Co.                                                                   98           6,091
Bucyrus International, Inc. Cl A                                              65           3,017
C.H. Robinson Worldwide, Inc.                                                149           7,904
Carlisle Cos. (a)                                                             73           5,945
Ceradyne, Inc.                                                                60           3,245
Ceridian Corp.                                                               123           3,686
CheckFree Corp.                                                               60           2,486

Checkpoint Systems, Inc. (a)                                                 116           2,180
Choicepoint, Inc.                                                             69           2,656
Clarcor, Inc. (a)                                                            126           4,367
Cognex Corp.                                                                  80           1,746
Coherent, Inc.                                                                77           2,368
Con-way, Inc.                                                                 43           2,139
Convergys Corp.                                                              119           3,099
Cooper Industries, Ltd.                                                       88           8,042
Corporate Executive Board Co.                                                 38           3,448
Corrections Corp. of America                                                 130           6,334
Cummins, Inc. (a)                                                             39           5,248
Curtiss-Wright Corp. (a)                                                      91           3,474
Danaher Corp. (a)                                                             52           3,851
Deere & Co. (a)                                                               34           3,410
Deluxe Corp. (a)                                                             124           3,710
Dionex Corp.                                                                  37           2,199
Donaldson Co., Inc. (a)                                                      156           5,494
Dover Corp. (a)                                                              187           9,275
DRS Technologies, Inc.                                                        95           5,263
Eagle Materials, Inc.                                                        106           5,235
EGL, Inc.                                                                     80           3,049
Electro Scientific Industries, Inc.                                           82           1,721
ElkCorp.                                                                      48           2,081
EMCOR Group, Inc. (a)                                                         67           3,847
Energy Conversion Devices, Inc.                                               93           3,204
ESCO Technologies, Inc.                                                       62           2,962
Esterline Technologies Corp. (a)                                              47           1,879
Expeditors International of Washington, Inc.                                 181           7,727
Fastenal Co.                                                                 117           4,362
FedEx Corp. (a)                                                               62           6,845
Fidelity National Information Services, Inc.                                 221           9,397
First Data Corp. (a)                                                         190           4,723
Fiserv, Inc.                                                                 150           7,886
Flextronics International Ltd.                                               504           5,862
Flir Systems, Inc.                                                           150           4,637
Flowserve Corp. (a)                                                           51           2,707
Fluor Corp.                                                                   72           5,947
Fortune Brands, Inc. (a)                                                      16           1,340
Forward Air Corp.                                                             60           1,883
Foster Wheeler Ltd.                                                           64           3,422
FTI Consulting, Inc.                                                          79           2,165
FuelCell Energy, Inc.                                                        122             806
Gardner Denver, Inc. (a)                                                     110           4,241
General Cable Corp. (a)                                                      106           4,572
General Dynamics Corp. (a)                                                    49           3,829
General Electric Co. (a)                                                   1,561          56,275
General Maritime Corp.                                                        67           2,445
Genlyte Group, Inc.                                                           25           1,894
Global Payments, Inc.                                                         65           2,454
Goodrich Corp. (a)                                                           108           5,294
Graco, Inc. (a)                                                               64           2,609
GrafTech International Ltd.                                                  285           2,314
Granite Construction, Inc.                                                    72           3,856
Harsco Corp. (a)                                                              39           3,349
Honeywell International, Inc. (a)                                            102           4,660
Hubbell, Inc. Cl B (a)                                                        44           2,121
IDEX Corp. (a)                                                               121           6,280
Ingersoll-Rand Co. Ltd. Cl A                                                  44           1,887
Insituform Technologies, Inc. Cl A                                            77           2,149
Iron Mountain, Inc.                                                          149           4,155

Itron, Inc. (a)                                                               53           3,055
ITT Corp. (a)                                                                157           9,365
J.B. Hunt Transport Services, Inc.                                            99           2,488
Jabil Circuit, Inc.                                                          165           3,958
Jacobs Engineering Group, Inc.                                                48           4,346
Joy Global, Inc.                                                              96           4,461
Kaman Corp.                                                                   67           1,527
Kansas City Southern                                                         194           5,832
Kaydon Corp. (a)                                                              71           3,060
Kemet Corp.                                                                  204           1,538
Kennametal, Inc. (a)                                                          85           5,253
L-3 Communications Holdings, Inc.                                            105           8,646
Landstar System, Inc.                                                        124           5,244
Lincoln Electric Holdings, Inc.                                               86           5,226
Littelfuse, Inc. (a)                                                          53           1,664
Lockheed Martin Corp. (a)                                                     67           6,512
Louisiana-Pacific Corp. (a)                                                   88           2,016
Manitowoc Co. (a)                                                            142           7,364
Manpower, Inc. (a)                                                            72           5,251
Martin Marietta Materials, Inc. (a)                                           38           4,386
Masco Corp. (a)                                                               58           1,855
McDermott International, Inc. (a)                                             91           4,699
MDU Resources Group, Inc. (a)                                                172           4,446
MeadWestvaco Corp.                                                           182           5,485
Methode Electronics, Inc. (a)                                                114           1,255
Mettler-Toledo International, Inc.                                            34           2,815
Molex, Inc. Cl A                                                              67           1,761
Monster Worldwide, Inc.                                                       87           4,299
Moog, Inc. Cl A (a)                                                           94           3,665
MSC Industrial Direct Co. (a)                                                102           4,405
Mueller Industries, Inc.                                                      90           2,931
National Instruments Corp.                                                   129           3,716
Navigant Consulting, Inc.                                                    124           2,577
Navistar International Corp. (a)                                              66           2,920
Newport Corp.                                                                108           2,156
Nordson Corp.                                                                 63           3,258
Northrop Grumman Corp. (a)                                                    37           2,625
Old Dominion Freight Line, Inc.                                               82           2,278
OMI Corp. (a)                                                                163           3,596
Oshkosh Truck Corp.                                                           59           3,115
Owens-Illinois, Inc. (a)                                                     117           2,604
Packaging Corp. of America                                                    87           1,987
Pactiv Corp. (a)                                                             120           3,893
Pall Corp. (a)                                                               108           3,754
Parker Hannifin Corp. (a)                                                    110           9,104
Paychex, Inc. (a)                                                             70           2,801
PerkinElmer, Inc. (a)                                                        324           7,734
Power-One, Inc.                                                              228           1,685
Powerwave Technologies, Inc.                                                 332           1,939
Precision Castparts Corp. (a)                                                115          10,223
Quanta Services, Inc.                                                        258           5,307
R.R. Donnelley & Sons Co. (a)                                                196           7,272
Raytheon Co.                                                                  54           2,803
Republic Services, Inc.                                                       88           3,806
Resources Connection, Inc.                                                   100           3,140
Robert Half International, Inc.                                              147           5,983
Rockwell Automation Corp. (a)                                                 40           2,448
Rockwell Collins, Inc.                                                       147          10,027
Roper Industries, Inc.                                                        72           3,738
Ryder System, Inc. (a)                                                        53           2,891
Sanmina-SCI Corp.                                                            445           1,558
Sealed Air Corp. (a)                                                          68           4,481

Shaw Group, Inc. (a)                                                         194           6,549
Smurfit-Stone Container Corp.                                                206           2,225
Solectron Corp.                                                              777           2,525
Sonoco Products Co. (a)                                                       87           3,350
Spherion Corp.                                                               176           1,448
SPX Corp.                                                                     59           4,141
Stamps.com, Inc.                                                              54             790
Stericycle, Inc. (a)                                                          94           7,238
TASER International, Inc.                                                    156           1,209
Tektronix, Inc. (a)                                                           68           1,922
Teleflex, Inc. (a)                                                            77           5,142
Teletech Holdings, Inc.                                                      108           2,911
Temple-Inland, Inc. (a)                                                      109           5,443
Terex Corp. (a)                                                               84           4,779
Tetra Tech, Inc.                                                             135           2,427
Texas Industries, Inc. (a)                                                    50           3,671
Thomas & Betts Corp. (a)                                                      57           2,730
Timken Co. (a)                                                                69           1,974
Toro Co. (a)                                                                  89           4,563
Trimble Navigation Ltd.                                                      119           6,733
Trinity Industries, Inc. (a)                                                  62           2,372
Tyco International Ltd. (a)                                                  308           9,819
Union Pacific Corp. (a)                                                       40           4,040
United Parcel Service, Inc. Cl B                                             149          10,771
United Rentals, Inc. (a)                                                     182           4,687
USG Corp.                                                                     62           3,323
UTi Worldwide, Inc.                                                           61           1,854
Veeco Instruments, Inc.                                                       75           1,439
Viad Corp.                                                                    59           2,474
Vishay Intertechnology, Inc.                                                 142           1,866
Vulcan Materials Co. (a)                                                      73           7,434
W.W. Grainger, Inc. (a)                                                       66           5,125
Wabash National Corp. (a)                                                     94           1,498
Wabtec                                                                       103           3,298
Walter Industries, Inc.                                                      108           3,043
Washington Group International, Inc.                                          71           4,056
Waste Connections, Inc.                                                       93           4,052
Waste Management, Inc. (a)                                                    69           2,621
Watsco, Inc. (a)                                                              59           3,010
Werner Enterprises, Inc.                                                     131           2,490
Wesco International, Inc.                                                     38           2,307
Western Union Co.                                                            164           3,664
World Fuel Services Corp. (a)                                                 71           3,255
Zebra Technologies Corp. Cl A                                                 69           2,392
                                                                                   -------------
                                                                                         855,604
                                                                                   -------------
OIL & GAS (2.7%)
Anadarko Petroleum Corp. (a)                                                  80           3,500
Apache Corp. (a)                                                              57           4,159
Atwood Oceanics, Inc.                                                         50           2,419
Baker Hughes, Inc. (a)                                                        75           5,177
BJ Services Co.                                                               76           2,102
Cabot Oil & Gas Corp. (a)                                                     95           6,162
Cameron International Corp.                                                   95           4,988
Cheniere Energy, Inc.                                                        127           3,515
Chesapeake Energy Corp. (a)                                                   66           1,954
Chevron Corp.                                                                332          24,196
Cimarex Energy Co.                                                            88           3,298
ConocoPhillips                                                               244          16,204
Denbury Resources, Inc. (a)                                                  112           3,102
Devon Energy Corp.                                                            63           4,416
Diamond Offshore Drilling, Inc. (a)                                           14           1,182
Dynegy, Inc. Cl A                                                          1,032           7,276

El Paso Corp.                                                                633           9,824
Encore Acquisition Co.                                                        98           2,543
ENSCO International, Inc. (a)                                                126           6,410
EOG Resources, Inc.                                                           31           2,143
Exxon Mobil Corp.                                                            879          65,135
FMC Technologies, Inc.                                                        65           4,025
Global Industries Ltd. (a)                                                   245           3,300
GlobalSantaFe Corp.                                                           48           2,784
Grant Prideco, Inc.                                                          111           4,349
Grey Wolf, Inc.                                                              489           3,340
Halliburton Co. (a)                                                          224           6,617
Hanover Compressor Co. (a)                                                   220           4,257
Helix Energy Solutions Group, Inc.                                            69           2,220
Hess Corp.                                                                    43           2,322
Holly Corp.                                                                  103           5,427
Houston Exploration Co. (a)                                                   71           3,715
Hydril                                                                        42           3,322
Input/Output, Inc.                                                           200           2,738
Kinder Morgan, Inc.                                                           27           2,862
Lone Star Technologies, Inc. (a)                                              63           3,046
Marathon Oil Corp.                                                            54           4,878
Nabors Industries Ltd.                                                       254           7,691
National Oilwell Varco, Inc.                                                  35           2,122
Newpark Resources, Inc. (a)                                                  271           1,713
Noble Corp.                                                                  116           8,694
Noble Energy, Inc.                                                           161           8,599
Occidental Petroleum Corp. (a)                                               130           6,027
Oceaneering International, Inc.                                              112           4,421
OGE Energy Corp. (a)                                                          85           3,291
Parker Drilling Co. (a)                                                      258           2,389
Patterson-UTI Energy, Inc.                                                   136           3,284
Penn Virginia Corp.                                                           47           3,444
Plains Exploration & Production Co.                                           74           3,570
Pogo Producing Co.                                                            46           2,279
Pride International, Inc.                                                    137           3,947
Quicksilver Resources, Inc.                                                   41           1,626
Range Resources Corp. (a)                                                    131           4,020
Rowan Cos., Inc. (a)                                                         103           3,388
Schlumberger Ltd. (a)                                                        263          16,698
SEACOR Holding, Inc. (a)                                                      47           4,758
Smith International, Inc.                                                    180           7,142
Southwestern Energy Co. (a)                                                  142           5,461
St. Mary Land & Exploration Co.                                              131           4,715
Stone Energy Corp. (a)                                                        77           2,617
Sunoco, Inc. (a)                                                              24           1,515
Superior Energy Services, Inc.                                               172           5,215
Tesoro Corp. (a)                                                              55           4,531
Tetra Technologies, Inc. (a)                                                 151           3,497
TODCO                                                                        132           4,571
Transocean, Inc. (a)                                                          69           5,339
Unit Corp. (a)                                                               110           5,333
Valero Energy Corp. (a)                                                       88           4,777
W-H Energy Services, Inc.                                                     61           2,768
Weatherford International Ltd.                                                70           2,827
Williams Cos. (a)                                                             94           2,537
XTO Energy, Inc.                                                              78           3,937
                                                                                   -------------
                                                                                         397,650
                                                                                   -------------
TECHNOLOGY (5.4%)
3Com Corp. (a)                                                               392           1,529
Actel Corp.                                                                   78           1,393
Adaptec, Inc. (a)                                                            352           1,267
ADC Telecommunications, Inc.                                                  97           1,566

Adobe Systems, Inc. (a)                                                      125           4,859
Adtran, Inc.                                                                 133           2,947
Advanced Micro Devices, Inc.                                                 127           1,975
Advent Software, Inc.                                                         35           1,251
Agere Systems, Inc.                                                          435           8,761
Agile Software Corp.                                                         161           1,008
Agilysys, Inc.                                                                92           1,743
Akamai Technologies, Inc.                                                    129           7,247
Altera Corp.                                                                 307           6,155
American Power Conversion Corp.                                              160           4,918
American Tower Corp. Cl A                                                     90           3,585
Amkor Technology, Inc.                                                       245           2,580
Analog Devices, Inc.                                                          74           2,424
Andrew Corp.                                                                 158           1,678
Ansys, Inc. (a)                                                               78           3,891
Apple Computer, Inc.                                                         187          16,032
Applied Materials, Inc. (a)                                                  309           5,479
Ariba, Inc.                                                                  213           1,981
Asyst Technologies, Inc. (a)                                                 147             954
ATMI, Inc.                                                                    69           2,307
Autodesk, Inc. (a)                                                           196           8,569
Avaya, Inc.                                                                  420           5,389
Avocent Corp.                                                                103           3,558
Axcelis Technologies, Inc.                                                   286           1,842
BEA Systems, Inc.                                                            342           4,217
Borland Software Corp.                                                       236           1,289
Broadcom Corp.                                                               100           3,192
Brocade Communications Systems, Inc.                                         904           7,752
Brooks Automation, Inc.                                                      180           2,506
C-COR, Inc. (a)                                                               91           1,246
Cabot Microelectronics Corp.                                                  57           1,721
Caci International, Inc. Cl A                                                 73           3,433
Cadence Design Systems, Inc.                                                 286           5,405
CDW Corp.                                                                     59           3,786
Cerner Corp. (a)                                                              49           2,202
Check Point Software Technologies Ltd.                                       152           3,627
Ciber, Inc.                                                                  165           1,135
Ciena Corp.                                                                  212           5,955
Cisco Systems, Inc.                                                        1,335          35,498
Citrix Systems, Inc. (a)                                                     150           4,751
Cognizant Technology Solutions Corp.                                         120          10,235
Computer Sciences Corp. (a)                                                  157           8,236
Compuware Corp.                                                              313           2,808
Conexant Systems, Inc.                                                     1,146           2,132
Corning, Inc. (a)                                                            337           7,023
Cree, Inc.                                                                   162           2,492
Crown Castle International Corp.                                             171           6,012
CSG Systems International, Inc. (a)                                          141           3,536
Cymer, Inc.                                                                   83           3,505
Cypress Semiconductor Corp.                                                  345           6,365
Dell, Inc.                                                                   438          10,622
Dendrite International, Inc.                                                 113           1,233
Digital River, Inc.                                                           86           4,401
DST Systems, Inc.                                                             54           3,806
Dycom Industries, Inc.                                                        94           2,127
EarthLink, Inc.                                                              336           2,456
Electronics for Imaging, Inc. (a)                                            127           2,927
EMC Corp.                                                                    502           7,023
Emulex Corp.                                                                 242           4,296

Equinix, Inc.                                                                 53           4,456
Exar Corp.                                                                   101           1,323
Extreme Networks, Inc.                                                       323           1,340
F5 Networks, Inc.                                                             89           6,358
Fair Isaac Corp. (a)                                                          54           2,150
Fairchild Semiconductor International, Inc.                                  121           2,155
FormFactor, Inc.                                                              91           3,699
Gateway, Inc. (a)                                                            766           1,570
Google, Inc. Cl A                                                             49          24,564
Harmonic, Inc.                                                               225           2,036
Harris Corp. (a)                                                             113           5,743
Hewlett-Packard Co. (a)                                                      406          17,572
Hyperion Solutions Corp.                                                     143           6,037
Ikon Office Solutions, Inc. (a)                                              279           4,157
Informatica Corp.                                                            172           2,160
InfoSpace, Inc.                                                               78           1,813
Ingram Micro, Inc. Cl A (a)                                                  139           2,712
Insight Enterprises, Inc.                                                    141           2,867
Intel Corp. (a)                                                            1,277          26,766
Inter-Tel, Inc. (a)                                                           63           1,426
InterDigital Communications Corp. (a)                                        115           3,989
Intermec, Inc.                                                                99           2,379
International Business Machines Corp. (a)                                    227          22,507
International Rectifier Corp.                                                 57           2,379
Intersil Corp. Cl A                                                          117           2,757
Interwoven, Inc.                                                             117           1,837
Intuit, Inc.                                                                 263           8,271
j2 Global Communications, Inc.                                               103           2,727
JDA Software Group, Inc.                                                      88           1,408
JDS Uniphase Corp.                                                           187           3,325
Juniper Networks, Inc.                                                       106           1,921
Keane, Inc. (a)                                                              144           1,752
KLA-Tencor Corp. (a)                                                          39           1,920
Kronos, Inc.                                                                  78           2,964
Kulicke & Soffa Industries, Inc.                                             173           1,605
Lam Research Corp. (a)                                                       120           5,497
Lattice Semiconductor Corp.                                                  302           1,770
Lexmark International, Inc.                                                   81           5,105
Linear Technology Corp. (a)                                                   60           1,857
LSI Logic Corp. (a)                                                          341           3,205
Macrovision Corp.                                                            129           3,190
Marvell Technology Group Ltd.                                                117           2,140
Maxim Integrated Products, Inc.                                               81           2,495
MEMC Electronic Materials, Inc. (a)                                          145           7,598
Mentor Graphics Corp.                                                        199           3,701
Micron Technology, Inc. (a)                                                  661           8,563
Micros Systems, Inc.                                                          84           4,729
Microsemi Corp.                                                              162           2,948
Microsoft Corp.                                                            1,920          59,250
Motorola, Inc. (a)                                                           537          10,659
MRV Communications, Inc.                                                     380           1,547
National Semiconductor Corp. (a)                                             270           6,245
NCR Corp. (a)                                                                155           7,345
Network Appliance, Inc. (a)                                                   79           2,970
Novell, Inc. (a)                                                             263           1,907
Novellus Systems, Inc.                                                       112           3,453
NVIDIA Corp.                                                                 304           9,318
OmniVision Technologies, Inc.                                                134           1,546
Oracle Corp.                                                                 884          15,169
Parametric Technology Corp.                                                  286           5,669

Perot Systems Corp.                                                          254           4,150
Photronics, Inc. (a)                                                         111           1,849
Pitney Bowes, Inc. (a)                                                        17             814
PMC-Sierra, Inc. (a)                                                         475           2,993
Polycom, Inc.                                                                 87           2,925
Progress Software Corp.                                                      103           2,926
QLogic Corp.                                                                 155           2,837
Qualcomm, Inc.                                                               356          13,407
Quantum Corp.                                                                545           1,357
Radisys Corp. (a)                                                             64           1,076
RealNetworks, Inc. (a)                                                       213           2,273
Red Hat, Inc. (a)                                                            155           3,523
RF Micro Devices, Inc.                                                       469           3,621
S1 Corp. (a)                                                                 108             621
Salesforce.com, Inc.                                                          61           2,674
SanDisk Corp. (a)                                                             51           2,050
SBC Communications Corp. Cl A                                                190           5,645
Silicon Image, Inc.                                                          192           2,321
Silicon Laboratories, Inc.                                                   107           3,436
Silicon Storage Technology, Inc.                                             274           1,365
SiRF Technology Holdings, Inc.                                               115           3,376
Skyworks Solutions, Inc.                                                     376           2,470
SonicWALL, Inc.                                                              194           1,635
SRA International, Inc. Cl A                                                 101           2,555
Sun Microsystems, Inc.                                                       561           3,725
Sybase, Inc. (a)                                                             231           5,981
Sycamore Networks, Inc.                                                      435           1,623
Symantec Corp.                                                               213           3,772
Synopsys, Inc.                                                               121           3,219
Tellabs, Inc. (a)                                                            383           3,857
Teradyne, Inc.                                                               165           2,459
Tessera Technologies, Inc.                                                   100           3,824
Texas Instruments, Inc.                                                      334          10,417
TIBCO Software, Inc.                                                         540           5,011
Transaction Systems Architects, Inc. (a)                                      90           3,254
Trident Microsystems, Inc.                                                   115           2,400
Triquint Semiconductor, Inc. (a)                                             399           1,875
Ultratech, Inc.                                                               67             813
Unisys Corp.                                                                 284           2,448
United Online, Inc.                                                          148           2,078
United Stationers, Inc.                                                       64           3,261
Varian Semiconductor Equipment Associates Inc                                124           5,103
Vignette Corp.                                                                90           1,613
webMethods, Inc.                                                             168           1,265
Websense, Inc.                                                               116           2,511
Wind River Systems, Inc. (a)                                                 181           1,796
Xerox Corp.                                                                  190           3,268
Xilinx, Inc.                                                                  83           2,017
Yahoo!, Inc.                                                                 280           7,927
                                                                                   -------------
                                                                                         803,775
                                                                                   -------------
TELECOMMUNICATIONS (0.8%)
Alltel Corp. (a)                                                              56           3,432
AT&T, Inc.                                                                   927          34,882
CenturyTel, Inc. (a)                                                         109           4,888
Cincinnati Bell, Inc.                                                        595           2,892
Citizens Communications Co. Series B                                         288           4,222
Embarq Corp.                                                                 137           7,605
Harris Stratex Networks, Class A                                              62           1,363

Leap Wireless International, Inc.                                             44           2,890
NII Holdings, Inc.                                                           119           8,782
NTL, Inc.                                                                    236           6,431
Qwest Communications International, Inc.                                     257           2,095
Sprint Nextel Corp. (a)                                                      433           7,720
Telephone & Data Systems, Inc.                                                51           2,853
Verizon Communications, Inc.                                                 426          16,410
Windstream Corp.                                                             422           6,285
                                                                                   -------------
                                                                                         112,750
                                                                                   -------------
UTILITIES (1.9%)
AGL Resources, Inc. (a)                                                      201           7,899
Alliant Energy Corp.                                                         105           3,817
Ameren Corp. (a)                                                             177           9,400
American Electric Power Co., Inc. (a)                                         54           2,351
Aqua America, Inc.                                                           114           2,532
Aquila, Inc.                                                                 942           4,267
Atmos Energy Corp. (a)                                                       207           6,467
Avista Corp.                                                                 141           3,546
Black Hills Corp.                                                             98           3,633
CenterPoint Energy, Inc.                                                     185           3,193
Cleco Corp. (a)                                                              143           3,652
CMS Energy Corp. (a)                                                         192           3,204
Consolidated Edison, Inc. (a)                                                 40           1,931
Constellation Energy Group, Inc. (a)                                         152          11,027
Core Laboratories N.V. (a)                                                    54           4,450
Dominion Resources, Inc. (Virginia)                                           53           4,397
DPL, Inc. (a)                                                                 65           1,864
DTE Energy Co. (a)                                                           150           6,956
Duke Energy Corp.                                                            200           3,938
Duquesne Light Holdings, Inc.                                                194           3,882
Edison International                                                          37           1,664
El Paso Electric Co.                                                         141           3,426
Energy East Corp. (a)                                                        152           3,651
Entergy Corp. (a)                                                             36           3,343
Exelon Corp.                                                                  93           5,579
FirstEnergy Corp. (a)                                                         48           2,848
FPL Group, Inc. (a)                                                           54           3,059
Great Plains, Inc.                                                            60           1,880
Hawaiian Electric Industries, Inc.                                           183           4,903
IDACORP, Inc.                                                                122           4,508
KeySpan Corp.                                                                159           6,487
National Fuel Gas Co. (a)                                                     67           2,726
Nicor, Inc. (a)                                                               44           2,002
NiSource, Inc. (a)                                                           247           5,879
Northeast Utilities                                                          157           4,341
Northwest Natural Gas Co.                                                     66           2,686
NSTAR                                                                        111           3,707
ONEOK, Inc. (a)                                                               99           4,248
Peoples Energy Corp. (a)                                                      97           4,224
Pepco Holdings, Inc.                                                         169           4,323
PG&E Corp.                                                                    49           2,287
Piedmont Natural Gas Co. (a)                                                 203           5,239
Pinnacle West Capital Corp. (a)                                               89           4,342
PNM Resources, Inc.                                                          158           4,816
PPL Corp.                                                                     63           2,243
Progress Energy, Inc.                                                         41           1,949
Public Service Enterprise Group, Inc. (a)                                     35           2,346
Puget Energy, Inc.                                                            96           2,358
Questar Corp. (a)                                                             72           5,846

Reliant Energy, Inc.                                                         272           4,047
Scana Corp.                                                                   93           3,787
Sempra Energy (a)                                                             39           2,238
Sierra Pacific Resources                                                     555           9,446
Southern Co. (a)                                                              96           3,507
Southern Union Co. (a)                                                       269           7,481
Southwest Gas Corp. (a)                                                      100           3,925
Spectra Energy CORP.                                                          78           2,037
Teco Energy, Inc. (a)                                                        182           3,087
UGI Corp. (a)                                                                270           7,401
UniSource Energy Corp. (a)                                                   103           3,865
Vectren Corp.                                                                196           5,512
Westar Energy, Inc.                                                          224           5,949
WGL Holdings, Inc.                                                            93           2,942
Wisconsin Energy Corp. (a)                                                    92           4,284
WPS Resources Corp. (a)                                                      107           5,676
Xcel Energy, Inc.                                                            366           8,539
                                                                                   -------------
                                                                                         283,039
                                                                                   -------------
TOTAL COMMON STOCKS                                                                    5,863,950
                                                                                   -------------
CORPORATE BONDS (19.0%)
BASIC MATERIALS (1.4%)
Burlington Northern Santa Fe, 7.00%, 12/15/25                              2,000           2,202
E.I. DuPont de Nemours & Co., 4.88%, 4/30/14                              53,000          51,101
Eastman Chemical Co., 7.60%, 2/1/27                                      120,000         129,582
United Technologies Corp., 4.88%, 5/1/15                                  23,000          22,089
Weyerhaeuser Co., 6.95%, 8/1/17                                            2,000           2,111
                                                                                   -------------
                                                                                         207,085
                                                                                   -------------
CONSUMER GOODS (0.6%)
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16                                 2,000           1,911
Coca-Cola Enterprises, 8.50%, 2/1/22                                       2,000           2,501
Kimberly-Clark Corp., 5.00%, 8/15/13                                      48,000          46,696
Kraft Foods, Inc., 6.25%, 6/1/12                                          31,000          32,067
May Department Stores Co., 5.75%, 7/15/14                                  2,000           1,957
                                                                                   -------------
                                                                                          85,132
                                                                                   -------------
CONSUMER SERVICES (1.9%)
Bottling Group LLC, 4.63%, 11/15/12                                       29,000          27,931
Comcast Corp., 6.50%, 11/15/35                                            72,000          72,886
Conagra Foods, 6.75%, 9/15/11                                              2,000           2,096
Procter & Gamble Co., 4.95%, 8/15/14                                      38,000          36,985
Target Corp., 5.88%, 3/1/12                                               30,000          30,664
Time Warner Cos., Inc., 7.57%, 2/1/24                                     61,000          67,155
Wal-Mart Stores, Inc., 4.55%, 5/1/13                                      61,000          58,295
                                                                                   -------------
                                                                                         296,012
                                                                                   -------------
FINANCIALS (9.5%)
Allstate Corp., 7.20%, 12/1/09                                            30,000          31,438
American General Finance, 5.38%, 10/1/12                                 107,000         106,400
Bank One Corp., 2.63%, 6/30/08                                            75,000          72,278
Bear Stearns Co., 3.25%, 3/25/09                                          30,000          28,774
Citigroup, Inc., 6.63%, 1/15/28                                            9,000           9,745
Countrywide Financial Corp., 6.25%, 5/15/16                               20,000          20,484

Credit Suisse First Boston USA, Inc., 6.13%, 11/15/11                    126,000         130,218
First Union National, 7.80%, 8/18/10                                      61,000          65,218
Goldman Sachs Group, Inc., 5.13%, 1/15/15                                132,000         127,829
Goldman Sachs Group, INC., 5.95%, 1/15/27                                 49,000          47,811
Household Finance Corp., 4.63%, 1/15/08                                  138,000         136,995
John Deere Capital Corp., 7.00%, 3/15/12                                  30,000          31,916
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12                            38,000          39,999
Merrill Lynch & Co., Inc., 4.25%, 2/8/10                                 123,000         119,192
Morgan Stanley Dean Witter, 6.75%, 4/15/11                                76,000          79,942
Prudential Financial, Inc., 5.10%, 9/20/14                                46,000          44,633
Sprint Capital Corp., 8.38%, 3/15/12                                      61,000          67,692
U.S. Bank NA, 6.38%, 8/1/11                                               38,000          39,467
Verizon Global Funding Corp., 7.25%, 12/1/10                             151,000         160,527
Wells Fargo & Co., 4.63%, 8/9/10                                          70,000          68,443
                                                                                   -------------
                                                                                       1,429,001
                                                                                   -------------
HEALTH CARE (0.3%)
Wyeth, 5.50%, 2/1/14                                                      38,000          37,934
                                                                                   -------------
INDUSTRIALS (1.3%)
Boeing Co., 6.13%, 2/15/33                                                30,000          31,973
General Electric Co., 5.00%, 2/1/13                                      127,000         124,936
Tyco International Group SA, 6.38%, 10/15/11                               2,000           2,099
Union Pacific Corp., 4.88%, 1/15/15                                       41,000          39,063
                                                                                   -------------
                                                                                         198,071
                                                                                   -------------
OIL & GAS (0.9%)
Conoco, Inc., 6.95%, 4/15/29                                             113,000         127,110
Kinder Morgan Energy Partners, 7.75%, 3/15/32                              2,000           2,272
                                                                                   -------------
                                                                                         129,382
                                                                                   -------------
TECHNOLOGY (1.3%)
First Data CORP., 4.85%, 10/1/14                                          90,000          84,661
IBM Corp., 8.38%, 11/1/19                                                 30,000          37,163
SBC Communications Corp., 6.15%, 9/15/34                                  76,000          74,657
                                                                                   -------------
                                                                                         196,481
                                                                                   -------------
UTILITIES (1.8%)
Consolidated Edison Co. of New York, 6.20%, 6/15/36                       50,000          51,544
Dominion Resources, Inc. (Virginia), 4.13%, 2/15/08                       38,000          37,470
Duke Energy Corp., 6.25%, 1/15/12                                         30,000          31,095
Exelon Corp., 4.90%, 6/15/15                                               2,000           1,880
Midamerican Energy Holdings, 5.00%, 2/15/14                               81,000          77,915
National Rural Utilities, 7.25%, 3/1/12                                   56,000          60,623
Southern Power Co., 4.88%, 7/15/15                                         2,000           1,894
                                                                                   -------------
                                                                                         262,421
                                                                                   -------------
TOTAL CORPORATE BONDS                                                                  2,841,519
                                                                                   -------------

U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES (18.9%)
FANNIE MAE (11.7%)
6.00%, 6/1/17, Pool #555004                                               89,204          90,297
5.50%, 8/1/17, Pool #826283                                               17,217          17,189
5.50%, 2/1/18, Pool #703712                                               47,796          47,595
5.00%, 5/1/18, Pool #703444                                               14,434          14,121
4.50%, 1/1/19, Pool #735057                                               28,065          26,981
5.00%, 1/1/19, Pool #255077                                               57,449          56,317
5.00%, 8/1/19, Pool #793396                                               22,647          22,155
5.00%, 12/1/19, Pool #745369                                              18,201          17,843
5.00%, 3/1/20, Pool #819410                                               18,263          17,872
5.50%, 3/1/20, Pool #735405                                               43,950          43,765
5.50%, 3/1/20, Pool #735611                                               17,757          17,719
5.00%, 6/1/20, Pool #839333                                               24,157          23,632
4.50%, 9/1/20, Pool #839289                                               28,891          27,733
5.50%, 7/1/25, Pool #255809                                               69,057          68,325
5.00%, 12/1/26, Pool #256570                                              65,821          63,688
6.00%, 10/1/32, Pool #667994                                              67,864          68,333
5.50%, 6/1/33, Pool #702459                                               67,814          66,699
5.00%, 8/1/33, Pool #713679                                              212,284         203,684
6.00%, 9/1/33, Pool #736937                                               28,237          28,341
5.50%, 1/1/34, Pool #756233                                              127,155         125,063
7.00%, 4/1/34, Pool #780703                                               43,777          45,000
5.00%, 5/1/34, Pool #768230                                               47,110          45,202
6.50%, 9/1/34, Pool #783390                                               53,247          54,135
5.50%, 1/1/35, Pool #808374                                              198,816         195,546
5.50%, 2/1/35, Pool #735230                                              124,824         122,771
6.00%, 4/1/35, Pool #735503                                               25,594          25,751
4.50%, 4.5%  08/01/35 8/1/35, Pool #835751                               155,481         144,760
5.00%, 8/1/35, Pool #848355                                               17,172          16,477
6.50%, 4/1/36, Pool #851187                                               48,421          49,228
                                                                                   -------------
                                                                                       1,746,222
                                                                                   -------------
FREDDIE MAC (5.4%)
4.00%, 6/1/18, Pool #E01401                                               46,653          43,730
5.00%, 10/1/18, Pool #B10252                                              25,898          25,374
4.50%, 11/1/18, Pool #E01489                                              46,491          44,670
4.50%, 12/1/18, Pool #G11657                                              37,872          36,386
4.50%, 1/1/19, Pool #B11878                                               72,994          70,128
4.50%, 7/1/19, Pool #B15661                                               28,881          27,727
5.50%, 8/1/33, Pool #A11851                                               63,644          62,795
5.00%, 10/1/33, Pool #A14805                                              29,597          28,505
6.50%, 12/1/33, Pool #A16523                                              23,652          24,130
5.00%, 4/1/34, Pool #A20534                                               41,482          39,919
6.00%, 7/1/34, Pool #A24370                                               48,159          48,423
5.50%, 10/1/34, Pool #A27526                                              52,288          51,578
5.00%, 12/1/34, Pool #A29017                                             102,103          98,255
5.50%, 10/1/35, Pool #A39170                                             158,962         156,551
5.50%, 11/1/35, Pool #A47728                                              55,268          54,430
                                                                                   -------------
                                                                                         812,601
                                                                                   -------------
GINNIE MAE (1.8%)
6.00%, 2/15/32, Pool #569704                                             185,332         187,397
5.50%, 4/15/33, Pool #603566                                              21,941          21,743
5.50%, 4/15/34, Pool #626116                                              17,324          17,163
6.00%, 9/20/34, Pool #3611                                                26,261          26,468
5.50%, 9/15/35, Pool #644611                                              20,000          19,804
                                                                                   -------------
                                                                                         272,575
                                                                                   -------------
TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES                                   2,831,398
                                                                                   -------------

U.S. GOVERNMENT AGENCY SECURITIES (5.9%)
Federal National Mortgage Association (1.6%)
4.63%, 1/15/08, MTN                                                       40,000          39,756
4.50%, 10/15/08, MTN                                                      75,000          74,245
6.63%, 9/15/09, MTN                                                       75,000          77,773
5.63%, Callable ON 11/15/11@100 11/15/21                                  48,000          47,568
                                                                                   -------------
                                                                                         239,342
                                                                                   -------------
FEDERAL HOME LOAN BANK (1.1%)
4.63%, 2/8/08, Series 627                                                 90,000          89,426
4.63%, 11/21/08, Series 598                                               75,000          74,358
                                                                                   -------------
                                                                                         163,784
                                                                                   -------------
Federal Home Loan Mortgage Corporation (3.2%)
4.63%, 2/21/08, MTN                                                      141,000         140,076
4.63%, 12/19/08, MTN                                                      55,000          54,493
4.75%, 1/18/11, MTN                                                       55,000          54,320
4.75%, 1/19/16, MTN                                                       88,000          85,561
6.25%, 7/15/32, MTN                                                      134,000         151,063
                                                                                   -------------
                                                                                         485,513
                                                                                   -------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                  888,639
                                                                                   -------------
U.S. TREASURY OBLIGATIONS (13.1%)
U.S. TREASURY BONDS (3.0%)
6.00%, 2/15/26                                                            70,000          78,307
5.25%, 11/15/28                                                          284,000         293,363
5.38%, 2/15/31                                                            70,000          73,861
                                                                                   -------------
                                                                                         445,531
                                                                                   -------------
U.S. TREASURY NOTES (10.1%)
3.13%, 5/15/07                                                           226,000         224,738
5.63%, 5/15/08                                                           326,000         328,407
4.00%, 6/15/09                                                           205,000         200,972
4.00%, 4/15/10                                                           296,000         288,750
5.00%, 2/15/11                                                            62,000          62,463
4.88%, 2/15/12                                                            65,000          65,239
4.00%, 2/15/15                                                           191,000         180,577
4.25%, 8/15/15                                                           163,000         156,486
                                                                                   -------------
                                                                                       1,507,632
                                                                                   -------------
TOTAL U.S. TREASURY OBLIGATIONS                                                        1,953,163
                                                                                   -------------
INVESTMENT COMPANIES (4.3%)
American Beacon Money Market Select Fund                                 647,824         647,824
                                                                                   -------------
TOTAL INVESTMENT COMPANIES                                                               647,824
                                                                                   -------------
TOTAL INVESTMENTS (COST $14,497,219) (b) - 100.4%                                     15,026,493
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%                                           (65,094)
                                                                                   -------------
NET ASSETS - 100.0%                                                                $  14,961,399
                                                                                   =============

----------
Percentages indicated are based on net assets of $14,961,399.

(a)  Represents non-income producing security.

(b) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized Appreciation                                             $    742,916
Unrealized (Depreciation)                                                213,642
                                                                    ------------
Net Unrealized Appreciation (Depreciation)                          $    529,274
                                                                    ============

MTN - Medium Term Note

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

AMERICAN INDEPENDENCE FUNDS
NESTEGG DOW JONES U.S. 2020 FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                       SHARES
                                                                         OR
                                                                      PRINCIPAL
                                                                      AMOUNT ($)      VALUE ($)
                                                                    -------------   -------------
COMMON STOCKS (54.8%)
BASIC MATERIALS (2.4%)
A. Schulman, Inc. (a)                                                        233   $       4,865
Air Products & Chemicals, Inc. (a)                                            88           6,570
Airgas, Inc. (a)                                                             437          18,188
Albemarle Corp.                                                              239          18,637
Alcoa, Inc. (a)                                                              402          12,985
Allegheny Technologies, Inc. (a)                                             258          26,701
Arch Coal, Inc.                                                              390          11,591
Ashland, Inc.                                                                172          11,963
Bowater, Inc. (a)                                                            467          12,782
Cabot Corp.                                                                   44           1,969
Cambrex Corp. (a)                                                            215           4,704
Carpenter Technology Corp. (a)                                               168          19,673
Celanese Corp. Series A                                                      334           8,768
Chaparral Steel Co.                                                          297          15,230
Chemtura Corp.                                                               664           7,649
Cleveland-Cliffs, Inc. (a)                                                   279          15,250
Coeur d'Alene Mines Corp. (a)                                              2,021           8,852
Consol Energy, Inc.                                                          453          15,597
Cytec Industries, Inc. (a)                                                   267          15,545
Dow Chemical Co. (a)                                                         474          19,690
E.I. DuPont de Nemours & Co. (a)                                             451          22,352
Eastman Chemical Co. (a)                                                     241          14,113
Ecolab, Inc. (a)                                                             456          20,018
Ferro Corp. (a)                                                              337           7,181
FMC Corp. (a)                                                                251          19,540
Freeport-McMoRan Copper & Gold, Inc. Cl B (a)                                135           7,764
H.B. Fuller Co. (a)                                                          434          11,228
Hercules, Inc. (a)                                                           839          16,453
Huntsman Corp. (a)                                                           278           5,813
International Coal Group, Inc.                                               968           4,627
International Flavors & Fragrances, Inc. (a)                                 248          12,023
International Paper Co. (a)                                                  226           7,616
Jacuzzi Brands, Inc.                                                         626           7,781
Kaiser Aluminum CORP.                                                         68           4,491
Lubrizol Corp. (a)                                                           539          27,770
Lyondell Chemical Co. (a)                                                    591          18,687
Massey Energy Co.                                                            195           4,620
Meridian Gold, Inc. (a)                                                      234           6,837
Minerals Technologies, Inc.                                                  127           7,375
Monsanto Co.                                                                 341          18,786
Mosaic Co.                                                                   420           8,366
Mueller Water Products INC-B                                                 556           7,550
Neenah Paper, Inc.                                                           108           3,686
Newmont Mining Corp. (a)                                                     262          11,816
Nucor Corp. (a)                                                              136           8,777
Olin Corp. (a)                                                               607          10,222
OM Group, Inc. (a)                                                           240          11,726

Orbotech Ltd.                                                                268           6,416
Peabody Energy Corp.                                                         194           7,921
Phelps Dodge Corp. (a)                                                        85          10,506
PPG Industries, Inc. (a)                                                      67           4,441
Praxair, Inc. (a)                                                            230          14,504
Rohm & Haas Co. (a)                                                          415          21,605
RPM International, Inc. (a)                                                  975          22,649
RTI International Metals, Inc. (a)                                           168          13,734
Ryerson, Inc.                                                                194           6,086
Sensient Technologies Corp.                                                  352           8,687
Sigma-Aldrich Corp. (a)                                                      242           9,184
Southern Copper Corp.                                                         33           2,063
Steel Dynamics, Inc.                                                         253           9,920
Stillwater Mining Co.                                                        417           5,404
Tredegar Corp. (a)                                                           242           5,559
United States Steel Corp.                                                    333          27,803
USEC, Inc.                                                                   731           9,912
Valspar Corp. (a)                                                            745          20,994
Wausau Paper Corp.                                                           388           5,525
Weyerhaeuser Co. (a)                                                         112           8,400
Worthington Industries, Inc. (a)                                             557          10,683
                                                                                   -------------
                                                                                         796,423
                                                                                   -------------
CONSUMER GOODS (4.8%)
Altria Group, Inc.                                                           949          82,932
American Axle & Manufacturing Holdings, Inc.                                 359           7,460
Anheuser-Busch Cos., Inc. (a)                                                322          16,412
ArvinMeritor, Inc.                                                           562          10,819
Beazer Homes USA, Inc. (a)                                                   274          11,922
Black & Decker Corp. (a)                                                     171          14,925
BLYTH, Inc.                                                                  243           5,052
BorgWarner, Inc.                                                             175          11,995
Briggs & Stratton Corp. (a)                                                  147           4,357
Brown-Forman Corp. Cl B (a)                                                  124           8,133
Brunswick Corp. (a)                                                          274           9,346
Bunge Ltd.                                                                   321          24,701
Callaway Golf Co. (a)                                                        576           9,516
Campbell Soup Co. (a)                                                        123           4,733
Carter's, Inc.                                                               148           3,759
Centex Corp. (a)                                                             342          18,362
Champion Enterprises, Inc.                                                   457           3,752
Chiquita Brands International, Inc.                                          369           5,856
Church & Dwight Co. (a)                                                      442          20,027
Clorox Co. (a)                                                               100           6,542
Coach, Inc.                                                                  265          12,153
Coca-Cola Co. (a)                                                          1,018          48,742
Colgate-Palmolive Co. (a)                                                    342          23,359
ConAgra Foods, Inc. (a)                                                      250           6,428
Constellation Brands, Inc. Cl A                                              539          13,335
Cooper Tire & Rubber Co. (a)                                                 514           8,219
Corn Products International, Inc.                                            560          19,180
D.R. Horton, Inc. (a)                                                        719          20,894
Del Monte Foods Co.                                                          730           8,366
Eastman Kodak Co. (a)                                                        762          19,705
Electronic Arts, Inc.                                                        220          11,000
Energizer Holdings, Inc.                                                     144          12,273
Flowers Foods, Inc.                                                          394          11,079
Ford Motor Co.                                                               811           6,593
Fossil, Inc.                                                                 336           7,563
Furniture Brands International, Inc. (a)                                     319           5,318
Garmin Ltd.                                                                  286          14,363
General Mills, Inc. (a)                                                      197          11,276

General Motors Corp. (a)                                                     204           6,699
Gentex Corp.                                                                 444           7,766
Genuine Parts Co. (a)                                                        450          21,384
Goodyear Tire & Rubber Co. (a)                                             1,198          29,579
H.J. Heinz Co. (a)                                                           118           5,560
Hain Celestial Group, Inc.                                                   299           8,791
Hanesbrands, Inc.                                                            290           7,418
Hansen Natural Corp. (a)                                                     507          19,312
Harley-Davidson, Inc. (a)                                                    190          12,971
Harman International Industries, Inc. (a)                                    171          16,171
Hasbro, Inc. (a)                                                             369          10,480
Herman Miller, Inc. (a)                                                      174           6,542
Hershey Co. (a)                                                              114           5,819
HNI Corp.                                                                    122           5,922
Hormel Foods Corp. (a)                                                       212           8,035
Hovnanian Enterprises, Inc. Cl A                                             106           3,529
Idearc,INC.                                                                   68           2,205
J.M. Smucker Co.                                                             164           7,788
JAKKS Pacific, Inc.                                                          222           4,500
Jarden Corp.                                                                 409          14,998
Johnson Controls, Inc. (a)                                                    88           8,136
Jones Apparel Group, Inc.                                                    331          11,307
KB Home                                                                      234          12,687
Kellwood Co. (a)                                                             167           5,478
Kimberly-Clark Corp. (a)                                                     215          14,921
Kraft Foods, Inc. Cl A                                                       109           3,806
La-Z-Boy, Inc. (a)                                                           416           5,358
Lancaster Colony Corp. (a)                                                   173           7,567
Lear Corp. (a)                                                               498          16,862
Leggett & Platt, Inc. (a)                                                    398           9,648
Lennar Corp. Cl A                                                            329          17,891
Liz Claiborne, Inc. (a)                                                      307          13,631
M.D.C. Holdings, Inc. (a)                                                     99           5,769
Martek Biosciences Corp.                                                     202           4,709
Mattel, Inc. (a)                                                           1,016          24,750
McCormick & Co., Inc. (a)                                                    313          12,220
Meritage Homes Corp.                                                         155           6,890
Modine Manufacturing Co.                                                     265           6,932
Molson Coors Brewing Co. Cl B                                                193          15,594
Monaco Coach Corp.                                                           240           3,619
Nautilus, Inc.                                                               265           4,322
Newell Rubbermaid, Inc. (a)                                                  738          21,801
Nike, Inc. Cl B (a)                                                          129          12,746
Nu Skin Enterprises, Inc. Cl A (a)                                           423           7,804
NutriSystem, Inc.                                                            205           9,030
NVR, Inc.                                                                     15          10,388
Oakley, Inc. (a)                                                             229           5,304
PepsiAmericas, Inc.                                                          182           4,013
PepsiCo, Inc. (a)                                                          1,140          74,373
Phillips-Van Heusen Corp. (a)                                                374          20,626
Polo Ralph Lauren Corp.                                                      153          12,554
Pool Corp.                                                                   370          13,542
Procter & Gamble Co. (a)                                                   2,105         136,550
Pulte Homes, Inc. (a)                                                        112           3,846
Quiksilver, Inc.                                                             874          12,420
Ralcorp Holdings, Inc. (a)                                                   184          10,183
Reynolds American, Inc.                                                       83           5,354
Ryland Group, Inc. (a)                                                       134           7,528
Sara Lee Corp. (a)                                                           364           6,243
Smithfield Foods, Inc.                                                       268           7,038
Spectrum Brands, Inc.                                                        340           4,114

Standard Pacific Corp. (a)                                                   193           5,296
Stanley Works (a)                                                            232          13,284
Steelcase, Inc. Cl A                                                         543          10,637
Stride Rite Corp. (a)                                                        276           4,764
Superior Industries International, Inc. (a)                                  171           3,483
Thor Industries, Inc. (a)                                                    104           4,395
THQ, Inc.                                                                    447          13,544
Timberland Co. (a)                                                           359          10,831
Toll Brothers, Inc. (a)                                                      298          10,081
TreeHouse Foods, Inc.                                                        218           6,499
Tupperware Brands Corp. (a)                                                  513          11,968
Tyson Foods, Inc. Cl A (a)                                                   712          12,638
Universal Corp. (a)                                                          205           9,908
UST, Inc. (a)                                                                434          24,929
VF Corp. (a)                                                                 252          19,119
Visteon Corp.                                                              1,045           8,360
WCI Communities, Inc.                                                        288           6,235
WD-40 Co.                                                                    140           4,610
Weight Watchers International, Inc.                                          126           6,808
Winnebago Industries, Inc. (a)                                               198           6,641
WM. Wrigley Jr. Co. (a)                                                      150           7,728
Wolverine World Wide, Inc. (a)                                               409          12,585
                                                                                   -------------
                                                                                       1,557,813
                                                                                   -------------
CONSUMER SERVICES (7.3%)
99 Cents Only Stores                                                         394           5,851
Abercrombie & Fitch Co.                                                      215          17,101
Adesa, Inc.                                                                  261           7,574
Advance Auto Parts, Inc.                                                     294          11,157
ADVO, Inc.                                                                   198           6,490
Aeropostale, Inc.                                                            382          13,729
AirTran Holdings, Inc. (a)                                                   767           8,491
Amazon.com, Inc. (a)                                                         197           7,421
American Greetings Corp. Cl A (a)                                            400           9,608
AmerisourceBergen Corp.                                                      504          26,400
Ann Taylor Stores Corp.                                                      196           6,762
Apollo Group, Inc. Cl A                                                       99           4,297
Applebee's International, Inc. (a)                                           534          13,478
aQuantive, Inc.                                                              481          12,891
Arbitron, Inc.                                                               194           8,996
AutoNation, Inc.                                                             412           9,249
AutoZone, Inc. (a)                                                           133          16,709
Avid Technology, Inc.                                                        296          10,952
Avis Budget Group, Inc.                                                      833          21,208
Bally Technologies, Inc.                                                     385           7,388
Barnes & Noble, Inc.                                                         284          11,056
Bed Bath & Beyond, Inc.                                                      197           8,311
Belo Corp. Series A (a)                                                      278           5,204
Best Buy Co., Inc.                                                           251          12,650
Big Lots, Inc.                                                               848          21,989
BJ's Wholesale Club, Inc.                                                    190           5,803
Blockbuster, Inc. Cl A                                                       938           6,088
Bob Evans Farms, Inc. (a)                                                    307          10,429
Borders Group, Inc.                                                          474           9,945
Boyd Gaming Corp. (a)                                                        154           7,326
Cablevision Systems Corp.                                                    548          16,599
Cardinal Health, Inc. (a)                                                    267          19,069
Career Education Corp.                                                       269           7,712
CarMax, Inc.                                                                 296          16,999
Casey's General Stores, Inc.                                                 422          10,769
Catalina Marketing Corp.                                                     255           7,280
Cato Corp. Cl A (a)                                                          249           5,620

CBRL Group, Inc.                                                             227          10,644
CBS Corp. Cl B                                                               281           8,759
CEC Entertainment, Inc.                                                      217           9,177
Charming Shoppes, Inc. (a)                                                   908          11,913
Cheesecake Factory, Inc.                                                     524          14,478
Chemed Corp.                                                                 184           6,716
Chico's Fas, Inc.                                                            488          10,189
Children's Place Retail Stores, Inc.                                         170           9,216
Circuit City Stores, Inc. (a)                                                502          10,246
Clear Channel Communications, Inc. (a)                                       241           8,753
CNET Networks, Inc.                                                          963           8,811
Coldwater Creek, Inc.                                                        172           3,208
Comcast Corp. Cl A                                                           838          37,140
Comcast Corp. Special Cl A                                                   326          14,168
Continental Airlines, Inc. Cl B                                              717          29,748
Corinthian Colleges, Inc.                                                    621           8,110
Costco Wholesale Corp. (a)                                                   298          16,742
Cox Radio, Inc.                                                              272           4,260
CTC Media, Inc.                                                              109           2,345
Cumulus Media, Inc.                                                          288           2,978
CVS Corp. (a)                                                                512          17,229
Dick's Sporting Goods, Inc.                                                  205          10,555
Dillard's, Inc. (a)                                                          487          16,724
Discovery Holding Co. Cl A                                                   690          11,433
Dollar General Corp. (a)                                                     900          15,246
Dollar Tree Stores, Inc.                                                     310           9,753
Dress Barn, Inc.                                                             282           6,337
Dun & Bradstreet Corp.                                                       170          14,450
E.W. Scripps Co. Cl A                                                        226          11,036
eBay, Inc.                                                                   690          22,349
EchoStar Communications Corp. (a)                                            560          22,590
Emmis Communications Corp. Cl A                                              284           2,454
Entercom Communications Corp. Cl A                                           233           6,568
Expedia, Inc.                                                                667          14,307
FactSet Research Systems, Inc. (a)                                           100           5,808
Family Dollar Stores, Inc. (a)                                               417          13,511
Federated Department Stores, Inc.                                            242          10,041
Foot Locker, Inc.                                                            445           9,986
Fred's, Inc.                                                                 285           3,833
GameStop Corp. Cl A                                                          119           6,358
GameStop Corp. Cl B                                                           62           3,315
Gannett Co., Inc. (a)                                                        114           6,628
Gaylord Entertainment Co.                                                    283          15,639
Gemstar-TV Guide International, Inc.                                       2,186           8,831
Getty Images, Inc.                                                           136           6,697
Guitar Center, Inc.                                                          182           8,327
H&R Block, Inc. (a)                                                          791          19,459
Home Depot, Inc. (a)                                                       1,411          57,483
Hot Topic, Inc.                                                              359           3,737
IHOP Corp.                                                                    92           4,894
International Game Technology (a)                                            244          10,604
International Speedway Corp. Cl A (a)                                        218          11,386
Interpublic Group of Cos. (a)                                              1,161          15,279
ITT Educational Services, Inc. (a)                                           290          22,504
J.C. Penney Co., Inc. (a)                                                    135          10,967
Jack in the Box, Inc.                                                        248          15,324
JetBlue Airways Corp.                                                        464           6,348
John Wiley & Sons, Inc. Cl A (a)                                             281          10,442
Kohl's Corp. (a)                                                             192          13,615
Krispy Kreme Doughnuts, Inc.                                                 466           5,746
Kroger Co. (a)                                                               328           8,397

Lamar Advertising Co. Cl A                                                   183          12,129
Las Vegas Sands Corp.                                                         73           7,597
Laureate Education, Inc.                                                     332          20,033
Lee Enterprises, Inc.                                                        278           9,238
Liberty Global, Inc. Series C                                                496          14,002
Liberty Media Holding Corp. Capital Series A                                  97           9,923
Liberty Media Holding Corp. Interactive Series                               405           9,870
Limited Brands, Inc. (a)                                                     162           4,526
Live Nation, Inc.                                                            388           9,576
Longs Drug Stores Corp. (a)                                                  189           8,127
Lowe's Cos. (a)                                                              972          32,766
Marriott International, Inc. Cl A (a)                                        255          12,276
Matthews International Corp. Cl A                                            202           8,191
McDonald's Corp. (a)                                                         551          24,437
McGraw-Hill Cos. (a)                                                         223          14,959
McKesson Corp. (a)                                                           222          12,377
Men's Wearhouse, Inc.                                                        333          14,299
Meredith Corp. (a)                                                           282          16,627
MGM MIRAGE (a)                                                                93           6,507
Navteq Corp.                                                                 258           9,154
Netflix, Inc.                                                                415           9,462
New York Times Co. Cl A (a)                                                  427           9,859
News Corp. Cl A                                                            1,191          27,691
News Corp. Cl B                                                              353           8,631
Nordstrom, Inc. (a)                                                          544          30,306
O'Reilly Automotive, Inc.                                                    313          10,927
Office Depot, Inc.                                                           707          26,435
OfficeMax, Inc.                                                              202           9,755
Omnicare, Inc. (a)                                                           293          11,776
P.F. Chang's China Bistro, Inc.                                              166           6,575
Panera Bread Co. Cl A                                                        210          12,382
Pantry, Inc.                                                                 165           8,054
Papa John's International, Inc.                                              154           4,253
Payless Shoesource, Inc.                                                     509          17,281
Penn National Gaming, Inc.                                                   171           7,493
Pep Boys-Manny Moe & Jack (a)                                                297           4,547
PETsMART, Inc.                                                               389          11,880
Pier 1 Imports, Inc. (a)                                                     637           4,312
R.H. Donnelley Corp.                                                         178          11,851
Radio One, Inc. Cl D                                                         588           4,322
RadioShack Corp.                                                             382           8,442
Reader's Digest Association, Inc.                                            696          11,755
Regis Corp.                                                                  319          13,331
Rent-A-Center, Inc.                                                          525          15,467
Rite Aid Corp. (a)                                                         1,498           9,228
Royal Caribbean Cruises Ltd.                                                 348          15,636
Sabre Holdings Corp. (a)                                                     333          10,759
Safeway, Inc. (a)                                                            190           6,846
Saks, Inc.                                                                   894          16,771
Scholastic Corp. (a)                                                         294          10,393
Scientific Games Corp.                                                       183           5,680
Sears Holdings Corp.                                                          70          12,366
Service Corp. International (a)                                            2,238          23,835
ServiceMaster Co.                                                            729           9,513
Sinclair Broadcast Group, Inc. Cl A                                          416           4,896
Sirius Satellite Radio, Inc.                                               3,135          11,568
Six Flags, Inc.                                                              595           3,421
Sonic Corp.                                                                  454          10,083
Southwest Airlines Co. (a)                                                   479           7,233
Staples, Inc.                                                                462          11,883

Starbucks Corp.                                                              514          17,959
Starwood Hotels & Resorts Worldwide, Inc.                                    158           9,888
Station Casinos, Inc. (a)                                                     99           8,237
Stein Mart, Inc. (a)                                                         239           3,229
Stewart Enterprises, Inc. Cl A (a)                                           773           5,496
Strayer Education, Inc. (a)                                                  100          11,377
Sun-Times Media Group, Inc. Cl A                                             448           1,989
Supervalu, Inc. (a)                                                          557          21,155
Sysco Corp. (a)                                                              391          13,509
Talbots, Inc. (a)                                                            196           4,626
Target Corp.                                                                 489          30,005
Time Warner, Inc.                                                          1,784          39,015
Tractor Supply Co.                                                           242          12,180
Triarc Cos., Inc. Cl B                                                       297           5,806
Tribune Co. (a)                                                               86           2,626
Tuesday Morning Corp. (a)                                                    262           4,365
United Natural Foods, Inc.                                                   282           9,317
Univision Communications, Inc. Cl A                                          594          21,212
Urban Outfitters, Inc.                                                       313           7,637
Valassis Communications, Inc.                                                418           6,425
ValueClick, Inc.                                                             644          16,435
ValueVision Media, Inc. Cl A                                                 271           3,322
VCA Antech, Inc.                                                             573          19,264
Viacom, Inc. Cl B                                                            437          17,773
Wal-Mart Stores, Inc. (a)                                                  1,712          81,644
Walgreen Co. (a)                                                             695          31,484
Warner Music Group Corp.                                                     151           3,237
Washington Post Co. Cl B (a)                                                  17          12,966
Wendy's International, Inc. (a)                                              234           7,947
Westwood One, Inc.                                                           602           4,172
Whole Foods Market, Inc.                                                     369          15,937
Williams-Sonoma, Inc.                                                        206           7,210
WM Wrigley Jr. Co.                                                            28           1,418
WMS Industries, Inc. (a)                                                     205           8,130
Wynn Resorts Ltd.                                                            203          22,683
XM Satellite Radio Holdings, Inc. Cl A                                       752          10,686
Yum! Brands, Inc.                                                            198          11,882
Zale Corp.                                                                   347           9,549
                                                                                   -------------
                                                                                       2,367,696
                                                                                   -------------
FINANCIALS (11.4%)
A.G. Edwards, Inc. (a)                                                       200          13,242
ACE Ltd.                                                                     146           8,436
Affiliated Managers Group, Inc.                                               82           9,135
AFLAC, Inc. (a)                                                              317          15,092
Alexandria Real Estate Equities, Inc.                                        187          20,263
Alleghany Corp.                                                               15           5,378
Allstate Corp. (a)                                                           278          16,724
AMBAC Financial Group, Inc. (a)                                              283          24,932
Amcore Financial, Inc.                                                       186           6,281
American Express Co. (a)                                                     736          42,850
American Financial Group, Inc.                                               196           6,923
American Financial Realty Trust REIT                                         923          10,319
American Home Mortgage Investment Corp. REIT                                 380          13,277
American International Group, Inc. (a)                                     1,044          71,461
American National Insurance Co.                                               45           5,510
AmeriCredit Corp.                                                            314           8,522
Ameriprise Financial, Inc.                                                   114           6,721
Anchor Bancorp Wisconsin, Inc.                                               167           4,987

Annaly Capital Management, Inc.                                            1,577          21,731
AON Corp. (a)                                                                131           4,698
Arch Capital Group Ltd.                                                      120           7,751
Archstone-Smith Trust                                                        568          35,903
Arthur J. Gallagher & Co. (a)                                                264           7,569
Associated Banc-Corp.                                                        366          12,488
Assurant, Inc.                                                               273          15,173
Assured Guaranty Ltd.                                                        148           3,884
Astoria Financial Corp.                                                      215           6,362
Avalonbay Communities, Inc.                                                  185          27,447
Axis Capital Holdings Ltd.                                                   364          11,994
BancorpSouth, Inc. (a)                                                       552          13,982
Bank of America Corp. (a)                                                  2,029         106,684
Bank of Hawaii Corp.                                                         355          18,584
Bank of New York Co. (a)                                                     357          14,284
BB&T Corp. (a)                                                               250          10,565
Bear Stearns Cos. (a)                                                         50           8,243
BlackRock, Inc.                                                               39           6,543
Boston Properties, Inc.                                                      304          38,331
Brandywine Realty Trust                                                      684          23,844
BRE Properties, Inc.                                                         340          23,599
Brown & Brown, Inc.                                                          315           8,921
Camden Property Trust                                                        134          10,506
Capital One Financial Corp. (a)                                              176          14,150
CapitalSource, Inc.                                                          300           8,337
Cathay General Bancorp                                                       308          10,675
CB Richard Ellis Group, Inc. Cl A                                            537          20,197
CBL & Associates Properties, Inc.                                            450          21,119
Charles Schwab Corp. (a)                                                     662          12,525
Chicago Mercantile Exchange Holdings, Inc. Cl A                               23          12,956
Chittenden Corp.                                                             387          11,788
Chubb Corp. (a)                                                              184           9,575
Cincinnati Financial Corp. (a)                                               441          19,730
CIT Group, Inc.                                                              537          31,662
Citigroup, Inc. (a)                                                        2,248         123,931
Citizens Banking Corp.                                                       641          15,711
Colonial Bancgroup, Inc. (a)                                                 456          11,190
Colonial Properties Trust                                                    342          16,809
Comerica, Inc. (a)                                                            79           4,685
Commerce Bancshares, Inc.                                                    207          10,168
Commerce Group, Inc.                                                         476          14,366
Compass Bancshares, Inc.                                                     342          20,828
Conseco, Inc.                                                                452           8,972
Corporate Office Properties Trust                                            266          14,172
Countrywide Financial Corp. (a)                                              274          11,914
Cousins Properties, Inc.                                                     340          13,308
Crescent Real Estate Equities Co.                                            273           5,476
Cullen/Frost Bankers, Inc. (a)                                               140           7,494
Delphi Financial Group, Inc. Cl A (a)                                        302          11,891
Dime Community Bancshares                                                    270           3,626
Doral Financial Corp.                                                        747           1,935
Downey Financial Corp. (a)                                                   149          10,659
Duke Realty Corp.                                                            356          15,707
E*TRADE Financial Corp.                                                    1,065          25,965
East West Bancorp, Inc.                                                      402          15,437
Eaton Vance Corp. (a)                                                        368          12,622
Endurance Specialty Holdings Ltd.                                            169           5,746
Equity Inns, Inc.                                                            423           6,980
Equity Lifestyle Properties, Inc.                                            132           7,290
Equity Office Properties Trust                                               172           9,555
Equity Residential                                                           141           7,935

Erie Indemnity Co. Cl A                                                      149           8,235
Essex Property Trust, Inc.                                                   161          23,239
Everest Re Group Ltd.                                                        171          16,006
F.N.B. Corp.                                                                 415           7,300
Fannie Mae (a)                                                               432          24,421
Federal Realty Investment Trust                                              148          13,826
Federated Investors, Inc.                                                    294          10,381
Felcor Lodging Trust, Inc.                                                   513          11,322
Fifth Third Bancorp (a)                                                      216           8,618
First American Corp. (a)                                                     253          10,722
First Bancorp (Puerto Rico) (a)                                              601           6,419
First Horizon National Corp.                                                 299          13,036
First Marblehead Corp. (a)                                                   169           9,194
First Midwest Bancorp (a)                                                    371          13,927
First Niagara Financial Group, Inc.                                          933          13,519
FirstMerit Corp. (a)                                                         628          14,143
Forest City Enterprises, Inc. Cl A                                           158           9,551
Franklin Resources, Inc. (a)                                                 107          12,745
Freddie Mac (a)                                                              310          20,128
Fremont General Corp. (a)                                                    489           6,650
Friedman Billings Ramsey Group, Inc. Cl A                                  1,114           8,756
Fulton Financial Corp.                                                     1,312          20,992
Genworth Financial, Inc. Cl A                                                212           7,399
Goldman Sachs Group, Inc.                                                    165          35,006
Greater Bay Bancorp (a)                                                      424          11,847
Hancock Holding Co.                                                           79           3,712
Hartford Financial Services Group, Inc. (a)                                  138          13,098
HCC Insurance Holdings, Inc. (a)                                             282           8,798
Health Care Property Investors, Inc.                                         517          21,326
Health Care REIT, Inc.                                                       550          25,746
Healthcare Realty Trust, Inc.                                                356          15,087
Highwoods Properties, Inc.                                                   399          17,436
Hilb Rogal & Hobbs Co. (a)                                                   225           9,506
Horace Mann Educators Corp.                                                  343           6,802
Hospitality Properties Trust                                                 204           9,955
HRPT Properties Trust                                                      1,591          20,715
Hudson City Bancorp, Inc.                                                  1,396          19,223
Huntington Bancshares, Inc. (a)                                              652          15,179
IMPAC Mortgage Holdings, Inc.                                                571           4,922
IndyMac Bancorp, Inc.                                                        518          20,145
International Bancshares Corp.                                                68           1,993
Investment Technology Group, Inc. (a)                                        271          11,816
Investors Financial Services Corp. (a)                                       178           8,325
IPC Holdings Ltd.                                                            196           5,772
iStar Financial, Inc.                                                        335          16,800
Janus Capital Group, Inc.                                                    528          10,813
Jones Lang LaSalle, Inc.                                                      95           9,928
JPMorgan Chase & Co.                                                       1,575          80,214
KeyCorp (a)                                                                  187           7,138
Kilroy Realty Corp.                                                          215          18,671
Kimco Realty Corp.                                                           548          27,181
KKR Financial Corp.                                                          229           6,197
Knight Capital Group, Inc. Cl A                                              778          14,058
LaBranche & Co., Inc.                                                        452           4,240
LaSalle Hotel Properties                                                     248          11,807
Lazard Ltd.                                                                  328          16,649
Legg Mason, Inc. (a)                                                          96          10,066
Lehman Brothers Holdings, Inc. (a)                                           243          19,984
Lexington Corporate Properties Trust                                         415           8,831
Liberty Property Trust                                                       232          12,004

Lincoln National Corp. (a)                                                   132           8,862
Loews Corp. (a)                                                              210           9,127
M&T Bank Corp. (a)                                                            39           4,731
Macerich Co.                                                                 176          16,813
Mack-Cali Realty Corp.                                                       159           8,847
MAF Bancorp, Inc. (a)                                                        223          10,022
Markel Corp.                                                                  25          12,128
Marsh & McLennan Cos. (a)                                                    241           7,110
Marshall & Ilsley Corp. (a)                                                  655          30,824
MasterCard, Inc. Cl A                                                        159          17,736
MBIA, Inc. (a)                                                               359          25,787
Mellon Financial Corp. (a)                                                   192           8,206
Mercantile Bankshares Corp. (a)                                              331          15,593
Mercury General Corp.                                                         75           3,912
Merrill Lynch & Co., Inc. (a)                                                410          38,360
MetLife, Inc.                                                                232          14,412
MGIC Investment Corp. (a)                                                    224          13,825
Mid-America Apartment Communities, Inc.                                      175          10,521
Montpelier Re Holdings Ltd.                                                  315           5,490
Moody's Corp.                                                                174          12,451
Morgan Stanley (a)                                                           439          36,345
Nasdaq Stock Market, Inc. (a)                                                258           8,793
National City Corp. (a)                                                      263           9,955
National Financial Partners Corp.                                            241          11,833
Nationwide Financial Services, Inc. Cl A (a)                                 405          22,133
Nationwide Health Properties, Inc.                                           653          21,758
New Century Financial Corp.                                                  420          12,713
New Plan Excel Realty Trust, Inc.                                            297           8,649
New York Community Bancorp, Inc.                                             795          13,428
NewAlliance Bancshares, Inc.                                                 737          11,792
NovaStar Financial, Inc.                                                     236           5,013
Nuveen Investments, Inc.                                                     188           9,306
NYSE Group, Inc.                                                              39           3,899
Ohio Casualty Corp.                                                          504          14,888
Old National Bancorp                                                         435           8,152
Old Republic International Corp. (a)                                         558          12,443
Pacific Capital Bancorp                                                      396          12,656
Park National Corp.                                                           73           7,193
PartnerRe Ltd.                                                               168          11,424
Pennsylvania Real Estate Investment Trust                                    310          13,237
Philadelphia Consolidated Holding Co. (a)                                    412          18,565
Phoenix Cos., Inc.                                                           927          13,933
Platinum Underwriters Holdings Ltd.                                          412          12,298
Plum Creek Timber Co., Inc. REIT                                             468          18,837
PMI Group, Inc.                                                              206           9,851
PNC Financial Services Group, Inc. (a)                                       134           9,885
Popular, Inc.                                                                756          13,805
Potlatch Corp. REIT                                                          318          15,013
Principal Financial Group, Inc.                                              129           7,948
ProAssurance Corp.                                                           180           9,142
Progressive Corp. (a)                                                        525          12,175
Protective Life Corp. (a)                                                    190           9,297
Provident Bankshares Corp.                                                   278           9,852
Provident Financial Services, Inc.                                           433           7,881
Prudential Financial, Inc.                                                   212          18,896
Public Storage, Inc.                                                          82           8,918
Radian Group, Inc. (a)                                                       238          14,332

Rayonier, Inc. REIT (a)                                                      233          10,066
Realty Income Corp.                                                          767          22,074
Redwood Trust, Inc. (a)                                                      187          11,886
Regency Centers Corp.                                                        174          15,155
Regions Financial Corp.                                                      370          13,430
Reinsurance Group of America, Inc.                                            89           5,175
RenaissanceRe Holdings Ltd.                                                  184           9,802
Safeco Corp. (a)                                                             329          21,059
SEI Investments Co. (a)                                                      183          11,406
Selective Insurance Group, Inc. (a)                                          193           9,930
Simon Property Group, Inc.                                                   139          15,900
Sky Financial Group, Inc.                                                    309           8,760
SL Green Realty Corp.                                                        149          21,901
SLM Corp.                                                                    261          11,996
South Financial Group, Inc.                                                  554          14,315
Sovereign Bancorp, Inc.                                                      874          21,543
St. Joe Co.                                                                  208          12,043
St. Paul Travelers Cos., Inc. (a)                                            319          16,221
StanCorp Financial Group, Inc. (a)                                           382          18,279
Sterling Bancshares, Inc.                                                    540           6,507
Sunstone Hotel Investors, Inc. REIT                                          414          11,712
SunTrust Banks, Inc. (a)                                                     166          13,795
Susquehanna Bancshares, Inc.                                                 375           9,465
SVB Financial Group                                                          242          11,289
SWS Group, Inc.                                                              234           5,904
Synovus Financial Corp. (a)                                                  713          22,766
T. Rowe Price Group, Inc.                                                    660          31,673
Taubman Centers, Inc.                                                        370          21,560
TCF Financial Corp.                                                          370           9,391
TD Ameritrade Holding Corp.                                                  156           2,760
TD Banknorth, Inc.                                                           207           6,676
Thornburg Mortgage, Inc.                                                     312           8,393
Torchmark Corp. (a)                                                          286          18,587
Trustco Bank Corp.                                                           596           6,270
Trustmark Corp.                                                              414          12,196
U.S. Bancorp                                                                 799          28,444
UCBH Holdings, Inc.                                                          676          12,675
UnionBanCal Corp.                                                            163          10,533
United Bankshares, Inc.                                                      336          12,271
United Dominion Realty Trust, Inc.                                           397          13,018
Unitrin, Inc.                                                                127           6,504
UnumProvident Corp. (a)                                                      900          19,800
Valley National Bancorp                                                      331           8,477
Ventas, Inc.                                                                 307          14,199
W Holding Co., Inc.                                                        1,143           6,012
Wachovia Corp.                                                               932          52,658
Waddell & Reed Financial, Inc.                                               242           6,212
Washington Federal, Inc.                                                     644          14,934
Washington Mutual, Inc. (a)                                                  421          18,772
Webster Financial Corp.                                                      415          20,675
Weingarten Realty Investors                                                  236          11,684
Wells Fargo & Co. (a)                                                      1,437          51,617
Westamerica Bancorp                                                          218          10,867
White Mountains Insurance Group Ltd.                                          22          12,753
Whitney Holding Corp. (a)                                                    505          15,978
Willis Group Holdings Ltd.                                                   346          14,138
Wilmington Trust Corp. (a)                                                   192           8,051
Wintrust Financial Corp.                                                     148           6,777
XL Capital Ltd. Cl A                                                          73           5,037
                                                                                   -------------
                                                                                       3,760,710
                                                                                   -------------
HEALTH CARE (5.9%)

Abbott Laboratories (a)                                                      708          37,524
Abraxis BioScience, Inc.                                                      67           1,751
Advanced Medical Optics, Inc.                                                155           5,696
Aetna, Inc.                                                                  346          14,587
Affymetrix, Inc. (a)                                                         181           4,518
Alcon, Inc.                                                                   55           6,477
Alexion Pharmaceuticals, Inc.                                                235           9,769
Alkermes, Inc. (a)                                                           734          10,951
Allergan, Inc. (a)                                                           109          12,721
American Medical Systems Holdings, Inc.                                      490           9,751
Amgen, Inc.                                                                  778          54,747
Amylin Pharmaceuticals, Inc.                                                 322          12,487
Applied Biosystems Group-Applera Corp.                                       485          16,859
Apria Healthcare Group, Inc. (a)                                             300           8,331
Arthrocare Corp.                                                             153           5,646
Barr Pharmaceuticals, Inc.                                                   272          14,557
Bausch & Lomb, Inc. (a)                                                      149           8,296
Beckman Coulter, Inc. (a)                                                    172          11,097
Becton Dickinson & Co. (a)                                                   167          12,849
Bio-Rad Laboratories, Inc. Cl A                                              113           9,723
Biogen Idec, Inc.                                                            212          10,248
BioMarin Pharmaceutical, Inc.                                                621          11,762
Biomet, Inc. (a)                                                             160           6,778
Biosite, Inc.                                                                117           6,304
Boston Scientific Corp.                                                      853          15,738
Bristol-Myers Squibb Co. (a)                                                 877          25,249
C.R. Bard, Inc. (a)                                                          262          21,620
Caremark Rx, Inc.                                                            291          17,827
Celera Genomics Group-Applera Corp.                                          586           9,294
Celgene Corp.                                                                244          13,098
Cephalon, Inc.                                                               144          10,427
Charles River Laboratories International, Inc.                               189           8,505
CIGNA Corp. (a)                                                               45           5,958
Community Health Systems, Inc.                                               264           9,438
Cooper Cos. (a)                                                              122           5,819
Covance, Inc.                                                                177          10,912
Coventry Health Care, Inc.                                                   403          20,775
Cubist Pharmaceuticals, Inc.                                                 335           6,164
CV Therapeutics, Inc.                                                        397           5,356
Cyberonics, Inc.                                                             159           3,350
Cytyc Corp.                                                                  313           9,052
Dade Behring Holdings, Inc.                                                  240          10,099
DaVita, Inc.                                                                 280          15,288
Dentsply International, Inc. (a)                                             401          12,367
Edwards Lifesciences Corp.                                                   398          20,362
Eli Lilly & Co. (a)                                                          439          23,759
Endo Pharmaceuticals Holdings, Inc.                                          369          11,336
Enzo Biochem, Inc.                                                           255           3,784
eResearch Technology, Inc.                                                   280           1,960
Express Scripts, Inc.                                                         82           5,701
Forest Laboratories, Inc.                                                    229          12,849
Gen-Probe, Inc.                                                              353          18,257
Genentech, Inc.                                                              301          26,298
Genzyme Corp.                                                                188          12,357
Gilead Sciences, Inc.                                                        302          19,425
Haemonetics Corp. (a)                                                        189           9,117
Health Management Associates, Inc. Cl A                                      695          13,518

Health Net, Inc.                                                             313          15,246
Healthways, Inc.                                                             242          10,989
Henry Schein, Inc. (a)                                                       232          11,779
Hologic, Inc.                                                                337          18,720
Hospira, Inc.                                                                426          15,668
Human Genome Sciences, Inc.                                                  803           9,459
Humana, Inc. (a)                                                             443          24,587
IDEXX Laboratories, Inc. (a)                                                 213          18,278
ImClone Systems, Inc. (a)                                                    185           5,450
Immucor, Inc. (a)                                                            475          14,982
Incyte Corp.                                                                 669           4,971
InterMune, Inc.                                                              190           6,650
Intuitive Surgical, Inc.                                                      99           9,743
Invacare Corp. (a)                                                           267           5,765
Invitrogen Corp.                                                             146           8,940
Johnson & Johnson (a)                                                      1,941         129,658
Kinetic Concepts, Inc.                                                       143           7,034
King Pharmaceuticals, Inc.                                                   715          12,770
Kyphon, Inc.                                                                 312          14,598
Laboratory Corp. of America Holdings                                         297          21,812
Lincare Holdings, Inc.                                                       260          10,231
Magellan Health Services, Inc.                                               228           9,305
Manor Care, Inc. (a)                                                         173           9,211
Medarex, Inc.                                                                758          10,210
Medco Health Solutions, Inc.                                                 180          10,658
Medicines Co.                                                                352          10,778
Medicis Pharmaceutical Corp.                                                 381          14,451
Medimmune, Inc.                                                              597          20,692
Medtronic, Inc. (a)                                                          755          40,355
Mentor Corp.                                                                 294          14,991
Merck & Co., Inc. (a)                                                      1,017          45,511
MGI Pharma, Inc.                                                             549          10,552
Millennium Pharmaceuticals, Inc.                                             925          10,268
Millipore Corp. (a)                                                          148          10,135
Molecular Devices Corp.                                                      123           4,327
Mylan Laboratories, Inc. (a)                                                 536          11,867
Myriad Genetics, Inc.                                                        237           8,470
Nabi Biopharmaceuticals                                                      528           3,062
Nektar Therapeutics                                                          627           7,963
Neurocrine Biosciences, Inc.                                                 305           4,264
Noven Pharmaceuticals, Inc.                                                  172           4,706
Onyx Pharmaceuticals, Inc.                                                   254           3,010
OSI Pharmaceuticals, Inc.                                                    152           5,171
Par Pharmaceutical Cos., Inc.                                                237           6,252
PAREXEL International Corp. (a)                                              198           6,485
Patterson Cos., Inc.                                                         361          13,577
PDL BioPharma, Inc.                                                          307           6,297
Pediatrix Medical Group, Inc. (a)                                            339          17,811
Perrigo Co.                                                                  636          10,990
Pfizer, Inc. (a)                                                           3,314          86,958
Pharmaceutical Product Development, Inc.                                     281           9,695
PolyMedica Corp.                                                             148           5,926
PSS World Medical, Inc.                                                      493           9,870
Psychiatric Solutions, Inc.                                                  332          12,928
Quest Diagnostics, Inc. (a)                                                   98           5,143
Regeneron Pharmaceuticals, Inc.                                              378           7,518
ResMed, Inc.                                                                 197          10,358
Respironics, Inc. (a)                                                        197           8,392
Savient Pharmaceuticals, Inc.                                                357           5,330
Sepracor, Inc.                                                               296          16,890
Sierra Health Services, Inc. (a)                                             358          14,392

St. Jude Medical, Inc. (a)                                                   256          10,947
Stryker Corp. (a)                                                            173          10,716
Sunrise Senior Living, Inc.                                                  309          11,050
Techne Corp.                                                                 261          15,148
Telik, Inc.                                                                  326           2,187
Tenet Healthcare Corp. (a)                                                 1,385           9,778
United Surgical Partners International, Inc.                                 311           9,476
United Therapeutics Corp.                                                    165           8,844
UnitedHealth Group, Inc.                                                     887          46,354
Universal Health Services, Inc. (Cl B)                                       143           8,284
Varian Medical Systems, Inc. (a)                                             320          14,762
Varian, Inc.                                                                 217          11,612
Ventana Medical Systems, Inc.                                                202           8,504
Vertex Pharmaceuticals, Inc.                                                 345          12,196
Viasys Healthcare, Inc.                                                      234           6,887
Waters Corp.                                                                 252          14,286
Watson Pharmaceuticals, Inc.                                                 302           8,220
WellCare Health Plans, Inc.                                                  242          18,750
WellPoint, Inc.                                                              424          33,233
Wyeth                                                                        598          29,547
Zimmer Holdings, Inc.                                                        155          13,054
                                                                                   -------------
                                                                                       1,924,422
                                                                                   -------------
INDUSTRIALS (8.1%)
AAR Corp. (a)                                                                265           7,894
Accenture Ltd. Cl A                                                          363          13,703
Actuant Corp. Cl A                                                           190           9,460
Acuity Brands, Inc. (a)                                                      277          16,069
Administaff, Inc. (a)                                                        183           7,492
Aeroflex, Inc. (a)                                                           478           5,717
Affiliated Computer Services, Inc. Cl A (a)                                  305          14,942
AGCO Corp.                                                                   683          23,202
Agilent Technologies, Inc.                                                   284           9,088
Alexander & Baldwin, Inc. (a)                                                301          14,881
Alliance Data Systems Corp.                                                  160          10,869
Alliant Techsystems, Inc.                                                    217          17,577
Allied Waste Industries, Inc. (a)                                            754           9,644
Ametek, Inc. (a)                                                             279           9,670
Amphenol, Inc.                                                               220          14,898
Anixter International, Inc. (a)                                              238          13,154
Aptargroup, Inc.                                                             227          13,849
Armor Holdings, Inc.                                                         232          14,036
Arrow Electronics, Inc.                                                      308          10,857
Astec Industries, Inc.                                                       119           4,285
Automatic Data Processing, Inc. (a)                                          364          17,370
Avnet, Inc. (a)                                                              371          11,520
AVX Corp.                                                                    160           2,312
Ball Corp. (a)                                                               289          13,386
BearingPoint, Inc.                                                           527           4,221
Bemis Co., Inc. (a)                                                          312          10,580
Benchmark Electronics, Inc.                                                  451          10,215
Boeing Co. (a)                                                               465          41,645
Bowne & Co.                                                                  237           3,564
Brink's Co.                                                                  288          17,899
Bucyrus International, Inc. Cl A                                             230          10,674
C.H. Robinson Worldwide, Inc.                                                433          22,971
Carlisle Cos. (a)                                                            209          17,021
Ceradyne, Inc.                                                               155           8,382
Ceridian Corp.                                                               410          12,288
CheckFree Corp.                                                              210           8,700

Checkpoint Systems, Inc. (a)                                                 236           4,434
Choicepoint, Inc.                                                            194           7,467
Clarcor, Inc. (a)                                                            360          12,478
Cognex Corp.                                                                 271           5,913
Coherent, Inc.                                                               224           6,888
Con-way, Inc.                                                                107           5,322
Convergys Corp.                                                              403          10,494
Cooper Industries, Ltd.                                                      263          24,036
Corporate Executive Board Co.                                                111          10,071
Corrections Corp. of America                                                 421          20,511
Cummins, Inc. (a)                                                            128          17,224
Curtiss-Wright Corp. (a)                                                     306          11,683
Danaher Corp. (a)                                                            174          12,886
Deere & Co. (a)                                                              111          11,131
Deluxe Corp. (a)                                                             411          12,297
Dionex Corp.                                                                 126           7,487
Donaldson Co., Inc. (a)                                                      494          17,399
Dover Corp. (a)                                                              519          25,742
DRS Technologies, Inc.                                                       272          15,069
Eagle Materials, Inc.                                                        310          15,311
EGL, Inc.                                                                    228           8,689
Electro Scientific Industries, Inc.                                          235           4,933
ElkCorp.                                                                     140           6,070
EMCOR Group, Inc. (a)                                                        220          12,632
Energy Conversion Devices, Inc.                                              267           9,198
ESCO Technologies, Inc.                                                      160           7,643
Esterline Technologies Corp. (a)                                             159           6,355
Expeditors International of Washington, Inc.                                 545          23,266
Fastenal Co.                                                                 383          14,278
FedEx Corp. (a)                                                              189          20,866
Fidelity National Information Services, Inc.                                 710          30,189
First Data Corp. (a)                                                         544          13,524
Fiserv, Inc.                                                                 440          23,131
Flextronics International Ltd.                                             1,522          17,701
Flir Systems, Inc.                                                           484          14,960
Flowserve Corp. (a)                                                          147           7,801
Fluor Corp.                                                                  237          19,576
Fortune Brands, Inc. (a)                                                      57           4,772
Forward Air Corp.                                                            230           7,217
Foster Wheeler Ltd.                                                          181           9,678
FTI Consulting, Inc.                                                         268           7,346
FuelCell Energy, Inc.                                                        352           2,327
Gardner Denver, Inc. (a)                                                     327          12,606
General Cable Corp. (a)                                                      371          16,001
General Dynamics Corp. (a)                                                   129          10,081
General Electric Co. (a)                                                   4,704         169,578
General Maritime Corp.                                                       227           8,283
Genlyte Group, Inc.                                                           73           5,531
Global Payments, Inc.                                                        229           8,647
Goodrich Corp. (a)                                                           331          16,226
Graco, Inc. (a)                                                              182           7,420
GrafTech International Ltd.                                                  819           6,650
Granite Construction, Inc.                                                   239          12,801
Harsco Corp. (a)                                                             110           9,447
Honeywell International, Inc. (a)                                            355          16,220
Hubbell, Inc. Cl B (a)                                                       149           7,182
IDEX Corp. (a)                                                               363          18,840
Ingersoll-Rand Co. Ltd. Cl A                                                 152           6,518
Insituform Technologies, Inc. Cl A                                           220           6,140
Iron Mountain, Inc.                                                          486          13,598

Itron, Inc. (a)                                                              185          10,663
ITT Corp. (a)                                                                462          27,558
J.B. Hunt Transport Services, Inc.                                           241           6,056
Jabil Circuit, Inc.                                                          506          12,139
Jacobs Engineering Group, Inc.                                               143          12,949
Joy Global, Inc.                                                             297          13,802
Kaman Corp.                                                                  194           4,421
Kansas City Southern                                                         564          16,954
Kaydon Corp. (a)                                                             205           8,836
Kemet Corp.                                                                  693           5,225
Kennametal, Inc. (a)                                                         277          17,119
L-3 Communications Holdings, Inc.                                            308          25,361
Landstar System, Inc.                                                        403          17,043
Lincoln Electric Holdings, Inc.                                              250          15,193
Littelfuse, Inc. (a)                                                         151           4,740
Lockheed Martin Corp. (a)                                                    223          21,673
Louisiana-Pacific Corp. (a)                                                  301           6,896
Manitowoc Co. (a)                                                            428          22,196
Manpower, Inc. (a)                                                           223          16,263
Martin Marietta Materials, Inc. (a)                                          126          14,543
Masco Corp. (a)                                                              201           6,430
McDermott International, Inc. (a)                                            300          15,492
MDU Resources Group, Inc. (a)                                                492          12,718
MeadWestvaco Corp.                                                           533          16,065
Methode Electronics, Inc. (a)                                                328           3,611
Mettler-Toledo International, Inc.                                           115           9,522
Molex, Inc. Cl A                                                             227           5,968
Monster Worldwide, Inc.                                                      315          15,564
Moog, Inc. Cl A (a)                                                          273          10,644
MSC Industrial Direct Co. (a)                                                342          14,771
Mueller Industries, Inc.                                                     310          10,097
National Instruments Corp.                                                   370          10,660
Navigant Consulting, Inc.                                                    355           7,377
Navistar International Corp. (a)                                             191           8,450
Newport Corp.                                                                308           6,148
Nordson Corp.                                                                215          11,120
Northrop Grumman Corp. (a)                                                   165          11,705
Old Dominion Freight Line, Inc.                                              238           6,612
OMI Corp. (a)                                                                560          12,354
Oshkosh Truck Corp.                                                          204          10,771
Owens-Illinois, Inc. (a)                                                     398           8,859
Packaging Corp. of America                                                   253           5,779
Pactiv Corp. (a)                                                             359          11,646
Pall Corp. (a)                                                               317          11,019
Parker Hannifin Corp. (a)                                                    306          25,325
Paychex, Inc. (a)                                                            245           9,802
PerkinElmer, Inc. (a)                                                        949          22,653
Power-One, Inc.                                                              659           4,870
Powerwave Technologies, Inc.                                                 949           5,542
Precision Castparts Corp. (a)                                                338          30,045
Quanta Services, Inc.                                                        755          15,530
R.R. Donnelley & Sons Co. (a)                                                571          21,184
Raytheon Co.                                                                 171           8,875
Republic Services, Inc.                                                      326          14,100
Resources Connection, Inc.                                                   337          10,582
Robert Half International, Inc.                                              422          17,175
Rockwell Automation Corp. (a)                                                110           6,733
Rockwell Collins, Inc.                                                       432          29,467
Roper Industries, Inc.                                                       242          12,565
Ryder System, Inc. (a)                                                       173           9,435
Sanmina-SCI Corp.                                                          1,514           5,299
Sealed Air Corp. (a)                                                         227          14,959

Shaw Group, Inc. (a)                                                         563          19,007
Smurfit-Stone Container Corp.                                                751           8,111
Solectron Corp.                                                            2,698           8,769
Sonoco Products Co. (a)                                                      293          11,281
Spherion Corp.                                                               510           4,197
SPX Corp.                                                                    161          11,301
Stamps.com, Inc.                                                             157           2,297
Stericycle, Inc. (a)                                                         308          23,716
TASER International, Inc.                                                    451           3,495
Tektronix, Inc. (a)                                                          232           6,559
Teleflex, Inc. (a)                                                           253          16,895
Teletech Holdings, Inc.                                                      311           8,381
Temple-Inland, Inc. (a)                                                      321          16,031
Terex Corp. (a)                                                              273          15,531
Tetra Tech, Inc.                                                             481           8,648
Texas Industries, Inc. (a)                                                   168          12,335
Thomas & Betts Corp. (a)                                                     164           7,854
Timken Co. (a)                                                               261           7,467
Toro Co. (a)                                                                 295          15,125
Trimble Navigation Ltd.                                                      381          21,557
Trinity Industries, Inc. (a)                                                 228           8,721
Tyco International Ltd. (a)                                                  906          28,883
Union Pacific Corp. (a)                                                      121          12,221
United Parcel Service, Inc. Cl B                                             440          31,803
United Rentals, Inc. (a)                                                     562          14,472
USG Corp.                                                                    210          11,256
UTi Worldwide, Inc.                                                          219           6,658
Veeco Instruments, Inc.                                                      214           4,107
Viad Corp.                                                                   170           7,130
Vishay Intertechnology, Inc.                                                 482           6,333
Vulcan Materials Co. (a)                                                     214          21,794
W.W. Grainger, Inc. (a)                                                      195          15,142
Wabash National Corp. (a)                                                    249           3,969
Wabtec                                                                       353          11,303
Walter Industries, Inc.                                                      337           9,497
Washington Group International, Inc.                                         204          11,655
Waste Connections, Inc.                                                      343          14,945
Waste Management, Inc. (a)                                                   254           9,647
Watsco, Inc. (a)                                                             148           7,551
Werner Enterprises, Inc.                                                     463           8,802
Wesco International, Inc.                                                    129           7,833
Western Union Co.                                                            544          12,153
World Fuel Services Corp. (a)                                                206           9,445
Zebra Technologies Corp. Cl A                                                196           6,795
                                                                                   -------------
                                                                                       2,629,624
                                                                                   -------------
OIL & GAS (3.7%)
Anadarko Petroleum Corp. (a)                                                 206           9,013
Apache Corp. (a)                                                             151          11,018
Atwood Oceanics, Inc.                                                        168           8,126
Baker Hughes, Inc. (a)                                                       210          14,496
BJ Services Co.                                                              209           5,781
Cabot Oil & Gas Corp. (a)                                                    311          20,171
Cameron International Corp.                                                  274          14,385
Cheniere Energy, Inc.                                                        362          10,020
Chesapeake Energy Corp. (a)                                                  190           5,626
Chevron Corp.                                                              1,006          73,318
Cimarex Energy Co.                                                           255           9,557
ConocoPhillips                                                               701          46,553
Denbury Resources, Inc. (a)                                                  319           8,836
Devon Energy Corp.                                                           205          14,368
Diamond Offshore Drilling, Inc. (a)                                           41           3,462
Dynegy, Inc. Cl A                                                          3,128          22,052

El Paso Corp.                                                              1,964          30,481
Encore Acquisition Co.                                                       352           9,134
ENSCO International, Inc. (a)                                                383          19,483
EOG Resources, Inc.                                                          127           8,780
Exxon Mobil Corp.                                                          2,625         194,514
FMC Technologies, Inc.                                                       186          11,519
Global Industries Ltd. (a)                                                   718           9,671
GlobalSantaFe Corp.                                                          167           9,688
Grant Prideco, Inc.                                                          356          13,948
Grey Wolf, Inc.                                                            1,638          11,188
Halliburton Co. (a)                                                          656          19,378
Hanover Compressor Co. (a)                                                   641          12,403
Helix Energy Solutions Group, Inc.                                           221           7,110
Hess Corp.                                                                   122           6,587
Holly Corp.                                                                  302          15,912
Houston Exploration Co. (a)                                                  204          10,673
Hydril                                                                       122           9,650
Input/Output, Inc.                                                           571           7,817
Kinder Morgan, Inc.                                                           76           8,056
Lone Star Technologies, Inc. (a)                                             220          10,637
Marathon Oil Corp.                                                           168          15,177
Nabors Industries Ltd.                                                       745          22,559
National Oilwell Varco, Inc.                                                 121           7,337
Newpark Resources, Inc. (a)                                                  784           4,955
Noble Corp.                                                                  348          26,083
Noble Energy, Inc.                                                           473          25,263
Occidental Petroleum Corp. (a)                                               419          19,425
Oceaneering International, Inc.                                              375          14,801
OGE Energy Corp. (a)                                                         245           9,486
Parker Drilling Co. (a)                                                      836           7,741
Patterson-UTI Energy, Inc.                                                   398           9,612
Penn Virginia Corp.                                                          135           9,893
Plains Exploration & Production Co.                                          205           9,889
Pogo Producing Co.                                                           155           7,680
Pride International, Inc.                                                    402          11,582
Quicksilver Resources, Inc.                                                   99           3,926
Range Resources Corp. (a)                                                    375          11,509
Rowan Cos., Inc. (a)                                                         304           9,999
Schlumberger Ltd. (a)                                                        788          50,031
SEACOR Holding, Inc. (a)                                                     154          15,589
Smith International, Inc.                                                    530          21,030
Southwestern Energy Co. (a)                                                  410          15,769
St. Mary Land & Exploration Co.                                              383          13,784
Stone Energy Corp. (a)                                                       202           6,866
Sunoco, Inc. (a)                                                              68           4,293
Superior Energy Services, Inc.                                               500          15,160
Tesoro Corp. (a)                                                             202          16,643
Tetra Technologies, Inc. (a)                                                 513          11,881
TODCO                                                                        369          12,778
Transocean, Inc. (a)                                                         199          15,397
Unit Corp. (a)                                                               317          15,368
Valero Energy Corp. (a)                                                      281          15,253
W-H Energy Services, Inc.                                                    214           9,711
Weatherford International Ltd.                                               247           9,974
Williams Cos. (a)                                                            247           6,667
XTO Energy, Inc.                                                             265          13,375
                                                                                   -------------
                                                                                       1,199,897
                                                                                   -------------
TECHNOLOGY (7.5%)
3Com Corp. (a)                                                             1,125           4,388
Actel Corp.                                                                  202           3,608
Adaptec, Inc. (a)                                                            937           3,373
ADC Telecommunications, Inc.                                                 330           5,326

Adobe Systems, Inc. (a)                                                      366          14,226
Adtran, Inc.                                                                 424           9,396
Advanced Micro Devices, Inc.                                                 366           5,691
Advent Software, Inc.                                                        150           5,363
Agere Systems, Inc.                                                        1,281          25,799
Agile Software Corp.                                                         467           2,923
Agilysys, Inc.                                                               267           5,060
Akamai Technologies, Inc.                                                    418          23,483
Altera Corp.                                                                 898          18,005
American Power Conversion Corp.                                              527          16,200
American Tower Corp. Cl A                                                    297          11,830
Amkor Technology, Inc.                                                       820           8,635
Analog Devices, Inc.                                                         209           6,845
Andrew Corp.                                                                 453           4,811
Ansys, Inc. (a)                                                              219          10,926
Apple Computer, Inc.                                                         570          48,866
Applied Materials, Inc. (a)                                                  902          15,992
Ariba, Inc.                                                                  612           5,692
Asyst Technologies, Inc. (a)                                                 425           2,758
ATMI, Inc.                                                                   234           7,825
Autodesk, Inc. (a)                                                           577          25,226
Avaya, Inc.                                                                1,210          15,524
Avocent Corp.                                                                293          10,120
Axcelis Technologies, Inc.                                                   822           5,294
BEA Systems, Inc.                                                          1,142          14,081
Borland Software Corp.                                                       683           3,729
Broadcom Corp.                                                               340          10,853
Brocade Communications Systems, Inc.                                       2,817          24,166
Brooks Automation, Inc.                                                      627           8,728
C-COR, Inc. (a)                                                              277           3,792
Cabot Microelectronics Corp.                                                 163           4,921
Caci International, Inc. Cl A                                                214          10,064
Cadence Design Systems, Inc.                                                 820          15,498
CDW Corp.                                                                    169          10,845
Cerner Corp. (a)                                                             167           7,503
Check Point Software Technologies Ltd.                                       508          12,121
Ciber, Inc.                                                                  478           3,289
Ciena Corp.                                                                  634          17,809
Cisco Systems, Inc.                                                        4,082         108,539
Citrix Systems, Inc. (a)                                                     464          14,695
Cognizant Technology Solutions Corp.                                         350          29,852
Computer Sciences Corp. (a)                                                  462          24,237
Compuware Corp.                                                              983           8,818
Conexant Systems, Inc.                                                     4,069           7,568
Corning, Inc. (a)                                                            998          20,798
Cree, Inc.                                                                   562           8,644
Crown Castle International Corp.                                             547          19,233
CSG Systems International, Inc. (a)                                          404          10,132
Cymer, Inc.                                                                  236           9,966
Cypress Semiconductor Corp.                                                1,141          21,051
Dell, Inc.                                                                 1,336          32,398
Dendrite International, Inc.                                                 328           3,578
Digital River, Inc.                                                          278          14,228
DST Systems, Inc.                                                            129           9,092
Dycom Industries, Inc.                                                       321           7,264
EarthLink, Inc.                                                              810           5,921
Electronics for Imaging, Inc. (a)                                            410           9,451
EMC Corp.                                                                  1,472          20,593
Emulex Corp.                                                                 710          12,603

Equinix, Inc.                                                                175          14,712
Exar Corp.                                                                   288           3,773
Extreme Networks, Inc.                                                       936           3,884
F5 Networks, Inc.                                                            286          20,432
Fair Isaac Corp. (a)                                                         184           7,327
Fairchild Semiconductor International, Inc.                                  347           6,180
FormFactor, Inc.                                                             301          12,236
Gateway, Inc. (a)                                                          2,217           4,545
Google, Inc. Cl A                                                            149          74,693
Harmonic, Inc.                                                               651           5,892
Harris Corp. (a)                                                             329          16,720
Hewlett-Packard Co. (a)                                                    1,246          53,926
Hyperion Solutions Corp.                                                     408          17,226
Ikon Office Solutions, Inc. (a)                                              785          11,697
Informatica Corp.                                                            629           7,900
InfoSpace, Inc.                                                              226           5,252
Ingram Micro, Inc. Cl A (a)                                                  405           7,902
Insight Enterprises, Inc.                                                    404           8,213
Intel Corp. (a)                                                            3,908          81,911
Inter-Tel, Inc. (a)                                                          181           4,096
InterDigital Communications Corp. (a)                                        381          13,217
Intermec, Inc.                                                               359           8,627
International Business Machines Corp. (a)                                    693          68,710
International Rectifier Corp.                                                194           8,096
Intersil Corp. Cl A                                                          344           8,105
Interwoven, Inc.                                                             338           5,307
Intuit, Inc.                                                                 819          25,758
j2 Global Communications, Inc.                                               362           9,586
JDA Software Group, Inc.                                                     255           4,080
JDS Uniphase Corp.                                                           563          10,010
Juniper Networks, Inc.                                                       362           6,559
Keane, Inc. (a)                                                              413           5,026
KLA-Tencor Corp. (a)                                                         132           6,498
Kronos, Inc.                                                                 222           8,436
Kulicke & Soffa Industries, Inc.                                             500           4,640
Lam Research Corp. (a)                                                       350          16,034
Lattice Semiconductor Corp.                                                  866           5,075
Lexmark International, Inc.                                                  260          16,388
Linear Technology Corp. (a)                                                  204           6,314
LSI Logic Corp. (a)                                                        1,013           9,522
Macrovision Corp.                                                            408          10,090
Marvell Technology Group Ltd.                                                335           6,127
Maxim Integrated Products, Inc.                                              233           7,176
MEMC Electronic Materials, Inc. (a)                                          457          23,947
Mentor Graphics Corp.                                                        635          11,811
Micron Technology, Inc. (a)                                                1,972          25,539
Micros Systems, Inc.                                                         272          15,314
Microsemi Corp.                                                              463           8,427
Microsoft Corp.                                                            5,812         179,357
Motorola, Inc. (a)                                                         1,673          33,209
MRV Communications, Inc.                                                   1,099           4,473
National Semiconductor Corp. (a)                                             828          19,152
NCR Corp. (a)                                                                454          21,515
Network Appliance, Inc. (a)                                                  274          10,302
Novell, Inc. (a)                                                             795           5,764
Novellus Systems, Inc.                                                       324           9,989
NVIDIA Corp.                                                                 926          28,382
OmniVision Technologies, Inc.                                                384           4,431
Oracle Corp.                                                               2,648          45,440
Parametric Technology Corp.                                                  826          16,371

Perot Systems Corp.                                                          725          11,847
Photronics, Inc. (a)                                                         316           5,265
Pitney Bowes, Inc. (a)                                                        70           3,351
PMC-Sierra, Inc. (a)                                                       1,691          10,653
Polycom, Inc.                                                                248           8,338
Progress Software Corp.                                                      299           8,495
QLogic Corp.                                                                 400           7,320
Qualcomm, Inc.                                                             1,122          42,255
Quantum Corp.                                                              1,401           3,488
Radisys Corp. (a)                                                            185           3,110
RealNetworks, Inc. (a)                                                       767           8,184
Red Hat, Inc. (a)                                                            533          12,115
RF Micro Devices, Inc.                                                     1,611          12,437
S1 Corp. (a)                                                                 618           3,554
Salesforce.com, Inc.                                                         214           9,380
SanDisk Corp. (a)                                                            149           5,990
SBC Communications Corp. Cl A                                                611          18,153
Silicon Image, Inc.                                                          551           6,662
Silicon Laboratories, Inc.                                                   355          11,399
Silicon Storage Technology, Inc.                                             794           3,954
SiRF Technology Holdings, Inc.                                               328           9,630
Skyworks Solutions, Inc.                                                   1,279           8,403
SonicWALL, Inc.                                                              561           4,729
SRA International, Inc. Cl A                                                 288           7,286
Sun Microsystems, Inc.                                                     1,529          10,153
Sybase, Inc. (a)                                                             737          19,081
Sycamore Networks, Inc.                                                    1,480           5,520
Symantec Corp.                                                               642          11,370
Synopsys, Inc.                                                               413          10,986
Tellabs, Inc. (a)                                                          1,020          10,271
Teradyne, Inc.                                                               476           7,092
Tessera Technologies, Inc.                                                   289          11,051
Texas Instruments, Inc.                                                    1,011          31,533
TIBCO Software, Inc.                                                       1,564          14,514
Transaction Systems Architects, Inc. (a)                                     234           8,459
Trident Microsystems, Inc.                                                   416           8,682
Triquint Semiconductor, Inc. (a)                                           1,142           5,367
Ultratech, Inc.                                                              193           2,343
Unisys Corp.                                                                 966           8,327
United Online, Inc.                                                          504           7,076
United Stationers, Inc.                                                      221          11,262
Varian Semiconductor Equipment Associates Inc                                354          14,567
Vignette Corp.                                                               261           4,677
webMethods, Inc.                                                             485           3,652
Websense, Inc.                                                               330           7,145
Wind River Systems, Inc. (a)                                                 678           6,726
Xerox Corp.                                                                  550           9,460
Xilinx, Inc.                                                                 238           5,783
Yahoo!, Inc.                                                                 828          23,441
                                                                                   -------------
                                                                                       2,455,102
                                                                                   -------------
TELECOMMUNICATIONS (1.0%)
Alltel Corp. (a)                                                             165          10,113
AT&T, Inc.                                                                 2,849         107,207
CenturyTel, Inc. (a)                                                         320          14,349
Cincinnati Bell, Inc.                                                      2,063          10,026
Citizens Communications Co. Series B                                         947          13,883
Embarq Corp.                                                                 402          22,315
Harris Stratex Networks, Class A                                             180           3,951

Leap Wireless International, Inc.                                            128           8,408
NII Holdings, Inc.                                                           348          25,682
NTL, Inc.                                                                    686          18,694
Qwest Communications International, Inc.                                     729           5,941
Sprint Nextel Corp. (a)                                                    1,279          22,805
Telephone & Data Systems, Inc.                                               146           8,169
Verizon Communications, Inc.                                               1,353          52,118
Windstream Corp.                                                           1,242          18,483
                                                                                   -------------
                                                                                         342,144
                                                                                   -------------
UTILITIES (2.7%)
AGL Resources, Inc. (a)                                                      588          23,108
Alliant Energy Corp.                                                         348          12,650
Ameren Corp. (a)                                                             543          28,839
American Electric Power Co., Inc. (a)                                        177           7,705
Aqua America, Inc.                                                           333           7,396
Aquila, Inc.                                                               2,759          12,498
Atmos Energy Corp. (a)                                                       599          18,713
Avista Corp.                                                                 388           9,758
Black Hills Corp.                                                            279          10,343
CenterPoint Energy, Inc.                                                     757          13,066
Cleco Corp. (a)                                                              478          12,208
CMS Energy Corp. (a)                                                         654          10,915
Consolidated Edison, Inc. (a)                                                 97           4,683
Constellation Energy Group, Inc. (a)                                         479          34,750
Core Laboratories N.V. (a)                                                   164          13,514
Dominion Resources, Inc. (Virginia)                                          157          13,025
DPL, Inc. (a)                                                                274           7,858
DTE Energy Co. (a)                                                           477          22,118
Duke Energy Corp.                                                            551          10,849
Duquesne Light Holdings, Inc.                                                672          13,447
Edison International                                                         129           5,802
El Paso Electric Co.                                                         382           9,283
Energy East Corp. (a)                                                        436          10,473
Entergy Corp. (a)                                                             95           8,821
Exelon Corp.                                                                 300          17,997
FirstEnergy Corp. (a)                                                        152           9,018
FPL Group, Inc. (a)                                                          167           9,461
Great Plains, Inc.                                                           227           7,112
Hawaiian Electric Industries, Inc.                                           631          16,904
IDACORP, Inc.                                                                360          13,302
KeySpan Corp.                                                                462          18,850
National Fuel Gas Co. (a)                                                    228           9,277
Nicor, Inc. (a)                                                              126           5,733
NiSource, Inc. (a)                                                           714          16,993
Northeast Utilities                                                          427          11,807
Northwest Natural Gas Co.                                                    219           8,911
NSTAR                                                                        316          10,554
ONEOK, Inc. (a)                                                              268          11,500
Peoples Energy Corp. (a)                                                     282          12,281
Pepco Holdings, Inc.                                                         557          14,248
PG&E Corp.                                                                   170           7,936
Piedmont Natural Gas Co. (a)                                                 526          13,576
Pinnacle West Capital Corp. (a)                                              258          12,588
PNM Resources, Inc.                                                          525          16,002
PPL Corp.                                                                    163           5,803
Progress Energy, Inc.                                                        122           5,800
Public Service Enterprise Group, Inc. (a)                                    110           7,373
Puget Energy, Inc.                                                           256           6,287
Questar Corp. (a)                                                            230          18,676

Reliant Energy, Inc.                                                         902          13,422
Scana Corp.                                                                  308          12,542
Sempra Energy (a)                                                            111           6,369
Sierra Pacific Resources                                                   1,709          29,087
Southern Co. (a)                                                             343          12,530
Southern Union Co. (a)                                                       869          24,167
Southwest Gas Corp. (a)                                                      288          11,304
Spectra Energy CORP.                                                         372           9,717
Teco Energy, Inc. (a)                                                        618          10,481
UGI Corp. (a)                                                                794          21,764
UniSource Energy Corp. (a)                                                   257           9,643
Vectren Corp.                                                                624          17,547
Westar Energy, Inc.                                                          646          17,158
WGL Holdings, Inc.                                                           356          11,260
Wisconsin Energy Corp. (a)                                                   308          14,340
WPS Resources Corp. (a)                                                      340          18,037
Xcel Energy, Inc.                                                          1,063          24,800
                                                                                   -------------
                                                                                         873,979
                                                                                   -------------
TOTAL COMMON STOCKS                                                                   17,907,810
                                                                                   -------------
CORPORATE BONDS (13.6%)
BASIC MATERIALS (1.1%)
Burlington Northern Santa Fe, 7.00%, 12/15/25                             82,000          90,292
E.I. DuPont de Nemours & Co., 4.88%, 4/30/14                             165,000         159,088
United Technologies Corp., 4.88%, 5/1/15                                  32,000          30,733
Weyerhaeuser Co., 6.95%, 8/1/17                                           82,000          86,561
                                                                                   -------------
                                                                                         366,674
                                                                                   -------------
CONSUMER GOODS (1.1%)
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16                                82,000          78,359
Coca-Cola Enterprises, 8.50%, 2/1/22                                      82,000         102,543
Kimberly-Clark Corp., 5.00%, 8/15/13                                      55,000          53,506
Kraft Foods, Inc., 6.25%, 6/1/12                                          44,000          45,514
May Department Stores Co., 5.75%, 7/15/14                                 82,000          80,252
                                                                                   -------------
                                                                                         360,174
                                                                                   -------------
CONSUMER SERVICES (1.3%)
Bottling Group LLC, 4.63%, 11/15/12                                       58,000          55,862
Conagra Foods, 6.75%, 9/15/11                                             82,000          85,949
Procter & Gamble Co., 4.95%, 8/15/14                                      53,000          51,584
Target Corp., 5.88%, 3/1/12                                               44,000          44,973
Time Warner Cos., Inc., 7.57%, 2/1/24                                     87,000          95,778
Wal-Mart Stores, Inc., 4.55%, 5/1/13                                      87,000          83,143
                                                                                   -------------
                                                                                         417,289
                                                                                   -------------
FINANCIALS (5.7%)
Allstate Corp., 7.20%, 12/1/09                                            44,000          46,109
American General Finance, 5.38%, 10/1/12                                 151,000         150,154
Bank One Corp., 2.63%, 6/30/08                                           101,000          97,334
Bear Stearns Co., 3.25%, 3/25/09                                          44,000          42,202
Berkley Corp., 6.15%, 8/15/19                                             55,000          54,346
Caterpillar Financial Services Corp., 5.05%, 12/1/10                      43,000          42,698
Citigroup, Inc., 6.63%, 1/15/28                                           33,000          35,732

Countrywide Financial Corp., 6.25%, 5/15/16                              101,000         103,445
First Union National, 7.80%, 8/18/10                                      87,000          93,016
Goldman Sachs Group, Inc., 5.13%, 1/15/15                                111,000         107,493
Goldman Sachs Group, INC., 5.95%, 1/15/27                                 54,000          52,690
Household Finance Corp., 4.63%, 1/15/08                                   94,000          93,315
John Deere Capital Corp., 7.00%, 3/15/12                                  43,000          45,746
John Hancock Global Funding, 7.90%, 7/2/10 (b)                            83,000          89,246
JPMC Capital XVIII, 6.95%, 8/17/36                                       115,000         123,261
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12                            55,000          57,893
Merrill Lynch & Co., Inc., 6.05%, 5/16/16                                120,000         123,218
Morgan Stanley Dean Witter, 6.75%, 4/15/11                               109,000         114,653
Prudential Financial, Inc., 5.10%, 9/20/14                               165,000         160,099
Sprint Capital Corp., 8.38%, 3/15/12                                      86,000          95,434
U.S. Bank NA, 6.38%, 8/1/11                                               55,000          57,123
Wells Fargo & Co., 4.63%, 8/9/10                                          97,000          94,842
                                                                                   -------------
                                                                                       1,880,049
                                                                                   -------------
HEALTH CARE (0.2%)
Wyeth, 5.50%, 2/1/14                                                      54,000          53,907
                                                                                   -------------
INDUSTRIALS (1.1%)
Boeing Co., 6.13%, 2/15/33                                                43,000          45,827
General Electric Co., 5.00%, 2/1/13                                      221,000         217,410
Tyco International Group SA, 6.38%, 10/15/11                              82,000          86,064
                                                                                   -------------
                                                                                         349,301
                                                                                   -------------
OIL & GAS (0.8%)
ChevronTexaco Capital Co., 3.50%, 9/17/07                                119,000         117,737
Conoco, Inc., 6.95%, 4/15/29                                              55,000          61,868
Kinder Morgan Energy Partners, 7.75%, 3/15/32                             82,000          93,150
                                                                                   -------------
                                                                                         272,755
                                                                                   -------------
TECHNOLOGY (0.6%)
IBM Corp., 8.38%, 11/1/19                                                 44,000          54,506
Motorola, Inc., 7.63%, 11/15/10                                           33,000          35,257
SBC Communications Corp., 6.15%, 9/15/34                                 109,000         107,073
                                                                                   -------------
                                                                                         196,836
                                                                                   -------------
UTILITIES (1.7%)
Carolina Power and Light, 5.13%, 9/15/13                                  53,000          51,925
Consolidated Edison Co. of New York, 4.70%, 6/15/09                      171,000         168,633
Duke Energy Corp., 6.25%, 1/15/12                                         44,000          45,606
Exelon Corp., 4.90%, 6/15/15                                              82,000          77,086
Midamerican Energy Holdings, 5.00%, 2/15/14                              131,000         126,012
Southern Power Co., 4.88%, 7/15/15                                        82,000          77,649
                                                                                   -------------
                                                                                         546,911
                                                                                   -------------
TOTAL CORPORATE BONDS                                                                  4,443,896
                                                                                   -------------

U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES (13.6%)
FANNIE MAE (8.4%)
6.00%, 6/1/17, Pool #555004                                                6,192           6,267
5.50%, 8/1/17, Pool #826283                                               50,012          49,929
6.00%, 1/1/18, Pool #677483                                               65,769          66,510
5.50%, 2/1/18, Pool #703712                                              132,527         131,969
5.00%, 5/1/18, Pool #703444                                               62,547          61,189
4.50%, 1/1/19, Pool #735057                                               81,522          78,372
5.00%, 1/1/19, Pool #255077                                              277,170         271,709
5.00%, 8/1/19, Pool #793396                                               53,329          52,171
5.00%, 12/1/19, Pool #745369                                              52,871          51,829
5.00%, 3/1/20, Pool #819410                                               53,048          51,912
5.50%, 3/1/20, Pool #735405                                               66,253          65,974
5.50%, 3/1/20, Pool #735611                                               51,579          51,468
5.00%, 6/1/20, Pool #839333                                               90,184          88,226
4.50%, 9/1/20, Pool #839289                                               83,923          80,557
5.50%, 7/1/25, Pool #255809                                              200,592         198,467
5.00%, 12/1/26, Pool #256570                                              87,761          84,917
6.00%, 10/1/32, Pool #667994                                             197,129         198,490
5.50%, 6/1/33, Pool #702459                                              166,028         163,298
5.00%, 8/1/33, Pool #713679                                               47,169          45,259
6.00%, 9/1/33, Pool #736937                                               77,896          78,182
5.50%, 1/1/34, Pool #756233                                              115,203         113,308
7.00%, 4/1/34, Pool #780703                                              127,161         130,714
5.00%, 5/1/34, Pool #768230                                              129,959         124,695
6.00%, 8/1/34, Pool #725690                                               69,808          70,065
6.50%, 9/1/34, Pool #783390                                               86,773          88,220
5.50%, 2/1/35, Pool #735230                                              121,376         119,380
6.00%, 4/1/35, Pool #735503                                               74,346          74,802
5.00%, 8/1/35, Pool #848355                                               79,706          76,477
6.50%, 4/1/36, Pool #851187                                               48,421          49,228
                                                                                   -------------
                                                                                       2,723,584
                                                                                   -------------
FREDDIE MAC (4.5%)
4.00%, 6/1/18, Pool #E01401                                              135,516         127,024
5.00%, 10/1/18, Pool #B10252                                              27,075          26,527
4.50%, 11/1/18, Pool #E01489                                             135,046         129,755
4.50%, 12/1/18, Pool #G11657                                             110,010         105,693
4.50%, 7/1/19, Pool #B15661                                               30,769          29,539
5.00%, 8/1/33, Pool #A12886                                              155,131         149,374
5.50%, 8/1/33, Pool #A11851                                              175,571         173,228
6.50%, 12/1/33, Pool #A16523                                              55,852          56,982
5.00%, 4/1/34, Pool #A20534                                              114,434         110,123
6.00%, 7/1/34, Pool #A24370                                              133,532         134,265
5.50%, 10/1/34, Pool #A27526                                             144,243         142,283
5.00%, 12/1/34, Pool #A29017                                             132,054         127,079
5.50%, 11/1/35, Pool #A47728                                             164,420         161,927
                                                                                   -------------
                                                                                       1,473,799
                                                                                   -------------
GINNIE MAE (0.7%)
5.50%, 4/15/33, Pool #603566                                              63,733          63,158
5.50%, 4/15/34, Pool #626116                                              50,322          49,854
6.00%, 9/20/34, Pool #3611                                                72,814          73,387
5.50%, 9/15/35, Pool #644611                                              58,094          57,525
                                                                                   -------------
                                                                                         243,924
                                                                                   -------------
TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES
                                                                                       4,441,307
                                                                                   -------------
U.S. GOVERNMENT AGENCY SECURITIES (4.8%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.7%)
4.63%, 1/15/08, MTN                                                      140,000         139,146

4.50%, 10/15/08, MTN                                                     170,000         168,289
6.63%, 9/15/09, MTN                                                      165,000         171,101
5.63%, Callable on 11/15/11@100 11/15/21                                  79,000          78,289
                                                                                   -------------
                                                                                         556,825
                                                                                   -------------
FEDERAL HOME LOAN BANK (1.1%)
4.63%, 2/8/08, Series 627                                                190,000         188,788
4.63%, 11/21/08, Series 598                                              170,000         168,545
                                                                                   -------------
                                                                                         357,333
                                                                                   -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (2.0%)
4.63%, 2/21/08, MTN                                                      103,000         102,325
4.63%, 12/19/08, MTN                                                     120,000         118,894
4.75%, 1/18/11, MTN                                                      120,000         118,516
4.75%, 1/19/16, MTN                                                      190,000         184,735
6.25%, 7/15/32, MTN                                                      105,000         118,370
                                                                                   -------------
                                                                                         642,840
                                                                                   -------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                1,556,998
                                                                                   -------------
U.S. TREASURY OBLIGATIONS (8.9%)
U.S. TREASURY BONDS (2.2%)
6.00%, 2/15/26                                                            80,000          89,494
5.25%, 11/15/28                                                          404,000         417,319
5.38%, 2/15/31                                                           215,000         226,859
                                                                                   -------------
                                                                                         733,672
                                                                                   -------------
U.S. TREASURY NOTES (6.7%)
3.13%, 5/15/07                                                           212,000         210,816
5.63%, 5/15/08                                                           385,000         387,843
4.00%, 6/15/09                                                           376,000         368,612
4.00%, 4/15/10                                                           271,000         264,363
5.00%, 2/15/11                                                           300,000         302,238
4.88%, 2/15/12                                                           206,000         206,756
4.00%, 2/15/15                                                           184,000         173,959
4.25%, 8/15/15                                                           250,000         240,010
                                                                                   -------------
                                                                                       2,154,597
                                                                                   -------------
TOTAL U.S. TREASURY OBLIGATIONS                                                        2,888,269
                                                                                   -------------
INVESTMENT COMPANIES (4.4%)
American Beacon Money Market Select Fund                               1,423,953       1,423,953
                                                                                   -------------
TOTAL INVESTMENT COMPANIES                                                             1,423,953
                                                                                   -------------
TOTAL INVESTMENTS (COST $31,134,954) (b) - 100.1%                                     32,662,233
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                                           (47,583)
                                                                                   -------------
NET ASSETS - 100.0%                                                                $  32,614,650
                                                                                   =============

----------
Percentages indicated are based on net assets of $32,614,650.

(a)  Represents non-income producing security.

(b) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized Appreciation                                             $  2,159,712
Unrealized (Depreciation)                                               (632,433)
                                                                    ------------
Net Unrealized Appreciation (Depreciation)                          $  1,527,279
                                                                    ============

MTN - Medium Term Note

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

AMERICAN INDEPENDENCE FUNDS
NESTEGG DOW JONES U.S. 2030 FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                       SHARES
                                                                         OR
                                                                      PRINCIPAL
                                                                     AMOUNT ($)      VALUE ($)
                                                                    ------------   -------------
COMMON STOCKS (79.2%)
BASIC MATERIALS (3.5%)
A. Schulman, Inc. (a)                                                        241   $       5,032
Air Products & Chemicals, Inc. (a)                                            87           6,495
Airgas, Inc. (a)                                                             457          19,020
Albemarle Corp.                                                              260          20,275
Alcoa, Inc. (a)                                                              380          12,274
Allegheny Technologies, Inc. (a)                                             240          24,839
Arch Coal, Inc.                                                              322           9,570
Ashland, Inc.                                                                140           9,737
Bowater, Inc. (a)                                                            465          12,727
Cabot Corp.                                                                  194           8,680
Cambrex Corp. (a)                                                            223           4,879
Carpenter Technology Corp. (a)                                               171          20,024
Celanese Corp. Series A                                                      388          10,185
Chaparral Steel Co.                                                          260          13,333
Chemtura Corp.                                                               609           7,016
Cleveland-Cliffs, Inc. (a)                                                   299          16,343
Coeur d'Alene Mines Corp. (a)                                              2,122           9,294
Consol Energy, Inc.                                                          432          14,874
Cytec Industries, Inc. (a)                                                   268          15,603
Dow Chemical Co. (a)                                                         420          17,447
E.I. DuPont de Nemours & Co. (a)                                             423          20,964
Eastman Chemical Co. (a)                                                     199          11,653
Ecolab, Inc. (a)                                                             435          19,097
Ferro Corp. (a)                                                              308           6,563
FMC Corp. (a)                                                                247          19,229
Freeport-McMoRan Copper & Gold, Inc. Cl B (a)                                121           6,959
H.B. Fuller Co. (a)                                                          416          10,762
Hercules, Inc. (a)                                                           856          16,786
Huntsman Corp. (a)                                                           265           5,541
International Coal Group, Inc.                                             1,143           5,464
International Flavors & Fragrances, Inc. (a)                                 210          10,181
International Paper Co. (a)                                                  214           7,212
Jacuzzi Brands, Inc.                                                         545           6,774
Kaiser Aluminum CORP.                                                         58           3,831
Lubrizol Corp. (a)                                                           504          25,967
Lyondell Chemical Co. (a)                                                    613          19,383
Massey Energy Co.                                                            183           4,335
Meridian Gold, Inc. (a)                                                      278           8,123
Minerals Technologies, Inc.                                                  118           6,852
Monsanto Co.                                                                 332          18,290
Mosaic Co.                                                                   413           8,227
Mueller Water Products INC-B                                                 485           6,586
Neenah Paper, Inc.                                                           102           3,481
Newmont Mining Corp. (a)                                                     296          13,350
Nucor Corp. (a)                                                              132           8,519
Olin Corp. (a)                                                               506           8,521
OM Group, Inc. (a)                                                           216          10,554

Orbotech Ltd.                                                                209           5,003
Peabody Energy Corp.                                                         175           7,145
Phelps Dodge Corp. (a)                                                        85          10,506
PPG Industries, Inc. (a)                                                      69           4,574
Praxair, Inc. (a)                                                            203          12,801
Rohm & Haas Co. (a)                                                          381          19,835
RPM International, Inc. (a)                                                  919          21,349
RTI International Metals, Inc. (a)                                           163          13,325
Ryerson, Inc.                                                                165           5,176
Sensient Technologies Corp.                                                  331           8,169
Sigma-Aldrich Corp. (a)                                                      314          11,916
Southern Copper Corp.                                                         46           2,875
Steel Dynamics, Inc.                                                         264          10,351
Stillwater Mining Co.                                                        326           4,225
Tredegar Corp. (a)                                                           230           5,283
United States Steel Corp.                                                    301          25,131
USEC, Inc.                                                                   743          10,075
Valspar Corp. (a)                                                            697          19,641
Wausau Paper Corp.                                                           400           5,696
Weyerhaeuser Co. (a)                                                          98           7,350
Worthington Industries, Inc. (a)                                             607          11,642
                                                                                   -------------
                                                                                         772,919
                                                                                   -------------
CONSUMER GOODS (6.8%)
Altria Group, Inc.                                                           914          79,875
American Axle & Manufacturing                                                318           6,608
Holdings, Inc.
Anheuser-Busch Cos., Inc. (a)                                                311          15,852
ArvinMeritor, Inc.                                                           503           9,683
Beazer Homes USA, Inc. (a)                                                   281          12,226
Black & Decker Corp. (a)                                                     165          14,401
BLYTH, Inc.                                                                  250           5,198
BorgWarner, Inc.                                                             167          11,446
Briggs & Stratton Corp. (a)                                                  151           4,476
Brown-Forman Corp. Cl B (a)                                                  108           7,084
Brunswick Corp. (a)                                                          236           8,050
Bunge Ltd.                                                                   316          24,316
Callaway Golf Co. (a)                                                        471           7,781
Campbell Soup Co. (a)                                                        103           3,963
Carter's, Inc.                                                               141           3,581
Centex Corp. (a)                                                             312          16,751
Champion Enterprises, Inc.                                                   526           4,318
Chiquita Brands International, Inc.                                          351           5,570
Church & Dwight Co. (a)                                                      404          18,305
Clorox Co. (a)                                                                93           6,084
Coach, Inc.                                                                  237          10,869
Coca-Cola Co. (a)                                                            965          46,204
Colgate-Palmolive Co. (a)                                                    348          23,768
ConAgra Foods, Inc. (a)                                                      193           4,962
Constellation Brands, Inc. Cl A                                              510          12,617
Cooper Tire & Rubber Co. (a)                                                 439           7,020
Corn Products International, Inc.                                            560          19,180
D.R. Horton, Inc. (a)                                                        706          20,516
Del Monte Foods Co.                                                          732           8,389
Eastman Kodak Co. (a)                                                        761          19,679
Electronic Arts, Inc.                                                        188           9,400
Energizer Holdings, Inc.                                                     128          10,909
Flowers Foods, Inc.                                                          378          10,629
Ford Motor Co.                                                               934           7,593
Fossil, Inc.                                                                 399           8,981
Furniture Brands International, Inc. (a)                                     367           6,118
Garmin Ltd.                                                                  272          13,660
General Mills, Inc. (a)                                                      197          11,276

General Motors Corp. (a)                                                     232           7,619
Gentex Corp.                                                                 368           6,436
Genuine Parts Co. (a)                                                        432          20,529
Goodyear Tire & Rubber Co. (a)                                             1,150          28,394
H.J. Heinz Co. (a)                                                           130           6,126
Hain Celestial Group, Inc.                                                   279           8,203
Hanesbrands, Inc.                                                            272           6,958
Hansen Natural Corp. (a)                                                     478          18,207
Harley-Davidson, Inc. (a)                                                    170          11,606
Harman International Industries, Inc. (a)                                    166          15,699
Hasbro, Inc. (a)                                                             391          11,104
Herman Miller, Inc. (a)                                                      180           6,768
Hershey Co. (a)                                                              101           5,155
HNI Corp.                                                                     95           4,611
Hormel Foods Corp. (a)                                                       188           7,125
Hovnanian Enterprises, Inc. Cl A                                             101           3,362
Idearc,INC.                                                                   63           2,042
J.M. Smucker Co.                                                             177           8,406
JAKKS Pacific, Inc.                                                          230           4,662
Jarden Corp.                                                                 397          14,558
Johnson Controls, Inc. (a)                                                    81           7,489
Jones Apparel Group, Inc.                                                    297          10,146
KB Home                                                                      187          10,139
Kellwood Co. (a)                                                             169           5,543
Kimberly-Clark Corp. (a)                                                     200          13,880
Kraft Foods, Inc. Cl A                                                        82           2,863
La-Z-Boy, Inc. (a)                                                           374           4,817
Lancaster Colony Corp. (a)                                                   181           7,917
Lear Corp. (a)                                                               499          16,896
Leggett & Platt, Inc. (a)                                                    465          11,272
Lennar Corp. Cl A                                                            336          18,272
Liz Claiborne, Inc. (a)                                                      265          11,766
M.D.C. Holdings, Inc. (a)                                                    102           5,944
Martek Biosciences Corp.                                                     239           5,571
Mattel, Inc. (a)                                                             984          23,970
McCormick & Co., Inc. (a)                                                    278          10,853
Meritage Homes Corp.                                                         182           8,090
Modine Manufacturing Co.                                                     224           5,860
Molson Coors Brewing Co. Cl B                                                202          16,322
Monaco Coach Corp.                                                           229           3,453
Nautilus, Inc.                                                               274           4,469
Newell Rubbermaid, Inc. (a)                                                  731          21,594
Nike, Inc. Cl B (a)                                                          113          11,166
Nu Skin Enterprises, Inc. Cl A (a)                                           386           7,122
NutriSystem, Inc.                                                            213           9,383
NVR, Inc.                                                                     14           9,695
Oakley, Inc. (a)                                                             218           5,049
PepsiAmericas, Inc.                                                          133           2,933
PepsiCo, Inc. (a)                                                          1,093          71,307
Phillips-Van Heusen Corp. (a)                                                350          19,303
Polo Ralph Lauren Corp.                                                      143          11,733
Pool Corp.                                                                   336          12,298
Procter & Gamble Co. (a)                                                   2,038         132,206
Pulte Homes, Inc. (a)                                                        107           3,674
Quiksilver, Inc.                                                             877          12,462
Ralcorp Holdings, Inc. (a)                                                   159           8,799
Reynolds American, Inc.                                                       63           4,064
Ryland Group, Inc. (a)                                                       128           7,191
Sara Lee Corp. (a)                                                           322           5,522
Smithfield Foods, Inc.                                                       316           8,298
Spectrum Brands, Inc.                                                        324           3,920

Standard Pacific Corp. (a)                                                   162           4,445
Stanley Works (a)                                                            204          11,681
Steelcase, Inc. Cl A                                                         510           9,991
Stride Rite Corp. (a)                                                        290           5,005
Superior Industries International, Inc. (a)                                  181           3,687
Thor Industries, Inc. (a)                                                    108           4,564
THQ, Inc.                                                                    388          11,756
Timberland Co. (a)                                                           313           9,443
Toll Brothers, Inc. (a)                                                      344          11,638
TreeHouse Foods, Inc.                                                        260           7,751
Tupperware Brands Corp. (a)                                                  454          10,592
Tyson Foods, Inc. Cl A (a)                                                   575          10,206
Universal Corp. (a)                                                          184           8,893
UST, Inc. (a)                                                                440          25,274
VF Corp. (a)                                                                 217          16,464
Visteon Corp.                                                              1,021           8,168
WCI Communities, Inc.                                                        250           5,413
WD-40 Co.                                                                    133           4,380
Weight Watchers International, Inc.                                          106           5,727
Winnebago Industries, Inc. (a)                                               188           6,306
WM. Wrigley Jr. Co. (a)                                                      135           6,955
Wolverine World Wide, Inc. (a)                                               416          12,800
                                                                                   -------------
                                                                                       1,489,298
                                                                                   -------------
CONSUMER SERVICES (10.5%)
99 Cents Only Stores                                                         408           6,059
Abercrombie & Fitch Co.                                                      227          18,056
Adesa, Inc.                                                                  213           6,181
Advance Auto Parts, Inc.                                                     257           9,753
ADVO, Inc.                                                                   234           7,671
Aeropostale, Inc.                                                            359          12,902
AirTran Holdings, Inc. (a)                                                   620           6,863
Amazon.com, Inc. (a)                                                         184           6,931
American Greetings Corp. Cl A (a)                                            390           9,368
AmerisourceBergen Corp.                                                      517          27,079
Ann Taylor Stores Corp.                                                      155           5,348
Apollo Group, Inc. Cl A                                                      102           4,427
Applebee's International, Inc. (a)                                           536          13,529
aQuantive, Inc.                                                              436          11,685
Arbitron, Inc.                                                               175           8,115
AutoNation, Inc.                                                             378           8,486
AutoZone, Inc. (a)                                                           131          16,458
Avid Technology, Inc.                                                        275          10,175
Avis Budget Group, Inc.                                                      813          20,699
Bally Technologies, Inc.                                                     336           6,448
Barnes & Noble, Inc.                                                         379          14,754
Bed Bath & Beyond, Inc.                                                      175           7,383
Belo Corp. Series A (a)                                                      264           4,942
Best Buy Co., Inc.                                                           246          12,398
Big Lots, Inc.                                                               835          21,652
BJ's Wholesale Club, Inc.                                                    165           5,039
Blockbuster, Inc. Cl A                                                       893           5,796
Bob Evans Farms, Inc. (a)                                                    256           8,696
Borders Group, Inc.                                                          449           9,420
Boyd Gaming Corp. (a)                                                        170           8,087
Cablevision Systems Corp.                                                    564          17,084
Cardinal Health, Inc. (a)                                                    266          18,998
Career Education Corp.                                                       230           6,594
CarMax, Inc.                                                                 274          15,736
Casey's General Stores, Inc.                                                 340           8,677
Catalina Marketing Corp.                                                     255           7,280
Cato Corp. Cl A (a)                                                          216           4,875

CBRL Group, Inc.                                                             183           8,581
CBS Corp. Cl B                                                               331          10,317
CEC Entertainment, Inc.                                                      263          11,122
Charming Shoppes, Inc. (a)                                                   925          12,136
Cheesecake Factory, Inc.                                                     498          13,760
Chemed Corp.                                                                 186           6,789
Chico's Fas, Inc.                                                            419           8,749
Children's Place Retail Stores, Inc.                                         162           8,782
Circuit City Stores, Inc. (a)                                                444           9,062
Clear Channel Communications, Inc. (a)                                       230           8,354
CNET Networks, Inc.                                                          770           7,046
Coldwater Creek, Inc.                                                        164           3,059
Comcast Corp. Cl A                                                           830          36,785
Comcast Corp. Special Cl A                                                   310          13,473
Continental Airlines, Inc. Cl B                                              671          27,839
Corinthian Colleges, Inc.                                                    720           9,403
Costco Wholesale Corp. (a)                                                   293          16,461
Cox Radio, Inc.                                                              284           4,447
CTC Media, Inc.                                                              104           2,237
Cumulus Media, Inc.                                                          303           3,133
CVS Corp. (a)                                                                502          16,892
Dick's Sporting Goods, Inc.                                                  243          12,512
Dillard's, Inc. (a)                                                          502          17,239
Discovery Holding Co. Cl A                                                   653          10,820
Dollar General Corp. (a)                                                     793          13,433
Dollar Tree Stores, Inc.                                                     265           8,337
Dress Barn, Inc.                                                             332           7,460
Dun & Bradstreet Corp.                                                       162          13,770
E.W. Scripps Co. Cl A                                                        191           9,327
eBay, Inc.                                                                   684          22,155
EchoStar Communications Corp. (a)                                            510          20,573
Emmis Communications Corp. Cl A                                              271           2,341
Entercom Communications Corp. Cl A                                           224           6,315
Expedia, Inc.                                                                666          14,286
FactSet Research Systems, Inc. (a)                                           104           6,040
Family Dollar Stores, Inc. (a)                                               360          11,664
Federated Department Stores, Inc.                                            241           9,999
Foot Locker, Inc.                                                            395           8,864
Fred's, Inc.                                                                 251           3,376
GameStop Corp. Cl A                                                          113           6,038
GameStop Corp. Cl B                                                           45           2,406
Gannett Co., Inc. (a)                                                        103           5,988
Gaylord Entertainment Co.                                                    257          14,202
Gemstar-TV Guide International, Inc.                                       2,082           8,411
Getty Images, Inc.                                                           115           5,663
Guitar Center, Inc.                                                          197           9,013
H&R Block, Inc. (a)                                                          818          20,123
Home Depot, Inc. (a)                                                       1,338          54,509
Hot Topic, Inc.                                                              370           3,852
IHOP Corp.                                                                    93           4,948
International Game Technology (a)                                            212           9,214
International Speedway Corp. Cl A (a)                                        195          10,185
Interpublic Group of Cos. (a)                                              1,175          15,463
ITT Educational Services, Inc. (a)                                           281          21,806
J.C. Penney Co., Inc. (a)                                                    128          10,399
Jack in the Box, Inc.                                                        236          14,582
JetBlue Airways Corp.                                                        478           6,539
John Wiley & Sons, Inc. Cl A (a)                                             281          10,442
Kohl's Corp. (a)                                                             191          13,544
Krispy Kreme Doughnuts, Inc.                                                 482           5,943
Kroger Co. (a)                                                               292           7,475

Lamar Advertising Co. Cl A                                                   199          13,190
Las Vegas Sands Corp.                                                         62           6,452
Laureate Education, Inc.                                                     297          17,921
Lee Enterprises, Inc.                                                        323          10,733
Liberty Global, Inc. Series C                                                474          13,381
Liberty Media Holding Corp. Capital Series A                                  83           8,491
Liberty Media Holding Corp. Interactive Series                               415          10,114
Limited Brands, Inc. (a)                                                     168           4,694
Live Nation, Inc.                                                            347           8,564
Longs Drug Stores Corp. (a)                                                  181           7,783
Lowe's Cos. (a)                                                            1,008          33,979
Marriott International, Inc. Cl A (a)                                        234          11,265
Matthews International Corp. Cl A                                            194           7,867
McDonald's Corp. (a)                                                         555          24,614
McGraw-Hill Cos. (a)                                                         232          15,563
McKesson Corp. (a)                                                           173           9,645
Men's Wearhouse, Inc.                                                        317          13,612
Meredith Corp. (a)                                                           256          15,094
MGM MIRAGE (a)                                                                88           6,157
Navteq Corp.                                                                 210           7,451
Netflix, Inc.                                                                376           8,573
New York Times Co. Cl A (a)                                                  355           8,197
News Corp. Cl A                                                            1,162          27,017
News Corp. Cl B                                                              325           7,946
Nordstrom, Inc. (a)                                                          545          30,361
O'Reilly Automotive, Inc.                                                    261           9,112
Office Depot, Inc.                                                           683          25,537
OfficeMax, Inc.                                                              186           8,982
Omnicare, Inc. (a)                                                           302          12,137
P.F. Chang's China Bistro, Inc.                                              196           7,764
Panera Bread Co. Cl A                                                        195          11,497
Pantry, Inc.                                                                 157           7,663
Papa John's International, Inc.                                              159           4,392
Payless Shoesource, Inc.                                                     492          16,703
Penn National Gaming, Inc.                                                   201           8,808
Pep Boys-Manny Moe & Jack (a)                                                361           5,527
PETsMART, Inc.                                                               338          10,323
Pier 1 Imports, Inc. (a)                                                     511           3,459
R.H. Donnelley Corp.                                                         182          12,118
Radio One, Inc. Cl D                                                         607           4,461
RadioShack Corp.                                                             340           7,514
Reader's Digest Association, Inc.                                            753          12,718
Regis Corp.                                                                  291          12,161
Rent-A-Center, Inc.                                                          495          14,583
Rite Aid Corp. (a)                                                         1,339           8,248
Royal Caribbean Cruises Ltd.                                                 362          16,265
Sabre Holdings Corp. (a)                                                     320          10,339
Safeway, Inc. (a)                                                            188           6,774
Saks, Inc.                                                                   912          17,109
Scholastic Corp. (a)                                                         280           9,898
Scientific Games Corp.                                                       145           4,501
Sears Holdings Corp.                                                          61          10,776
Service Corp. International (a)                                            2,246          23,920
ServiceMaster Co.                                                            711           9,279
Sinclair Broadcast Group, Inc. Cl A                                          396           4,661
Sirius Satellite Radio, Inc.                                               3,205          11,826
Six Flags, Inc.                                                              703           4,042
Sonic Corp.                                                                  496          11,016
Southwest Airlines Co. (a)                                                   566           8,547
Staples, Inc.                                                                454          11,677

Starbucks Corp.                                                              477          16,666
Starwood Hotels & Resorts Worldwide, Inc.                                    136           8,511
Station Casinos, Inc. (a)                                                    113           9,402
Stein Mart, Inc. (a)                                                         227           3,067
Stewart Enterprises, Inc. Cl A (a)                                           799           5,681
Strayer Education, Inc. (a)                                                  101          11,491
Sun-Times Media Group, Inc. Cl A                                             427           1,896
Supervalu, Inc. (a)                                                          542          20,585
Sysco Corp. (a)                                                              385          13,302
Talbots, Inc. (a)                                                            187           4,413
Target Corp.                                                                 506          31,047
Time Warner, Inc.                                                          1,712          37,440
Tractor Supply Co.                                                           231          11,626
Triarc Cos., Inc. Cl B                                                       283           5,533
Tribune Co. (a)                                                               81           2,474
Tuesday Morning Corp. (a)                                                    250           4,165
United Natural Foods, Inc.                                                   268           8,855
Univision Communications, Inc. Cl A                                          599          21,390
Urban Outfitters, Inc.                                                       276           6,734
Valassis Communications, Inc.                                                398           6,117
ValueClick, Inc.                                                             641          16,358
ValueVision Media, Inc. Cl A                                                 258           3,163
VCA Antech, Inc.                                                             568          19,096
Viacom, Inc. Cl B                                                            382          15,536
Wal-Mart Stores, Inc. (a)                                                  1,672          79,737
Walgreen Co. (a)                                                             691          31,301
Warner Music Group Corp.                                                     134           2,873
Washington Post Co. Cl B (a)                                                  14          10,678
Wendy's International, Inc. (a)                                              227           7,709
Westwood One, Inc.                                                           573           3,971
Whole Foods Market, Inc.                                                     352          15,203
Williams-Sonoma, Inc.                                                        219           7,665
WM Wrigley Jr. Co.                                                            33           1,672
WMS Industries, Inc. (a)                                                     195           7,734
Wynn Resorts Ltd.                                                            189          21,119
XM Satellite Radio Holdings, Inc. Cl A                                       793          11,269
Yum! Brands, Inc.                                                            175          10,502
Zale Corp.                                                                   341           9,384
                                                                                   -------------
                                                                                       2,289,693
                                                                                   -------------
FINANCIALS (16.8%)
A.G. Edwards, Inc. (a)                                                       187          12,381
ACE Ltd.                                                                     139           8,031
Affiliated Managers Group, Inc.                                               67           7,464
AFLAC, Inc. (a)                                                              312          14,854
Alexandria Real Estate Equities, Inc.                                        191          20,697
Alleghany Corp.                                                               14           5,019
Allstate Corp. (a)                                                           292          17,567
AMBAC Financial Group, Inc. (a)                                              276          24,316
Amcore Financial, Inc.                                                       192           6,484
American Express Co. (a)                                                     698          40,638
American Financial Group, Inc.                                               154           5,439
American Financial Realty Trust REIT                                         926          10,353
American Home Mortgage Investment Corp. REIT                                 327          11,425
American International Group, Inc. (a)                                     1,007          68,928
American National Insurance Co.                                               46           5,632
AmeriCredit Corp.                                                            340           9,228
Ameriprise Financial, Inc.                                                   108           6,368
Anchor Bancorp Wisconsin, Inc.                                               171           5,106

Annaly Capital Management, Inc.                                            1,506          20,753
AON Corp. (a)                                                                126           4,518
Arch Capital Group Ltd.                                                      115           7,428
Archstone-Smith Trust                                                        557          35,208
Arthur J. Gallagher & Co. (a)                                                244           6,995
Associated Banc-Corp.                                                        311          10,611
Assurant, Inc.                                                               284          15,785
Assured Guaranty Ltd.                                                        141           3,700
Astoria Financial Corp.                                                      247           7,309
Avalonbay Communities, Inc.                                                  188          27,892
Axis Capital Holdings Ltd.                                                   375          12,356
BancorpSouth, Inc. (a)                                                       522          13,222
Bank of America Corp. (a)                                                  1,967         103,424
Bank of Hawaii Corp.                                                         336          17,590
Bank of New York Co. (a)                                                     331          13,243
BB&T Corp. (a)                                                               218           9,213
Bear Stearns Cos. (a)                                                         47           7,748
BlackRock, Inc.                                                               40           6,710
Boston Properties, Inc.                                                      295          37,197
Brandywine Realty Trust                                                      697          24,297
BRE Properties, Inc.                                                         318          22,072
Brown & Brown, Inc.                                                          263           7,448
Camden Property Trust                                                        134          10,506
Capital One Financial Corp. (a)                                              180          14,472
CapitalSource, Inc.                                                          354           9,838
Cathay General Bancorp                                                       298          10,329
CB Richard Ellis Group, Inc. Cl A                                            494          18,579
CBL & Associates Properties, Inc.                                            402          18,866
Charles Schwab Corp. (a)                                                     648          12,260
Chicago Mercantile Exchange Holdings, Inc. Cl A                               21          11,829
Chittenden Corp.                                                             334          10,174
Chubb Corp. (a)                                                              181           9,419
Cincinnati Financial Corp. (a)                                               417          18,657
CIT Group, Inc.                                                              513          30,246
Citigroup, Inc. (a)                                                        2,145         118,253
Citizens Banking Corp.                                                       590          14,461
Colonial Bancgroup, Inc. (a)                                                 375           9,203
Colonial Properties Trust                                                    325          15,974
Comerica, Inc. (a)                                                            81           4,803
Commerce Bancshares, Inc.                                                    174           8,547
Commerce Group, Inc.                                                         450          13,581
Compass Bancshares, Inc.                                                     341          20,767
Conseco, Inc.                                                                367           7,285
Corporate Office Properties Trust                                            293          15,611
Countrywide Financial Corp. (a)                                              265          11,522
Cousins Properties, Inc.                                                     292          11,429
Crescent Real Estate Equities Co.                                            281           5,637
Cullen/Frost Bankers, Inc. (a)                                               152           8,137
Delphi Financial Group, Inc. Cl A (a)                                        270          10,629
Dime Community Bancshares                                                    282           3,787
Doral Financial Corp.                                                        882           2,284
Downey Financial Corp. (a)                                                   150          10,731
Duke Realty Corp.                                                            348          15,354
E*TRADE Financial Corp.                                                    1,070          26,087
East West Bancorp, Inc.                                                      360          13,824
Eaton Vance Corp. (a)                                                        322          11,045
Endurance Specialty Holdings Ltd.                                            174           5,916
Equity Inns, Inc.                                                            394           6,501
Equity Lifestyle Properties, Inc.                                            156           8,616
Equity Office Properties Trust                                               143           7,944
Equity Residential                                                           125           7,035

Erie Indemnity Co. Cl A                                                      189          10,446
Essex Property Trust, Inc.                                                   159          22,950
Everest Re Group Ltd.                                                        172          16,099
F.N.B. Corp.                                                                 491           8,637
Fannie Mae (a)                                                               422          23,856
Federal Realty Investment Trust                                              143          13,359
Federated Investors, Inc.                                                    233           8,227
Felcor Lodging Trust, Inc.                                                   443           9,777
Fifth Third Bancorp (a)                                                      205           8,180
First American Corp. (a)                                                     203           8,603
First Bancorp (Puerto Rico) (a)                                              540           5,767
First Horizon National Corp.                                                 301          13,124
First Marblehead Corp. (a)                                                   161           8,758
First Midwest Bancorp (a)                                                    390          14,641
First Niagara Financial Group, Inc.                                          856          12,403
FirstMerit Corp. (a)                                                         567          12,769
Forest City Enterprises, Inc. Cl A                                           140           8,463
Franklin Resources, Inc. (a)                                                 112          13,340
Freddie Mac (a)                                                              314          20,388
Fremont General Corp. (a)                                                    564           7,670
Friedman Billings Ramsey Group, Inc. Cl A                                  1,122           8,819
Fulton Financial Corp.                                                     1,299          20,784
Genworth Financial, Inc. Cl A                                                184           6,422
Goldman Sachs Group, Inc.                                                    162          34,370
Greater Bay Bancorp (a)                                                      372          10,394
Hancock Holding Co.                                                           75           3,524
Hartford Financial Services Group, Inc. (a)                                  133          12,623
HCC Insurance Holdings, Inc. (a)                                             324          10,109
Health Care Property Investors, Inc.                                         512          21,120
Health Care REIT, Inc.                                                       548          25,652
Healthcare Realty Trust, Inc.                                                341          14,452
Highwoods Properties, Inc.                                                   440          19,228
Hilb Rogal & Hobbs Co. (a)                                                   216           9,126
Horace Mann Educators Corp.                                                  308           6,108
Hospitality Properties Trust                                                 217          10,590
HRPT Properties Trust                                                      1,521          19,803
Hudson City Bancorp, Inc.                                                  1,405          19,347
Huntington Bancshares, Inc. (a)                                              596          13,875
IMPAC Mortgage Holdings, Inc.                                                505           4,353
IndyMac Bancorp, Inc.                                                        554          21,545
International Bancshares Corp.                                               146           4,279
Investment Technology Group, Inc. (a)                                        269          11,728
Investors Financial Services Corp. (a)                                       154           7,203
IPC Holdings Ltd.                                                            186           5,478
iStar Financial, Inc.                                                        313          15,697
Janus Capital Group, Inc.                                                    552          11,305
Jones Lang LaSalle, Inc.                                                      81           8,465
JPMorgan Chase & Co.                                                       1,549          78,890
KeyCorp (a)                                                                  173           6,603
Kilroy Realty Corp.                                                          215          18,671
Kimco Realty Corp.                                                           577          28,619
KKR Financial Corp.                                                          235           6,359
Knight Capital Group, Inc. Cl A                                              778          14,058
LaBranche & Co., Inc.                                                        380           3,564
LaSalle Hotel Properties                                                     241          11,474
Lazard Ltd.                                                                  349          17,715
Legg Mason, Inc. (a)                                                          86           9,017
Lehman Brothers Holdings, Inc. (a)                                           247          20,313
Lexington Corporate Properties Trust                                         503          10,704
Liberty Property Trust                                                       215          11,124

Lincoln National Corp. (a)                                                   113           7,587
Loews Corp. (a)                                                              203           8,822
M&T Bank Corp. (a)                                                            40           4,852
Macerich Co.                                                                 183          17,482
Mack-Cali Realty Corp.                                                       166           9,236
MAF Bancorp, Inc. (a)                                                        260          11,684
Markel Corp.                                                                  23          11,157
Marsh & McLennan Cos. (a)                                                    278           8,201
Marshall & Ilsley Corp. (a)                                                  648          30,495
MasterCard, Inc. Cl A                                                        157          17,513
MBIA, Inc. (a)                                                               341          24,494
Mellon Financial Corp. (a)                                                   180           7,693
Mercantile Bankshares Corp. (a)                                              347          16,347
Mercury General Corp.                                                         77           4,016
Merrill Lynch & Co., Inc. (a)                                                380          35,553
MetLife, Inc.                                                                217          13,480
MGIC Investment Corp. (a)                                                    232          14,319
Mid-America Apartment Communities, Inc.                                      167          10,040
Montpelier Re Holdings Ltd.                                                  300           5,229
Moody's Corp.                                                                156          11,163
Morgan Stanley (a)                                                           431          35,682
Nasdaq Stock Market, Inc. (a)                                                246           8,384
National City Corp. (a)                                                      236           8,933
National Financial Partners Corp.                                            237          11,637
Nationwide Financial Services, Inc. Cl A (a)                                 415          22,680
Nationwide Health Properties, Inc.                                           608          20,259
New Century Financial Corp.                                                  368          11,139
New Plan Excel Realty Trust, Inc.                                            264           7,688
New York Community Bancorp, Inc.                                             712          12,026
NewAlliance Bancshares, Inc.                                                 740          11,840
NovaStar Financial, Inc.                                                     279           5,926
Nuveen Investments, Inc.                                                     218          10,791
NYSE Group, Inc.                                                              37           3,699
Ohio Casualty Corp.                                                          461          13,618
Old National Bancorp                                                         501           9,389
Old Republic International Corp. (a)                                         522          11,641
Pacific Capital Bancorp                                                      369          11,793
Park National Corp.                                                           68           6,700
PartnerRe Ltd.                                                               158          10,744
Pennsylvania Real Estate Investment Trust                                    288          12,298
Philadelphia Consolidated Holding Co. (a)                                    383          17,258
Phoenix Cos., Inc.                                                           859          12,911
Platinum Underwriters Holdings Ltd.                                          391          11,671
Plum Creek Timber Co., Inc. REIT                                             448          18,032
PMI Group, Inc.                                                              228          10,903
PNC Financial Services Group, Inc. (a)                                       129           9,516
Popular, Inc.                                                                711          12,983
Potlatch Corp. REIT                                                          297          14,021
Principal Financial Group, Inc.                                              117           7,208
ProAssurance Corp.                                                           213          10,818
Progressive Corp. (a)                                                        428           9,925
Protective Life Corp. (a)                                                    157           7,682
Provident Bankshares Corp.                                                   239           8,470
Provident Financial Services, Inc.                                           499           9,082
Prudential Financial, Inc.                                                   221          19,698
Public Storage, Inc.                                                          73           7,939
Radian Group, Inc. (a)                                                       210          12,646

Rayonier, Inc. REIT (a)                                                      222           9,590
Realty Income Corp.                                                          755          21,729
Redwood Trust, Inc. (a)                                                      178          11,314
Regency Centers Corp.                                                        164          14,284
Regions Financial Corp.                                                      300          10,878
Reinsurance Group of America, Inc.                                            85           4,943
RenaissanceRe Holdings Ltd.                                                  173           9,216
Safeco Corp. (a)                                                             288          18,435
SEI Investments Co. (a)                                                      172          10,721
Selective Insurance Group, Inc. (a)                                          190           9,776
Simon Property Group, Inc.                                                   137          15,671
Sky Financial Group, Inc.                                                    275           7,796
SL Green Realty Corp.                                                        140          20,515
SLM Corp.                                                                    259          11,904
South Financial Group, Inc.                                                  540          13,954
Sovereign Bancorp, Inc.                                                      840          20,697
St. Joe Co.                                                                  199          11,522
St. Paul Travelers Cos., Inc. (a)                                            301          15,306
StanCorp Financial Group, Inc. (a)                                           355          16,987
Sterling Bancshares, Inc.                                                    493           5,941
Sunstone Hotel Investors, Inc. REIT                                          426          12,052
SunTrust Banks, Inc. (a)                                                     156          12,964
Susquehanna Bancshares, Inc.                                                 412          10,399
SVB Financial Group                                                          242          11,289
SWS Group, Inc.                                                              222           5,601
Synovus Financial Corp. (a)                                                  711          22,702
T. Rowe Price Group, Inc.                                                    653          31,337
Taubman Centers, Inc.                                                        330          19,229
TCF Financial Corp.                                                          313           7,944
TD Ameritrade Holding Corp.                                                  107           1,893
TD Banknorth, Inc.                                                           282           9,095
Thornburg Mortgage, Inc.                                                     322           8,662
Torchmark Corp. (a)                                                          253          16,442
Trustco Bank Corp.                                                           536           5,639
Trustmark Corp.                                                              356          10,488
U.S. Bancorp                                                                 755          26,878
UCBH Holdings, Inc.                                                          695          13,031
UnionBanCal Corp.                                                            136           8,788
United Bankshares, Inc.                                                      299          10,919
United Dominion Realty Trust, Inc.                                           334          10,952
Unitrin, Inc.                                                                113           5,787
UnumProvident Corp. (a)                                                      914          20,108
Valley National Bancorp                                                      295           7,555
Ventas, Inc.                                                                 250          11,563
W Holding Co., Inc.                                                          960           5,050
Wachovia Corp.                                                               870          49,155
Waddell & Reed Financial, Inc.                                               248           6,366
Washington Federal, Inc.                                                     627          14,540
Washington Mutual, Inc. (a)                                                  417          18,594
Webster Financial Corp.                                                      425          21,174
Weingarten Realty Investors                                                  209          10,348
Wells Fargo & Co. (a)                                                      1,386          49,785
Westamerica Bancorp                                                          215          10,718
White Mountains Insurance Group Ltd.                                          19          11,014
Whitney Holding Corp. (a)                                                    481          15,219
Willis Group Holdings Ltd.                                                   304          12,421
Wilmington Trust Corp. (a)                                                   172           7,212
Wintrust Financial Corp.                                                     175           8,013
XL Capital Ltd. Cl A                                                          76           5,244
                                                                                   -------------
                                                                                       3,630,096
                                                                                   -------------

HEALTH CARE (8.5%)
Abbott Laboratories (a)                                                      679          35,987
Abraxis BioScience, Inc.                                                      64           1,673
Advanced Medical Optics, Inc.                                                173           6,358
Aetna, Inc.                                                                  355          14,967
Affymetrix, Inc. (a)                                                         154           3,844
Alcon, Inc.                                                                   48           5,652
Alexion Pharmaceuticals, Inc.                                                245          10,185
Alkermes, Inc. (a)                                                           699          10,429
Allergan, Inc. (a)                                                           102          11,904
American Medical Systems Holdings, Inc.                                      453           9,015
Amgen, Inc.                                                                  739          52,002
Amylin Pharmaceuticals, Inc.                                                 281          10,897
Applied Biosystems Group-Applera Corp.                                       492          17,102
Apria Healthcare Group, Inc. (a)                                             354           9,831
Arthrocare Corp.                                                             180           6,642
Barr Pharmaceuticals, Inc.                                                   249          13,326
Bausch & Lomb, Inc. (a)                                                      124           6,904
Beckman Coulter, Inc. (a)                                                    145           9,355
Becton Dickinson & Co. (a)                                                   146          11,233
Bio-Rad Laboratories, Inc. Cl A                                              109           9,378
Biogen Idec, Inc.                                                            210          10,151
BioMarin Pharmaceutical, Inc.                                                591          11,194
Biomet, Inc. (a)                                                             139           5,888
Biosite, Inc.                                                                120           6,466
Boston Scientific Corp.                                                      890          16,421
Bristol-Myers Squibb Co. (a)                                                 853          24,558
C.R. Bard, Inc. (a)                                                          273          22,528
Caremark Rx, Inc.                                                            279          17,092
Celera Genomics Group-Applera Corp.                                          560           8,882
Celgene Corp.                                                                239          12,830
Cephalon, Inc.                                                               157          11,368
Charles River Laboratories International, Inc.                               169           7,605
CIGNA Corp. (a)                                                               47           6,223
Community Health Systems, Inc.                                               239           8,544
Cooper Cos. (a)                                                              106           5,056
Covance, Inc.                                                                147           9,063
Coventry Health Care, Inc.                                                   380          19,589
Cubist Pharmaceuticals, Inc.                                                 396           7,286
CV Therapeutics, Inc.                                                        323           4,357
Cyberonics, Inc.                                                             151           3,182
Cytyc Corp.                                                                  267           7,722
Dade Behring Holdings, Inc.                                                  210           8,837
DaVita, Inc.                                                                 273          14,906
Dentsply International, Inc. (a)                                             328          10,116
Edwards Lifesciences Corp.                                                   388          19,850
Eli Lilly & Co. (a)                                                          418          22,622
Endo Pharmaceuticals Holdings, Inc.                                          332          10,199
Enzo Biochem, Inc.                                                           243           3,606
eResearch Technology, Inc.                                                   266           1,862
Express Scripts, Inc.                                                         72           5,005
Forest Laboratories, Inc.                                                    218          12,232
Gen-Probe, Inc.                                                              323          16,706
Genentech, Inc.                                                              296          25,862
Genzyme Corp.                                                                160          10,517
Gilead Sciences, Inc.                                                        284          18,267
Haemonetics Corp. (a)                                                        186           8,973
Health Management Associates, Inc. Cl A                                      671          13,051

Health Net, Inc.                                                             272          13,249
Healthways, Inc.                                                             228          10,353
Henry Schein, Inc. (a)                                                       236          11,982
Hologic, Inc.                                                                340          18,887
Hospira, Inc.                                                                390          14,344
Human Genome Sciences, Inc.                                                  902          10,626
Humana, Inc. (a)                                                             406          22,533
IDEXX Laboratories, Inc. (a)                                                 214          18,363
ImClone Systems, Inc. (a)                                                    160           4,714
Immucor, Inc. (a)                                                            439          13,846
Incyte Corp.                                                                 637           4,733
InterMune, Inc.                                                              181           6,335
Intuitive Surgical, Inc.                                                     101           9,939
Invacare Corp. (a)                                                           255           5,505
Invitrogen Corp.                                                             124           7,593
Johnson & Johnson (a)                                                      1,877         125,383
Kinetic Concepts, Inc.                                                       124           6,100
King Pharmaceuticals, Inc.                                                   589          10,520
Kyphon, Inc.                                                                 281          13,148
Laboratory Corp. of America Holdings                                         312          22,913
Lincare Holdings, Inc.                                                       236           9,287
Magellan Health Services, Inc.                                               256          10,447
Manor Care, Inc. (a)                                                         173           9,211
Medarex, Inc.                                                                844          11,369
Medco Health Solutions, Inc.                                                 191          11,309
Medicines Co.                                                                346          10,595
Medicis Pharmaceutical Corp.                                                 350          13,276
Medimmune, Inc.                                                              584          20,241
Medtronic, Inc. (a)                                                          754          40,301
Mentor Corp.                                                                 263          13,410
Merck & Co., Inc. (a)                                                        973          43,542
MGI Pharma, Inc.                                                             523          10,052
Millennium Pharmaceuticals, Inc.                                             747           8,292
Millipore Corp. (a)                                                          142           9,724
Molecular Devices Corp.                                                      117           4,116
Mylan Laboratories, Inc. (a)                                                 531          11,756
Myriad Genetics, Inc.                                                        280          10,007
Nabi Biopharmaceuticals                                                      503           2,917
Nektar Therapeutics                                                          577           7,328
Neurocrine Biosciences, Inc.                                                 204           2,852
Noven Pharmaceuticals, Inc.                                                  164           4,487
Onyx Pharmaceuticals, Inc.                                                   300           3,555
OSI Pharmaceuticals, Inc.                                                    157           5,341
Par Pharmaceutical Cos., Inc.                                                243           6,410
PAREXEL International Corp. (a)                                              188           6,157
Patterson Cos., Inc.                                                         322          12,110
PDL BioPharma, Inc.                                                          244           5,004
Pediatrix Medical Group, Inc. (a)                                            302          15,867
Perrigo Co.                                                                  644          11,128
Pfizer, Inc. (a)                                                           3,197          83,888
Pharmaceutical Product Development, Inc.                                     243           8,384
PolyMedica Corp.                                                             140           5,606
PSS World Medical, Inc.                                                      470           9,409
Psychiatric Solutions, Inc.                                                  367          14,291
Quest Diagnostics, Inc. (a)                                                  110           5,773
Regeneron Pharmaceuticals, Inc.                                              441           8,771
ResMed, Inc.                                                                 196          10,306
Respironics, Inc. (a)                                                        171           7,285
Savient Pharmaceuticals, Inc.                                                366           5,464
Sepracor, Inc.                                                               277          15,806
Sierra Health Services, Inc. (a)                                             338          13,588

St. Jude Medical, Inc. (a)                                                   227           9,707
Stryker Corp. (a)                                                            173          10,716
Sunrise Senior Living, Inc.                                                  278           9,941
Techne Corp.                                                                 255          14,800
Telik, Inc.                                                                  385           2,583
Tenet Healthcare Corp. (a)                                                 1,140           8,048
United Surgical Partners International, Inc.                                 308           9,385
United Therapeutics Corp.                                                    162           8,683
UnitedHealth Group, Inc.                                                     856          44,735
Universal Health Services, Inc. (Cl B)                                       119           6,894
Varian Medical Systems, Inc. (a)                                             307          14,162
Varian, Inc.                                                                 218          11,665
Ventana Medical Systems, Inc.                                                239          10,062
Vertex Pharmaceuticals, Inc.                                                 310          10,959
Viasys Healthcare, Inc.                                                      223           6,563
Waters Corp.                                                                 260          14,739
Watson Pharmaceuticals, Inc.                                                 254           6,914
WellCare Health Plans, Inc.                                                  236          18,285
WellPoint, Inc.                                                              406          31,822
Wyeth                                                                        587          29,004
Zimmer Holdings, Inc.                                                        153          12,886
                                                                                   -------------
                                                                                       1,847,581
                                                                                   -------------
INDUSTRIALS (11.5%)
AAR Corp. (a)                                                                253           7,537
Accenture Ltd. Cl A                                                          394          14,874
Actuant Corp. Cl A                                                           186           9,261
Acuity Brands, Inc. (a)                                                      271          15,721
Administaff, Inc. (a)                                                        174           7,124
Aeroflex, Inc. (a)                                                           540           6,458
Affiliated Computer Services, Inc. Cl A (a)                                  295          14,452
AGCO Corp.                                                                   654          22,216
Agilent Technologies, Inc.                                                   266           8,512
Alexander & Baldwin, Inc. (a)                                                289          14,288
Alliance Data Systems Corp.                                                  163          11,073
Alliant Techsystems, Inc.                                                    210          17,010
Allied Waste Industries, Inc. (a)                                            716           9,158
Ametek, Inc. (a)                                                             286           9,895
Amphenol, Inc.                                                               206          13,950
Anixter International, Inc. (a)                                              206          11,386
Aptargroup, Inc.                                                             219          13,361
Armor Holdings, Inc.                                                         225          13,613
Arrow Electronics, Inc.                                                      288          10,152
Astec Industries, Inc.                                                       114           4,105
Automatic Data Processing, Inc. (a)                                          357          17,036
Avnet, Inc. (a)                                                              400          12,420
AVX Corp.                                                                    153           2,211
Ball Corp. (a)                                                               240          11,117
BearingPoint, Inc.                                                           546           4,373
Bemis Co., Inc. (a)                                                          257           8,715
Benchmark Electronics, Inc.                                                  477          10,804
Boeing Co. (a)                                                               467          41,824
Bowne & Co.                                                                  250           3,760
Brink's Co.                                                                  300          18,645
Bucyrus International, Inc. Cl A                                             219          10,164
C.H. Robinson Worldwide, Inc.                                                440          23,342
Carlisle Cos. (a)                                                            194          15,799
Ceradyne, Inc.                                                               183           9,897
Ceridian Corp.                                                               362          10,849
CheckFree Corp.                                                              178           7,375

Checkpoint Systems, Inc. (a)                                                 272           5,111
Choicepoint, Inc.                                                            208           8,006
Clarcor, Inc. (a)                                                            348          12,062
Cognex Corp.                                                                 257           5,608
Coherent, Inc.                                                               214           6,581
Con-way, Inc.                                                                112           5,571
Convergys Corp.                                                              353           9,192
Cooper Industries, Ltd.                                                      266          24,310
Corporate Executive Board Co.                                                 97           8,801
Corrections Corp. of America                                                 375          18,270
Cummins, Inc. (a)                                                            114          15,340
Curtiss-Wright Corp. (a)                                                     295          11,263
Danaher Corp. (a)                                                            159          11,776
Deere & Co. (a)                                                              102          10,229
Deluxe Corp. (a)                                                             413          12,357
Dionex Corp.                                                                 149           8,854
Donaldson Co., Inc. (a)                                                      443          15,602
Dover Corp. (a)                                                              490          24,304
DRS Technologies, Inc.                                                       254          14,072
Eagle Materials, Inc.                                                        301          14,866
EGL, Inc.                                                                    221           8,422
Electro Scientific Industries, Inc.                                          242           5,080
ElkCorp.                                                                     133           5,767
EMCOR Group, Inc. (a)                                                        213          12,230
Energy Conversion Devices, Inc.                                              254           8,750
ESCO Technologies, Inc.                                                      153           7,309
Esterline Technologies Corp. (a)                                             188           7,514
Expeditors International of Washington, Inc.                                 539          23,010
Fastenal Co.                                                                 330          12,302
FedEx Corp. (a)                                                              175          19,320
Fidelity National Information Services, Inc.                                 722          30,698
First Data Corp. (a)                                                         474          11,784
Fiserv, Inc.                                                                 425          22,342
Flextronics International Ltd.                                             1,521          17,689
Flir Systems, Inc.                                                           432          13,353
Flowserve Corp. (a)                                                          150           7,961
Fluor Corp.                                                                  226          18,668
Fortune Brands, Inc. (a)                                                      75           6,279
Forward Air Corp.                                                            219           6,872
Foster Wheeler Ltd.                                                          182           9,732
FTI Consulting, Inc.                                                         240           6,578
FuelCell Energy, Inc.                                                        336           2,221
Gardner Denver, Inc. (a)                                                     316          12,182
General Cable Corp. (a)                                                      354          15,268
General Dynamics Corp. (a)                                                   145          11,332
General Electric Co. (a)                                                   4,603         165,937
General Maritime Corp.                                                       191           6,970
Genlyte Group, Inc.                                                           69           5,228
Global Payments, Inc.                                                        184           6,948
Goodrich Corp. (a)                                                           313          15,343
Graco, Inc. (a)                                                              147           5,993
GrafTech International Ltd.                                                  695           5,643
Granite Construction, Inc.                                                   212          11,355
Harsco Corp. (a)                                                              91           7,815
Honeywell International, Inc. (a)                                            325          14,849
Hubbell, Inc. Cl B (a)                                                       132           6,362
IDEX Corp. (a)                                                               332          17,231
Ingersoll-Rand Co. Ltd. Cl A                                                 126           5,403
Insituform Technologies, Inc. Cl A                                           191           5,331
Iron Mountain, Inc.                                                          447          12,507

Itron, Inc. (a)                                                              177          10,202
ITT Corp. (a)                                                                466          27,797
J.B. Hunt Transport Services, Inc.                                           252           6,333
Jabil Circuit, Inc.                                                          486          11,659
Jacobs Engineering Group, Inc.                                               136          12,315
Joy Global, Inc.                                                             314          14,592
Kaman Corp.                                                                  185           4,216
Kansas City Southern                                                         582          17,495
Kaydon Corp. (a)                                                             195           8,405
Kemet Corp.                                                                  596           4,494
Kennametal, Inc. (a)                                                         247          15,265
L-3 Communications Holdings, Inc.                                            304          25,031
Landstar System, Inc.                                                        353          14,928
Lennar Corp Com Class B                                                       35           1,770
Lincoln Electric Holdings, Inc.                                              244          14,828
Littelfuse, Inc. (a)                                                         155           4,865
Lockheed Martin Corp. (a)                                                    215          20,896
Louisiana-Pacific Corp. (a)                                                  267           6,117
Manitowoc Co. (a)                                                            411          21,314
Manpower, Inc. (a)                                                           210          15,315
Martin Marietta Materials, Inc. (a)                                          110          12,696
Masco Corp. (a)                                                              171           5,470
McDermott International, Inc. (a)                                            276          14,253
MDU Resources Group, Inc. (a)                                                405          10,469
MeadWestvaco Corp.                                                           448          13,503
Methode Electronics, Inc. (a)                                                313           3,446
Mettler-Toledo International, Inc.                                            95           7,866
Molex, Inc. Cl A                                                             193           5,074
Monster Worldwide, Inc.                                                      293          14,477
Moog, Inc. Cl A (a)                                                          260          10,137
MSC Industrial Direct Co. (a)                                                306          13,216
Mueller Industries, Inc.                                                     295           9,608
National Instruments Corp.                                                   356          10,256
Navigant Consulting, Inc.                                                    375           7,793
Navistar International Corp. (a)                                             196           8,671
Newport Corp.                                                                318           6,347
Nordson Corp.                                                                210          10,861
Northrop Grumman Corp. (a)                                                   176          12,485
Old Dominion Freight Line, Inc.                                              227           6,306
OMI Corp. (a)                                                                456          10,059
Oshkosh Truck Corp.                                                          172           9,082
Owens-Illinois, Inc. (a)                                                     361           8,036
Packaging Corp. of America                                                   241           5,504
Pactiv Corp. (a)                                                             347          11,257
Pall Corp. (a)                                                               303          10,532
Parker Hannifin Corp. (a)                                                    288          23,835
Paychex, Inc. (a)                                                            209           8,362
PerkinElmer, Inc. (a)                                                        970          23,154
Power-One, Inc.                                                              627           4,634
Powerwave Technologies, Inc.                                                 799           4,666
Precision Castparts Corp. (a)                                                342          30,400
Quanta Services, Inc.                                                        735          15,119
R.R. Donnelley & Sons Co. (a)                                                591          21,926
Raytheon Co.                                                                 194          10,069
Republic Services, Inc.                                                      315          13,624
Resources Connection, Inc.                                                   327          10,268
Robert Half International, Inc.                                              405          16,484
Rockwell Automation Corp. (a)                                                111           6,794
Rockwell Collins, Inc.                                                       430          29,330
Roper Industries, Inc.                                                       201          10,436
Ryder System, Inc. (a)                                                       157           8,563
Sanmina-SCI Corp.                                                          1,342           4,697

Sealed Air Corp. (a)                                                         197          12,982
Shaw Group, Inc. (a)                                                         562          18,973
Smurfit-Stone Container Corp.                                                618           6,674
Solectron Corp.                                                            2,366           7,690
Sonoco Products Co. (a)                                                      240           9,240
Spherion Corp.                                                               485           3,992
SPX Corp.                                                                    147          10,318
Stamps.com, Inc.                                                             150           2,195
Stericycle, Inc. (a)                                                         299          23,023
TASER International, Inc.                                                    429           3,325
Tektronix, Inc. (a)                                                          212           5,993
Teleflex, Inc. (a)                                                           229          15,293
Teletech Holdings, Inc.                                                      297           8,004
Temple-Inland, Inc. (a)                                                      279          13,933
Terex Corp. (a)                                                              250          14,223
Tetra Tech, Inc.                                                             407           7,318
Texas Industries, Inc. (a)                                                   153          11,233
Thomas & Betts Corp. (a)                                                     132           6,321
Timken Co. (a)                                                               248           7,095
Toro Co. (a)                                                                 282          14,458
Trimble Navigation Ltd.                                                      376          21,274
Trinity Industries, Inc. (a)                                                 217           8,300
Tyco International Ltd. (a)                                                  887          28,278
Union Pacific Corp. (a)                                                      117          11,817
United Parcel Service, Inc. Cl B                                             430          31,079
United Rentals, Inc. (a)                                                     544          14,008
USG Corp.                                                                    199          10,666
UTi Worldwide, Inc.                                                          223           6,779
Veeco Instruments, Inc.                                                      183           3,512
Viad Corp.                                                                   146           6,123
Vishay Intertechnology, Inc.                                                 428           5,624
Vulcan Materials Co. (a)                                                     217          22,099
W.W. Grainger, Inc. (a)                                                      191          14,831
Wabash National Corp. (a)                                                    258           4,113
Wabtec                                                                       336          10,759
Walter Industries, Inc.                                                      333           9,384
Washington Group International, Inc.                                         183          10,455
Waste Connections, Inc.                                                      340          14,814
Waste Management, Inc. (a)                                                   235           8,925
Watsco, Inc. (a)                                                             175           8,929
Werner Enterprises, Inc.                                                     410           7,794
Wesco International, Inc.                                                    115           6,983
Western Union Co.                                                            474          10,589
World Fuel Services Corp. (a)                                                196           8,987
Zebra Technologies Corp. Cl A                                                169           5,859
                                                                                   -------------
                                                                                       2,512,096
                                                                                   -------------
OIL & GAS (5.3%)
Anadarko Petroleum Corp. (a)                                                 197           8,619
Apache Corp. (a)                                                             140          10,216
Atwood Oceanics, Inc.                                                        198           9,577
Baker Hughes, Inc. (a)                                                       212          14,634
BJ Services Co.                                                              215           5,947
Cabot Oil & Gas Corp. (a)                                                    328          21,274
Cameron International Corp.                                                  266          13,965
Cheniere Energy, Inc.                                                        339           9,384
Chesapeake Energy Corp. (a)                                                  181           5,359
Chevron Corp.                                                                979          71,351
Cimarex Energy Co.                                                           242           9,070
ConocoPhillips                                                               664          44,096
Denbury Resources, Inc. (a)                                                  262           7,257
Devon Energy Corp.                                                           177          12,406
Diamond Offshore Drilling, Inc. (a)                                           28           2,364

Dynegy, Inc. Cl A                                                          2,892          20,389
El Paso Corp.                                                              1,840          28,557
Encore Acquisition Co.                                                       347           9,005
ENSCO International, Inc. (a)                                                388          19,738
EOG Resources, Inc.                                                          177          12,236
Exxon Mobil Corp.                                                          2,581         191,253
FMC Technologies, Inc.                                                       157           9,723
Global Industries Ltd. (a)                                                   619           8,338
GlobalSantaFe Corp.                                                          138           8,005
Grant Prideco, Inc.                                                          302          11,832
Grey Wolf, Inc.                                                            1,382           9,439
Halliburton Co. (a)                                                          636          18,787
Hanover Compressor Co. (a)                                                   663          12,829
Helix Energy Solutions Group, Inc.                                           237           7,624
Hess Corp.                                                                   104           5,615
Holly Corp.                                                                  296          15,596
Houston Exploration Co. (a)                                                  198          10,359
Hydril                                                                       144          11,390
Input/Output, Inc.                                                           492           6,735
Kinder Morgan, Inc.                                                           61           6,466
Lone Star Technologies, Inc. (a)                                             195           9,428
Marathon Oil Corp.                                                           154          13,912
Nabors Industries Ltd.                                                       742          22,468
National Oilwell Varco, Inc.                                                 117           7,095
Newpark Resources, Inc. (a)                                                  746           4,715
Noble Corp.                                                                  340          25,483
Noble Energy, Inc.                                                           465          24,836
Occidental Petroleum Corp. (a)                                               367          17,014
Oceaneering International, Inc.                                              335          13,222
OGE Energy Corp. (a)                                                         232           8,983
Parker Drilling Co. (a)                                                      965           8,936
Patterson-UTI Energy, Inc.                                                   406           9,805
Penn Virginia Corp.                                                          129           9,453
Plains Exploration & Production Co.                                          201           9,696
Pogo Producing Co.                                                           133           6,590
Pride International, Inc.                                                    434          12,504
Quicksilver Resources, Inc.                                                  168           6,663
Range Resources Corp. (a)                                                    357          10,956
Rowan Cos., Inc. (a)                                                         257           8,453
Schlumberger Ltd. (a)                                                        747          47,428
SEACOR Holding, Inc. (a)                                                     138          13,970
Smith International, Inc.                                                    542          21,507
Southwestern Energy Co. (a)                                                  392          15,076
St. Mary Land & Exploration Co.                                              381          13,712
Stone Energy Corp. (a)                                                       192           6,526
Sunoco, Inc. (a)                                                              65           4,103
Superior Energy Services, Inc.                                               489          14,826
Tesoro Corp. (a)                                                             189          15,572
Tetra Technologies, Inc. (a)                                                 433          10,028
TODCO                                                                        384          13,298
Transocean, Inc. (a)                                                         205          15,861
Unit Corp. (a)                                                               294          14,253
Valero Energy Corp. (a)                                                      266          14,438
W-H Energy Services, Inc.                                                    204           9,258
Weatherford International Ltd.                                               218           8,803
Williams Cos. (a)                                                            252           6,801
XTO Energy, Inc.                                                             215          10,851
                                                                                   -------------
                                                                                       1,155,958
                                                                                   -------------
TECHNOLOGY (10.9%)
3Com Corp. (a)                                                               960           3,744
Actel Corp.                                                                  215           3,840
Adaptec, Inc. (a)                                                            971           3,496

ADC Telecommunications, Inc.                                                 268           4,326
Adobe Systems, Inc. (a)                                                      373          14,499
Adtran, Inc.                                                                 390           8,642
Advanced Micro Devices, Inc.                                                 349           5,427
Advent Software, Inc.                                                        143           5,112
Agere Systems, Inc.                                                        1,310          26,383
Agile Software Corp.                                                         444           2,779
Agilysys, Inc.                                                               254           4,813
Akamai Technologies, Inc.                                                    388          21,798
Altera Corp.                                                                 947          18,987
American Power Conversion Corp.                                              445          13,679
American Tower Corp. Cl A                                                    286          11,391
Amkor Technology, Inc.                                                       743           7,824
Analog Devices, Inc.                                                         227           7,434
Andrew Corp.                                                                 468           4,970
Ansys, Inc. (a)                                                              231          11,525
Apple Computer, Inc.                                                         548          46,980
Applied Materials, Inc. (a)                                                  856          15,177
Ariba, Inc.                                                                  628           5,840
Asyst Technologies, Inc. (a)                                                 405           2,628
ATMI, Inc.                                                                   220           7,357
Autodesk, Inc. (a)                                                           585          25,576
Avaya, Inc.                                                                1,229          15,768
Avocent Corp.                                                                324          11,191
Axcelis Technologies, Inc.                                                   699           4,502
BEA Systems, Inc.                                                          1,055          13,008
Borland Software Corp.                                                       650           3,549
Broadcom Corp.                                                               309           9,863
Brocade Communications Systems, Inc.                                       2,825          24,239
Brooks Automation, Inc.                                                      540           7,517
C-COR, Inc. (a)                                                              398           5,449
Cabot Microelectronics Corp.                                                 168           5,072
Caci International, Inc. Cl A                                                207           9,735
Cadence Design Systems, Inc.                                                 755          14,270
CDW Corp.                                                                    147           9,433
Cerner Corp. (a)                                                             147           6,605
Check Point Software Technologies Ltd.                                       438          10,451
Ciber, Inc.                                                                  455           3,130
Ciena Corp.                                                                  629          17,669
Cisco Systems, Inc.                                                        3,924         104,338
Citrix Systems, Inc. (a)                                                     439          13,903
Cognizant Technology Solutions Corp.                                         347          29,596
Computer Sciences Corp. (a)                                                  450          23,607
Compuware Corp.                                                              954           8,557
Conexant Systems, Inc.                                                     3,430           6,380
Corning, Inc. (a)                                                            984          20,507
Cree, Inc.                                                                   509           7,828
Crown Castle International Corp.                                             578          20,322
CSG Systems International, Inc. (a)                                          343           8,602
Cymer, Inc.                                                                  247          10,431
Cypress Semiconductor Corp.                                                1,066          19,668
Dell, Inc.                                                                 1,304          31,622
Dendrite International, Inc.                                                 312           3,404
Digital River, Inc.                                                          250          12,795
DST Systems, Inc.                                                            149          10,502
Dycom Industries, Inc.                                                       289           6,540
EarthLink, Inc.                                                              933           6,820
Electronics for Imaging, Inc. (a)                                            457          10,534
EMC Corp.                                                                  1,482          20,733

Emulex Corp.                                                                 599          10,632
Equinix, Inc.                                                                168          14,124
Exar Corp.                                                                   300           3,930
Extreme Networks, Inc.                                                       891           3,698
F5 Networks, Inc.                                                            255          18,217
Fair Isaac Corp. (a)                                                         154           6,132
Fairchild Semiconductor International, Inc.                                  305           5,432
FormFactor, Inc.                                                             294          11,951
Gateway, Inc. (a)                                                          2,111           4,328
Google, Inc. Cl A                                                            146          73,189
Harmonic, Inc.                                                               620           5,611
Harris Corp. (a)                                                             350          17,787
Hewlett-Packard Co. (a)                                                    1,182          51,157
Hyperion Solutions Corp.                                                     370          15,621
Ikon Office Solutions, Inc. (a)                                              692          10,311
Informatica Corp.                                                            599           7,523
InfoSpace, Inc.                                                              215           4,997
Ingram Micro, Inc. Cl A (a)                                                  404           7,882
Insight Enterprises, Inc.                                                    351           7,136
Intel Corp. (a)                                                            3,763          78,871
Inter-Tel, Inc. (a)                                                          173           3,915
InterDigital Communications Corp. (a)                                        358          12,419
Intermec, Inc.                                                               342           8,218
International Business Machines Corp. (a)                                    672          66,629
International Rectifier Corp.                                                170           7,094
Intersil Corp. Cl A                                                          376           8,859
Interwoven, Inc.                                                             322           5,055
Intuit, Inc.                                                                 832          26,166
j2 Global Communications, Inc.                                               344           9,109
JDA Software Group, Inc.                                                     243           3,888
JDS Uniphase Corp.                                                           624          11,095
Juniper Networks, Inc.                                                       427           7,737
Keane, Inc. (a)                                                              360           4,381
KLA-Tencor Corp. (a)                                                         121           5,957
Kronos, Inc.                                                                 177           6,726
Kulicke & Soffa Industries, Inc.                                             476           4,417
Lam Research Corp. (a)                                                       353          16,171
Lattice Semiconductor Corp.                                                  736           4,313
Lexmark International, Inc.                                                  252          15,884
Linear Technology Corp. (a)                                                  190           5,881
LSI Logic Corp. (a)                                                          945           8,883
Macrovision Corp.                                                            372           9,200
Marvell Technology Group Ltd.                                                278           5,085
Maxim Integrated Products, Inc.                                              202           6,222
MEMC Electronic Materials, Inc. (a)                                          427          22,375
Mentor Graphics Corp.                                                        580          10,788
Micron Technology, Inc. (a)                                                1,968          25,491
Micros Systems, Inc.                                                         248          13,962
Microsemi Corp.                                                              415           7,553
Microsoft Corp.                                                            5,686         175,469
Motorola, Inc. (a)                                                         1,579          31,343
MRV Communications, Inc.                                                   1,046           4,257
National Semiconductor Corp. (a)                                             781          18,065
NCR Corp. (a)                                                                438          20,757
Network Appliance, Inc. (a)                                                  273          10,265
Novell, Inc. (a)                                                             915           6,634
Novellus Systems, Inc.                                                       342          10,544
NVIDIA Corp.                                                                 878          26,911
OmniVision Technologies, Inc.                                                315           3,635
Oracle Corp.                                                               2,648          45,440

Parametric Technology Corp.                                                  870          17,243
Perot Systems Corp.                                                          610           9,967
Photronics, Inc. (a)                                                         273           4,548
Pitney Bowes, Inc. (a)                                                       111           5,314
PMC-Sierra, Inc. (a)                                                       1,601          10,086
Polycom, Inc.                                                                214           7,195
Progress Software Corp.                                                      285           8,097
QLogic Corp.                                                                 406           7,430
Qualcomm, Inc.                                                             1,069          40,259
Quantum Corp.                                                              1,327           3,304
Radisys Corp. (a)                                                            176           2,959
RealNetworks, Inc. (a)                                                       730           7,789
Red Hat, Inc. (a)                                                            476          10,819
RF Micro Devices, Inc.                                                     1,352          10,437
S1 Corp. (a)                                                                 588           3,381
Salesforce.com, Inc.                                                         198           8,678
SanDisk Corp. (a)                                                            138           5,548
SBC Communications Corp. Cl A                                                599          17,796
Silicon Image, Inc.                                                          471           5,694
Silicon Laboratories, Inc.                                                   331          10,628
Silicon Storage Technology, Inc.                                             756           3,765
SiRF Technology Holdings, Inc.                                               297           8,720
Skyworks Solutions, Inc.                                                   1,149           7,549
SonicWALL, Inc.                                                              534           4,502
SRA International, Inc. Cl A                                                 262           6,629
Sun Microsystems, Inc.                                                     1,480           9,827
Sybase, Inc. (a)                                                             650          16,829
Sycamore Networks, Inc.                                                    1,748           6,520
Symantec Corp.                                                               622          11,016
Synopsys, Inc.                                                               353           9,390
Tellabs, Inc. (a)                                                          1,001          10,080
Teradyne, Inc.                                                               472           7,033
Tessera Technologies, Inc.                                                   320          12,237
Texas Instruments, Inc.                                                      992          30,940
TIBCO Software, Inc.                                                       1,636          15,182
Transaction Systems Architects, Inc. (a)                                     224           8,098
Trident Microsystems, Inc.                                                   396           8,265
Triquint Semiconductor, Inc. (a)                                             987           4,639
Ultratech, Inc.                                                              184           2,234
Unisys Corp.                                                                 857           7,387
United Online, Inc.                                                          463           6,501
United Stationers, Inc.                                                      186           9,479
Varian Semiconductor Equipment Associates Inc                                346          14,238
Vignette Corp.                                                               248           4,444
webMethods, Inc.                                                             462           3,479
Websense, Inc.                                                               336           7,274
Wind River Systems, Inc. (a)                                                 584           5,793
Xerox Corp.                                                                  658          11,318
Xilinx, Inc.                                                                 209           5,079
Yahoo!, Inc.                                                                 819          23,186
                                                                                   -------------
                                                                                       2,366,494
                                                                                   -------------
TELECOMMUNICATIONS (1.5%)
Alltel Corp. (a)                                                             174          10,664
AT&T, Inc.                                                                 2,752         103,559
CenturyTel, Inc. (a)                                                         300          13,452
Cincinnati Bell, Inc.                                                      1,778           8,641
Citizens Communications Co. Series B                                         817          11,977
Embarq Corp.                                                                 379          21,038

Harris Stratex Networks, Class A                                             171           3,759
Leap Wireless International, Inc.                                            122           8,014
NII Holdings, Inc.                                                           353          26,051
NTL, Inc.                                                                    671          18,285
Qwest Communications International, Inc.                                     628           5,118
Sprint Nextel Corp. (a)                                                    1,254          22,359
Telephone & Data Systems, Inc.                                               127           7,106
Verizon Communications, Inc.                                               1,249          48,111
Windstream Corp.                                                           1,248          18,569
                                                                                   -------------
                                                                                         326,703
                                                                                   -------------
UTILITIES (3.9%)
AGL Resources, Inc. (a)                                                      585          22,991
Alliant Energy Corp.                                                         283          10,287
Ameren Corp. (a)                                                             540          28,679
American Electric Power Co., Inc. (a)                                        165           7,182
Aqua America, Inc.                                                           387           8,595
Aquila, Inc.                                                               2,705          12,254
Atmos Energy Corp. (a)                                                       582          18,182
Avista Corp.                                                                 349           8,777
Black Hills Corp.                                                            235           8,711
CenterPoint Energy, Inc.                                                     763          13,169
Cleco Corp. (a)                                                              427          10,906
CMS Energy Corp. (a)                                                         637          10,632
Consolidated Edison, Inc. (a)                                                123           5,938
Constellation Energy Group, Inc. (a)                                         476          34,535
Core Laboratories N.V. (a)                                                   171          14,090
Dominion Resources, Inc. (Virginia)                                          154          12,776
DPL, Inc. (a)                                                                280           8,030
DTE Energy Co. (a)                                                           487          22,582
Duke Energy Corp.                                                            532          10,475
Duquesne Light Holdings, Inc.                                                639          12,786
Edison International                                                         124           5,578
El Paso Electric Co.                                                         349           8,481
Energy East Corp. (a)                                                        359           8,623
Entergy Corp. (a)                                                             89           8,264
Exelon Corp.                                                                 308          18,477
FirstEnergy Corp. (a)                                                        143           8,484
FPL Group, Inc. (a)                                                          159           9,007
Great Plains, Inc.                                                           228           7,143
Hawaiian Electric Industries, Inc.                                           644          17,253
IDACORP, Inc.                                                                302          11,159
KeySpan Corp.                                                                465          18,972
National Fuel Gas Co. (a)                                                    202           8,219
Nicor, Inc. (a)                                                              129           5,870
NiSource, Inc. (a)                                                           727          17,303
Northeast Utilities                                                          389          10,756
Northwest Natural Gas Co.                                                    199           8,097
NSTAR                                                                        260           8,684
ONEOK, Inc. (a)                                                              258          11,071
Peoples Energy Corp. (a)                                                     273          11,889
Pepco Holdings, Inc.                                                         459          11,741
PG&E Corp.                                                                   149           6,955
Piedmont Natural Gas Co. (a)                                                 522          13,473
Pinnacle West Capital Corp. (a)                                              274          13,368
PNM Resources, Inc.                                                          452          13,777
PPL Corp.                                                                    160           5,696
Progress Energy, Inc.                                                        106           5,039
Public Service Enterprise Group, Inc. (a)                                    126           8,446
Puget Energy, Inc.                                                           290           7,122

Questar Corp. (a)                                                            199          16,159
Reliant Energy, Inc.                                                         851          12,663
Scana Corp.                                                                  249          10,139
Sempra Energy (a)                                                            115           6,599
Sierra Pacific Resources                                                   1,610          27,402
Southern Co. (a)                                                             324          11,836
Southern Union Co. (a)                                                       818          22,749
Southwest Gas Corp. (a)                                                      334          13,110
Spectra Energy CORP.                                                         329           8,593
Teco Energy, Inc. (a)                                                        585           9,922
UGI Corp. (a)                                                                752          20,612
UniSource Energy Corp. (a)                                                   256           9,605
Vectren Corp.                                                                550          15,466
Westar Energy, Inc.                                                          620          16,467
WGL Holdings, Inc.                                                           352          11,134
Wisconsin Energy Corp. (a)                                                   321          14,946
WPS Resources Corp. (a)                                                      318          16,870
Xcel Energy, Inc.                                                          1,054          24,590
                                                                                   -------------
                                                                                         839,386
                                                                                   -------------
TOTAL COMMON STOCKS                                                                   17,230,224
                                                                                   -------------
CORPORATE BONDS (5.5%)
BASIC MATERIALS (0.3%)
Burlington Northern Santa Fe, 7.00%, 12/15/25                             12,000          13,213
E.I. DuPont de Nemours & Co., 4.88%, 4/30/14                               9,000           8,678
Eastman Chemical Co., 7.60%, 2/1/27                                       15,000          16,198
United Technologies Corp., 4.88%, 5/1/15                                   9,000           8,644
Weyerhaeuser Co., 6.95%, 8/1/17                                           12,000          12,667
                                                                                   -------------
                                                                                          59,400
                                                                                   -------------
CONSUMER GOODS (0.3%)
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16                                12,000          11,467
Coca-Cola Enterprises, 8.50%, 2/1/22                                      12,000          15,007
Kimberly-Clark Corp., 5.00%, 8/15/13                                      10,000           9,728
Kraft Foods, Inc., 6.25%, 6/1/12                                          11,000          11,379
May Department Stores Co., 5.75%, 7/15/14                                 12,000          11,744
                                                                                   -------------
                                                                                          59,325
                                                                                   -------------
CONSUMER SERVICES (0.6%)
Bottling Group LLC, 4.63%, 11/15/12                                       16,000          15,410
Comcast Corp., 6.50%, 11/15/35                                            20,000          20,246
Conagra Foods, 6.75%, 9/15/11                                             12,000          12,578
Procter & Gamble Co., 4.95%, 8/15/14                                      15,000          14,599
Target Corp., 5.88%, 3/1/12                                               12,000          12,265
Time Warner Cos., Inc., 7.57%, 2/1/24                                     23,000          25,321
Wal-Mart Stores, Inc., 4.55%, 5/1/13                                      23,000          21,980
                                                                                   -------------
                                                                                         122,399
                                                                                   -------------
FINANCIALS (2.6%)
Allstate Corp., 7.20%, 12/1/09                                            12,000          12,575
American General Finance, 5.38%, 10/1/12                                  41,000          40,770
Bank One Corp., 2.63%, 6/30/08                                            46,000          44,330
Caterpillar Financial Services Corp., 5.05%, 12/1/10                      12,000          11,916

Citigroup, Inc., 6.63%, 1/15/28                                           21,000          22,739
Countrywide Financial Corp., 6.25%, 5/15/16                               43,000          44,041
First Union National, 7.80%, 8/18/10                                      23,000          24,591
Goldman Sachs Group, Inc., 5.13%, 1/15/15                                 35,000          33,894
Goldman Sachs Group, INC., 5.95%, 1/15/27                                 34,000          33,175
Household Finance Corp., 4.63%, 1/15/08                                   73,000          72,469
John Deere Capital Corp., 7.00%, 3/15/12                                  12,000          12,766
John Hancock Global Funding, 7.90%, 7/2/10 (b)                            12,000          12,903
JPMC Capital XVIII, 6.95%, 8/17/36                                        40,000          42,873
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12                            15,000          15,789
Merrill Lynch & Co., Inc., 4.25%, 2/8/10                                   8,000           7,752
Merrill Lynch & Co., Inc., 6.05%, 5/16/16                                 25,000          25,670
Morgan Stanley Dean Witter, 6.75%, 4/15/11                                29,000          30,504
Prudential Financial, Inc., 5.10%, 9/20/14                                35,000          33,960
Sprint Capital Corp., 8.38%, 3/15/12                                      24,000          26,633
U.S. Bank NA, 6.38%, 8/1/11                                               15,000          15,579
Wells Fargo & Co., 4.63%, 8/9/10                                          26,000          25,422
                                                                                   -------------
                                                                                         590,351
                                                                                   -------------
HEALTH CARE (0.1%)
Wyeth, 5.50%, 2/1/14                                                      15,000          14,974
                                                                                   -------------
INDUSTRIALS (0.4%)
Boeing Co., 6.13%, 2/15/33                                                12,000          12,789
General Electric Co., 5.00%, 2/1/13                                       52,000          51,155
Tyco International Group SA, 6.38%, 10/15/11                              12,000          12,595
                                                                                   -------------
                                                                                          76,539
                                                                                   -------------
OIL & GAS (0.1%)
Conoco, Inc., 6.95%, 4/15/29                                              15,000          16,873
Kinder Morgan Energy Partners, 7.75%, 3/15/32                             12,000          13,632
                                                                                   -------------
                                                                                          30,505
                                                                                   -------------
TECHNOLOGY (0.5%)
First Data CORP., 4.85%, 10/1/14                                          63,000          59,263
IBM Corp., 8.38%, 11/1/19                                                 12,000          14,865
Motorola, Inc., 7.63%, 11/15/10                                            8,000           8,547
SBC Communications Corp., 6.15%, 9/15/34                                  29,000          28,488
                                                                                   -------------
                                                                                         111,163
                                                                                   -------------
UTILITIES (0.6%)
Carolina Power and Light, 5.13%, 9/15/13                                  12,000          11,757
Consolidated Edison Co. of New York, 4.70%, 6/15/09                       46,000          45,363
Duke Energy Corp., 6.25%, 1/15/12                                         12,000          12,438
Exelon Corp., 4.90%, 6/15/15                                              12,000          11,281
Midamerican Energy Holdings, 5.00%, 2/15/14                               31,000          29,820

National Rural Utilities, 7.25%, 3/1/12                                   15,000          16,238
Southern Power Co., 4.88%, 7/15/15                                        12,000          11,363
                                                                                   -------------
                                                                                         138,260
                                                                                   -------------
TOTAL CORPORATE BONDS                                                                  1,202,916
                                                                                   -------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES (5.5%)
FANNIE MAE (3.4%)
6.00%, 6/1/17, Pool #555004                                               43,025          43,553
5.50%, 8/1/17, Pool #826283                                                9,838           9,822
5.50%, 2/1/18, Pool #703712                                               28,244          28,125
5.00%, 5/1/18, Pool #703444                                               27,906          27,300
4.50%, 1/1/19, Pool #735057                                               16,038          15,418
5.00%, 1/1/19, Pool #255077                                               24,111          23,636
5.00%, 8/1/19, Pool #793396                                               16,072          15,723
5.00%, 12/1/19, Pool #745369                                              10,401          10,196
5.00%, 3/1/20, Pool #819410                                               10,435          10,212
5.50%, 3/1/20, Pool #735611                                               10,146          10,125
5.50%, 3/1/20, Pool #735405                                               22,959          22,862
5.00%, 6/1/20, Pool #839333                                               31,403          30,722
4.50%, 9/1/20, Pool #839289                                               16,509          15,847
5.50%, 7/1/25, Pool #255809                                               39,461          39,042
5.00%, 12/1/26, Pool #256570                                              42,883          41,494
6.00%, 10/1/32, Pool #667994                                              38,779          39,047
5.00%, 8/1/33, Pool #713679                                               45,809          43,953
6.00%, 9/1/33, Pool #736937                                               15,579          15,636
7.00%, 4/1/34, Pool #780703                                               25,015          25,714
5.00%, 5/1/34, Pool #768230                                               25,992          24,939
6.50%, 9/1/34, Pool #783390                                               24,323          24,728
5.50%, 2/1/35, Pool #735230                                               76,549          75,291
6.00%, 4/1/35, Pool #735503                                               14,625          14,715
5.00%, 8/1/35, Pool #848355                                               53,450          51,285
6.50%, 4/1/36, Pool #851187                                               67,789          68,919
                                                                                   -------------
                                                                                         728,304
                                                                                   -------------
FREDDIE MAC (1.9%)
4.00%, 6/1/18, Pool #E01401                                               26,659          24,988
5.00%, 10/1/18, Pool #B10252                                               2,943           2,883
4.50%, 11/1/18, Pool #E01489                                              26,566          25,525
4.50%, 12/1/18, Pool #G11657                                              21,641          20,792
4.50%, 1/1/19, Pool #B11878                                               41,711          40,074
4.50%, 7/1/19, Pool #B15661                                               11,042          10,601
5.00%, 8/1/33, Pool #A12886                                               22,702          21,860
5.50%, 8/1/33, Pool #A11851                                               35,114          34,645
5.00%, 10/1/33, Pool #A14805                                              37,464          36,081
6.50%, 12/1/33, Pool #A16523                                              33,055          33,724
5.00%, 4/1/34, Pool #A20534                                               22,887          22,025
6.00%, 7/1/34, Pool #A24370                                               28,458          28,614
5.50%, 10/1/34, Pool #A27526                                              28,849          28,457
5.00%, 12/1/34, Pool #A29017                                              39,039          37,568
5.50%, 11/1/35, Pool #A47728                                              54,030          53,211
                                                                                   -------------
                                                                                         421,048
                                                                                   -------------
GINNIE MAE (0.2%)
5.50%, 4/15/33, Pool #603566                                              12,537          12,424
5.50%, 4/15/34, Pool #626116                                               9,899           9,807
6.00%, 9/20/34, Pool #3611                                                15,518          15,641
5.50%, 9/15/35, Pool #644611                                              11,429          11,317
                                                                                   -------------
                                                                                          49,189
                                                                                   -------------
TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES
                                                                                       1,198,541
                                                                                   -------------
U.S. GOVERNMENT AGENCY SECURITIES (2.0%)
Federal National (0.7%)
Mortgage Association

4.63%, 1/15/08, MTN                                                       40,000          39,756
4.50%, 10/15/08, MTN                                                      35,000          34,648
6.63%, 9/15/09, MTN                                                       35,000          36,294
5.63%, Callable ON 11/15/11@100 11/15/21                                  51,000          50,541
                                                                                   -------------
                                                                                         161,239
                                                                                   -------------
FEDERAL HOME LOAN BANK (0.3%)
4.63%, 2/8/08, Series 627                                                 40,000          39,744
4.63%, 11/21/08, Series 598                                               35,000          34,701
                                                                                   -------------
                                                                                          74,445
                                                                                   -------------
Federal Home Loan Mortgage Corporation (1.0%)
4.63%, 12/19/08, MTN                                                      25,000          24,770
4.75%, 1/18/11, MTN                                                       25,000          24,691
4.75%, 1/19/16, MTN                                                       47,000          45,698
6.25%, 7/15/32, MTN                                                       99,000         111,605
                                                                                   -------------
                                                                                         206,764
                                                                                   -------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $446,560)                                  442,448
                                                                                   -------------
U.S. TREASURY OBLIGATIONS (3.5%)
U.S. TREASURY BONDS (0.7%)
6.00%, 2/15/26                                                            35,000          39,154
5.25%, 11/15/28                                                           76,000          78,506
5.38%, 2/15/31                                                            35,000          36,930
                                                                                   -------------
                                                                                         154,590
                                                                                   -------------
U.S. TREASURY NOTES (2.8%)
3.13%, 5/15/07                                                           198,000         196,894
5.63%, 5/15/08                                                            25,000          25,185
4.00%, 6/15/09                                                           149,000         146,072
4.00%, 4/15/10                                                            14,000          13,657
5.00%, 2/15/11                                                            90,000          90,671
4.88%, 2/15/12                                                            57,000          57,209
4.00%, 2/15/15                                                            60,000          56,726
4.25%, 8/15/15                                                            18,000          17,281
                                                                                   -------------
                                                                                         603,695
                                                                                   -------------
TOTAL U.S. TREASURY OBLIGATIONS                                                          758,285
                                                                                   -------------
INVESTMENT COMPANIES (4.2%)
American Beacon Money Market Select Fund                                 923,668         923,668
                                                                                   -------------
TOTAL INVESTMENT COMPANIES                                                               923,668
                                                                                   -------------
TOTAL INVESTMENTS (Cost $20,352,188)(b) - 99.9%                                       21,756,082
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                              25,035
                                                                                   -------------
NET ASSETS - 100.0%                                                                $  21,781,117
                                                                                   =============

----------
Percentages indicated are based on net assets of $21,781,117.

(a)  Represents non-income producing security.

(b) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized Appreciation                                             $  2,009,513
Unrealized (Depreciation)                                               (605,619)
                                                                    ------------
Net Unrealized Appreciation (Depreciation)                          $  1,403,894
                                                                    ============

MTN - Medium Term Note

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

AMERICAN INDEPENDENCE FUNDS
NESTEGG DOW JONES U.S. 2040 FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                       SHARES
                                                                         OR
                                                                      PRINCIPAL
                                                                       AMOUNT($)     VALUE($)
                                                                    ------------   -------------
COMMON STOCKS (89.3%)
BASIC MATERIALS (4.0%)
A. Schulman, Inc. (a)                                                        271   $       5,658
Air Products & Chemicals, Inc. (a)                                           104           7,765
Airgas, Inc. (a)                                                             537          22,350
Albemarle Corp.                                                              306          23,862
Alcoa, Inc. (a)                                                              453          14,632
Allegheny Technologies, Inc. (a)                                             295          30,530
Arch Coal, Inc.                                                              402          11,947
Ashland, Inc.                                                                191          13,284
Bowater, Inc. (a)                                                            538          14,725
Cabot Corp.                                                                  196           8,769
Cambrex Corp. (a)                                                            258           5,645
Carpenter Technology Corp. (a)                                               210          24,591
Celanese Corp. Series A                                                      461          12,101
Chaparral Steel Co.                                                          349          17,897
Chemtura Corp.                                                               725           8,352
Cleveland-Cliffs, Inc. (a)                                                   344          18,803
Coeur d'Alene Mines Corp. (a)                                              2,634          11,537
Consol Energy, Inc.                                                          538          18,523
Cytec Industries, Inc. (a)                                                   304          17,699
Dow Chemical Co. (a)                                                         501          20,812
E.I. DuPont de Nemours & Co. (a)                                             497          24,631
Eastman Chemical Co. (a)                                                     248          14,523
Ecolab, Inc. (a)                                                             543          23,838
Ferro Corp. (a)                                                              367           7,821
FMC Corp. (a)                                                                264          20,552
Freeport-McMoRan Copper & Gold, Inc. Cl B (a)                                132           7,591
H.B. Fuller Co. (a)                                                          518          13,401
Hercules, Inc. (a)                                                         1,037          20,336
Huntsman Corp. (a)                                                           306           6,398
International Coal Group, Inc.                                             1,029           4,919
International Flavors & Fragrances, Inc. (a)                                 250          12,120
International Paper Co. (a)                                                  254           8,560
Jacuzzi Brands, Inc.                                                         728           9,049
Kaiser Aluminum CORP.                                                         75           4,954
Lubrizol Corp. (a)                                                           609          31,376
Lyondell Chemical Co. (a)                                                    681          21,533
Massey Energy Co.                                                            210           4,975
Meridian Gold, Inc. (a)                                                      322           9,409
Minerals Technologies, Inc.                                                  144           8,362
Monsanto Co.                                                                 414          22,807
Mosaic Co.                                                                   486           9,681
Mueller Water Products INC-B                                                 644           8,746
Neenah Paper, Inc.                                                           119           4,061
Newmont Mining Corp. (a)                                                     321          14,477
Nucor Corp. (a)                                                              145           9,358
Olin Corp. (a)                                                               632          10,643
OM Group, Inc. (a)                                                           291          14,218

Orbotech Ltd.                                                                311           7,445
Peabody Energy Corp.                                                         200           8,166
Phelps Dodge Corp. (a)                                                       119          14,708
PPG Industries, Inc. (a)                                                      82           5,436
Praxair, Inc. (a)                                                            242          15,261
Rohm & Haas Co. (a)                                                          436          22,698
RPM International, Inc. (a)                                                1,050          24,392
RTI International Metals, Inc. (a)                                           192          15,696
Ryerson, Inc.                                                                224           7,027
Sensient Technologies Corp.                                                  401           9,897
Sigma-Aldrich Corp. (a)                                                      338          12,827
Southern Copper Corp.                                                         42           2,625
Steel Dynamics, Inc.                                                         257          10,077
Stillwater Mining Co.                                                        371           4,808
Tredegar Corp. (a)                                                           267           6,133
United States Steel Corp.                                                    388          32,394
USEC, Inc.                                                                   762          10,333
Valspar Corp. (a)                                                            913          25,728
Wausau Paper Corp.                                                           463           6,593
Weyerhaeuser Co. (a)                                                         128           9,600
Worthington Industries, Inc. (a)                                             646          12,390
                                                                                   -------------
                                                                                         922,055
                                                                                   -------------
CONSUMER GOODS (7.7%)
Altria Group, Inc.                                                         1,101          96,215
American Axle & Manufacturing Holdings, Inc.                                 418           8,686
Anheuser-Busch Cos., Inc. (a)                                                402          20,490
ArvinMeritor, Inc.                                                           628          12,089
Beazer Homes USA, Inc. (a)                                                   334          14,532
Black & Decker Corp. (a)                                                     199          17,369
BLYTH, Inc.                                                                  289           6,008
BorgWarner, Inc.                                                             193          13,228
Briggs & Stratton Corp. (a)                                                  175           5,187
Brown-Forman Corp. Cl B (a)                                                  128           8,396
Brunswick Corp. (a)                                                          294          10,028
Bunge Ltd.                                                                   376          28,933
Callaway Golf Co. (a)                                                        588           9,714
Campbell Soup Co. (a)                                                        148           5,695
Carter's, Inc.                                                               163           4,140
Centex Corp. (a)                                                             390          20,939
Champion Enterprises, Inc.                                                   657           5,394
Chiquita Brands International, Inc.                                          396           6,285
Church & Dwight Co. (a)                                                      492          22,293
Clorox Co. (a)                                                               112           7,327
Coach, Inc.                                                                  296          13,575
Coca-Cola Co. (a)                                                          1,164          55,731
Colgate-Palmolive Co. (a)                                                    402          27,457
ConAgra Foods, Inc. (a)                                                      292           7,507
Constellation Brands, Inc. Cl A                                              677          16,749
Cooper Tire & Rubber Co. (a)                                                 523           8,363
Corn Products International, Inc.                                            666          22,811
D.R. Horton, Inc. (a)                                                        867          25,195
Del Monte Foods Co.                                                          824           9,443
Eastman Kodak Co. (a)                                                        871          22,524
Electronic Arts, Inc.                                                        235          11,750
Energizer Holdings, Inc.                                                     153          13,040
Flowers Foods, Inc.                                                          470          13,216
Ford Motor Co.                                                               910           7,398
Fossil, Inc.                                                                 462          10,400
Furniture Brands International, Inc. (a)                                     458           7,635
Garmin Ltd.                                                                  340          17,075
General Mills, Inc. (a)                                                      217          12,421

General Motors Corp. (a)                                                     284           9,327
Gentex Corp.                                                                 438           7,661
Genuine Parts Co. (a)                                                        532          25,281
Goodyear Tire & Rubber Co. (a)                                             1,398          34,517
H.J. Heinz Co. (a)                                                           154           7,256
Hain Celestial Group, Inc.                                                   332           9,761
Hanesbrands, Inc.                                                            317           8,109
Hansen Natural Corp. (a)                                                     567          21,597
Harley-Davidson, Inc. (a)                                                    212          14,473
Harman International Industries, Inc. (a)                                    201          19,009
Hasbro, Inc. (a)                                                             489          13,888
Herman Miller, Inc. (a)                                                      208           7,821
Hershey Co. (a)                                                              121           6,176
HNI Corp.                                                                    113           5,485
Hormel Foods Corp. (a)                                                       223           8,452
Hovnanian Enterprises, Inc. Cl A                                             117           3,895
Idearc,INC.                                                                  118           3,826
J.M. Smucker Co.                                                             171           8,121
JAKKS Pacific, Inc.                                                          267           5,412
Jarden Corp.                                                                 488          17,895
Johnson Controls, Inc. (a)                                                   103           9,523
Jones Apparel Group, Inc.                                                    371          12,673
KB Home                                                                      233          12,633
Kellwood Co. (a)                                                             201           6,593
Kimberly-Clark Corp. (a)                                                     239          16,587
Kraft Foods, Inc. Cl A                                                       119           4,155
La-Z-Boy, Inc. (a)                                                           445           5,732
Lancaster Colony Corp. (a)                                                   185           8,092
Lear Corp. (a)                                                               607          20,553
Leggett & Platt, Inc. (a)                                                    580          14,059
Lennar Corp. Cl A                                                            413          22,459
Liz Claiborne, Inc. (a)                                                      331          14,696
M.D.C. Holdings, Inc. (a)                                                    118           6,876
Martek Biosciences Corp.                                                     299           6,970
Mattel, Inc. (a)                                                           1,228          29,914
McCormick & Co., Inc. (a)                                                    331          12,922
Meritage Homes Corp.                                                         211           9,379
Modine Manufacturing Co.                                                     266           6,959
Molson Coors Brewing Co. Cl B                                                220          17,776
Monaco Coach Corp.                                                           265           3,996
Nautilus, Inc.                                                               317           5,170
Newell Rubbermaid, Inc. (a)                                                  837          24,725
Nike, Inc. Cl B (a)                                                          141          13,932
Nu Skin Enterprises, Inc. Cl A (a)                                           459           8,469
NutriSystem, Inc.                                                            257          11,321
NVR, Inc.                                                                     17          11,773
Oakley, Inc. (a)                                                             252           5,836
PepsiAmericas, Inc.                                                          219           4,829
PepsiCo, Inc. (a)                                                          1,320          86,116
Phillips-Van Heusen Corp. (a)                                                416          22,942
Polo Ralph Lauren Corp.                                                      179          14,687
Pool Corp.                                                                   369          13,505
Procter & Gamble Co. (a)                                                   2,481         160,941
Pulte Homes, Inc. (a)                                                        123           4,224
Quiksilver, Inc.                                                           1,176          16,711
Ralcorp Holdings, Inc. (a)                                                   189          10,459
Reynolds American, Inc.                                                       87           5,612
Ryland Group, Inc. (a)                                                       148           8,315
Sara Lee Corp. (a)                                                           393           6,740
Smithfield Foods, Inc.                                                       396          10,399
Spectrum Brands, Inc.                                                        375           4,538

Standard Pacific Corp. (a)                                                   193           5,296
Stanley Works (a)                                                            243          13,914
Steelcase, Inc. Cl A                                                         519          10,167
Stride Rite Corp. (a)                                                        335           5,782
Superior Industries International, Inc. (a)                                  209           4,257
Thor Industries, Inc. (a)                                                    124           5,240
THQ, Inc.                                                                    509          15,423
Timberland Co. (a)                                                           391          11,796
Toll Brothers, Inc. (a)                                                      397          13,431
TreeHouse Foods, Inc.                                                        300           8,943
Tupperware Brands Corp. (a)                                                  472          11,012
Tyson Foods, Inc. Cl A (a)                                                   718          12,745
Universal Corp. (a)                                                          219          10,584
UST, Inc. (a)                                                                502          28,835
VF Corp. (a)                                                                 271          20,561
Visteon Corp.                                                              1,291          10,328
WCI Communities, Inc.                                                        301           6,517
WD-40 Co.                                                                    154           5,071
Weight Watchers International, Inc.                                          126           6,808
Winnebago Industries, Inc. (a)                                               206           6,909
WM. Wrigley Jr. Co. (a)                                                      170           8,758
Wolverine World Wide, Inc. (a)                                               519          15,970
                                                                                   -------------
                                                                                       1,795,338
                                                                                   -------------
CONSUMER SERVICES (11.9%)
99 Cents Only Stores                                                         472           7,009
Abercrombie & Fitch Co.                                                      256          20,362
Adesa, Inc.                                                                  253           7,342
Advance Auto Parts, Inc.                                                     321          12,182
ADVO, Inc.                                                                   226           7,408
Aeropostale, Inc.                                                            389          13,981
AirTran Holdings, Inc. (a)                                                   774           8,568
Amazon.com, Inc. (a)                                                         226           8,513
American Greetings Corp. Cl A (a)                                            465          11,169
AmerisourceBergen Corp.                                                      609          31,899
Ann Taylor Stores Corp.                                                      183           6,314
Apollo Group, Inc. Cl A                                                      118           5,121
Applebee's International, Inc. (a)                                           719          18,148
aQuantive, Inc.                                                              546          14,633
Arbitron, Inc.                                                               209           9,691
AutoNation, Inc.                                                             486          10,911
AutoZone, Inc. (a)                                                           164          20,603
Avid Technology, Inc.                                                        343          12,691
Avis Budget Group, Inc.                                                      979          24,925
Bally Technologies, Inc.                                                     407           7,810
Barnes & Noble, Inc.                                                         366          14,248
Bed Bath & Beyond, Inc.                                                      209           8,818
Belo Corp. Series A (a)                                                      306           5,728
Best Buy Co., Inc.                                                           308          15,523
Big Lots, Inc.                                                             1,043          27,045
BJ's Wholesale Club, Inc.                                                    226           6,902
Blockbuster, Inc. Cl A                                                     1,033           6,704
Bob Evans Farms, Inc. (a)                                                    319          10,836
Borders Group, Inc.                                                          567          11,896
Boyd Gaming Corp. (a)                                                        177           8,420
Cablevision Systems Corp.                                                    669          20,264
Cardinal Health, Inc. (a)                                                    332          23,711
Career Education Corp.                                                       287           8,228
CarMax, Inc.                                                                 305          17,516
Casey's General Stores, Inc.                                                 424          10,820
Catalina Marketing Corp.                                                     303           8,651
Cato Corp. Cl A (a)                                                          289           6,523

CBRL Group, Inc.                                                             218          10,222
CBS Corp. Cl B                                                               383          11,938
CEC Entertainment, Inc.                                                      249          10,530
Charming Shoppes, Inc. (a)                                                 1,120          14,694
Cheesecake Factory, Inc.                                                     543          15,003
Chemed Corp.                                                                 232           8,468
Chico's Fas, Inc.                                                            524          10,941
Children's Place Retail Stores, Inc.                                         168           9,107
Circuit City Stores, Inc. (a)                                                554          11,307
Clear Channel Communications, Inc. (a)                                       266           9,661
CNET Networks, Inc.                                                          962           8,802
Coldwater Creek, Inc.                                                        190           3,544
Comcast Corp. Cl A                                                           975          43,212
Comcast Corp. Special Cl A                                                   363          15,776
Continental Airlines, Inc. Cl B                                              817          33,897
Corinthian Colleges, Inc.                                                    833          10,879
Costco Wholesale Corp. (a)                                                   365          20,506
Cox Radio, Inc.                                                              328           5,136
CTC Media, Inc.                                                              120           2,581
Cumulus Media, Inc.                                                          351           3,629
CVS Corp. (a)                                                                627          21,099
Dick's Sporting Goods, Inc.                                                  288          14,829
Dillard's, Inc. (a)                                                          627          21,531
Discovery Holding Co. Cl A                                                   815          13,505
Dollar General Corp. (a)                                                     945          16,008
Dollar Tree Stores, Inc.                                                     316           9,941
Dress Barn, Inc.                                                             416           9,348
Dun & Bradstreet Corp.                                                       202          17,170
E.W. Scripps Co. Cl A                                                        238          11,622
eBay, Inc.                                                                   808          26,171
EchoStar Communications Corp. (a)                                            637          25,697
Emmis Communications Corp. Cl A                                              313           2,704
Entercom Communications Corp. Cl A                                           266           7,499
Expedia, Inc.                                                                788          16,903
FactSet Research Systems, Inc. (a)                                           120           6,970
Family Dollar Stores, Inc. (a)                                               429          13,900
Federated Department Stores, Inc.                                            287          11,908
Foot Locker, Inc.                                                            471          10,569
Fred's, Inc.                                                                 357           4,802
GameStop Corp. Cl A                                                          131           6,999
GameStop Corp. Cl B                                                           78           4,170
Gannett Co., Inc. (a)                                                        123           7,151
Gaylord Entertainment Co.                                                    318          17,573
Gemstar-TV Guide International, Inc.                                       2,409           9,732
Getty Images, Inc.                                                           143           7,041
Guitar Center, Inc.                                                          229          10,477
H&R Block, Inc. (a)                                                          908          22,337
Home Depot, Inc. (a)                                                       1,602          65,266
Hot Topic, Inc.                                                              428           4,455
IHOP Corp.                                                                   110           5,852
International Game Technology (a)                                            264          11,473
International Speedway Corp. Cl A (a)                                        243          12,692
Interpublic Group of Cos. (a)                                              1,283          16,884
ITT Educational Services, Inc. (a)                                           319          24,754
J.C. Penney Co., Inc. (a)                                                    152          12,348
Jack in the Box, Inc.                                                        289          17,857
JetBlue Airways Corp.                                                        553           7,565
John Wiley & Sons, Inc. Cl A (a)                                             291          10,814
Kohl's Corp. (a)                                                             238          16,877
Krispy Kreme Doughnuts, Inc.                                                 540           6,658
Kroger Co. (a)                                                               348           8,909

Lamar Advertising Co. Cl A                                                   218          14,449
Las Vegas Sands Corp.                                                         87           9,054
Laureate Education, Inc.                                                     353          21,300
Lee Enterprises, Inc.                                                        374          12,428
Liberty Global, Inc. Series C                                                640          18,067
Liberty Media Holding Corp. Capital Series A                                 103          10,537
Liberty Media Holding Corp. Interactive Series                               518          12,624
Limited Brands, Inc. (a)                                                     195           5,448
Live Nation, Inc.                                                            414          10,218
Longs Drug Stores Corp. (a)                                                  216           9,288
Lowe's Cos. (a)                                                            1,223          41,227
Marriott International, Inc. Cl A (a)                                        294          14,153
Matthews International Corp. Cl A                                            231           9,367
McDonald's Corp. (a)                                                         634          28,118
McGraw-Hill Cos. (a)                                                         290          19,453
McKesson Corp. (a)                                                           216          12,042
Men's Wearhouse, Inc.                                                        395          16,961
Meredith Corp. (a)                                                           320          18,867
MGM MIRAGE (a)                                                               102           7,137
Navteq Corp.                                                                 263           9,331
Netflix, Inc.                                                                471          10,739
New York Times Co. Cl A (a)                                                  444          10,252
News Corp. Cl A                                                            1,479          34,387
News Corp. Cl B                                                              387           9,462
Nordstrom, Inc. (a)                                                          681          37,939
O'Reilly Automotive, Inc.                                                    326          11,381
Office Depot, Inc.                                                           825          30,847
OfficeMax, Inc.                                                              253          12,217
Omnicare, Inc. (a)                                                           343          13,785
P.F. Chang's China Bistro, Inc.                                              189           7,486
Panera Bread Co. Cl A                                                        245          14,445
Pantry, Inc.                                                                 182           8,883
Papa John's International, Inc.                                              179           4,944
Payless Shoesource, Inc.                                                     615          20,879
Penn National Gaming, Inc.                                                   252          11,043
Pep Boys-Manny Moe & Jack (a)                                                356           5,450
PETsMART, Inc.                                                               422          12,888
Pier 1 Imports, Inc. (a)                                                     614           4,157
R.H. Donnelley Corp.                                                         215          14,315
Radio One, Inc. Cl D                                                         703           5,167
RadioShack Corp.                                                             404           8,928
Reader's Digest Association, Inc.                                            821          13,867
Regis Corp.                                                                  363          15,170
Rent-A-Center, Inc.                                                          660          19,444
Rite Aid Corp. (a)                                                         1,652          10,176
Royal Caribbean Cruises Ltd.                                                 402          18,062
Sabre Holdings Corp. (a)                                                     399          12,892
Safeway, Inc. (a)                                                            224           8,071
Saks, Inc.                                                                 1,138          21,349
Scholastic Corp. (a)                                                         324          11,453
Scientific Games Corp.                                                       172           5,339
Sears Holdings Corp.                                                          76          13,425
Service Corp. International (a)                                            2,804          29,863
ServiceMaster Co.                                                            888          11,588
Sinclair Broadcast Group, Inc. Cl A                                          458           5,391
Sirius Satellite Radio, Inc.                                               4,097          15,118
Six Flags, Inc.                                                              880           5,060
Sonic Corp.                                                                  619          13,748
Southwest Airlines Co. (a)                                                   655           9,891
Staples, Inc.                                                                566          14,558

Starbucks Corp.                                                              595          20,789
Starwood Hotels & Resorts Worldwide, Inc.                                    170          10,639
Station Casinos, Inc. (a)                                                    142          11,814
Stein Mart, Inc. (a)                                                         263           3,553
Stewart Enterprises, Inc. Cl A (a)                                           925           6,577
Strayer Education, Inc. (a)                                                  102          11,605
Sun-Times Media Group, Inc. Cl A                                             494           2,193
Supervalu, Inc. (a)                                                          676          25,674
Sysco Corp. (a)                                                              480          16,584
Talbots, Inc. (a)                                                            216           5,098
Target Corp.                                                                 610          37,430
Time Warner, Inc.                                                          2,105          46,037
Tractor Supply Co.                                                           292          14,696
Triarc Cos., Inc. Cl B                                                       327           6,393
Tribune Co. (a)                                                               94           2,871
Tuesday Morning Corp. (a)                                                    289           4,815
United Natural Foods, Inc.                                                   310          10,242
Univision Communications, Inc. Cl A                                          748          26,711
Urban Outfitters, Inc.                                                       345           8,418
Valassis Communications, Inc.                                                461           7,086
ValueClick, Inc.                                                             821          20,952
ValueVision Media, Inc. Cl A                                                 299           3,666
VCA Antech, Inc.                                                             637          21,416
Viacom, Inc. Cl B                                                            465          18,912
Wal-Mart Stores, Inc. (a)                                                  1,993          95,047
Walgreen Co. (a)                                                             811          36,738
Warner Music Group Corp.                                                     159           3,409
Washington Post Co. Cl B (a)                                                  18          13,729
Wendy's International, Inc. (a)                                              333          11,309
Westwood One, Inc.                                                           663           4,595
Whole Foods Market, Inc.                                                     418          18,053
Williams-Sonoma, Inc.                                                        273           9,555
WM Wrigley Jr. Co.                                                            42           2,128
WMS Industries, Inc. (a)                                                     226           8,963
Wynn Resorts Ltd.                                                            230          25,700
XM Satellite Radio Holdings, Inc. Cl A                                       933          13,258
Yum! Brands, Inc.                                                            219          13,142
Zale Corp.                                                                   406          11,173
                                                                                   -------------
                                                                                       2,756,104
                                                                                   -------------
FINANCIALS (18.7%)
A.G. Edwards, Inc. (a)                                                       233          15,427
ACE Ltd.                                                                     169           9,765
Affiliated Managers Group, Inc.                                               97          10,806
AFLAC, Inc. (a)                                                              389          18,520
Alexandria Real Estate Equities, Inc.                                        221          23,948
Alleghany Corp.                                                               16           5,736
Allstate Corp. (a)                                                           346          20,815
AMBAC Financial Group, Inc. (a)                                              320          28,192
Amcore Financial, Inc.                                                       222           7,497
American Express Co. (a)                                                     814          47,390
American Financial Group, Inc.                                               181           6,393
American Financial Realty Trust REIT                                       1,240          13,863
American Home Mortgage Investment Corp. REIT                                 408          14,256
American International Group, Inc. (a)                                     1,194          81,728
American National Insurance Co.                                               53           6,489
AmeriCredit Corp.                                                            340           9,228
Ameriprise Financial, Inc.                                                   125           7,370
Anchor Bancorp Wisconsin, Inc.                                               198           5,912

Annaly Capital Management, Inc.                                            1,775          24,460
AON Corp. (a)                                                                175           6,276
Arch Capital Group Ltd.                                                      132           8,526
Archstone-Smith Trust                                                        689          43,551
Arthur J. Gallagher & Co. (a)                                                291           8,343
Associated Banc-Corp.                                                        389          13,273
Assurant, Inc.                                                               355          19,731
Assured Guaranty Ltd.                                                        164           4,303
Astoria Financial Corp.                                                      309           9,143
Avalonbay Communities, Inc.                                                  213          31,601
Axis Capital Holdings Ltd.                                                   445          14,663
BancorpSouth, Inc. (a)                                                       652          16,515
Bank of America Corp. (a)                                                  2,363         124,246
Bank of Hawaii Corp.                                                         373          19,527
Bank of New York Co. (a)                                                     394          15,764
BB&T Corp. (a)                                                               278          11,748
Bear Stearns Cos. (a)                                                         59           9,726
BlackRock, Inc.                                                               46           7,717
Boston Properties, Inc.                                                      342          43,122
Brandywine Realty Trust                                                      790          27,539
BRE Properties, Inc.                                                         415          28,805
Brown & Brown, Inc.                                                          329           9,317
Camden Property Trust                                                        180          14,112
Capital One Financial Corp. (a)                                              215          17,286
CapitalSource, Inc.                                                          443          12,311
Cathay General Bancorp                                                       301          10,433
CB Richard Ellis Group, Inc. Cl A                                            598          22,491
CBL & Associates Properties, Inc.                                            478          22,433
Charles Schwab Corp. (a)                                                     772          14,606
Chicago Mercantile Exchange Holdings, Inc. Cl A                               25          14,083
Chittenden Corp.                                                             418          12,732
Chubb Corp. (a)                                                              216          11,241
Cincinnati Financial Corp. (a)                                               468          20,938
CIT Group, Inc.                                                              641          37,793
Citigroup, Inc. (a)                                                        2,612         143,999
Citizens Banking Corp.                                                       674          16,520
Colonial Bancgroup, Inc. (a)                                                 469          11,509
Colonial Properties Trust                                                    405          19,906
Comerica, Inc. (a)                                                            94           5,574
Commerce Bancshares, Inc.                                                    217          10,659
Commerce Group, Inc.                                                         589          17,776
Compass Bancshares, Inc.                                                     421          25,639
Conseco, Inc.                                                                459           9,111
Corporate Office Properties Trust                                            339          18,062
Countrywide Financial Corp. (a)                                              316          13,740
Cousins Properties, Inc.                                                     365          14,286
Crescent Real Estate Equities Co.                                            317           6,359
Cullen/Frost Bankers, Inc. (a)                                               141           7,548
Delphi Financial Group, Inc. Cl A (a)                                        337          13,272
Dime Community Bancshares                                                    326           4,378
Doral Financial Corp.                                                      1,105           2,862
Downey Financial Corp. (a)                                                   201          14,380
Duke Realty Corp.                                                            434          19,148
E*TRADE Financial Corp.                                                    1,271          30,987
East West Bancorp, Inc.                                                      427          16,397
Eaton Vance Corp. (a)                                                        384          13,171
Endurance Specialty Holdings Ltd.                                            196           6,664
Equity Inns, Inc.                                                            470           7,755
Equity Lifestyle Properties, Inc.                                            196          10,825
Equity Office Properties Trust                                               170           9,444
Equity Residential                                                           130           7,316

Erie Indemnity Co. Cl A                                                      188          10,391
Essex Property Trust, Inc.                                                   171          24,682
Everest Re Group Ltd.                                                        212          19,843
F.N.B. Corp.                                                                 615          10,818
Fannie Mae (a)                                                               521          29,452
Federal Realty Investment Trust                                              154          14,387
Federated Investors, Inc.                                                    291          10,275
Felcor Lodging Trust, Inc.                                                   556          12,271
Fifth Third Bancorp (a)                                                      244           9,736
First American Corp. (a)                                                     254          10,765
First Bancorp (Puerto Rico) (a)                                              643           6,867
First Horizon National Corp.                                                 375          16,350
First Marblehead Corp. (a)                                                   184          10,010
First Midwest Bancorp (a)                                                    420          15,767
First Niagara Financial Group, Inc.                                        1,069          15,490
FirstMerit Corp. (a)                                                         708          15,944
Forest City Enterprises, Inc. Cl A                                           166          10,035
Franklin Resources, Inc. (a)                                                 133          15,842
Freddie Mac (a)                                                              372          24,154
Fremont General Corp. (a)                                                    653           8,881
Friedman Billings Ramsey Group, Inc. Cl A                                  1,343          10,556
Fulton Financial Corp.                                                     1,493          23,888
Genworth Financial, Inc. Cl A                                                274           9,563
Goldman Sachs Group, Inc.                                                    198          42,007
Greater Bay Bancorp (a)                                                      464          12,964
Hancock Holding Co.                                                           87           4,088
Hartford Financial Services Group, Inc. (a)                                  158          14,996
HCC Insurance Holdings, Inc. (a)                                             375          11,700
Health Care Property Investors, Inc.                                         648          26,730
Health Care REIT, Inc.                                                       627          29,350
Healthcare Realty Trust, Inc.                                                426          18,054
Highwoods Properties, Inc.                                                   486          21,238
Hilb Rogal & Hobbs Co. (a)                                                   257          10,858
Horace Mann Educators Corp.                                                  367           7,278
Hospitality Properties Trust                                                 246          12,005
HRPT Properties Trust                                                      1,899          24,725
Hudson City Bancorp, Inc.                                                  1,723          23,726
Huntington Bancshares, Inc. (a)                                              742          17,274
IMPAC Mortgage Holdings, Inc.                                                606           5,224
IndyMac Bancorp, Inc.                                                        616          23,956
International Bancshares Corp.                                               169           4,953
Investment Technology Group, Inc. (a)                                        343          14,955
Investors Financial Services Corp. (a)                                       183           8,559
IPC Holdings Ltd.                                                            215           6,332
iStar Financial, Inc.                                                        338          16,951
Janus Capital Group, Inc.                                                    596          12,206
Jones Lang LaSalle, Inc.                                                     120          12,540
JPMorgan Chase & Co.                                                       1,854          94,423
KeyCorp (a)                                                                  211           8,054
Kilroy Realty Corp.                                                          236          20,494
Kimco Realty Corp.                                                           712          35,315
KKR Financial Corp.                                                          272           7,360
Knight Capital Group, Inc. Cl A                                              972          17,564
LaBranche & Co., Inc.                                                        480           4,502
LaSalle Hotel Properties                                                     287          13,664
Lazard Ltd.                                                                  400          20,304
Legg Mason, Inc. (a)                                                         107          11,219
Lehman Brothers Holdings, Inc. (a)                                           292          24,014
Lexington Corporate Properties Trust                                         553          11,768
Liberty Property Trust                                                       268          13,866

Lincoln National Corp. (a)                                                   170          11,414
Loews Corp. (a)                                                              241          10,474
M&T Bank Corp. (a)                                                            46           5,580
Macerich Co.                                                                 201          19,202
Mack-Cali Realty Corp.                                                       220          12,241
MAF Bancorp, Inc. (a)                                                        301          13,527
Markel Corp.                                                                  27          13,098
Marsh & McLennan Cos. (a)                                                    279           8,231
Marshall & Ilsley Corp. (a)                                                  732          34,448
MasterCard, Inc. Cl A                                                        208          23,202
MBIA, Inc. (a)                                                               412          29,594
Mellon Financial Corp. (a)                                                   214           9,146
Mercantile Bankshares Corp. (a)                                              374          17,619
Mercury General Corp.                                                         89           4,642
Merrill Lynch & Co., Inc. (a)                                                481          45,001
MetLife, Inc.                                                                271          16,835
MGIC Investment Corp. (a)                                                    254          15,677
Mid-America Apartment Communities, Inc.                                      193          11,603
Montpelier Re Holdings Ltd.                                                  347           6,048
Moody's Corp.                                                                195          13,954
Morgan Stanley (a)                                                           528          43,712
Nasdaq Stock Market, Inc. (a)                                                323          11,008
National City Corp. (a)                                                      361          13,664
National Financial Partners Corp.                                            287          14,092
Nationwide Financial Services, Inc. Cl A (a)                                 471          25,740
Nationwide Health Properties, Inc.                                           721          24,024
New Century Financial Corp.                                                  458          13,864
New Plan Excel Realty Trust, Inc.                                            314           9,144
New York Community Bancorp, Inc.                                             878          14,829
NewAlliance Bancshares, Inc.                                                 993          15,888
NovaStar Financial, Inc.                                                     357           7,583
Nuveen Investments, Inc.                                                     253          12,524
NYSE Group, Inc.                                                              43           4,299
Ohio Casualty Corp.                                                          576          17,015
Old National Bancorp                                                         626          11,731
Old Republic International Corp. (a)                                         651          14,517
Pacific Capital Bancorp                                                      391          12,496
Park National Corp.                                                           81           7,981
PartnerRe Ltd.                                                               166          11,288
Pennsylvania Real Estate Investment Trust                                    304          12,981
Philadelphia Consolidated Holding Co. (a)                                    479          21,584
Phoenix Cos., Inc.                                                         1,018          15,301
Platinum Underwriters Holdings Ltd.                                          490          14,627
Plum Creek Timber Co., Inc. REIT                                             559          22,500
PMI Group, Inc.                                                              242          11,572
PNC Financial Services Group, Inc. (a)                                       153          11,287
Popular, Inc.                                                                744          13,585
Potlatch Corp. REIT                                                          351          16,571
Principal Financial Group, Inc.                                              139           8,564
ProAssurance Corp.                                                           222          11,275
Progressive Corp. (a)                                                        536          12,430
Protective Life Corp. (a)                                                    196           9,590
Provident Bankshares Corp.                                                   299          10,597
Provident Financial Services, Inc.                                           623          11,339
Prudential Financial, Inc.                                                   262          23,352
Public Storage, Inc.                                                         110          11,964
Radian Group, Inc. (a)                                                       262          15,778

Rayonier, Inc. REIT (a)                                                      257          11,102
Realty Income Corp.                                                          834          24,003
Redwood Trust, Inc. (a)                                                      212          13,475
Regency Centers Corp.                                                        217          18,901
Regions Financial Corp.                                                      377          13,670
Reinsurance Group of America, Inc.                                            98           5,699
RenaissanceRe Holdings Ltd.                                                  216          11,506
Safeco Corp. (a)                                                             388          24,836
SEI Investments Co. (a)                                                      205          12,778
Selective Insurance Group, Inc. (a)                                          194           9,981
Simon Property Group, Inc.                                                   171          19,561
Sky Financial Group, Inc.                                                    328           9,299
SL Green Realty Corp.                                                        168          24,598
SLM Corp.                                                                    323          14,845
South Financial Group, Inc.                                                  674          17,416
Sovereign Bancorp, Inc.                                                    1,001          24,673
St. Joe Co.                                                                  207          11,985
St. Paul Travelers Cos., Inc. (a)                                            359          18,255
StanCorp Financial Group, Inc. (a)                                           397          18,996
Sterling Bancshares, Inc.                                                    588           7,085
Sunstone Hotel Investors, Inc. REIT                                          557          15,758
SunTrust Banks, Inc. (a)                                                     187          15,540
Susquehanna Bancshares, Inc.                                                 501          12,645
SVB Financial Group                                                          248          11,569
SWS Group, Inc.                                                              258           6,509
Synovus Financial Corp. (a)                                                  878          28,035
T. Rowe Price Group, Inc.                                                    803          38,535
Taubman Centers, Inc.                                                        412          24,007
TCF Financial Corp.                                                          391           9,924
TD Ameritrade Holding Corp.                                                  124           2,194
TD Banknorth, Inc.                                                           294           9,482
Thornburg Mortgage, Inc.                                                     379          10,195
Torchmark Corp. (a)                                                          315          20,472
Trustco Bank Corp.                                                           638           6,712
Trustmark Corp.                                                              445          13,110
U.S. Bancorp                                                                 958          34,105
UCBH Holdings, Inc.                                                          911          17,081
UnionBanCal Corp.                                                            170          10,985
United Bankshares, Inc.                                                      373          13,622
United Dominion Realty Trust, Inc.                                           417          13,673
Unitrin, Inc.                                                                134           6,862
UnumProvident Corp. (a)                                                    1,085          23,870
Valley National Bancorp                                                      352           9,015
Ventas, Inc.                                                                 312          14,430
W Holding Co., Inc.                                                        1,198           6,301
Wachovia Corp.                                                             1,049          59,268
Waddell & Reed Financial, Inc.                                               280           7,188
Washington Federal, Inc.                                                     783          18,158
Washington Mutual, Inc. (a)                                                  497          22,161
Webster Financial Corp.                                                      508          25,309
Weingarten Realty Investors                                                  249          12,328
Wells Fargo & Co. (a)                                                      1,653          59,375
Westamerica Bancorp                                                          222          11,067
White Mountains Insurance Group Ltd.                                          23          13,333
Whitney Holding Corp. (a)                                                    567          17,940
Willis Group Holdings Ltd.                                                   362          14,791
Wilmington Trust Corp. (a)                                                   205           8,596
Wintrust Financial Corp.                                                     219          10,028
XL Capital Ltd. Cl A                                                          91           6,279
                                                                                   -------------
                                                                                       4,355,108
                                                                                   -------------
HEALTH CARE (9.6%)

Abbott Laboratories (a)                                                      810          42,930
Abraxis BioScience, Inc.                                                      74           1,934
Advanced Medical Optics, Inc.                                                204           7,497
Aetna, Inc.                                                                  443          18,677
Affymetrix, Inc. (a)                                                         216           5,391
Alcon, Inc.                                                                   64           7,537
Alexion Pharmaceuticals, Inc.                                                277          11,515
Alkermes, Inc. (a)                                                           809          12,070
Allergan, Inc. (a)                                                           120          14,005
American Medical Systems Holdings, Inc.                                      564          11,224
Amgen, Inc.                                                                  913          64,247
Amylin Pharmaceuticals, Inc.                                                 339          13,146
Applied Biosystems Group-Applera Corp.                                       614          21,343
Apria Healthcare Group, Inc. (a)                                             409          11,358
Arthrocare Corp.                                                             226           8,339
Barr Pharmaceuticals, Inc.                                                   313          16,752
Bausch & Lomb, Inc. (a)                                                      155           8,630
Beckman Coulter, Inc. (a)                                                    181          11,678
Becton Dickinson & Co. (a)                                                   182          14,003
Bio-Rad Laboratories, Inc. Cl A                                              129          11,099
Biogen Idec, Inc.                                                            262          12,665
BioMarin Pharmaceutical, Inc.                                                684          12,955
Biomet, Inc. (a)                                                             190           8,048
Biosite, Inc.                                                                139           7,489
Boston Scientific Corp.                                                    1,056          19,483
Bristol-Myers Squibb Co. (a)                                               1,053          30,316
C.R. Bard, Inc. (a)                                                          307          25,334
Caremark Rx, Inc.                                                            350          21,441
Celera Genomics Group-Applera Corp.                                          667          10,579
Celgene Corp.                                                                296          15,889
Cephalon, Inc.                                                               196          14,192
Charles River Laboratories International, Inc.                               211           9,495
CIGNA Corp. (a)                                                               56           7,414
Community Health Systems, Inc.                                               255           9,116
Cooper Cos. (a)                                                              126           6,010
Covance, Inc.                                                                184          11,344
Coventry Health Care, Inc.                                                   475          24,486
Cubist Pharmaceuticals, Inc.                                                 390           7,176
CV Therapeutics, Inc.                                                        404           5,450
Cyberonics, Inc.                                                             175           3,687
Cytyc Corp.                                                                  334           9,659
Dade Behring Holdings, Inc.                                                  262          11,025
DaVita, Inc.                                                                 293          15,998
Dentsply International, Inc. (a)                                             408          12,583
Edwards Lifesciences Corp.                                                   461          23,585
Eli Lilly & Co. (a)                                                          502          27,168
Endo Pharmaceuticals Holdings, Inc.                                          393          12,073
Enzo Biochem, Inc.                                                           281           4,170
eResearch Technology, Inc.                                                   308           2,156
Express Scripts, Inc.                                                         86           5,979
Forest Laboratories, Inc.                                                    233          13,074
Gen-Probe, Inc.                                                              430          22,240
Genentech, Inc.                                                              362          31,628
Genzyme Corp.                                                                200          13,146
Gilead Sciences, Inc.                                                        355          22,834
Haemonetics Corp. (a)                                                        222          10,709
Health Management Associates, Inc. Cl A                                      702          13,654

Health Net, Inc.                                                             366          17,828
Healthways, Inc.                                                             283          12,851
Henry Schein, Inc. (a)                                                       293          14,876
Hologic, Inc.                                                                413          22,942
Hospira, Inc.                                                                497          18,280
Human Genome Sciences, Inc.                                                1,043          12,287
Humana, Inc. (a)                                                             509          28,250
IDEXX Laboratories, Inc. (a)                                                 235          20,165
ImClone Systems, Inc. (a)                                                    191           5,627
Immucor, Inc. (a)                                                            545          17,189
Incyte Corp.                                                                 737           5,476
InterMune, Inc.                                                              209           7,315
Intuitive Surgical, Inc.                                                     111          10,924
Invacare Corp. (a)                                                           295           6,369
Invitrogen Corp.                                                             155           9,491
Johnson & Johnson (a)                                                      2,235         149,297
Kinetic Concepts, Inc.                                                       170           8,362
King Pharmaceuticals, Inc.                                                   736          13,145
Kyphon, Inc.                                                                 333          15,581
Laboratory Corp. of America Holdings                                         390          28,642
Lincare Holdings, Inc.                                                       294          11,569
Magellan Health Services, Inc.                                               296          12,080
Manor Care, Inc. (a)                                                         206          10,967
Medarex, Inc.                                                                977          13,160
Medco Health Solutions, Inc.                                                 238          14,092
Medicines Co.                                                                434          13,289
Medicis Pharmaceutical Corp.                                                 440          16,689
Medimmune, Inc.                                                              729          25,267
Medtronic, Inc. (a)                                                          891          47,623
Mentor Corp.                                                                 312          15,909
Merck & Co., Inc. (a)                                                      1,146          51,283
MGI Pharma, Inc.                                                             649          12,474
Millennium Pharmaceuticals, Inc.                                             932          10,345
Millipore Corp. (a)                                                          145           9,930
Molecular Devices Corp.                                                      136           4,784
Mylan Laboratories, Inc. (a)                                                 663          14,679
Myriad Genetics, Inc.                                                        293          10,472
Nabi Biopharmaceuticals                                                      582           3,376
Nektar Therapeutics                                                          717           9,106
Neurocrine Biosciences, Inc.                                                 254           3,551
Noven Pharmaceuticals, Inc.                                                  190           5,198
Onyx Pharmaceuticals, Inc.                                                   376           4,456
OSI Pharmaceuticals, Inc.                                                    178           6,056
Par Pharmaceutical Cos., Inc.                                                281           7,413
PAREXEL International Corp. (a)                                              218           7,140
Patterson Cos., Inc.                                                         397          14,931
PDL BioPharma, Inc.                                                          386           7,917
Pediatrix Medical Group, Inc. (a)                                            377          19,808
Perrigo Co.                                                                  684          11,820
Pfizer, Inc. (a)                                                           3,922         102,912
Pharmaceutical Product Development, Inc.                                     289           9,971
PolyMedica Corp.                                                             167           6,687
PSS World Medical, Inc.                                                      543          10,871
Psychiatric Solutions, Inc.                                                  424          16,511
Quest Diagnostics, Inc. (a)                                                  122           6,403
Regeneron Pharmaceuticals, Inc.                                              511          10,164
ResMed, Inc.                                                                 236          12,409
Respironics, Inc. (a)                                                        204           8,690
Savient Pharmaceuticals, Inc.                                                447           6,674
Sepracor, Inc.                                                               345          19,686
Sierra Health Services, Inc. (a)                                             420          16,884

St. Jude Medical, Inc. (a)                                                   284          12,144
Stryker Corp. (a)                                                            216          13,379
Sunrise Senior Living, Inc.                                                  329          11,765
Techne Corp.                                                                 291          16,890
Telik, Inc.                                                                  372           2,496
Tenet Healthcare Corp. (a)                                                 1,423          10,046
United Surgical Partners International, Inc.                                 376          11,457
United Therapeutics Corp.                                                    158           8,469
UnitedHealth Group, Inc.                                                   1,047          54,715
Universal Health Services, Inc. (Cl B)                                       142           8,226
Varian Medical Systems, Inc. (a)                                             384          17,714
Varian, Inc.                                                                 224          11,986
Ventana Medical Systems, Inc.                                                247          10,399
Vertex Pharmaceuticals, Inc.                                                 371          13,115
Viasys Healthcare, Inc.                                                      252           7,416
Waters Corp.                                                                 325          18,424
Watson Pharmaceuticals, Inc.                                                 317           8,629
WellCare Health Plans, Inc.                                                  277          21,462
WellPoint, Inc.                                                              498          39,033
Wyeth                                                                        715          35,328
Zimmer Holdings, Inc.                                                        191          16,086
                                                                                   -------------
                                                                                       2,224,947
                                                                                   -------------
INDUSTRIALS (13.0%)
AAR Corp. (a)                                                                292           8,699
Accenture Ltd. Cl A                                                          432          16,308
Actuant Corp. Cl A                                                           189           9,410
Acuity Brands, Inc. (a)                                                      353          20,478
Administaff, Inc. (a)                                                        202           8,270
Aeroflex, Inc. (a)                                                           674           8,061
Affiliated Computer Services, Inc. Cl A (a)                                  323          15,824
AGCO Corp.                                                                   817          27,753
Agilent Technologies, Inc.                                                   317          10,144
Alexander & Baldwin, Inc. (a)                                                305          15,079
Alliance Data Systems Corp.                                                  204          13,858
Alliant Techsystems, Inc.                                                    263          21,303
Allied Waste Industries, Inc. (a)                                            897          11,473
Ametek, Inc. (a)                                                             269           9,306
Amphenol, Inc.                                                               257          17,404
Anixter International, Inc. (a)                                              270          14,923
Aptargroup, Inc.                                                             227          13,849
Armor Holdings, Inc.                                                         264          15,972
Arrow Electronics, Inc.                                                      360          12,690
Astec Industries, Inc.                                                       131           4,717
Automatic Data Processing, Inc. (a)                                          446          21,283
Avnet, Inc. (a)                                                              415          12,886
AVX Corp.                                                                    177           2,558
Ball Corp. (a)                                                               299          13,850
BearingPoint, Inc.                                                           631           5,054
Bemis Co., Inc. (a)                                                          320          10,851
Benchmark Electronics, Inc.                                                  564          12,775
Boeing Co. (a)                                                               543          48,631
Bowne & Co.                                                                  289           4,347
Brink's Co.                                                                  361          22,436
Bucyrus International, Inc. Cl A                                             253          11,742
C.H. Robinson Worldwide, Inc.                                                551          29,231
Carlisle Cos. (a)                                                            217          17,672
Ceradyne, Inc.                                                               179           9,680
Ceridian Corp.                                                               452          13,546
CheckFree Corp.                                                              222           9,197

Checkpoint Systems, Inc. (a)                                                 340           6,389
Choicepoint, Inc.                                                            260          10,007
Clarcor, Inc. (a)                                                            360          12,478
Cognex Corp.                                                                 306           6,677
Coherent, Inc.                                                               247           7,595
Con-way, Inc.                                                                133           6,615
Convergys Corp.                                                              420          10,937
Cooper Industries, Ltd.                                                      329          30,067
Corporate Executive Board Co.                                                121          10,978
Corrections Corp. of America                                                 495          24,116
Cummins, Inc. (a)                                                            136          18,300
Curtiss-Wright Corp. (a)                                                     302          11,530
Danaher Corp. (a)                                                            199          14,738
Deere & Co. (a)                                                              122          12,234
Deluxe Corp. (a)                                                             506          15,140
Dionex Corp.                                                                 144           8,556
Donaldson Co., Inc. (a)                                                      573          20,181
Dover Corp. (a)                                                              649          32,190
DRS Technologies, Inc.                                                       318          17,617
Eagle Materials, Inc.                                                        375          18,521
EGL, Inc.                                                                    275          10,480
Electro Scientific Industries, Inc.                                          280           5,877
ElkCorp                                                                      154           6,677
EMCOR Group, Inc. (a)                                                        254          14,585
Energy Conversion Devices, Inc.                                              282           9,715
ESCO Technologies, Inc.                                                      182           8,694
Esterline Technologies Corp. (a)                                             184           7,354
Expeditors International of Washington, Inc.                                 630          26,895
Fastenal Co.                                                                 413          15,397
FedEx Corp. (a)                                                              218          24,067
Fidelity National Information Services, Inc.                                 865          36,780
First Data Corp. (a)                                                         591          14,692
Fiserv, Inc.                                                                 510          26,811
Flextronics International Ltd.                                             1,896          22,050
Flir Systems, Inc.                                                           550          17,001
Flowserve Corp. (a)                                                          190          10,083
Fluor Corp.                                                                  255          21,063
Fortune Brands, Inc. (a)                                                      87           7,284
Forward Air Corp.                                                            253           7,939
Foster Wheeler Ltd.                                                          216          11,550
FTI Consulting, Inc.                                                         286           7,839
FuelCell Energy, Inc.                                                        388           2,565
Gardner Denver, Inc. (a)                                                     433          16,692
General Cable Corp. (a)                                                      421          18,158
General Dynamics Corp. (a)                                                   194          15,161
General Electric Co. (a)                                                   5,477         197,446
General Maritime Corp.                                                       226           8,247
Genlyte Group, Inc.                                                           80           6,062
Global Payments, Inc.                                                        230           8,685
Goodrich Corp. (a)                                                           417          20,441
Graco, Inc. (a)                                                              174           7,094
GrafTech International Ltd.                                                  946           7,682
Granite Construction, Inc.                                                   250          13,390
Harsco Corp. (a)                                                             132          11,336
Honeywell International, Inc. (a)                                            388          17,728
Hubbell, Inc. Cl B (a)                                                       157           7,567
IDEX Corp. (a)                                                               395          20,501
Ingersoll-Rand Co. Ltd. Cl A                                                 166           7,118
Insituform Technologies, Inc. Cl A                                           262           7,312
Iron Mountain, Inc.                                                          561          15,683

Itron, Inc. (a)                                                              204          11,759
ITT Corp. (a)                                                                541          32,271
J.B. Hunt Transport Services, Inc.                                           300           7,539
Jabil Circuit, Inc.                                                          604          14,490
Jacobs Engineering Group, Inc.                                               170          15,394
Joy Global, Inc.                                                             386          17,937
Kaman Corp.                                                                  214           4,877
Kansas City Southern                                                         729          21,914
Kaydon Corp. (a)                                                             226           9,741
Kemet Corp.                                                                  743           5,602
Kennametal, Inc. (a)                                                         309          19,096
L-3 Communications Holdings, Inc.                                            378          31,125
Landstar System, Inc.                                                        455          19,242
Lennar Corp Com Class B                                                       42           2,124
Lincoln Electric Holdings, Inc.                                              319          19,386
Littelfuse, Inc. (a)                                                         175           5,493
Lockheed Martin Corp. (a)                                                    269          26,144
Louisiana-Pacific Corp. (a)                                                  318           7,285
Manitowoc Co. (a)                                                            488          25,308
Manpower, Inc. (a)                                                           279          20,347
Martin Marietta Materials, Inc. (a)                                          138          15,928
Masco Corp. (a)                                                              203           6,494
McDermott International, Inc. (a)                                            327          16,886
MDU Resources Group, Inc. (a)                                                505          13,054
MeadWestvaco Corp.                                                           560          16,878
Methode Electronics, Inc. (a)                                                362           3,986
Mettler-Toledo International, Inc.                                           113           9,356
Molex, Inc. Cl A                                                             229           6,020
Monster Worldwide, Inc.                                                      365          18,035
Moog, Inc. Cl A (a)                                                          301          11,736
MSC Industrial Direct Co. (a)                                                363          15,678
Mueller Industries, Inc.                                                     300           9,771
National Instruments Corp.                                                   368          10,602
Navigant Consulting, Inc.                                                    432           8,977
Navistar International Corp. (a)                                             227          10,042
Newport Corp.                                                                368           7,345
Nordson Corp.                                                                250          12,930
Northrop Grumman Corp. (a)                                                   195          13,833
Old Dominion Freight Line, Inc.                                              263           7,306
OMI Corp. (a)                                                                586          12,927
Oshkosh Truck Corp.                                                          215          11,352
Owens-Illinois, Inc. (a)                                                     430           9,572
Packaging Corp. of America                                                   279           6,372
Pactiv Corp. (a)                                                             413          13,398
Pall Corp. (a)                                                               378          13,139
Parker Hannifin Corp. (a)                                                    382          31,614
Paychex, Inc. (a)                                                            261          10,443
PerkinElmer, Inc. (a)                                                      1,091          26,042
Power-One, Inc.                                                              726           5,365
Powerwave Technologies, Inc.                                                 998           5,828
Precision Castparts Corp. (a)                                                417          37,067
Quanta Services, Inc.                                                        918          18,883
R.R. Donnelley & Sons Co. (a)                                                655          24,301
Raytheon Co.                                                                 232          12,041
Republic Services, Inc.                                                      386          16,695
Resources Connection, Inc.                                                   331          10,393
Robert Half International, Inc.                                              506          20,594
Rockwell Automation Corp. (a)                                                128           7,835
Rockwell Collins, Inc.                                                       512          34,924
Roper Industries, Inc.                                                       251          13,032
Ryder System, Inc. (a)                                                       187          10,199
Sanmina-SCI Corp.                                                          1,603           5,611

Sealed Air Corp. (a)                                                         246          16,211
Shaw Group, Inc. (a)                                                         702          23,700
Smurfit-Stone Container Corp.                                                771           8,327
Solectron Corp.                                                            2,954           9,601
Sonoco Products Co. (a)                                                      300          11,550
Spherion Corp.                                                               561           4,617
SPX Corp.                                                                    175          12,283
Stamps.com, Inc.                                                             173           2,531
Stericycle, Inc. (a)                                                         344          26,488
TASER International, Inc.                                                    482           3,736
Tektronix, Inc. (a)                                                          252           7,124
Teleflex, Inc. (a)                                                           286          19,099
Teletech Holdings, Inc.                                                      343           9,244
Temple-Inland, Inc. (a)                                                      348          17,379
Terex Corp. (a)                                                              302          17,181
Tetra Tech, Inc.                                                             509           9,152
Texas Industries, Inc. (a)                                                   188          13,803
Thomas & Betts Corp. (a)                                                     157           7,519
Timken Co. (a)                                                               287           8,211
Toro Co. (a)                                                                 302          15,484
Trimble Navigation Ltd.                                                      423          23,933
Trinity Industries, Inc. (a)                                                 252           9,639
Tyco International Ltd. (a)                                                1,090          34,749
Union Pacific Corp. (a)                                                      139          14,039
United Parcel Service, Inc. Cl B                                             511          36,935
United Rentals, Inc. (a)                                                     597          15,373
USG Corp.                                                                    231          12,382
UTi Worldwide, Inc.                                                          258           7,843
Veeco Instruments, Inc.                                                      254           4,874
Viad Corp.                                                                   198           8,304
Vishay Intertechnology, Inc.                                                 509           6,688
Vulcan Materials Co. (a)                                                     268          27,293
W.W. Grainger, Inc. (a)                                                      238          18,481
Wabash National Corp. (a)                                                    298           4,750
Wabtec                                                                       389          12,456
Walter Industries, Inc.                                                      390          10,990
Washington Group International, Inc.                                         217          12,397
Waste Connections, Inc.                                                      377          16,426
Waste Management, Inc. (a)                                                   307          11,660
Watsco, Inc. (a)                                                             174           8,877
Werner Enterprises, Inc.                                                     512           9,733
Wesco International, Inc.                                                    137           8,319
Western Union Co.                                                            591          13,203
World Fuel Services Corp. (a)                                                227          10,408
Zebra Technologies Corp. Cl A                                                210           7,281
                                                                                   -------------
                                                                                       3,017,658
                                                                                   -------------
OIL & GAS (6.0%)
Anadarko Petroleum Corp. (a)                                                 239          10,456
Apache Corp. (a)                                                             170          12,405
Atwood Oceanics, Inc.                                                        192           9,287
Baker Hughes, Inc. (a)                                                       265          18,293
BJ Services Co.                                                              225           6,224
Cabot Oil & Gas Corp. (a)                                                    394          25,555
Cameron International Corp.                                                  333          17,483
Cheniere Energy, Inc.                                                        426          11,792
Chesapeake Energy Corp. (a)                                                  222           6,573
Chevron Corp.                                                              1,152          83,957
Cimarex Energy Co.                                                           280          10,494
ConocoPhillips                                                               807          53,593
Denbury Resources, Inc. (a)                                                  303           8,393
Devon Energy Corp.                                                           216          15,139
Diamond Offshore Drilling, Inc. (a)                                           33           2,787

Dynegy, Inc. Cl A                                                          3,584          25,267
El Paso Corp.                                                              2,188          33,958
Encore Acquisition Co.                                                       402          10,432
ENSCO International, Inc. (a)                                                487          24,774
EOG Resources, Inc.                                                          248          17,144
Exxon Mobil Corp.                                                          3,091         229,042
FMC Technologies, Inc.                                                       205          12,696
Global Industries Ltd. (a)                                                   772          10,399
GlobalSantaFe Corp.                                                          164           9,514
Grant Prideco, Inc.                                                          377          14,771
Grey Wolf, Inc.                                                            1,726          11,789
Halliburton Co. (a)                                                          794          23,455
Hanover Compressor Co. (a)                                                   828          16,022
Helix Energy Solutions Group, Inc.                                           279           8,975
Hess Corp.                                                                   129           6,965
Holly Corp.                                                                  385          20,286
Houston Exploration Co. (a)                                                  197          10,307
Hydril                                                                       148          11,707
Input/Output, Inc.                                                           672           9,200
Kinder Morgan, Inc.                                                           89           9,434
Lone Star Technologies, Inc. (a)                                             243          11,749
Marathon Oil Corp.                                                           185          16,713
Nabors Industries Ltd.                                                       926          28,039
National Oilwell Varco, Inc.                                                 149           9,035
Newpark Resources, Inc. (a)                                                  864           5,460
Noble Corp.                                                                  416          31,179
Noble Energy, Inc.                                                           574          30,657
Occidental Petroleum Corp. (a)                                               442          20,491
Oceaneering International, Inc.                                              401          15,827
OGE Energy Corp. (a)                                                         313          12,119
Parker Drilling Co. (a)                                                      961           8,899
Patterson-UTI Energy, Inc.                                                   507          12,244
Penn Virginia Corp.                                                          149          10,919
Plains Exploration & Production Co.                                          254          12,253
Pogo Producing Co.                                                           158           7,829
Pride International, Inc.                                                    463          13,339
Quicksilver Resources, Inc.                                                  171           6,782
Range Resources Corp. (a)                                                    364          11,171
Rowan Cos., Inc. (a)                                                         321          10,558
Schlumberger Ltd. (a)                                                        908          57,649
SEACOR Holding, Inc. (a)                                                     164          16,602
Smith International, Inc.                                                    674          26,744
Southwestern Energy Co. (a)                                                  490          18,845
St. Mary Land & Exploration Co.                                              402          14,468
Stone Energy Corp. (a)                                                       226           7,682
Sunoco, Inc. (a)                                                              75           4,735
Superior Energy Services, Inc.                                               639          19,374
Tesoro Corp. (a)                                                             204          16,808
Tetra Technologies, Inc. (a)                                                 596          13,803
TODCO                                                                        478          16,553
Transocean, Inc. (a)                                                         228          17,640
Unit Corp. (a)                                                               348          16,871
Valero Energy Corp. (a)                                                      322          17,478
W-H Energy Services, Inc.                                                    236          10,710
Weatherford International Ltd.                                               273          11,024
Williams Cos. (a)                                                            300           8,097
XTO Energy, Inc.                                                             261          13,173
                                                                                   -------------
                                                                                       1,392,087
                                                                                   -------------
TECHNOLOGY (12.3%)
3Com Corp. (a)                                                             1,338           5,218
Actel Corp.                                                                  249           4,447
Adaptec, Inc. (a)                                                          1,123           4,043

ADC Telecommunications, Inc.                                                 348           5,617
Adobe Systems, Inc. (a)                                                      465          18,075
Adtran, Inc.                                                                 465          10,304
Advanced Micro Devices, Inc.                                                 404           6,282
Advent Software, Inc.                                                        165           5,899
Agere Systems, Inc.                                                        1,504          30,291
Agile Software Corp.                                                         514           3,218
Agilysys, Inc.                                                               294           5,571
Akamai Technologies, Inc.                                                    460          25,843
Altera Corp.                                                               1,063          21,313
American Power Conversion Corp.                                              556          17,091
American Tower Corp. Cl A                                                    336          13,383
Amkor Technology, Inc.                                                       927           9,761
Analog Devices, Inc.                                                         284           9,301
Andrew Corp.                                                                 541           5,745
Ansys, Inc. (a)                                                              276          13,770
Apple Computer, Inc.                                                         657          56,325
Applied Materials, Inc. (a)                                                1,134          20,106
Ariba, Inc.                                                                  727           6,761
Asyst Technologies, Inc. (a)                                                 468           3,037
ATMI, Inc.                                                                   261           8,728
Autodesk, Inc. (a)                                                           730          31,916
Avaya, Inc.                                                                1,529          19,617
Avocent Corp.                                                                344          11,882
Axcelis Technologies, Inc.                                                   978           6,298
BEA Systems, Inc.                                                          1,341          16,535
Borland Software Corp.                                                       752           4,106
Broadcom Corp.                                                               385          12,289
Brocade Communications Systems, Inc.                                       3,234          27,746
Brooks Automation, Inc.                                                      674           9,382
C-COR, Inc. (a)                                                              460           6,297
Cabot Microelectronics Corp.                                                 195           5,887
Caci International, Inc. Cl A                                                210           9,876
Cadence Design Systems, Inc.                                                 831          15,706
CDW Corp.                                                                    183          11,743
Cerner Corp. (a)                                                             175           7,863
Check Point Software Technologies Ltd.                                       547          13,051
Ciber, Inc.                                                                  527           3,626
Ciena Corp.                                                                  784          22,023
Cisco Systems, Inc.                                                        4,760         126,567
Citrix Systems, Inc. (a)                                                     581          18,400
Cognizant Technology Solutions Corp.                                         432          36,845
Computer Sciences Corp. (a)                                                  562          29,483
Compuware Corp.                                                            1,136          10,190
Conexant Systems, Inc.                                                     4,282           7,965
Corning, Inc. (a)                                                          1,218          25,383
Cree, Inc.                                                                   634           9,751
Crown Castle International Corp.                                             673          23,663
CSG Systems International, Inc. (a)                                          428          10,734
Cymer, Inc.                                                                  299          12,627
Cypress Semiconductor Corp.                                                1,335          24,631
Dell, Inc.                                                                 1,553          37,660
Dendrite International, Inc.                                                 361           3,939
Digital River, Inc.                                                          296          15,149
DST Systems, Inc.                                                            155          10,924
Dycom Industries, Inc.                                                       344           7,785
EarthLink, Inc.                                                            1,165           8,516
Electronics for Imaging, Inc. (a)                                            485          11,179
EMC Corp.                                                                  1,679          23,489

Emulex Corp.                                                                 748          13,277
Equinix, Inc.                                                                195          16,394
Exar Corp.                                                                   348           4,559
Extreme Networks, Inc.                                                     1,031           4,279
F5 Networks, Inc.                                                            331          23,647
Fair Isaac Corp. (a)                                                         183           7,287
Fairchild Semiconductor International, Inc.                                  403           7,177
FormFactor, Inc.                                                             340          13,821
Gateway, Inc. (a)                                                          2,443           5,008
Google, Inc. Cl A                                                            175          87,727
Harmonic, Inc.                                                               717           6,489
Harris Corp. (a)                                                             392          19,921
Hewlett-Packard Co. (a)                                                    1,479          64,011
Hyperion Solutions Corp.                                                     409          17,268
Ikon Office Solutions, Inc. (a)                                              825          12,293
Informatica Corp.                                                            693           8,704
InfoSpace, Inc.                                                              248           5,764
Ingram Micro, Inc. Cl A (a)                                                  505           9,853
Insight Enterprises, Inc.                                                    439           8,925
Intel Corp. (a)                                                            4,486          94,026
Inter-Tel, Inc. (a)                                                          200           4,526
InterDigital Communications Corp. (a)                                        444          15,402
Intermec, Inc.                                                               395           9,492
International Business Machines Corp. (a)                                    790          78,329
International Rectifier Corp.                                                202           8,429
Intersil Corp. Cl A                                                          470          11,073
Interwoven, Inc.                                                             373           5,856
Intuit, Inc.                                                                 973          30,601
j2 Global Communications, Inc.                                               398          10,539
JDA Software Group, Inc.                                                     281           4,496
JDS Uniphase Corp.                                                           635          11,290
Juniper Networks, Inc.                                                       432           7,828
Keane, Inc. (a)                                                              436           5,306
KLA-Tencor Corp. (a)                                                         149           7,335
Kronos, Inc.                                                                 221           8,398
Kulicke & Soffa Industries, Inc.                                             551           5,113
Lam Research Corp. (a)                                                       438          20,065
Lattice Semiconductor Corp.                                                1,031           6,042
Lexmark International, Inc.                                                  305          19,224
Linear Technology Corp. (a)                                                  226           6,995
LSI Logic Corp. (a)                                                        1,180          11,092
Macrovision Corp.                                                            443          10,955
Marvell Technology Group Ltd.                                                346           6,328
Maxim Integrated Products, Inc.                                              252           7,762
MEMC Electronic Materials, Inc. (a)                                          507          26,567
Mentor Graphics Corp.                                                        690          12,834
Micron Technology, Inc. (a)                                                2,453          31,762
Micros Systems, Inc.                                                         303          17,059
Microsemi Corp.                                                              599          10,902
Microsoft Corp.                                                            6,767         208,829
Motorola, Inc. (a)                                                         1,862          36,961
MRV Communications, Inc.                                                   1,210           4,925
National Semiconductor Corp. (a)                                           1,034          23,916
NCR Corp. (a)                                                                547          25,922
Network Appliance, Inc. (a)                                                  284          10,678
Novell, Inc. (a)                                                           1,143           8,287
Novellus Systems, Inc.                                                       428          13,195
NVIDIA Corp.                                                               1,075          32,949
OmniVision Technologies, Inc.                                                393           4,535
Oracle Corp.                                                               3,170          54,397

Parametric Technology Corp.                                                  979          19,404
Perot Systems Corp.                                                          762          12,451
Photronics, Inc. (a)                                                         368           6,131
Pitney Bowes, Inc. (a)                                                       128           6,127
PMC-Sierra, Inc. (a)                                                       1,940          12,222
Polycom, Inc.                                                                289           9,716
Progress Software Corp.                                                      330           9,375
QLogic Corp.                                                                 506           9,260
Qualcomm, Inc.                                                             1,283          48,318
Quantum Corp.                                                              1,587           3,952
Radisys Corp. (a)                                                            204           3,429
RealNetworks, Inc. (a)                                                       845           9,016
Red Hat, Inc. (a)                                                            613          13,933
RF Micro Devices, Inc.                                                     1,688          13,031
S1 Corp. (a)                                                                 681           3,916
Salesforce.com, Inc.                                                         236          10,344
SanDisk Corp. (a)                                                            200           8,040
SBC Communications Corp. Cl A                                                714          21,213
Silicon Image, Inc.                                                          577           6,976
Silicon Laboratories, Inc.                                                   392          12,587
Silicon Storage Technology, Inc.                                             875           4,358
SiRF Technology Holdings, Inc.                                               372          10,922
Skyworks Solutions, Inc.                                                   1,368           8,988
SonicWALL, Inc.                                                              618           5,210
SRA International, Inc. Cl A                                                 328           8,298
Sun Microsystems, Inc.                                                     1,760          11,686
Sybase, Inc. (a)                                                             812          21,023
Sycamore Networks, Inc.                                                    1,618           6,035
Symantec Corp.                                                               741          13,123
Synopsys, Inc.                                                               420          11,172
Tellabs, Inc. (a)                                                          1,249          12,577
Teradyne, Inc.                                                               590           8,791
Tessera Technologies, Inc.                                                   370          14,149
Texas Instruments, Inc.                                                    1,199          37,397
TIBCO Software, Inc.                                                       1,796          16,667
Transaction Systems Architects, Inc. (a)                                     267           9,652
Trident Microsystems, Inc.                                                   458           9,558
Triquint Semiconductor, Inc. (a)                                           1,358           6,383
Ultratech, Inc.                                                              213           2,586
Unisys Corp.                                                               1,034           8,913
United Online, Inc.                                                          561           7,876
United Stationers, Inc.                                                      232          11,823
Varian Semiconductor Equipment Associates Inc                                419          17,242
Vignette Corp.                                                               287           5,143
webMethods, Inc.                                                             535           4,029
Websense, Inc.                                                               326           7,058
Wind River Systems, Inc. (a)                                                 729           7,232
Xerox Corp.                                                                  753          12,952
Xilinx, Inc.                                                                 283           6,877
Yahoo!, Inc.                                                               1,030          29,159
                                                                                   -------------
                                                                                       2,843,796
                                                                                   -------------
TELECOMMUNICATIONS (1.7%)
Alltel Corp. (a)                                                             217          13,300
AT&T, Inc.                                                                 3,315         124,744
CenturyTel, Inc. (a)                                                         374          16,770
Cincinnati Bell, Inc.                                                      2,220          10,789
Citizens Communications Co. Series B                                       1,021          14,968
Embarq Corp.                                                                 460          25,535

Harris Stratex Networks, Class A                                             198           4,352
Leap Wireless International, Inc.                                            138           9,065
NII Holdings, Inc.                                                           432          31,882
NTL, Inc.                                                                    785          21,391
Qwest Communications International, Inc.                                     943           7,685
Sprint Nextel Corp. (a)                                                    1,537          27,405
Telephone & Data Systems, Inc.                                               153           8,560
Verizon Communications, Inc.                                               1,506          58,011
Windstream Corp.                                                           1,563          23,263
                                                                                   -------------
                                                                                         397,720
                                                                                   -------------
UTILITIES (4.4%)
AGL Resources, Inc. (a)                                                      715          28,100
Alliant Energy Corp.                                                         353          12,832
Ameren Corp. (a)                                                             632          33,565
American Electric Power Co., Inc. (a)                                        199           8,662
Aqua America, Inc.                                                           448           9,950
Aquila, Inc.                                                               3,378          15,302
Atmos Energy Corp. (a)                                                       727          22,711
Avista Corp.                                                                 416          10,462
Black Hills Corp.                                                            293          10,862
CenterPoint Energy, Inc.                                                     891          15,379
Cleco Corp. (a)                                                              525          13,409
CMS Energy Corp. (a)                                                         666          11,116
Consolidated Edison, Inc. (a)                                                123           5,938
Constellation Energy Group, Inc. (a)                                         574          41,643
Core Laboratories N.V. (a)                                                   205          16,892
Dominion Resources, Inc. (Virginia)                                          184          15,265
DPL, Inc. (a)                                                                365          10,468
DTE Energy Co. (a)                                                           585          27,126
Duke Energy Corp.                                                            646          12,720
Duquesne Light Holdings, Inc.                                                783          15,668
Edison International                                                         195           8,771
El Paso Electric Co.                                                         416          10,109
Energy East Corp. (a)                                                        448          10,761
Entergy Corp. (a)                                                            108          10,028
Exelon Corp.                                                                 382          22,916
FirstEnergy Corp. (a)                                                        171          10,145
FPL Group, Inc. (a)                                                          194          10,990
Great Plains, Inc.                                                           291           9,117
Hawaiian Electric Industries, Inc.                                           726          19,450
IDACORP, Inc.                                                                377          13,930
KeySpan Corp.                                                                580          23,664
National Fuel Gas Co. (a)                                                    240           9,766
Nicor, Inc. (a)                                                              146           6,643
NiSource, Inc. (a)                                                           823          19,587
Northeast Utilities                                                          463          12,802
Northwest Natural Gas Co.                                                    288          11,719
NSTAR                                                                        324          10,822
ONEOK, Inc. (a)                                                              334          14,332
Peoples Energy Corp. (a)                                                     341          14,851
Pepco Holdings, Inc.                                                         573          14,657
PG&E Corp.                                                                   178           8,309
Piedmont Natural Gas Co. (a)                                                 652          16,828
Pinnacle West Capital Corp. (a)                                              296          14,442
PNM Resources, Inc.                                                          565          17,221
PPL Corp.                                                                    191           6,800
Progress Energy, Inc.                                                        126           5,990
Public Service Enterprise Group, Inc. (a)                                    158          10,591
Puget Energy, Inc.                                                           346           8,498

Questar Corp. (a)                                                            248          20,138
Reliant Energy, Inc.                                                         907          13,496
Scana Corp.                                                                  311          12,664
Sempra Energy (a)                                                            129           7,402
Sierra Pacific Resources                                                   1,970          33,528
Southern Co. (a)                                                             383          13,991
Southern Union Co. (a)                                                     1,020          28,366
Southwest Gas Corp. (a)                                                      387          15,190
Spectra Energy CORP.                                                         367           9,586
Teco Energy, Inc. (a)                                                        607          10,295
UGI Corp. (a)                                                                938          25,711
UniSource Energy Corp. (a)                                                   305          11,444
Vectren Corp.                                                                687          19,318
Westar Energy, Inc.                                                          774          20,557
WGL Holdings, Inc.                                                           440          13,917
Wisconsin Energy Corp. (a)                                                   399          18,577
WPS Resources Corp. (a)                                                      416          22,069
Xcel Energy, Inc.                                                          1,308          30,516
                                                                                   -------------
                                                                                       1,018,574
                                                                                   -------------
TOTAL COMMON STOCKS                                                                   20,723,387
                                                                                   -------------
CORPORATE BONDS (2.1%)
BASIC MATERIALS (0.1%)
Burlington Northern Santa Fe, 7.00%, 12/15/25                              4,000           4,405
E.I. DuPont de Nemours & Co., 4.88%, 4/30/14                               3,000           2,893
United Technologies Corp., 4.88%, 5/1/15                                   3,000           2,881
Weyerhaeuser Co., 6.95%, 8/1/17                                            4,000           4,222
                                                                                   -------------
                                                                                          14,401
                                                                                   -------------
CONSUMER GOODS (0.1%)
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16                                 4,000           3,822
Coca-Cola Enterprises, 8.50%, 2/1/22                                       4,000           5,002
Kimberly-Clark Corp., 5.00%, 8/15/13                                       7,000           6,810
Kraft Foods, Inc., 6.25%, 6/1/12                                           3,000           3,103
May Department Stores Co., 5.75%, 7/15/14                                  4,000           3,915
                                                                                   -------------
                                                                                          22,652
                                                                                   -------------
CONSUMER SERVICES (0.2%)
Bottling Group LLC, 4.63%, 11/15/12                                        2,000           1,926
Comcast Corp., 6.50%, 11/15/35                                            13,000          13,161
Conagra Foods, 6.75%, 9/15/11                                              4,000           4,193
Procter & Gamble Co., 4.95%, 8/15/14                                       5,000           4,866
Target Corp., 5.88%, 3/1/12                                                4,000           4,088
Time Warner Cos., Inc., 7.57%, 2/1/24                                      7,000           7,706
Wal-Mart Stores, Inc., 4.55%, 5/1/13                                       8,000           7,645
                                                                                   -------------
                                                                                          43,585
                                                                                   -------------
FINANCIALS (1.0%)
Allstate Corp., 7.20%, 12/1/09                                             4,000           4,192
American General Finance, 5.38%, 10/1/12                                  13,000          12,927
Bank One Corp., 2.63%, 6/30/08                                            13,000          12,528
Caterpillar Financial Services Corp., 5.05%, 12/1/10                       4,000           3,972
Citigroup, Inc., 6.63%, 1/15/28                                           14,000          15,159

Countrywide Financial Corp., 6.25%, 5/15/16                               16,000          16,388
Credit Suisse First Boston USA, Inc., 6.13%, 11/15/11                     13,000          13,435
First Union National, 7.80%, 8/18/10                                       7,000           7,484
Goldman Sachs Group, Inc., 5.13%, 1/15/15                                 26,000          25,180
Goldman Sachs Group, INC., 5.95%, 1/15/27                                 13,000          12,685
Household Finance Corp., 4.63%, 1/15/08                                   16,000          15,883
John Deere Capital Corp., 7.00%, 3/15/12                                   4,000           4,255
John Hancock Global Funding, 7.90%, 7/2/10 (b)                             5,000           5,376
JPMC Capital XVIII, 6.95%, 8/17/36                                        15,000          16,078
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12                             4,000           4,210
Merrill Lynch & Co., Inc., 4.25%, 2/8/10                                  13,000          12,598
Merrill Lynch & Co., Inc., 6.05%, 5/16/16                                 15,000          15,402
Morgan Stanley Dean Witter, 6.75%, 4/15/11                                 9,000           9,467
Prudential Financial, Inc., 5.10%, 9/20/14                                 4,000           3,881
Sprint Capital Corp., 8.38%, 3/15/12                                       7,000           7,768
U.S. Bank NA, 6.38%, 8/1/11                                                4,000           4,154
Verizon Global Funding Corp., 7.25%, 12/1/10                              15,000          15,946
Wells Fargo & Co., 4.63%, 8/9/10                                           8,000           7,822
                                                                                   -------------
                                                                                         246,790
                                                                                   -------------
HEALTH CARE (0.0%)
Wyeth, 5.50%, 2/1/14                                                       5,000           4,991
                                                                                   -------------
INDUSTRIALS (0.2%)
Boeing Co., 6.13%, 2/15/33                                                 4,000           4,263
General Electric Co., 5.00%, 2/1/13                                       20,000          19,675
Tyco International Group SA, 6.38%, 10/15/11                               4,000           4,198
Union Pacific Corp., 4.88%, 1/15/15                                        9,000           8,575
                                                                                   -------------
                                                                                          36,711
                                                                                   -------------
OIL & GAS (0.1%)
ChevronTexaco Capital Co., 3.50%, 9/17/07                                 15,000          14,841
Conoco, Inc., 6.95%, 4/15/29                                               4,000           4,499
Kinder Morgan Energy Partners, 7.75%, 3/15/32                              4,000           4,544
                                                                                   -------------
                                                                                          23,884
                                                                                   -------------
TECHNOLOGY (0.2%)
First Data CORP., 4.85%, 10/1/14                                          27,000          25,399
IBM Corp., 8.38%, 11/1/19                                                  4,000           4,955
Motorola, Inc., 7.63%, 11/15/10                                            3,000           3,205
SBC Communications Corp., 6.15%, 9/15/34                                   9,000           8,841
                                                                                   -------------
                                                                                          42,400
                                                                                   -------------
UTILITIES (0.2%)
Carolina Power and Light, 5.13%, 9/15/13                                   5,000           4,899

Consolidated Edison Co. of New York, 4.70%, 6/15/09                       13,000          12,820
Duke Energy Corp., 6.25%, 1/15/12                                          4,000           4,146
Exelon Corp., 4.90%, 6/15/15                                               4,000           3,760
Midamerican Energy Holdings, 5.00%, 2/15/14                               17,000          16,352
National Rural Utilities, 7.25%, 3/1/12                                    7,000           7,578
Southern Power Co., 4.88%, 7/15/15                                         4,000           3,788
                                                                                   -------------
                                                                                          53,343
                                                                                   -------------
TOTAL CORPORATE BONDS                                                                    488,757
                                                                                   -------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES (2.1%)
FANNIE MAE (1.1%)
6.00%, 6/1/17, Pool #555004                                               18,890          19,121
5.50%, 8/1/17, Pool #826283                                                3,279           3,274
5.50%, 2/1/18, Pool #703712                                                8,690           8,653
5.00%, 5/1/18, Pool #703444                                                7,217           7,060
4.50%, 1/1/19, Pool #735057                                                5,346           5,140
5.00%, 1/1/19, Pool #255077                                                9,852           9,658
5.00%, 12/1/19, Pool #745369                                               3,467           3,399
5.00%, 3/1/20, Pool #819410                                                3,478           3,404
5.50%, 3/1/20, Pool #735405                                                6,560           6,532
5.50%, 3/1/20, Pool #735611                                                3,382           3,375
5.00%, 6/1/20, Pool #839333                                               12,883          12,604
4.50%, 9/1/20, Pool #839289                                                5,503           5,283
5.50%, 7/1/25, Pool #255809                                               13,153          13,014
5.00%, 12/1/26, Pool #256570                                              17,951          17,369
6.00%, 10/1/32, Pool #667994                                              12,927          13,016
5.00%, 8/1/33, Pool #713679                                               59,109          56,715
6.00%, 9/1/33, Pool #736937                                                4,869           4,886
5.50%, 1/1/34, Pool #756233                                               13,962          13,732
7.00%, 4/1/34, Pool #780703                                                8,338           8,571
5.00%, 5/1/34, Pool #768230                                                8,123           7,794
5.50%, 1/1/35, Pool #808374                                               19,223          18,907
6.00%, 4/1/35, Pool #735503                                                4,875           4,905
5.00%, 8/1/35, Pool #848355                                               16,703          16,027
                                                                                   -------------
                                                                                         262,439
                                                                                   -------------
FREDDIE MAC (0.8%)
4.00%, 6/1/18, Pool #E01401                                                8,886           8,329
5.00%, 10/1/18, Pool #B10252                                               4,120           4,037
4.50%, 11/1/18, Pool #E01489                                               8,855           8,508
4.50%, 12/1/18, Pool #G11657                                               7,214           6,931
4.50%, 1/1/19, Pool #B11878                                               13,904          13,358
4.50%, 7/1/19, Pool #B15661                                                3,398           3,262
5.00%, 8/1/33, Pool #A12886                                                7,567           7,286
5.50%, 8/1/33, Pool #A11851                                               10,973          10,827
5.00%, 10/1/33, Pool #A14805                                              11,707          11,275
6.50%, 12/1/33, Pool #A16523                                              26,782          27,324
5.00%, 4/1/34, Pool #A20534                                                7,152           6,883
6.00%, 7/1/34, Pool #A24370                                                8,756           8,804
5.50%, 10/1/34, Pool #A27526                                               9,015           8,893
5.00%, 12/1/34, Pool #A29017                                              24,279          23,364
5.50%, 10/1/35, Pool #A39170                                              17,644          17,376
5.50%, 11/1/35, Pool #A47728                                              16,182          15,937
                                                                                   -------------
                                                                                         182,394
                                                                                   -------------
GINNIE MAE (0.2%)
6.00%, 2/15/32, Pool #569704                                              21,019          21,254
5.50%, 4/15/33, Pool #603566                                               4,179           4,141
5.50%, 4/15/34, Pool #626116                                               3,300           3,269
6.00%, 9/20/34, Pool #3611                                                 4,775           4,813

5.50%, 9/15/35, Pool #644611                                               3,809           3,772
                                                                                   -------------
                                                                                          37,249
                                                                                   -------------
TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES                                     482,082
                                                                                   -------------
U.S. GOVERNMENT AGENCY SECURITIES (0.9%)
Federal National Mortgage Association (0.5%)
4.63%, 1/15/08, MTN                                                       30,000          29,817
4.50%, 10/15/08, MTN                                                      10,000           9,899
6.63%, 9/15/09, MTN                                                       10,000          10,370
5.63%, Callable ON 11/15/11@100 11/15/21                                  67,000          66,397
                                                                                   -------------
                                                                                         116,483
                                                                                   -------------
FEDERAL HOME LOAN BANK (0.1%)
4.63%, 2/8/08, Series 627                                                 10,000           9,937
4.63%, 11/21/08, Series 598                                               10,000           9,914
                                                                                   -------------
                                                                                          19,851
                                                                                   -------------
Federal Home Loan Mortgage Corporation (0.3%)
4.63%, 2/21/08, MTN                                                       10,000           9,934
4.63%, 12/19/08, MTN                                                      10,000           9,908
4.75%, 1/18/11, MTN                                                       10,000           9,876
4.75%, 1/19/16, MTN                                                        5,000           4,861
6.25%, 7/15/32, MTN                                                       27,000          30,439
                                                                                   -------------
                                                                                          65,018
                                                                                   -------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                  201,352
                                                                                   -------------
U.S. TREASURY OBLIGATIONS (1.2%)
U.S. TREASURY BONDS (0.2%)
6.00%, 2/15/26                                                            10,000          11,187
5.25%, 11/15/28                                                           28,000          28,922
5.38%, 2/15/31                                                            10,000          10,552
                                                                                   -------------
                                                                                          50,661
                                                                                   -------------
U.S. TREASURY NOTES (1.0%)
3.13%, 5/15/07                                                            46,000          45,743
5.63%, 5/15/08                                                             1,000           1,007
4.00%, 6/15/09                                                            55,000          53,920
4.00%, 4/15/10                                                            34,000          33,167
5.00%, 2/15/11                                                            30,000          30,224
4.88%, 2/15/12                                                            16,000          16,059
4.00%, 2/15/15                                                            20,000          18,909
4.25%, 8/15/15                                                            32,000          30,721
                                                                                   -------------
                                                                                         229,750
                                                                                   -------------
TOTAL U.S. TREASURY OBLIGATIONS                                                          280,411
                                                                                   -------------
INVESTMENT COMPANIES (4.2%)
American Beacon Money Market Select Fund                                 983,508         983,508
                                                                                   -------------
TOTAL INVESTMENT COMPANIES                                                               983,508
                                                                                   -------------
TOTAL INVESTMENTS (COST $21,458,562) (b) - 99.8%                                      23,159,497
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                                              48,507
                                                                                   -------------
NET ASSETS - 100.0%                                                                $  23,208,004
                                                                                   =============

----------
Percentages indicated are based on net assets of $23,208,004.

(a)  Represents non-income producing security.

(b) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized Appreciation                                             $  2,424,675
Unrealized (Depreciation)                                                723,740
                                                                    ------------
Net Unrealized Appreciation (Depreciation)                          $  1,700,935
                                                                    ============

MTN - Medium Term Note

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

AMERICAN INDEPENDENCE FUNDS TRUST
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
January 31, 2007
(UNAUDITED)

ORGANIZATION

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust's reorganization and merger with the former American Independence Funds Trust, now named the INTRUST Funds Trust. The Trust currently offers ten
(10) series, or mutual funds (individually, a "Fund"; collectively, the "Funds"), each with its own investment objectives and strategies.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the schedules of portfolio investments. Actual results could differ from those estimates.

INVESTMENT VALUATION

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time ("Valuation Time"). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available are valued at fair value by the Funds' Investment Adviser (or the Sub-Adviser) in accordance with guidelines approved by the Trust's Board of Trustees. The Funds typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when the Adviser has reason to believe that available quotations may not be accurate, the Funds may value securities according to methods that are approved by the Funds' Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. For example, the Funds may use fair value methods if a security's value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security's major trading exchange. In such a case, a Fund's value for a security is likely to be different from the last quoted market or pricing service price. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust's Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield relating to instruments or securities with similar characteristics.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions, such as banks or broker-dealers which the Adviser deems creditworthy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed-upon yield. The agreements are fully collateralized and the values of the collateral, including accrued interest, are marked-to-market daily. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities, and costs and time delays in connection with the disposition of such securities.

INVESTMENT TRANSACTIONS AND RELATED INCOME

Security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses are allocated among the classes based upon the proportion of relative net assets.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   American Independence Funds Trust
            --------------------------------------------


By (Signature and Title)*  /s/ John Pileggi, Treasurer
                         -------------------------------


Date   April 2, 2007
    ----------------------------------------------------


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Pileggi, Treasurer
                         -------------------------------

Date   April 2, 2007
    ----------------------------------------------------


By (Signature and Title)*  /s/ Eric Rubin, President
                         -------------------------------


Date   April 2, 2007
    ----------------------------------------------------



* Print the name and title of each signing officer under his or her signature.